UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Mutual Funds (65.6%)	Value

Equity Mutual Funds (63.5%)
1,519,588	Thrivent Natural Resources Fund	$14,451,283
3,346,085	Thrivent Partner Small Cap Growth Fund	53,303,130
676,465	Thrivent Partner Small Cap Value Fund	13,799,887
1,004,432	Thrivent Small Cap Stock Fund[a]	19,887,744
1,785,147	Thrivent Mid Cap Growth Fund	40,951,263
1,513,206	Thrivent Partner Mid Cap Value Fund	23,757,333
1,835,837	Thrivent Mid Cap Stock Fund	37,965,115
10,327,769	Thrivent Partner Worldwide Allocation Fund	98,940,023
6,452,995	Thrivent Large Cap Growth Fund	45,751,735
2,323,933	Thrivent Large Cap Value Fund	42,690,654
884,902	Thrivent Large Cap Stock Fund	23,591,486
475,273	Thrivent Equity Income Plus Fund	5,199,490

	Total	420,289,143

Fixed Income Mutual Funds (2.1%)
1,692,791	Thrivent High Yield Fund	8,531,665
639,002	Thrivent Income Fund	5,744,630

	Total	14,276,295

	Total Mutual Funds (cost $350,613,129)	434,565,438

Shares	Common Stock (28.8%)	Value

Consumer Discretionary (4.4%)
13,900	Abercrombie & Fitch Company	693,193
5,500	Amazon.com, Inc.[a,b]	1,656,710
2,900	AutoZone, Inc.[a]	1,300,882
14,240	CBS Corporation	752,442
6,200	Charter Communications, Inc.[a]	779,588
22,500	Cheesecake Factory, Inc.	954,900
58,600	Comcast Corporation	2,641,688
6,948	Delphi Automotive plc	373,246
1,200	DineEquity, Inc.	83,604
8,800	DISH Network Corporation	392,920
4,729	Finish Line, Inc.	105,267
24,176	Foot Locker, Inc.	873,479
8,830	GNC Holdings, Inc.	466,047
1,610	Harley-Davidson, Inc.	91,400
10,138	Hasbro, Inc.	466,348
20,300	Home Depot, Inc.	1,604,309
9,459	Ignite Restaurant Group, Inc.[a]	151,439
2,010	iShares Dow Jones US Home Construction Index Fund	44,783
23,987	Las Vegas Sands Corporation	1,332,958
8,924	LifeLock, Inc.[a]	101,466
18,250	Lowe’s Companies, Inc.	813,585
6,534	M/I Homes, Inc.[a]	138,913
11,900	Macy’s, Inc.	575,246
15,200	Marriott International, Inc.	631,864
5,600	Marriott Vacations Worldwide Corporation[a]	246,400
20,888	MDC Partners, Inc.	514,054
21,600	Meredith Corporation	1,026,432
4,100	Michael Kors Holdings, Ltd.[a]	276,094
11,820	News Corporation	354,482
20,290	Nexstar Broadcasting Group, Inc.	731,252
29,200	NIKE, Inc.	1,837,264
6,000	Omnicom Group, Inc.	385,620
11,640	Papa John’s International, Inc.[a]	778,250

Shares	Common Stock (28.8%)	Value

Consumer Discretionary (4.4%) - continued
5,500	Penn National Gaming, Inc.[a]	$274,945
45,859	Pier 1 Imports, Inc.	1,077,686
29,000	Pulte Group, Inc.[a]	482,270
28,000	Sally Beauty Holdings, Inc.[a]	854,280
37,100	Smith & Wesson Holding Corporation[a]	439,264
4,725	Stage Stores, Inc.	117,936
8,200	Staples, Inc.	139,564
2,600	Sturm, Ruger & Company, Inc.	132,262
2,500	Target Corporation	178,125
6,700	Tempur-Pedic International, Inc.[a]	265,655
3,360	Time Warner Cable, Inc.	383,275
3,900	TJX Companies, Inc.	202,956
10,100	Toll Brothers, Inc.[a]	331,987
2,800	Urban Outfitters, Inc.[a]	119,168
3,100	Valassis Communications, Inc.	88,753
4,300	Vera Bradley, Inc.[a]	104,232
11,700	Wyndham Worldwide Corporation	728,910

	Total	29,097,393

Consumer Staples (1.8%)
24,000	Altria Group, Inc.	841,440
1,810	Andersons, Inc.	107,369
14,865	Annie’s, Inc.[a]	614,073
9,077	British American Tobacco plc ADR	966,701
2,200	Brown-Forman Corporation	159,522
10,900	Campbell Soup Company	510,120
12,900	Colgate-Palmolive Company	772,323
22,820	CVS Caremark Corporation	1,403,202
678	Energizer Holdings, Inc.	69,020
16,842	Ingredion, Inc.	1,131,782
2,130	Kimberly-Clark Corporation	210,444
3,121	Kraft Foods Group, Inc.	176,586
20,300	Kroger Company	797,181
9,373	Mondelez International, Inc.	293,094
15,400	Nestle SA	1,042,313
2,403	Philip Morris International, Inc.	214,300
24,600	Procter & Gamble Company	1,975,380
7,700	Safeway, Inc.	198,583
7,400	Wal-Mart Stores, Inc.	576,756

	Total	12,060,189

Energy (2.2%)
42,757	Alpha Natural Resources, Inc.[a]	232,598
13,140	BP plc ADR	544,522
2,780	Chevron Corporation	349,974
2,800	Concho Resources, Inc.[a]	251,132
28,600	Consol Energy, Inc.	887,458
2,500	Delek US Holdings, Inc.	75,625
4,500	Ensco plc	258,030
6,060	EOG Resources, Inc.	881,669
4,970	EQT Corporation	429,905
23,900	Exxon Mobil Corporation	2,240,625
55,064	Marathon Oil Corporation	2,002,127
8,300	Marathon Petroleum Corporation	608,639
27,100	Nabors Industries, Ltd.	417,069
9,810	Oasis Petroleum, Inc.[a]	412,412
50,000	Patterson-UTI Energy, Inc.	988,500
41,980	Rex Energy Corporation[a]	805,596
6,750	Rosetta Resources, Inc.[a]	307,868
15,930	Schlumberger, Ltd.	1,295,587

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (28.8%)	Value

Energy (2.2%) - continued
8,800	Southwestern Energy Company[a]	$341,352
111,500	Weatherford International, Ltd.[a]	1,556,540

	Total	14,887,228

Financials (6.4%)
9,090	ACE, Ltd.	830,644
7,054	Affiliated Managers Group, Inc.[a]	1,272,189
3,800	Allied World Assurance Company Holdings AG	359,670
4,250	Allstate Corporation	216,665
7,600	American Assets Trust, Inc.	246,240
8,400	American Capital, Ltd.[a]	114,744
19,100	American International Group, Inc.[a]	869,241
5,600	Aspen Insurance Holdings, Ltd.	209,944
6,900	Axis Capital Holdings, Ltd.	300,564
132,730	Bank of America Corporation	1,937,858
14,700	Bank of New York Mellon Corporation	462,315
4,500	Banner Corporation	166,860
17,500	CBL & Associates Properties, Inc.	398,475
31,370	Citigroup, Inc.	1,635,632
2,752	CNA Financial Corporation	97,724
8,640	Colonial Properties Trust	209,174
5,400	Comerica, Inc.	229,716
31,600	DCT Industrial Trust, Inc.	237,316
6,700	Discover Financial Services	331,717
4,600	Extra Space Storage, Inc.	193,430
39,800	Fifth Third Bancorp	765,354
29,400	First Horizon National Corporation	362,502
7,200	First Industrial Realty Trust, Inc.	117,792
7,800	Franklin Street Properties Corporation	103,818
6,600	Fulton Financial Corporation	83,094
5,700	Goldman Sachs Group, Inc.	934,971
22,941	HCC Insurance Holdings, Inc.	1,021,563
3,800	Home Loan Servicing Solutions, Ltd.	95,114
19,918	Host Hotels & Resorts, Inc.	355,735
57,800	Huntington Bancshares, Inc.	494,190
10,820	Invesco, Ltd.	348,296
3,000	iShares Core S&P Small-Cap ETF	289,500
22,270	iShares Russell 2000 Index Fund	2,308,731
40,251	J.P. Morgan Chase & Company	2,243,188
9,918	Lazard, Ltd.	360,618
3,000	M&T Bank Corporation	350,580
1,700	MasterCard, Inc.	1,038,037
13,510	MetLife, Inc.	654,154
6,500	Montpelier Re Holdings, Inc.	175,565
14,720	Morgan Stanley	400,531
13,500	NASDAQ OMX Group, Inc.	437,400
7,100	Northern Trust Corporation	415,634
8,800	Pebblebrook Hotel Trust	234,520
15,500	Piedmont Office Realty Trust, Inc.	280,395
46,254	Popular, Inc.[a]	1,521,757
800	Portfolio Recovery Associates, Inc.[a]	119,448
3,800	ProAssurance Corporation	203,414
4,500	Progressive Corporation	117,045
7,700	Protective Life Corporation	333,641
10,600	Prudential Financial, Inc.	837,082
31,200	SLM Corporation	770,952
28,700	SPDR S&P 500 ETF Trust	4,840,542

Shares	Common Stock (28.8%)	Value

Financials (6.4%) - continued
3,440	SPDR S&P Biotech ETF	$421,641
4,850	State Street Corporation	337,899
3,227	Stewart Information Services Corporation	99,811
22,800	SunTrust Banks, Inc.	793,212
17,310	SVB Financial Group[a]	1,509,778
2,680	Taubman Centers, Inc.	196,230
11,600	TCF Financial Corporation	176,784
19,440	Terreno Realty Corporation	356,530
9,743	Tower Group International, Ltd.	213,079
7,700	Visa, Inc.	1,362,977
13,537	W.R. Berkley Corporation	573,563
35,610	Wells Fargo & Company	1,549,035
58,672	Zions Bancorporation[b]	1,739,038

	Total	42,264,858

Health Care (3.8%)
3,300	Abbott Laboratories	120,879
22,400	Akorn, Inc.[a]	317,856
19,350	Align Technology, Inc.[a]	832,824
27,100	Allscripts Healthcare Solutions, Inc.[a]	428,451
2,500	AmerisourceBergen Corporation	145,675
8,200	Amgen, Inc.	887,978
4,550	Baxter International, Inc.	332,332
1,700	Biogen Idec, Inc.[a]	370,821
13,100	Bristol-Myers Squibb Company	566,444
2,576	C.R. Bard, Inc.	295,210
6,700	Celgene Corporation[a]	983,962
11,000	Community Health Systems, Inc.	506,660
24,690	Covidien plc	1,521,645
3,480	Eli Lilly and Company	184,823
3,400	Emeritus Corporation[a]	78,846
17,363	ExamWorks Group, Inc.[a]	421,574
29,800	Express Scripts Holding Company[a]	1,953,390
61,600	Gilead Sciences, Inc.[a]	3,785,320
18,500	HCA Holdings, Inc.	721,500
7,605	HeartWare International, Inc.[a]	702,854
5,600	Illumina, Inc.[a]	446,992
786	Mallinckrodt, LLC[a]	36,070
3,700	Medicines Company[a]	114,330
23,520	Merck & Company, Inc.	1,132,958
12,300	Neurocrine Biosciences, Inc.[a]	172,077
15,328	NuVasive, Inc.[a]	349,785
4,400	PAREXEL International Corporation[a]	217,580
21,045	PDL BioPharma, Inc.	170,885
3,500	Pfizer, Inc.	102,305
16,900	ResMed, Inc.	805,285
11,450	Sanofi ADR	589,446
9,400	Seattle Genetics, Inc.[a]	380,888
14,500	Shire Pharmaceuticals Group plc ADR	1,585,575
12,706	Spectrum Pharmaceuticals, Inc.	107,239
11,100	Thoratec Corporation[a]	363,969
2,800	United Therapeutics Corporation[a]	209,552
15,950	UnitedHealth Group, Inc.[b]	1,161,957
5,200	Vertex Pharmaceuticals, Inc.[a]	414,960
2,600	Waters Corporation[a]	262,444
12,528	Zimmer Holdings, Inc.	1,045,837

	Total	24,829,178

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (28.8%)	Value

Industrials (3.6%)
23,670	Actuant Corporation	$835,788
12,300	Acuity Brands, Inc.	1,063,950
13,950	ADT Corporation[a]	559,116
5,000	AGCO Corporation	281,250
4,377	Briggs & Stratton Corporation	88,634
21,231	CSX Corporation	526,741
5,600	Deluxe Corporation	229,656
22,300	DigitalGlobe, Inc.[a]	722,520
26,553	EMCOR Group, Inc.	1,096,108
2,200	EnerSys, Inc.	116,424
5,500	Flowserve Corporation	311,740
13,200	Foster Wheeler AGa	283,008
18,100	GATX Corporation	817,758
17,494	General Electric Company	426,329
26,800	HNI Corporation	1,021,348
24,239	Honeywell International, Inc.	2,011,352
2,000	Huntington Ingalls Industries, Inc.	124,360
14,800	Ingersoll-Rand plc	903,540
33,730	Jacobs Engineering Group, Inc.[a]	1,996,816
13,300	JetBlue Airways Corporation[a]	86,982
11,700	KBR, Inc.	365,976
14,600	Landstar System, Inc.	789,276
2,600	Lockheed Martin Corporation	312,312
13,164	Manitowoc Company, Inc.	270,257
23,000	Manpower, Inc.	1,538,010
2,800	Matson, Inc.	79,296
22,812	Oshkosh Corporation[a]	1,022,434
3,432	Parker Hannifin Corporation	354,457
3,470	Pentair, Ltd.	211,947
4,700	Pitney Bowes, Inc.	77,597
6,700	Quanta Services, Inc.[a]	179,627
10,500	Republic Airways Holdings, Inc.[a]	144,165
26,500	Southwest Airlines Company	366,495
7,720	Tennant Company	398,352
10,000	Union Pacific Corporation	1,585,900
2,686	United Stationers, Inc.	111,173
12,617	United Technologies Corporation	1,331,977
8,400	Wabash National Corporation[a]	90,132
19,900	Woodward, Inc.	814,308

	Total	23,547,111

Information Technology (5.0%)
45,400	Activision Blizzard, Inc.	816,292
5,000	Alliance Data Systems Corporation[a]	988,900
7,477	Apple, Inc.[b]	3,383,343
32,594	Applied Materials, Inc.	531,608
130,500	Atmel Corporation[a]	1,030,950
8,700	Autodesk, Inc.[a]	307,893
72,500	Brocade Communications Systems, Inc.[a]	482,850
46,330	Cisco Systems, Inc.	1,183,731
24,600	Citrix Systems, Inc.[a]	1,771,692
15,800	Computer Sciences Corporation	753,028
23,136	CoreLogic, Inc.[a]	645,494
2,654	DST Systems, Inc.	185,860
13,113	E2open, Inc.[a]	260,686
5,924	eBay, Inc.[a]	306,212
46,300	Facebook, Inc.[a]	1,705,229
2,500	FLIR Systems, Inc.	81,175
2,955	Google, Inc.[a,b]	2,622,858
9,400	Guidewire Software, Inc.[a]	411,344
22,500	Informatica Corporation[a]	858,825

Shares	Common Stock (28.8%)	Value

Information Technology (5.0%) - continued
26,500	Intel Corporation	$617,450
6,300	InterDigital, Inc.	250,299
965	Itron, Inc.[a]	41,611
2,200	j2 Global, Inc.	100,694
14,411	Juniper Networks, Inc.[a]	312,286
2,805	Lexmark International, Inc.	105,159
9,750	Microsoft Corporation	310,342
38,600	NetApp, Inc.	1,587,232
40,948	NVIDIA Corporation	590,880
19,075	Plantronics, Inc.	886,797
28,200	QUALCOMM, Inc.[b]	1,820,310
7,900	Rovi Corporation[a]	177,987
10,100	SunPower Corporation[a]	279,265
34,340	Symantec Corporation	916,191
66,916	Teradyne, Inc.[a]	1,103,445
28,950	Texas Instruments, Inc.	1,134,840
30,746	TriQuint Semiconductor, Inc.[a]	245,661
3,800	Ubiquiti Networks, Inc.	79,876
5,149	Unisys Corporation[a]	133,565
71,000	Vishay Intertechnology, Inc.[a]	1,021,690
26,300	VMware, Inc.[a]	2,161,597
29	Workday, Inc.[a]	1,980
15,669	Xilinx, Inc.	731,586
14,300	Yahoo!, Inc.[a]	401,687

	Total	33,340,400

Materials (0.7%)
12,700	Buckeye Technologies, Inc.	472,694
10,720	Celanese Corporation	515,203
2,100	CF Industries Holdings, Inc.	411,621
5,450	Dow Chemical Company	190,968
8,600	Eagle Materials, Inc.	580,328
17,860	H.B. Fuller Company	717,079
1,733	Innophos Holdings, Inc.	86,373
4,050	Nucor Corporation	189,459
10,300	Owens-Illinois, Inc.[a]	306,425
7,094	Silgan Holdings, Inc.	342,214
6,330	Southern Copper Corporation	165,023
24,744	Steel Dynamics, Inc.	385,017
13,200	Teck Resources, Ltd.	309,276

	Total	4,671,680

Telecommunications Services (0.2%)
29,500	AT&T, Inc.	1,040,465
6,694	Verizon Communications, Inc.	331,219

	Total	1,371,684

Utilities (0.7%)
3,300	Calpine Corporation[a]	66,033
13,300	CMS Energy Corporation	372,267
12,710	NiSource, Inc.	390,451
11,830	PG&E Corporation	542,879
32,500	PNM Resources, Inc.	763,100
8,900	Public Service Enterprise Group, Inc.	300,731
11,100	Southern Company	497,724
15,440	Southwest Gas Corporation	766,442
17,500	Wisconsin Energy Corporation	760,900

	Total	4,460,527

	Total Common Stock (cost $152,269,903)	190,530,248

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (1.7%)	Value

Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
$650,000	6.011%, 5/25/2036	$471,083

	Total	471,083

Collateralized Mortgage Obligations (0.1%)
	MASTR Alternative Loans Trust
66,067	0.640%, 12/25/2035[c]	33,693
	Residential Asset Securitization Trust
81,986	0.570%, 8/25/2037[c]	25,516
	Sequoia Mortgage Trust
75,768	3.553%, 9/20/2046	10,278
189,603	3.553%, 9/20/2046	156,640
	WaMu Mortgage Pass Through Certificates
80,356	2.651%, 9/25/2036	65,154
120,308	2.728%, 10/25/2036	98,885

	Total	390,166

Commercial Mortgage-Backed Securities (<0.1%)
	Credit Suisse Mortgage Capital Certificates
250,000	5.509%, 9/15/2039	265,439

	Total	265,439

Mortgage-Backed Securities (0.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
475,000	3.000%, 8/1/2028[d]	488,062
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
500,000	3.500%, 8/1/2043[d]	502,734
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
475,000	2.500%, 8/1/2028[d]	474,629
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
417,500	4.000%, 8/1/2043[d]	433,874
532,500	3.000%, 9/1/2043[d]	515,277
950,000	3.500%, 9/1/2043[d]	955,270
532,500	4.000%, 9/1/2043[d]	551,720

	Total	3,921,566

U.S. Government and Agencies (0.9%)
	U.S. Treasury Bonds
4,610,000	3.000%, 5/15/2042	4,092,094
	U.S. Treasury Notes, TIPS
2,015,320	0.125%, 4/15/2018	2,080,347

	Total	6,172,441

	Total Long-Term Fixed Income (cost $11,978,155)	11,220,695

Shares or Principal Amount	Short-Term Investments (4.8%)	Value

	Federal Home Loan Bank Discount Notes
4,500,000	0.130%, 8/1/2013[e]	$4,500,000
4,000,000	0.045%, 9/13/2013[e]	3,999,785
4,500,000	0.050%, 10/30/2013[b,e]	4,499,438
4,100,000	0.093%, 11/22/2013[b,e]	4,098,803
	Federal Home Loan Mortgage Corporation Discount Notes
13,050,000	0.060%, 8/26/2013[e]	13,049,456
300,000	0.095%, 12/2/2013[b,e]	299,903
	Federal National Mortgage Association Discount Notes
1,200,000	0.100%, 12/4/2013[b,e]	1,199,583

	Total Short-Term Investments (at amortized cost)	31,646,968

	Total Investments (cost $546,508,155) 100.9%	$667,963,349

	Other Assets and Liabilities, Net (0.9%)	(5,830,172)

	Total Net Assets 100.0%	$662,133,177

a	Non-income producing security.
b	At July 31, 2013, $19,084,187 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2013.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$127,548,103
Gross unrealized depreciation	(6,092,909)

Net unrealized appreciation (depreciation)	$121,455,194

Cost for federal income tax purposes	$546,508,155

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	420,289,143	420,289,143	–	–
Fixed Income Mutual Funds	14,276,295	14,276,295	–	–
Common Stock
Consumer Discretionary	29,097,393	29,097,393	–	–
Consumer Staples	12,060,189	11,017,876	1,042,313	–
Energy	14,887,228	14,887,228	–	–
Financials	42,264,858	42,264,858	–	–
Health Care	24,829,178	24,829,178	–	–
Industrials	23,547,111	23,547,111	–	–
Information Technology	33,340,400	33,340,400	–	–
Materials	4,671,680	4,671,680	–	–
Telecommunications Services	1,371,684	1,371,684	–	–
Utilities	4,460,527	4,460,527	–	–
Long-Term Fixed Income
Asset-Backed Securities	471,083	–	471,083	–
Collateralized Mortgage Obligations	390,166	–	390,166	–
Commercial Mortgage-Backed Securities	265,439	–	265,439	–
Mortgage-Backed Securities	3,921,566	–	3,921,566	–
U.S. Government and Agencies	6,172,441	–	6,172,441	–
Short-Term Investments	31,646,968	–	31,646,968	–

Total	$667,963,349	$624,053,373	$43,909,976	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,088,224	3,456,668	631,556	–

Total Asset Derivatives	$4,088,224	$3,456,668	$631,556	$–

Liability Derivatives
Futures Contracts	9,323,039	9,323,039	–	–

Total Liability Derivatives	$9,323,039	$9,323,039	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(10)	September 2013	($2,203,876)	($2,203,125)	$751
5-Yr. U.S. Treasury Bond Futures	(30)	September 2013	(3,694,362)	(3,641,016)	53,346
10-Yr. U.S. Treasury Bond Futures	(50)	September 2013	(6,524,067)	(6,321,875)	202,192
30-Yr. U.S. Treasury Bond Futures	5	September 2013	711,265	670,312	(40,953)
Eurex EURO STOXX 50 Futures	1,129	September 2013	40,762,708	41,394,264	631,556
Mini MSCI EAFE Index Futures	58	September 2013	4,738,270	4,997,570	259,300
Russell 2000 Index Mini-Futures	(582)	September 2013	(56,225,216)	(60,696,780)	(4,471,564)
S&P 400 Index Mini-Futures	(602)	September 2013	(69,205,378)	(74,015,900)	(4,810,522)
S&P 500 Index Futures	252	September 2013	102,930,421	105,871,500	2,941,079
Total Futures Contracts					($5,234,815)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
Natural Resources	$13,550,782	$124,396	$–	1,519,588	$14,451,283	$124,396
Partner Small Cap Growth	45,911,513	1,330,124	4,500,000	3,346,085	53,303,130	–
Partner Small Cap Value	11,793,236	472,885	1,000,000	676,465	13,799,887	272,667
Small Cap Stock	16,161,303	–	–	1,004,432	19,887,744	–
Mid Cap Growth	34,522,959	2,274,642	–	1,785,147	40,951,263	–
Partner Mid Cap Value	20,587,471	672,707	2,000,000	1,513,206	23,757,333	232,462
Mid Cap Stock	30,397,516	135,007	–	1,835,837	37,965,115	135,007
Partner Worldwide Allocation	88,690,414	2,142,999	–	10,327,769	98,940,023	2,142,999
Large Cap Growth	39,282,979	258,696	1,500,000	6,452,995	45,751,735	258,696
Large Cap Value	33,592,812	705,563	–	2,323,933	42,690,654	705,563
Large Cap Stock	19,629,570	1,369,676	–	884,902	23,591,486	312,563
Equity Income Plus	4,482,114	89,225	–	475,273	5,199,490	89,225
High Yield	16,189,902	408,164	8,119,806	1,692,791	8,531,665	408,303
Income	11,880,506	161,288	6,050,000	639,002	5,744,630	161,372
Government Bond	9,759,861	–	9,750,790	–	–	429
Limited Maturity Bond	1,259,996	–	1,259,996	–	–	56
Cash Management Trust- Short Term Investment	6,352,142	73,146,523	79,498,665	–	–	12,188
Total Value and Income Earned	404,045,076				434,565,438	4,855,926

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value

Basic Materials (0.2%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$2,059,437	5.250%, 10/18/2017	$2,074,245
	Ineos Group Holdings, Ltd., Term Loan
632,374	4.000%, 5/4/2018	630,793
	Tronox Pigments BV, Term Loan
165,000	4.500%, 2/8/2018	166,903
	US Coatings Acquisition, Inc., Term Loan
379,050	4.750%, 2/1/2020	382,787

	Total	3,254,728

Capital Goods (0.1%)
	ADS Waste Holdings, Term Loan
686,550	4.250%, 10/9/2019	691,260
	Berry Plastics Group, Inc., Term Loan
822,938	3.500%, 2/8/2020	821,909
	Silver II Borrower, Term Loan
218,900	4.000%, 12/13/2019	218,534

	Total	1,731,703

Communications Services (0.8%)
	Atlantic Broadband Penn, LLC, Term Loan
292,788	3.250%, 11/30/2019	292,726
	Cequel Communications, LLC, Term Loan
269,318	3.500%, 2/14/2019	270,581
	Charter Communications Operating, LLC, Term Loan
110,000	0.000%, 7/1/2020[b,c]	109,512
	Clear Channel Communications, Inc., Term Loan
219,264	3.836%, 1/29/2016	204,670
646,736	2.254%, 1/30/2019	597,099
	Cricket Communications, Inc., Term Loan
74,625	4.750%, 10/10/2019	75,216
465,000	4.750%, 3/8/2020	468,604
	Cumulus Media Holdings, Inc., Term Loan
433,475	4.500%, 9/17/2018	437,177
	Fairpoint Communications, Term Loan
548,625	7.500%, 2/14/2019	545,311
	Grande Communications Networks, LLC, Term Loan
330,000	4.500%, 5/29/2020	328,350
	Hargray Communications Group, Inc., Term Loan
455,000	4.750%, 6/25/2019	454,149
	Integra Telecom Holdings, Inc., Term Loan
324,187	5.250%, 2/22/2019	327,835
	Integra Telecom Inc., Term Loan
105,000	9.750%, 2/21/2020	107,822
	Intelsat Jackson Holdings SA, Term Loan
536,623	4.250%, 4/2/2018	540,648

Principal Amount	Bank Loans (2.3%)[a]	Value

Communications Services (0.8%) - continued
	Level 3 Financing, Inc., Term Loan
$715,000	4.750%, 8/1/2019	$719,683
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
361,350	6.000%, 6/9/2017	361,350
	LTS Buyer, LLC, Term Loan
245,000	4.500%, 4/13/2020	246,301
27,000	8.000%, 4/12/2021	27,169
	McGraw-Hill Global Education Holdings, LLC, Term Loan
438,900	9.000%, 3/22/2019	440,958
	Mediacom Communications Corporation, Term Loan
292,787	4.000%, 1/20/2020	293,153
	NEP Broadcasting, LLC, Term Loan
821,150	4.432%, 1/22/2020[b,c]	825,937
31,429	9.500%, 8/18/2020	32,136
	NTelos, Inc., Term Loan
163,762	5.750%, 11/9/2019	163,252
	SBA Senior Finance II, LLC, Term Loan
78,813	3.750%, 9/28/2019	79,108
	Syniverse Holdings, Inc., Term Loan
440,000	4.000%, 4/23/2019	440,735
	TNS, Inc., Term Loan
335,417	5.000%, 2/14/2020	337,513
	Univision Communications, Inc., Term Loan
231,262	4.500%, 2/28/2020	232,129
433,912	4.500%, 2/28/2020	435,540
109,725	4.500%, 3/1/2020	110,136
	Van Wagner Communications, Inc., Term Loan
396,000	8.250%, 8/3/2018	397,239
	Virgin Media Investment Holdings, Ltd., Term Loan
675,000	3.500%, 6/7/2020	674,251
	Visant Corporation, Term Loan
708,643	5.250%, 12/22/2016	692,032
	WideOpenWest Finance, LLC, Term Loan
728,175	4.750%, 3/26/2019	733,789
	Yankee Cable Acquisition, LLC, Term Loan
431,821	5.250%, 8/26/2016	434,654
	Zayo Group, LLC, Term Loan
547,236	4.500%, 7/2/2019	551,171

	Total	12,987,936

Consumer Cyclical (0.3%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
438,121	4.250%, 2/23/2017	440,093
	Cenveo Corporation, Term Loan
244,388	6.250%, 2/13/2017	245,201
	Ceridian Corporation, Term Loan
439,037	5.942%, 5/9/2017	441,368

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value

Consumer Cyclical (0.3%) - continued
	Chrysler Group, LLC, Term Loan
$364,071	4.250%, 5/24/2017	$369,529
	J.C. Penney Corporation, Inc., Term Loan
160,000	6.000%, 5/22/2018	160,834
	MGM Resorts International, Term Loan
348,250	3.500%, 12/20/2019	348,396
	MRC Global, Inc., Term Loan
362,262	6.000%, 11/8/2019	365,280
	ROC Finance, LLC, Term Loan
605,000	2.727%, 4/8/2019[b,c]	608,025
	Seminole Indian Tribe of Florida, Term Loan
201,413	3.000%, 4/29/2020	201,916
	Seven Seas Cruises S de RL, LLC, Term Loan
652,000	4.750%, 12/21/2018	656,890
	Toys R Us, Inc., Term Loan
581,335	5.250%, 5/25/2018	566,558

	Total	4,404,090

Consumer Non-Cyclical (0.3%)
	Albertson’s, Inc., Term Loan
528,675	4.750%, 3/21/2019	530,991
	Bausch & Lomb, Inc., Term Loan
361,357	4.000%, 5/17/2019	361,133
	Biomet, Inc., Term Loan
456,550	3.960%, 7/25/2017	459,289
	CHS/Community Health Systems, Inc., Term Loan
365,000	3.773%, 1/25/2017	367,383
	Del Monte Corporation, Term Loan
67,885	4.000%, 3/8/2018	67,868
	DJO Finance, LLC, Term Loan
525,667	4.750%, 9/15/2017	530,104
	Grifols, Inc., Term Loan
360,246	4.250%, 6/1/2017	363,528
	HJ Heinz Company, Term Loan
190,000	3.500%, 6/5/2020	191,866
	Hologic, Inc., Term Loan
435,600	4.500%, 8/1/2019	436,767
	JBS USA, LLC, Term Loan
412,925	3.750%, 5/25/2018	411,893
	Reynolds Group Holdings, Inc., Term Loan
69,475	4.750%, 9/28/2018	70,179
	Rite Aid Corporation, Term Loan
84,788	4.000%, 2/7/2020	85,317
165,000	5.750%, 8/21/2020	169,785
	Roundy’s Supermarkets, Inc., Term Loan
652,477	5.750%, 2/13/2019	646,089
	Supervalu, Inc., Term Loan
508,421	5.000%, 3/21/2019[b,c]	512,417
	Warner Chilcott Company, LLC, Term Loan
2,985	4.250%, 3/15/2018	2,987
	Warner Chilcott Corporation, Term Loan
38,437	4.250%, 3/15/2018	38,462
48,777	4.250%, 3/15/2018	48,808

Principal Amount	Bank Loans (2.3%)[a]	Value

Consumer Non-Cyclical (0.3%) - continued
$21,234	4.250%, 3/15/2018	$21,247

	Total	5,316,113

Energy (0.1%)
	Arch Coal, Inc., Term Loan
470,524	5.750%, 5/16/2018	466,704
	Chesapeake Energy Corporation, Term Loan
1,060,000	5.750%, 12/2/2017	1,085,620
	Offshore Group Investment, Ltd., Term Loan
458,850	5.750%, 3/28/2019	462,291

	Total	2,014,615

Financials (0.1%)
	GEO Group, Inc., Term Loan
108,728	3.250%, 4/3/2020	109,407
	MoneyGram International, Inc., Term Loan
438,900	4.250%, 3/27/2020	441,459
	WaveDivision Holdings, LLC, Term Loan
676,600	4.000%, 10/12/2019	676,600

	Total	1,227,466

Technology (0.2%)
	First Data Corporation Extended, Term Loan
720,000	4.191%, 3/23/2018	718,200
	First Data Corporation, Term Loan
295,000	4.191%, 9/24/2018	294,210
	Freescale Semiconductor Inc., Term Loan
399,000	5.000%, 2/13/2020	402,866
	Infor US, Inc., Term Loan
391,989	5.250%, 4/5/2018	396,889
	SunGard Data Systems, Inc., Term Loan
542,275	4.500%, 1/31/2020	549,395

	Total	2,361,560

Transportation (0.1%)
	American Airlines, Inc., Term Loan
460,000	4.750%, 6/21/2019	460,000
	American Petroleum Tankers Parent, LLC, Term Loan
134,815	4.750%, 9/28/2019	135,826
	Delta Air Lines, Inc., Term Loan
598,205	4.250%, 4/20/2017	601,944
	United Air Lines, Inc., Term Loan
269,325	4.000%, 4/1/2019	271,569

	Total	1,469,339

Utilities (0.1%)
	Calpine Corporation, Term Loan
84,567	4.000%, 4/1/2018	85,025
580,613	4.000%, 10/9/2019	582,999
	Intergen NV, Term Loan
210,000	0.000%, 6/5/2020[b,c]	209,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value

Utilities (0.1%) - continued
	NGPL PipeCo, LLC, Term Loan
$524,464	6.750%, 9/15/2017	$502,174
	Pacific Drilling SA, Term Loan
215,000	4.500%, 6/3/2018	217,150

	Total	1,596,823

	Total Bank Loans (cost $36,074,479)	36,364,373

Shares	Mutual Funds (64.2%)	Value

Equity Mutual Funds (53.5%)
3,069,650	Thrivent Natural Resources Fund	29,192,371
2,992,538	Thrivent Partner Small Cap Growth Fund	47,671,123
1,577,393	Thrivent Partner Small Cap Value Fund	32,178,808
1,344,712	Thrivent Small Cap Stock Fund[d]	26,625,288
1,895,607	Thrivent Mid Cap Growth Fund	43,485,228
3,128,294	Thrivent Partner Mid Cap Value Fund	49,114,218
4,033,886	Thrivent Mid Cap Stock Fund	83,420,764
19,881,077	Thrivent Partner Worldwide Allocation Fund	190,460,716
14,356,555	Thrivent Large Cap Growth Fund	101,787,975
7,594,853	Thrivent Large Cap Value Fund	139,517,449
3,157,979	Thrivent Large Cap Stock Fund	84,191,708
1,204,539	Thrivent Equity Income Plus Fund	13,177,656

	Total	840,823,304

Fixed Income Mutual Funds (10.7%)
10,980,011	Thrivent High Yield Fund	55,339,257
7,922,261	Thrivent Income Fund	71,221,131
2,329,016	Thrivent Government Bond Fund	23,173,707
1,517,928	Thrivent Limited Maturity Bond Fund	18,958,922

	Total	168,693,017

	Total Mutual Funds (cost $851,603,044)	1,009,516,321

Shares	Common Stock (20.7%)	Value

Consumer Discretionary (3.1%)
12,800	888 Holdings Public Company, Ltd.	33,196
22,700	Abercrombie & Fitch Company	1,132,049
7,200	Amazon.com, Inc.[d]	2,168,784
3,800	AutoZone, Inc.[d]	1,704,604
133	Bovis Homes Group plc	1,618
24,010	CBS Corporation	1,268,688
10,900	Charter Communications, Inc.[d]	1,370,566
32,690	Cheesecake Factory, Inc.	1,387,364
7,000	Cineworld Group plc	39,940
77,000	Comcast Corporation	3,471,160
900	Continental AG	141,723
7,000	Daihatsu Motor Company, Ltd.	153,863
55,600	David Jones, Ltd.	134,862
20,202	Delphi Automotive plc	1,085,252
2,000	DineEquity, Inc.	139,340
15,200	DISH Network Corporation	678,680
7,745	Finish Line, Inc.	172,404
31,978	Foot Locker, Inc.	1,155,365

Shares	Common Stock (20.7%)	Value

Consumer Discretionary (3.1%) - continued
11,670	GNC Holdings, Inc.	$615,943
2,200	GTECH SPA	61,068
24,100	Halfords Group plc	134,734
4,720	Harley-Davidson, Inc.	267,954
16,674	Hasbro, Inc.	767,004
28,900	Home Depot, Inc.	2,283,967
12,590	Ignite Restaurant Group, Inc.[d]	201,566
5,870	iShares Dow Jones US Home Construction Index Fund	130,784
62,900	ITV plc	161,776
31,513	Las Vegas Sands Corporation	1,751,177
14,612	LifeLock, Inc.[d]	166,138
28,000	Link REIT	136,721
48,570	Lowe’s Companies, Inc.	2,165,251
10,741	M/I Homes, Inc.[d]	228,354
19,600	Macy’s, Inc.	947,464
24,900	Marriott International, Inc.	1,035,093
9,100	Marriott Vacations Worldwide Corporation[d]	400,400
27,752	MDC Partners, Inc.	682,977
28,320	Meredith Corporation	1,345,766
7,300	Michael Kors Holdings, Ltd.[d]	491,582
5,900	Mitchells & Butlers plc[d]	37,414
5,300	N Brown Group plc	41,722
8,100	Namco Bandai Holdings, Inc.	131,042
34,360	News Corporation	1,030,456
26,830	Nexstar Broadcasting Group, Inc.	966,953
38,600	NIKE, Inc.	2,428,712
10,400	Omnicom Group, Inc.	668,408
3,700	Pandora AS	147,690
15,380	Papa John’s International, Inc.[d]	1,028,307
9,500	Penn National Gaming, Inc.[d]	474,905
60,619	Pier 1 Imports, Inc.	1,424,547
47,600	Pulte Group, Inc.[d]	791,588
2,100	Renault SA	165,458
6,700	Safilo Group SPA[d]	137,894
37,100	Sally Beauty Holdings, Inc.[d]	1,131,921
57,000	SJM Holdings, Ltd.	142,722
60,800	Smith & Wesson Holding Corporation[d]	719,872
7,708	Stage Stores, Inc.	192,392
13,500	Staples, Inc.	229,770
4,300	Sturm, Ruger & Company, Inc.	218,741
7,800	Sumitomo Forestry Company, Ltd.	82,548
1,700	Takkt AG	28,845
4,100	Target Corporation	292,125
11,500	Tempur-Pedic International, Inc.[d]	455,975
5,000	The Restaurant Group plc	40,142
9,820	Time Warner Cable, Inc.	1,120,167
6,400	TJX Companies, Inc.	333,056
17,500	Toll Brothers, Inc.[d]	575,225
22,100	TomTom NVd	129,054
4,700	Toyota Motor Corporation	285,998
4,700	Urban Outfitters, Inc.[d]	200,032
1,040	USS Company, Ltd.	124,249
5,100	Valassis Communications, Inc.	146,013
7,000	Vera Bradley, Inc.[d]	169,680
19,700	William Hill plc	145,767
6,400	Wolters Kluwer NV	154,598
19,200	Wyndham Worldwide Corporation	1,196,160

	Total	47,805,325

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (20.7%)	Value

Consumer Staples (1.3%)
39,200	Altria Group, Inc.	$1,374,352
2,905	Andersons, Inc.	172,325
19,653	Annie’s, Inc.[d]	811,865
11,956	British American Tobacco plc ADR	1,273,314
3,700	Brown-Forman Corporation	268,287
17,900	Campbell Soup Company	837,720
21,000	Colgate-Palmolive Company	1,257,270
1,600	Cranswick plc	27,991
47,530	CVS Caremark Corporation	2,922,620
1,104	Energizer Holdings, Inc.	112,387
29,200	Greencore Group plc	65,245
1,600	Henkel AG & Company KGaA	156,399
25,052	Ingredion, Inc.	1,683,494
6,220	Kimberly-Clark Corporation	614,536
5,700	Koninklijke (Royal) Ahold NV	93,907
9,079	Kraft Foods Group, Inc.	513,690
33,300	Kroger Company	1,307,691
684	Leroy Seafood Group ASA	18,216
2,000	Mandom Corporation	70,978
27,247	Mondelez International, Inc.	852,014
20,200	Nestle SA	1,367,190
6,979	Philip Morris International, Inc.[e]	622,387
35,800	Procter & Gamble Company	2,874,740
300	Royal Unibrew AS	28,919
12,600	Safeway, Inc.	324,954
4,200	Seven & I Holdings Company, Ltd.	158,220
12,100	Wal-Mart Stores, Inc.	943,074
5,600	Woolworths, Ltd.	167,701

	Total	20,921,486

Energy (1.6%)
73,414	Alpha Natural Resources, Inc.[d]	399,372
38,230	BP plc ADR	1,584,251
26,680	BW Offshore, Ltd.	35,115
8,110	Chevron Corporation	1,020,968
5,000	Concho Resources, Inc.[d]	448,450
37,600	Consol Energy, Inc.	1,166,728
4,000	Delek US Holdings, Inc.	121,000
7,800	Ensco plc	447,252
11,298	EOG Resources, Inc.	1,643,746
14,440	EQT Corporation	1,249,060
39,200	Exxon Mobil Corporation	3,675,000
2,138	Fred Olsen Energy ASA	103,155
5,600	Hunting plc	70,442
96,874	Marathon Oil Corporation	3,522,339
13,600	Marathon Petroleum Corporation	997,288
44,500	Nabors Industries, Ltd.	684,855
12,970	Oasis Petroleum, Inc.[d]	545,259
73,490	Patterson-UTI Energy, Inc.	1,452,897
57,960	Rex Energy Corporation[d]	1,112,253
8,930	Rosetta Resources, Inc.[d]	407,297
25,960	Schlumberger, Ltd.	2,111,327
15,100	Southwestern Energy Company[d]	585,729
14,000	TonenGeneral Sekiyu KK	135,391

Shares	Common Stock (20.7%)	Value

Energy (1.6%) - continued
146,800	Weatherford International, Ltd.[d]	$2,049,328

	Total	25,568,502

Financials (4.8%)
19,410	ACE, Ltd.	1,773,686
9,335	Affiliated Managers Group, Inc.[d]	1,683,567
5,470	Allied World Assurance Company Holdings AG	517,736
12,370	Allstate Corporation	630,623
10,010	American Assets Trust, Inc.	324,324
13,800	American Capital, Ltd.[d]	188,508
31,400	American International Group, Inc.[d]	1,429,014
7,320	Aspen Insurance Holdings, Ltd.	274,427
27,700	Aviva plc	156,295
8,900	AXA SA	196,169
12,200	Axis Capital Holdings, Ltd.	531,432
281,080	Bank of America Corporation	4,103,768
24,000	Bank of New York Mellon Corporation	754,800
7,400	Banner Corporation	274,392
12,400	Barclays plc	54,176
500	BNP Paribas SA	32,419
86,000	CapitaMall Trust	137,061
30,100	CBL & Associates Properties, Inc.	685,377
69,140	Citigroup, Inc.	3,604,960
4,459	CNA Financial Corporation	158,339
11,410	Colonial Properties Trust	276,236
8,800	Comerica, Inc.	374,352
41,810	DCT Industrial Trust, Inc.	313,993
11,000	Discover Financial Services	544,610
6,524	DnB ASA	108,530
6,080	Extra Space Storage, Inc.	255,664
65,200	Fifth Third Bancorp	1,253,796
48,200	First Horizon National Corporation	594,306
11,800	First Industrial Realty Trust, Inc.	193,048
12,700	Franklin Street Properties Corporation	169,037
10,900	Fulton Financial Corporation	137,231
8,800	GAM Holding AGd	140,380
9,300	Goldman Sachs Group, Inc.	1,525,479
10,200	Grainger plc	27,007
1,049	Grupo Catalana Occidente SA	27,296
9,700	Hargreaves Lansdown plc	144,688
37,262	HCC Insurance Holdings, Inc.	1,659,277
6,471	Henderson Group plc	16,119
23,000	Henderson Land Development Company, Ltd.	143,247
6,200	Home Loan Servicing Solutions, Ltd.	155,186
34,335	Host Hotels & Resorts, Inc.	613,223
99,600	Huntington Bancshares, Inc.	851,580
20,200	Intermediate Capital Group plc	149,152
7,200	International Personal Finance plc	69,507
31,490	Invesco, Ltd.	1,013,663
18,000	iShares Barclays 1-3 Year Credit Bond Fund	1,894,320
4,900	iShares Core S&P Small-Cap ETF	472,850
3,700	iShares MSCI EAFE Index Fund	223,369
29,450	iShares Russell 2000 Index Fund	3,053,082
59,885	J.P. Morgan Chase & Company	3,337,391
3,900	KBC Groep NV	157,009

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (20.7%)	Value

Financials (4.8%) - continued
19,500	Kerry Properties, Ltd.	$80,162
17,136	Lazard, Ltd.	623,065
5,500	M&T Bank Corporation	642,730
2,300	MasterCard, Inc.	1,404,403
39,240	MetLife, Inc.	1,900,001
74,900	Mizuho Financial Group, Inc.	155,779
10,600	Montpelier Re Holdings, Inc.	286,306
42,840	Morgan Stanley	1,165,676
5,300	MS and AD Insurance Group Holdings, Inc.	137,171
23,000	NASDAQ OMX Group, Inc.	745,200
4,200	Nordea Bank AB	53,237
12,500	Northern Trust Corporation	731,750
10,200	ORIX Corporation	151,380
19,000	Oversea-Chinese Banking Corporation, Ltd.	157,741
11,590	Pebblebrook Hotel Trust	308,873
4,400	Phoenix Group Holdings	49,151
26,700	Piedmont Office Realty Trust, Inc.	483,003
61,147	Popular, Inc.[d]	2,011,736
1,300	Portfolio Recovery Associates, Inc.[d]	194,103
5,010	ProAssurance Corporation	268,185
7,300	Progressive Corporation	189,873
13,600	Protective Life Corporation	589,288
17,400	Prudential Financial, Inc.	1,374,078
7,700	Prudential plc	136,751
51,100	SLM Corporation	1,262,681
4,200	Spar Nord Bank ASd	29,068
50,200	SPDR S&P 500 ETF Trust	8,466,732
4,580	SPDR S&P Biotech ETF	561,371
14,100	State Street Corporation	982,347
5,290	Stewart Information Services Corporation	163,620
37,300	SunTrust Banks, Inc.	1,297,667
26,140	SVB Financial Group[d]	2,279,931
3,542	Taubman Centers, Inc.	259,345
19,000	TCF Financial Corporation	289,560
27,110	Terreno Realty Corporation	497,197
12,300	The Paragon Group Of Companies plc	60,190
4,500	Tokio Marine Holdings, Inc.	143,626
12,915	Tower Group International, Ltd.	282,451
1,200	Vienna Insurance Group AG Wiener Versicherung Gruppe	61,970
10,100	Visa, Inc.	1,787,801
22,973	W.R. Berkley Corporation	973,366
64,970	Wells Fargo & Company	2,826,195
84,098	Zions Bancorporation	2,492,665

	Total	75,963,126

Health Care (2.8%)
5,400	Abbott Laboratories	197,802
800	Actelion, Ltd.[d]	53,165
29,580	Akorn, Inc.[d]	419,740
25,580	Align Technology, Inc.[d]	1,100,963
46,900	Allscripts Healthcare Solutions, Inc.[d]	741,489
4,100	AmerisourceBergen Corporation	238,907
13,400	Amgen, Inc.	1,451,086
13,430	Baxter International, Inc.	980,927
2,800	Biogen Idec, Inc.[d]	610,764
21,400	Bristol-Myers Squibb Company	925,336
5,051	C.R. Bard, Inc.	578,844

Shares	Common Stock (20.7%)	Value

Health Care (2.8%) - continued
10,900	Celgene Corporation[d]	$1,600,774
18,100	Community Health Systems, Inc.	833,686
42,370	Covidien plc	2,611,263
10,160	Eli Lilly and Company	539,598
5,600	Emeritus Corporation[d]	129,864
23,535	ExamWorks Group, Inc.[d]	571,430
39,300	Express Scripts Holding Company[d]	2,576,115
86,400	Gilead Sciences, Inc.[d]	5,309,280
2,300	GlaxoSmithKline plc	58,843
6,100	GN Store Nord AS	126,123
30,300	HCA Holdings, Inc.	1,181,700
10,089	HeartWare International, Inc.[d]	932,425
1,000	Hogy Medical Company, Ltd.	57,031
9,900	Illumina, Inc.[d]	790,218
2,284	Mallinckrodt, LLC[d]	104,813
6,200	Medicines Company[d]	191,580
62,340	Merck & Company, Inc.	3,002,918
900	Merck KGaA	148,702
16,320	Neurocrine Biosciences, Inc.[d]	228,317
3,400	Nihon Kohden Corporation	142,856
5,100	Novartis AG	366,623
20,368	NuVasive, Inc.[d]	464,798
7,200	PAREXEL International Corporation[d]	356,040
34,480	PDL BioPharma, Inc.	279,978
5,700	Pfizer, Inc.	166,611
28,400	ResMed, Inc.	1,353,260
1,400	Roche Holding AG	344,525
2,500	Sanofi	261,710
33,310	Sanofi ADR	1,714,799
15,400	Seattle Genetics, Inc.[d]	624,008
19,100	Shire Pharmaceuticals Group plc ADR	2,088,585
20,846	Spectrum Pharmaceuticals, Inc.	175,940
3,000	Stada Arzneimittel AG	140,671
2,700	Terumo Corporation	136,519
19,200	Thoratec Corporation[d]	629,568
4,600	United Therapeutics Corporation[d]	344,264
31,541	UnitedHealth Group, Inc.	2,297,762
9,000	Vertex Pharmaceuticals, Inc.[d]	718,200
5,400	Waters Corporation[d]	545,076
20,951	Zimmer Holdings, Inc.	1,748,989

	Total	43,194,485

Industrials (2.5%)
31,290	Actuant Corporation	1,104,850
16,320	Acuity Brands, Inc.	1,411,680
20,800	ADT Corporation[d]	833,664
9,300	AGCO Corporation	523,125
1,800	Arcadis NV	46,695
13,400	Ashtead Group plc	143,759
2,700	Berendsen plc	33,572
7,246	Briggs & Stratton Corporation	146,731
31,600	Carillion plc	143,334
1,000	Central Japan Railway Company	122,501
12,600	Chemring Group plc	59,037
49,165	CSX Corporation	1,219,784
15,000	Dai Nippon Printing Company, Ltd.	133,484
9,200	Deluxe Corporation	377,292
29,660	DigitalGlobe, Inc.[d]	960,984
35,063	EMCOR Group, Inc.	1,447,401

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (20.7%)	Value

Industrials (2.5%) - continued
3,500	EnerSys, Inc.	$185,220
1,600	European Aeronautic Defence and Space Company	95,816
8,400	Ferrovial SA	143,304
9,500	Flowserve Corporation	538,460
22,700	Foster Wheeler AGd	486,688
24,010	GATX Corporation	1,084,772
39,061	General Electric Company	951,916
35,420	HNI Corporation	1,349,856
38,466	Honeywell International, Inc.	3,191,909
3,200	Huntington Ingalls Industries, Inc.	198,976
1,100	I.M.A. Industria Macchine Automatiche SPA	27,073
30,000	Iberdrola SA	166,010
30,700	Ingersoll-Rand plc	1,874,235
4,900	ITE Group plc	21,155
56,940	Jacobs Engineering Group, Inc.[d]	3,370,848
21,800	JetBlue Airways Corporation[d]	142,572
5,100	JM AB	135,592
19,200	KBR, Inc.	600,576
3,600	Keller Group plc	60,735
3,000	KUKA AG	132,421
19,190	Landstar System, Inc.	1,037,411
4,200	Lockheed Martin Corporation[e]	504,504
22,807	Manitowoc Company, Inc.	468,228
32,770	Manpower, Inc.	2,191,330
4,600	Matson, Inc.	130,272
12,300	Mermaid Marine Australia, Ltd.	43,399
3,800	Northgate plc	22,545
38,424	Oshkosh Corporation[d]	1,722,164
1,000	Osterreichische Post Aktiengesellschaft	42,618
6,664	Parker Hannifin Corporation	688,258
10,110	Pentair, Ltd.	617,519
7,700	Pitney Bowes, Inc.	127,127
16,900	Qantas Airways, Ltd.[d]	19,133
11,100	Quanta Services, Inc.[d]	297,591
22,900	Qube Holdings, Ltd.	36,382
3,200	Randstad Holding NV	154,789
17,300	Republic Airways Holdings, Inc.[d]	237,529
2,600	Secom Company, Ltd.	143,104
26,000	Singapore Airport Terminal Services, Ltd.	67,834
700	SMC Corporation	148,037
45,500	Southwest Airlines Company	629,265
10,280	Tennant Company	530,448
20,000	Tokyu Corporation	129,899
13,100	Union Pacific Corporation	2,077,529
4,416	United Stationers, Inc.	182,778
19,600	United Technologies Corporation	2,069,172
13,700	Wabash National Corporation[d]	147,001
26,330	Woodward, Inc.	1,077,424

	Total	39,009,317

Information Technology (3.3%)
74,400	Activision Blizzard, Inc.	1,337,712
8,700	Alliance Data Systems Corporation[d]	1,720,686
9,752	Apple, Inc.[e]	4,412,780
56,678	Applied Materials, Inc.	924,418
172,540	Atmel Corporation[d]	1,363,066
15,000	Autodesk, Inc.[d]	530,850

Shares	Common Stock (20.7%)	Value

Information Technology (3.3%) - continued
118,700	Brocade Communications Systems, Inc.[d]	$790,542
106,060	Cisco Systems, Inc.	2,709,833
32,500	Citrix Systems, Inc.[d]	2,340,650
25,800	Computer Sciences Corporation	1,229,628
38,981	CoreLogic, Inc.[d]	1,087,570
4,403	DST Systems, Inc.	308,342
17,462	E2open, Inc.[d]	347,144
10,149	eBay, Inc.[d]	524,602
500	Ei Towers SPA	18,666
400	EVS Broadcast Equipment SA	28,914
60,900	Facebook, Inc.[d]	2,242,947
4,100	FLIR Systems, Inc.	133,127
3,877	Google, Inc.[d]	3,441,225
12,520	Guidewire Software, Inc.[d]	547,875
100	Inficon Holding AGd	32,345
29,760	Informatica Corporation[d]	1,135,939
2,000	Ingenico	149,434
35,000	Intel Corporation	815,500
10,300	InterDigital, Inc.	409,219
1,279	Itron, Inc.[d]	55,150
3,600	j2 Global, Inc.	164,772
24,921	Juniper Networks, Inc.[d]	540,038
9,900	Laird plc	29,061
4,637	Lexmark International, Inc.	173,841
4,200	Micro Focus International plc	50,775
28,370	Microsoft Corporation	903,017
65,580	NetApp, Inc.	2,696,650
71,307	NVIDIA Corporation	1,028,960
25,230	Plantronics, Inc.	1,172,943
37,100	QUALCOMM, Inc.	2,394,805
13,000	Rovi Corporation[d]	292,890
18,900	SunPower Corporation[d]	522,585
75,650	Symantec Corporation	2,018,342
99,729	Teradyne, Inc.[d]	1,644,531
64,130	Texas Instruments, Inc.	2,513,896
53,425	TriQuint Semiconductor, Inc.[d]	426,866
6,200	Ubiquiti Networks, Inc.	130,324
698	UbiSoft Entertainment SAd	10,648
8,517	Unisys Corporation[d]	220,931
700	Unit4 NV	23,686
93,830	Vishay Intertechnology, Inc.[d]	1,350,214
34,600	VMware, Inc.[d]	2,843,774
1,600	Wincor Nixdorf AG	101,493
54	Workday, Inc.[d]	3,688
2,400	Xaar plc	30,668
36,061	Xilinx, Inc.	1,683,688
24,700	Yahoo!, Inc.[d]	693,823

	Total	52,305,073

Materials (0.5%)
16,870	Buckeye Technologies, Inc.	627,901
22,240	Celanese Corporation	1,068,855
3,400	CF Industries Holdings, Inc.	666,434
10,400	COMSYS Holdings Corporation	132,059
15,860	Dow Chemical Company	555,734
11,400	Eagle Materials, Inc.	769,272
23,740	H.B. Fuller Company	953,161
2,821	Innophos Holdings, Inc.	140,599
9,600	Nissan Chemical Industries, Ltd.	132,793
11,800	Nucor Corporation	552,004
17,800	Owens-Illinois, Inc.[d]	529,550
12,050	Silgan Holdings, Inc.	581,292

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (20.7%)	Value

Materials (0.5%) - continued
8,200	Smurfit Kappa Group plc	$165,836
8,345	Southern Copper Corporation	217,554
41,588	Steel Dynamics, Inc.	647,109
17,400	Teck Resources, Ltd.	407,682

	Total	8,147,835

Telecommunications Services (0.2%)
48,200	AT&T, Inc.	1,700,014
34,700	BT Group plc	179,545
6,000	Freenet AGd	143,111
16,000	iiNet, Ltd.	87,251
2,100	Orange SA	20,713
51,000	Singapore Telecommunications, Ltd.	157,485
35,600	TalkTalk Telecom Group plc	133,888
7,178	Telenor ASA	158,969
29,400	Telstra Corporation, Ltd.	131,733
19,453	Verizon Communications, Inc.	962,534

	Total	3,675,243

Utilities (0.6%)
5,400	Calpine Corporation[d]	108,054
22,000	CMS Energy Corporation	615,780
43,000	Electricidade de Portugal SA	152,869
6,900	Gas Natural SDG SA	140,480
36,980	NiSource, Inc.	1,136,026
34,420	PG&E Corporation	1,579,534
42,930	PNM Resources, Inc.	1,007,996
16,500	Power Assets Holdings, Ltd.	148,131
15,600	Public Service Enterprise Group, Inc.	527,124
18,100	Southern Company	811,604
20,382	Southwest Gas Corporation	1,011,762
122,100	SP AusNet	129,432
26,000	Tokyo Gas Company, Ltd.	142,919
28,700	Wisconsin Energy Corporation	1,247,876

	Total	8,759,587

	Total Common Stock (cost $261,278,099)	325,349,979

Principal Amount	Long-Term Fixed Income (8.5%)	Value

Asset-Backed Securities (0.7%)
	Access Group, Inc.
286,594	0.690%, 2/25/2036[f,g]	285,128
	Ally Auto Receivables Trust 2013-SN1
360,000	0.720%, 5/20/2016	359,121
	Avis Budget Rental Car Funding AESOP, LLC
177,540	2.370%, 11/20/2014[f]	180,303
	Chesapeake Funding, LLC
200,000	0.645%, 1/7/2025[f,g]	199,976
	Countrywide Asset-Backed Certificates
350,000	5.530%, 4/25/2047	323,419
	DT Auto Owner Trust
131,948	0.750%, 5/16/2016[f]	131,959
	Edlinc Student Loan Funding Trust
214,179	3.196%, 10/1/2025[g,h]	210,966

Principal Amount	Long-Term Fixed Income (8.5%)	Value

Asset-Backed Securities (0.7%) - continued
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
$360,000	0.679%, 1/15/2019	$359,419
	FNA Trust
276,171	1.980%, 1/10/2018[h]	274,316
	GE Dealer Floorplan Master Note Trust
360,000	0.592%, 4/20/2018[g]	359,708
	GE Equipment Transportation, LLC
300,000	0.690%, 11/25/2016	299,152
	Golden Credit Card Trust
240,000	0.441%, 2/15/2018[f,g]	239,815
	Hyundai Auto Receivables Trust
360,000	0.820%, 9/15/2017	359,665
	Hyundai Floorplan Master Owner Trust
405,000	0.541%, 5/15/2018[f,g]	403,297
	Master Credit Card Trust
244,200	0.780%, 4/21/2017[f]	242,804
	Morgan Stanley Capital, Inc.
594,928	0.340%, 2/25/2037[g]	297,890
	Motor plc
472,000	0.690%, 2/15/2021[f,g]	472,002
	Nationstar Mortgage Advance Receivable Trust
360,000	1.080%, 6/20/2044[f]	359,662
	Nissan Master Owner Trust Receivables
400,000	0.491%, 2/15/2018[g]	398,770
	Renaissance Home Equity Loan Trust
3,112,258	5.746%, 5/25/2036	2,326,995
1,780,000	6.011%, 5/25/2036	1,290,043
	Santander Drive Auto Receivables Trust
300,000	0.700%, 9/15/2017	298,794
	SLM Student Loan Trust
181,124	0.791%, 8/15/2022[f,g]	180,068
200,000	1.241%, 5/17/2027[f,g]	197,078
	Volvo Financial Equipment, LLC
300,000	0.740%, 3/15/2017[f]	299,408
	World Financial Network Credit Card Master Trust
300,000	0.910%, 3/16/2020	298,359
	World Omni Master Owner Trust
240,000	0.541%, 2/15/2018[f,g]	238,833

	Total	10,886,950

Basic Materials (0.1%)
	Barrick Gold Corporation
30,000	2.900%, 5/30/2016	29,842
	FMG Resources Pty. Ltd.
548,154	6.875%, 2/1/2018[f,i]	559,117
	Freeport-McMoRan Copper & Gold, Inc.
156,000	2.375%, 3/15/2018[f]	147,809
	Glencore Funding, LLC
48,000	1.700%, 5/27/2016[f]	46,905

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value

Basic Materials (0.1%) - continued
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
$275,000	8.875%, 2/1/2018	$286,000
	Ineos Finance plc
275,000	7.500%, 5/1/2020[f]	295,625
	Inmet Mining Corporation
275,000	7.500%, 6/1/2021[f]	275,000
	International Paper Company
53,000	5.300%, 4/1/2015	56,633
	LyondellBasell Industries NV
80,000	6.000%, 11/15/2021	91,580
	Rio Tinto Finance USA plc
60,000	1.375%, 6/17/2016	59,965
60,000	2.250%, 12/14/2018	58,569
	Xstrata Finance Canada, Ltd.
234,000	1.800%, 10/23/2015[f]	232,993

	Total	2,140,038

Capital Goods (0.1%)
	BAE Systems plc
46,000	3.500%, 10/11/2016[f]	48,138
	CNH Capital, LLC
120,000	3.625%, 4/15/2018	117,900
	Eaton Corporation
27,000	1.500%, 11/2/2017[f]	26,409
40,000	4.000%, 11/2/2032[f]	36,836
	John Deere Capital Corporation
180,000	0.339%, 1/12/2015[g]	179,925
	Northrop Grumman Corporation
75,000	1.750%, 6/1/2018	73,493
	Reynolds Group Issuer, Inc.
273,154	5.750%, 10/15/2020	277,934
	Roper Industries, Inc.
70,000	2.050%, 10/1/2018	69,183
	RSC Equipment Rental, Inc.
275,000	8.250%, 2/1/2021	307,312
	Textron, Inc.
60,000	5.600%, 12/1/2017	65,612

	Total	1,202,742

Collateralized Mortgage Obligations (0.4%)
	Citigroup Mortgage Loan Trust, Inc.
323,142	5.500%, 11/25/2035	290,114
	CitiMortgage Alternative Loan Trust
1,053,433	5.750%, 4/25/2037	846,718
	Commercial Mortgage Pass Through Certificates
360,000	1.243%, 6/8/2030[f,g]	358,471
	Countrywide Alternative Loan Trust
324,284	5.091%, 10/25/2035	266,767
179,061	6.500%, 8/25/2036	129,372
209,218	6.000%, 1/25/2037	164,704
922,720	5.500%, 5/25/2037	763,762
700,672	7.000%, 10/25/2037	492,551
	Countrywide Home Loans, Inc.
420,946	5.750%, 4/25/2037	373,924

Principal Amount	Long-Term Fixed Income (8.5%)	Value

Collateralized Mortgage Obligations (0.4%) - continued
	Deutsche Alt-A Securities Mortgage Loan Trust
$151,671	5.500%, 10/25/2021	$145,248
	Deutsche Alt-A Securities, Inc.
330,268	6.000%, 10/25/2021	310,276
	Federal Home Loan Mortgage Corporation
584,065	3.000%, 2/15/2033[j]	86,312
	Federal National Mortgage Association
1,302,646	3.500%, 1/25/2033[j]	206,976
	J.P. Morgan Mortgage Trust
97,023	2.936%, 10/25/2036	76,562
900,826	0.570%, 1/25/2037[g]	555,770
922,987	6.250%, 8/25/2037	634,830
	MASTR Alternative Loans Trust
244,475	6.500%, 7/25/2034	259,465
484,490	0.640%, 12/25/2035[g]	247,083
	Merrill Lynch Alternative Note Asset Trust
248,835	6.000%, 3/25/2037	218,656
	Residential Asset Securitization Trust
655,886	0.570%, 8/25/2037[g]	204,129
	Sequoia Mortgage Trust
200,245	3.553%, 9/20/2046	27,164
603,832	3.553%, 9/20/2046	498,854
	WaMu Mortgage Pass Through Certificates
157,059	2.651%, 9/25/2036	127,346
328,843	2.728%, 10/25/2036	270,284

	Total	7,555,338

Commercial Mortgage-Backed Securities (0.9%)
	Banc of America Commercial Mortgage, Inc.
1,400,000	5.622%, 4/10/2049	1,571,290
2,550,000	5.560%, 6/10/2049	2,857,028
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	5.331%, 2/11/2044	1,641,786
	CGBAM Commercial Mortgage Trust
210,000	1.291%, 5/15/2030[f,g]	210,000
	Credit Suisse First Boston Mortgage Securities
1,300,000	5.542%, 1/15/2049	1,440,722
	Credit Suisse Mortgage Capital Certificates
1,625,000	5.509%, 9/15/2039	1,725,353
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
393,848	0.727%, 12/25/2016	391,302
	Federal National Mortgage Association
294,544	0.595%, 8/25/2015	293,211
	Greenwich Capital Commercial Funding Corporation
900,000	5.867%, 12/10/2049	983,540

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value

Commercial Mortgage-Backed Securities (0.9%) - continued
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
$240,000	0.891%, 4/15/2028[f,g]	$239,600
750,000	5.711%, 2/12/2049	804,743
	Morgan Stanley Capital, Inc.
450,000	5.406%, 3/15/2044	485,077
	Wachovia Bank Commercial Mortgage Trust
1,050,000	5.603%, 10/15/2048	1,140,467

	Total	13,784,119

Communications Services (0.2%)
	AMC Networks, Inc.
275,000	4.750%, 12/15/2022	266,750
	American Tower Corporation
85,000	5.050%, 9/1/2020	88,098
	AT&T, Inc.
114,000	2.400%, 8/15/2016	117,829
82,000	5.800%, 2/15/2019	95,791
	British Telecommunications plc
60,000	1.625%, 6/28/2016	60,560
	CBS Corporation
54,000	8.875%, 5/15/2019	69,974
	CC Holdings GS V, LLC
27,000	2.381%, 12/15/2017	26,657
	CCO Holdings, LLC
275,000	7.375%, 6/1/2020	296,312
	Comcast Corporation
35,000	4.650%, 7/15/2042	33,576
	Cox Communications, Inc.
70,000	9.375%, 1/15/2019[f]	91,884
	Crown Castle Towers, LLC
45,000	4.174%, 8/15/2017[f]	47,456
	DIRECTV Holdings, LLC
48,000	2.400%, 3/15/2017	48,379
54,000	1.750%, 1/15/2018	52,326
50,000	5.875%, 10/1/2019	56,548
	Hughes Satellite Systems Corporation
275,000	6.500%, 6/15/2019	292,187
	Intelsat Jackson Holdings SA
275,000	7.250%, 4/1/2019	297,344
	Level 3 Financing, Inc.
275,000	8.625%, 7/15/2020	302,500
	NBC Universal Enterprise, Inc.
180,000	0.953%, 4/15/2018[f,g]	181,539
30,000	1.974%, 4/15/2019[f]	29,290
	NBC Universal Media, LLC
82,000	2.875%, 4/1/2016	85,962
	Nippon Telegraph & Telephone Corporation
51,000	1.400%, 7/18/2017	50,082
	SBA Tower Trust
50,000	5.101%, 4/17/2017[f]	54,683
	Sprint Nextel Corporation
273,154	9.000%, 11/15/2018[f]	323,687
	Telefonica Emisiones SAU
56,000	3.729%, 4/27/2015	57,675
	Univision Communications, Inc.
275,000	6.875%, 5/15/2019[f]	293,562

Principal Amount	Long-Term Fixed Income (8.5%)	Value

Communications Services (0.2%) - continued
	Verizon Communications, Inc.
$41,000	1.100%, 11/1/2017	$39,848
46,000	5.500%, 2/15/2018	52,697
	Vodafone Group plc
33,000	0.659%, 2/19/2016[g]	32,988

	Total	3,446,184

Consumer Cyclical (0.2%)
	Amazon.com, Inc.
27,000	1.200%, 11/29/2017	26,340
54,000	2.500%, 11/29/2022	49,561
	Chrysler Group, LLC
275,000	8.000%, 6/15/2019	300,094
	Cinemark USA, Inc.
275,000	4.875%, 6/1/2023[f]	259,875
	Daimler Finance North America, LLC
150,000	1.125%, 8/1/2018[c,f,g]	150,218
	Federated Retail Holdings, Inc.
34,000	5.900%, 12/1/2016	38,728
	Ford Motor Company
31,000	7.450%, 7/16/2031	38,224
	Ford Motor Credit Company, LLC
83,000	12.000%, 5/15/2015	97,663
180,000	1.525%, 5/9/2016[g]	180,389
50,000	1.700%, 5/9/2016	49,538
60,000	2.375%, 1/16/2018	58,962
50,000	5.000%, 5/15/2018	54,207
	Gap, Inc.
52,000	5.950%, 4/12/2021	58,454
	General Motors Financial Company, Inc.
42,000	2.750%, 5/15/2016[f]	41,842
275,000	3.250%, 5/15/2018[f]	268,812
	Hyundai Capital America
54,000	1.625%, 10/2/2015[f]	53,938
	Jaguar Land Rover Automotive plc
275,000	5.625%, 2/1/2023[f]	269,500
	L Brands, Inc.
160,000	5.625%, 2/15/2022	165,800
	Macy’s Retail Holdings, Inc.
27,000	3.875%, 1/15/2022	27,345
	Toll Brothers Finance Corporation
42,000	8.910%, 10/15/2017	49,980
21,000	4.375%, 4/15/2023	19,950
	Toyota Motor Credit Corporation
240,000	0.564%, 5/17/2016[g]	239,934
35,000	1.750%, 5/22/2017	35,165
	TRW Automotive, Inc.
28,000	7.250%, 3/15/2017[f]	32,060
	Walgreen Company
80,000	5.250%, 1/15/2019	91,171
	Wal-Mart Stores, Inc.
63,000	1.125%, 4/11/2018	61,484
	Western Union Company
54,000	2.375%, 12/10/2015	55,062
	Wynn Las Vegas, LLC
275,000	5.375%, 3/15/2022	280,500

	Total	3,054,796

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value

Consumer Non-Cyclical (0.3%)
	AbbVie, Inc.
$27,000	1.750%, 11/6/2017[f]	$26,681
40,000	2.000%, 11/6/2018[f]	39,328
	Altria Group, Inc.
56,000	9.700%, 11/10/2018	74,976
	Anheuser-Busch InBev Worldwide, Inc.
91,000	7.750%, 1/15/2019	115,328
	Avon Products, Inc.
21,000	2.375%, 3/15/2016	21,228
	Biomet, Inc.
275,000	6.500%, 8/1/2020	288,750
	Boston Scientific Corporation
42,000	4.500%, 1/15/2015	44,004
52,000	6.000%, 1/15/2020	59,302
	Bunge Limited Finance Corporation
28,000	3.200%, 6/15/2017	28,788
33,000	8.500%, 6/15/2019	41,056
	Celgene Corporation
66,000	1.900%, 8/15/2017	66,124
	CHS/Community Health Systems, Inc.
70,000	7.125%, 7/15/2020	71,663
	ConAgra Foods, Inc.
75,000	1.900%, 1/25/2018	74,518
	Coventry Health Care, Inc.
90,000	5.950%, 3/15/2017	102,252
	CVS Caremark Corporation
34,000	6.125%, 9/15/2039	40,238
	Endo Pharmaceuticals Holdings, Inc.
275,000	7.000%, 7/15/2019	287,375
	Express Scripts Holding Company
56,000	3.125%, 5/15/2016	58,504
	Fresenius Medical Care US Finance II, Inc.
275,000	5.875%, 1/31/2022[f]	290,125
	Gilead Sciences, Inc.
45,000	2.400%, 12/1/2014	45,958
49,000	3.050%, 12/1/2016	51,950
	Hawk Acquisition Sub, Inc.
273,154	4.250%, 10/15/2020[f]	262,228
	Heineken NV
27,000	1.400%, 10/1/2017[f]	26,398
	Kraft Foods, Inc.
60,000	6.500%, 8/11/2017	70,216
	Laboratory Corporation of America Holdings
56,000	2.200%, 8/23/2017	55,631
	Lorillard Tobacco Company
56,000	2.300%, 8/21/2017	55,165
	Mallinckrodt International Finance SA
45,000	3.500%, 4/15/2018[f]	44,490
	Mattel, Inc.
44,000	1.700%, 3/15/2018	43,247
	McKesson Corporation
27,000	0.950%, 12/4/2015	27,063
	Medco Health Solutions, Inc.
66,000	7.125%, 3/15/2018	80,044
	Merck & Company, Inc.
240,000	0.634%, 5/18/2018[g]	240,340

Principal Amount	Long-Term Fixed Income (8.5%)	Value

Consumer Non-Cyclical (0.3%) - continued
	Mylan, Inc.
$75,000	1.800%, 6/24/2016[f]	$74,904
54,000	7.875%, 7/15/2020[f]	61,932
	PepsiCo, Inc.
180,000	0.483%, 2/26/2016[g]	180,092
	Pernod-Ricard SA
50,000	2.950%, 1/15/2017[f]	51,235
37,000	5.750%, 4/7/2021[f]	41,699
	Roche Holdings, Inc.
21,000	7.000%, 3/1/2039[f]	28,434
	SABMiller Holdings, Inc.
69,000	2.450%, 1/15/2017[f]	70,746
75,000	3.750%, 1/15/2022[f]	76,396
	Safeway, Inc.
21,000	3.400%, 12/1/2016	21,943
63,000	5.000%, 8/15/2019	67,244
	Spectrum Brands Escrow Corporation
150,000	6.375%, 11/15/2020[f]	159,375
	Tyson Foods, Inc.
70,000	4.500%, 6/15/2022	72,048
	Valeant Pharmaceuticals International
275,000	6.875%, 12/1/2014[f]	289,438
	WellPoint, Inc.
60,000	2.300%, 7/15/2018[c]	59,854
	Zoetis, Inc.
38,000	1.875%, 2/1/2018[f]	37,329

	Total	4,025,639

Energy (0.2%)
	BP Capital Markets plc
180,000	1.846%, 5/5/2017	181,137
81,000	1.375%, 11/6/2017	79,429
54,000	4.500%, 10/1/2020	58,588
	Chevron Corporation
120,000	1.718%, 6/24/2018	119,478
	CNOOC, Ltd.
75,000	1.125%, 5/9/2016	74,573
	Concho Resources, Inc.
273,154	5.500%, 10/1/2022	274,861
	EQT Corporation
55,000	8.125%, 6/1/2019	66,863
	Hess Corporation
72,000	8.125%, 2/15/2019	91,630
	Linn Energy, LLC
273,154	6.250%, 11/1/2019[f]	256,765
	Marathon Oil Corporation
81,000	0.900%, 11/1/2015	80,966
	Marathon Petroleum Corporation
56,000	3.500%, 3/1/2016	59,142
	MEG Energy Corporation
275,000	6.500%, 3/15/2021[f]	280,500
	Murphy Oil Corporation
40,000	2.500%, 12/1/2017	39,786
	Oasis Petroleum, Inc.
275,000	6.875%, 1/15/2023	290,812
	Petrobras Global Finance BV
100,000	2.000%, 5/20/2016	98,936
	Petroleos Mexicanos
45,000	3.500%, 7/18/2018[f]	45,788

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value

Energy (0.2%) - continued
	Pioneer Natural Resources Company
$28,000	5.875%, 7/15/2016	$31,261
	Range Resources Corporation
275,000	5.000%, 8/15/2022	277,750
	Suncor Energy, Inc.
49,000	6.100%, 6/1/2018	57,595
	Transocean, Inc.
28,000	5.050%, 12/15/2016	30,690
86,000	6.000%, 3/15/2018	96,946
21,000	6.375%, 12/15/2021	23,696
	Valero Energy Corporation
31,000	9.375%, 3/15/2019	40,589
	Weatherford International, Ltd.
84,000	6.750%, 9/15/2040	89,505

	Total	2,747,286

Financials (0.9%)
	Aetna, Inc.
60,000	1.500%, 11/15/2017	58,579
	American Express Company
240,000	0.863%, 5/22/2018[g]	239,787
	American Express Credit Corporation
35,000	2.375%, 3/24/2017	36,091
	American International Group, Inc.
124,000	2.375%, 8/24/2015	125,583
121,000	3.800%, 3/22/2017	128,321
	American Tower Trust I
21,000	1.551%, 3/15/2018[f]	20,436
	ANZ National International, Ltd. of London
83,000	3.125%, 8/10/2015[f]	86,239
	Associated Banc Corporation
28,000	1.875%, 3/12/2014	28,047
	Bank Nederlandse Gemeenten NV
180,000	1.375%, 3/19/2018[f]	177,004
	Bank of America Corporation
115,000	7.750%, 8/15/2015	127,084
55,000	5.750%, 8/15/2016	60,239
120,000	5.750%, 12/1/2017	135,295
85,000	2.000%, 1/11/2018	83,152
263,000	1.343%, 3/22/2018[g]	262,416
55,000	5.650%, 5/1/2018	61,827
42,000	5.700%, 1/24/2022	47,172
	Bank of Montreal
60,000	1.300%, 7/15/2016	60,215
180,000	0.870%, 4/9/2018[g]	179,922
	Bank of Nova Scotia
180,000	0.673%, 3/15/2016[g]	179,910
42,000	0.950%, 3/15/2016	41,897
	BB&T Corporation
30,000	1.133%, 6/15/2018[g]	30,014
60,000	2.050%, 6/19/2018	59,720
	BBVA Banco Continental SA
69,000	2.250%, 7/29/2016[f]	67,275
	BBVA US Senior SAU
40,000	4.664%, 10/9/2015	41,290
	Berkshire Hathaway Finance Corporation
60,000	1.600%, 5/15/2017	60,371

Principal Amount	Long-Term Fixed Income (8.5%)	Value

Financials (0.9%) - continued
$180,000	1.300%, 5/15/2018	$175,724
	BNP Paribas SA
82,000	2.375%, 9/14/2017	82,685
	Capital One Financial Corporation
54,000	2.150%, 3/23/2015	54,925
120,000	0.723%, 3/22/2016[g]	119,659
22,000	6.150%, 9/1/2016	24,605
	Citigroup, Inc.
182,000	5.000%, 9/15/2014	189,178
90,000	1.226%, 7/25/2016[g]	90,264
134,000	6.000%, 8/15/2017	151,911
82,000	8.500%, 5/22/2019	104,618
44,000	4.050%, 7/30/2022	42,761
	CNA Financial Corporation
67,000	7.350%, 11/15/2019	82,177
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
180,000	0.753%, 3/18/2016[g]	180,705
57,000	3.950%, 11/9/2022	54,755
	Credit Agricole SA
50,000	1.625%, 4/15/2016[f]	49,828
	Credit Suisse AG
80,000	5.400%, 1/14/2020	87,474
	CyrusOne, LP
275,000	6.375%, 11/15/2022	288,750
	DDR Corporation
52,000	9.625%, 3/15/2016	62,190
	Discover Financial Services
101,000	6.450%, 6/12/2017	115,040
	DnB Boligkreditt AS
240,000	1.450%, 3/21/2018[f]	233,294
	Eksportfinans ASA
35,000	3.000%, 11/17/2014	34,930
52,000	5.500%, 5/25/2016[i]	53,820
	Fifth Third Bancorp
63,000	5.450%, 1/15/2017	69,655
	General Electric Capital Corporation
54,000	1.000%, 12/11/2015	53,976
92,000	0.471%, 1/8/2016[g]	91,540
20,000	1.145%, 5/9/2016[g]	20,175
30,000	1.600%, 11/20/2017	29,556
21,000	0.983%, 4/2/2018[g]	21,115
183,000	6.000%, 8/7/2019	213,280
180,000	1.273%, 3/15/2023[g]	180,818
67,000	6.750%, 3/15/2032	80,773
	Genworth Financial, Inc.
55,000	6.515%, 5/22/2018	62,362
	Goldman Sachs Group, Inc.
84,000	3.700%, 8/1/2015	87,694
133,000	0.723%, 3/22/2016[g]	131,489
42,000	2.375%, 1/22/2018	41,497
180,000	1.465%, 4/30/2018[g]	180,005
61,000	7.500%, 2/15/2019	73,604
66,000	5.250%, 7/27/2021	71,197
	Hartford Financial Services Group, Inc.
81,000	4.000%, 10/15/2017	86,604
44,000	5.125%, 4/15/2022	48,474
	HCP, Inc.
25,000	6.300%, 9/15/2016	28,514
30,000	6.000%, 1/30/2017	33,869

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value

Financials (0.9%) - continued
$30,000	6.700%, 1/30/2018	$35,230
68,000	2.625%, 2/1/2020	64,314
	Health Care REIT, Inc.
66,000	4.700%, 9/15/2017	72,202
27,000	2.250%, 3/15/2018	26,659
	HSBC Bank plc
240,000	0.915%, 5/15/2018[f,g]	239,888
	HSBC Finance Corporation
42,000	6.676%, 1/15/2021	47,490
	Huntington Bancshares, Inc.
24,000	2.600%, 8/2/2018	24,010
	Icahn Enterprises, LP
273,154	8.000%, 1/15/2018	288,519
	ING Bank NV
54,000	3.750%, 3/7/2017[f]	56,660
	ING Capital Funding Trust III
45,000	3.874%, 12/29/2049[g,k]	43,650
	ING US, Inc.
64,000	2.900%, 2/15/2018[f]	63,835
	International Lease Finance Corporation
114,000	2.224%, 6/15/2016[g]	112,860
	J.P. Morgan Chase & Company
120,000	0.715%, 4/23/2015[g]	119,840
44,000	1.125%, 2/26/2016	43,746
94,000	3.450%, 3/1/2016	98,813
114,000	2.000%, 8/15/2017	114,302
89,000	1.166%, 1/25/2018[g]	89,162
35,000	1.800%, 1/25/2018	34,302
91,000	6.300%, 4/23/2019	107,023
23,000	3.200%, 1/25/2023	21,764
21,000	3.375%, 5/1/2023	19,493
80,000	7.900%, 4/29/2049[k]	89,000
	J.P. Morgan Chase Bank NA
76,000	0.602%, 6/13/2016[g]	74,702
	KeyBank NA
81,000	7.413%, 5/6/2015	89,359
	Liberty Mutual Group, Inc.
28,000	4.950%, 5/1/2022[f]	29,016
25,000	6.500%, 5/1/2042[f]	27,866
	Liberty Property, LP
59,000	5.500%, 12/15/2016	65,484
	Lloyds TSB Bank plc
54,000	6.500%, 9/14/2020[f]	58,555
	Merrill Lynch & Company, Inc.
42,000	6.400%, 8/28/2017	47,992
	Morgan Stanley
56,000	4.750%, 4/1/2014	57,216
22,000	1.523%, 2/25/2016[g]	22,122
22,000	1.750%, 2/25/2016	21,975
106,000	4.750%, 3/22/2017	113,915
45,000	6.250%, 8/28/2017	50,884
120,000	1.546%, 4/25/2018[g]	119,189
125,000	5.500%, 1/26/2020	137,446
50,000	4.875%, 11/1/2022	50,113
50,000	4.100%, 5/22/2023	46,939
	Murray Street Investment Trust I
136,000	4.647%, 3/9/2017	145,440
	Nederlandse Waterschapsbank NV
240,000	0.750%, 3/29/2016[f]	239,316
	Nomura Holdings, Inc.
180,000	1.722%, 9/13/2016[g]	180,819

Principal Amount	Long-Term Fixed Income (8.5%)	Value

Financials (0.9%) - continued
$101,000	2.000%, 9/13/2016	$100,379
	Nordea Eiendomskreditt AS
180,000	2.125%, 9/22/2016[f]	184,572
	Prologis, LP
23,000	6.625%, 5/15/2018	26,805
69,000	7.375%, 10/30/2019	83,896
	Prudential Covered Trust
162,000	2.997%, 9/30/2015[f]	167,540
	Prudential Financial, Inc.
48,000	4.500%, 11/15/2020	51,816
40,000	5.625%, 6/15/2043	38,800
	Realty Income Corporation
27,000	2.000%, 1/31/2018	26,384
	Regions Bank
123,000	7.500%, 5/15/2018	145,284
	Reinsurance Group of America, Inc.
50,000	5.625%, 3/15/2017	54,833
27,000	5.000%, 6/1/2021	28,997
	Royal Bank of Canada
250,000	1.125%, 7/22/2016	249,278
90,000	2.200%, 7/27/2018	90,037
	Royal Bank of Scotland Group plc
72,000	5.050%, 1/8/2015	73,679
44,000	2.550%, 9/18/2015	44,915
22,000	6.125%, 12/15/2022	21,257
	Santander US Debt SAU
100,000	3.724%, 1/20/2015[f]	101,585
	Simon Property Group, Inc.
54,000	1.500%, 2/1/2018[f]	52,435
	Simon Property Group, LP
42,000	10.350%, 4/1/2019	58,366
	SLM Corporation
35,000	3.875%, 9/10/2015	35,656
27,000	6.250%, 1/25/2016	28,755
	SpareBank 1 Boligkreditt AS
240,000	1.250%, 5/2/2018[f]	230,064
	Svensk Exportkredit AB
240,000	1.125%, 4/5/2018	234,137
	Svenska Handelsbanken AB
180,000	0.722%, 3/21/2016[g]	180,472
54,000	3.125%, 7/12/2016	56,789
17,000	1.625%, 3/21/2018	16,615
	Swedbank Hypotek AB
240,000	1.375%, 3/28/2018[f,i]	232,800
	Swiss RE Capital I, LP
55,000	6.854%, 5/29/2049[f,k]	57,612
	UBS AG London
240,000	0.750%, 3/24/2016[f]	237,788
	UBS AG/Stamford, Connecticut
54,000	5.875%, 12/20/2017	62,401
	Ventas Realty, LP
41,000	2.700%, 4/1/2020	38,907
	Wachovia Corporation
138,000	5.625%, 10/15/2016	155,063
180,000	0.543%, 6/15/2017[g]	177,750
	WellPoint, Inc.
65,000	1.875%, 1/15/2018	63,728
	Wells Fargo & Company
320,000	1.250%, 7/20/2016	319,948
78,000	2.100%, 5/8/2017	79,556
59,000	1.500%, 1/16/2018	57,649

	Total	13,541,034

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value

Foreign Government (0.1%)
	Asian Development Bank
$240,000	0.500%, 6/20/2016	$238,752
	Denmark Government International Bond
240,000	0.375%, 4/25/2016[f]	237,888
	Export-Import Bank of Korea
54,000	1.250%, 11/20/2015	53,856
	International Finance Corporation
180,000	0.500%, 5/16/2016	179,054
	Kommunalbanken AS
240,000	0.353%, 3/18/2016[f,g]	239,879
	Kommuninvest i Sverige AB
240,000	0.500%, 6/15/2016[f]	237,850
	Province of Ontario
200,000	1.000%, 7/22/2016	200,261
	Sweden Government International Bond
240,000	0.375%, 3/29/2016[f]	238,488

	Total	1,626,028

Mortgage-Backed Securities (0.7%)
	Federal Home Loan Mortgage Corporation
300,000	1.967%, 6/1/2043[g]	301,748
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
750,000	3.000%, 8/1/2028[c]	770,625
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
700,000	3.500%, 8/1/2043[c]	703,828
	Federal National Mortgage Association
477,030	2.093%, 1/1/2043[g]	482,470
849,079	2.074%, 3/1/2043[g]	857,611
698,580	1.755%, 7/1/2043[g]	698,082
694,815	1.759%, 7/1/2043[g]	691,205
784,467	1.986%, 7/1/2043[g]	788,679
525,000	2.017%, 7/1/2043[g]	528,036
450,000	2.120%, 8/1/2043[g]	453,752
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
700,000	2.500%, 8/1/2028[c]	699,453
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
700,000	3.000%, 9/1/2043[c]	677,359
1,375,000	3.500%, 9/1/2043[c]	1,382,627
1,275,000	4.000%, 9/1/2043[c]	1,321,020

	Total	10,356,495

Technology (0.1%)
	Apple, Inc.
240,000	0.523%, 5/3/2018[g]	239,775
21,000	2.400%, 5/3/2023	19,265

Principal Amount	Long-Term Fixed Income (8.5%)	Value

Technology (0.1%) - continued
	Computer Sciences Corporation
$42,000	2.500%, 9/15/2015	$42,923
	EMC Corporation
87,000	1.875%, 6/1/2018	86,656
	First Data Corporation
275,000	7.375%, 6/15/2019[f]	288,750
	Hewlett-Packard Company
56,000	2.125%, 9/13/2015	56,864
63,000	2.600%, 9/15/2017	63,758
42,000	3.750%, 12/1/2020	41,408
	Intel Corporation
54,000	4.000%, 12/15/2032	50,767
	Oracle Corporation
54,000	1.200%, 10/15/2017	52,822
210,000	0.848%, 1/15/2019[g]	211,121
	Samsung Electronics America, Inc.
44,000	1.750%, 4/10/2017[f]	43,563
	Tyco Electronics Group SA
105,000	6.550%, 10/1/2017	121,420
	Xerox Corporation
56,000	7.200%, 4/1/2016	63,812

	Total	1,382,904

Transportation (<0.1%)
	American Airlines 2013-2 Class A Pass Through Trust
60,000	4.950%, 1/15/2023[f]	60,300
	Canadian Pacific Railway Company
30,000	7.125%, 10/15/2031	36,638
36,000	5.750%, 3/15/2033	38,855
	Continental Airlines, Inc.
65,000	4.150%, 4/11/2024	64,968
	CSX Corporation
55,000	6.250%, 4/1/2015	59,892
	Delta Air Lines, Inc.
83,000	6.750%, 5/23/2017	84,353
41,066	4.950%, 5/23/2019	43,940
13,500	4.750%, 5/7/2020	14,580
	ERAC USA Finance, LLC
54,000	1.400%, 4/15/2016[f]	53,722
30,000	2.800%, 11/1/2018[f]	30,013
	Kansas City Southern de Mexico SA de CV
42,000	2.350%, 5/15/2020[f]	40,459

	Total	527,720

U.S. Government and Agencies (2.6%)
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	687,672
1,175,000	4.375%, 5/15/2040	1,344,824
7,730,000	3.000%, 5/15/2042	6,861,581
187,000	2.875%, 5/15/2043	160,937
	U.S. Treasury Notes
855,000	0.375%, 2/15/2016	852,929
120,000	0.625%, 7/15/2016	120,103
2,000,000	1.000%, 5/31/2018	1,968,124
90,000	1.375%, 6/30/2018	90,021
90,000	1.875%, 6/30/2020	89,304
2,195,000	1.625%, 8/15/2022	2,043,409
	U.S. Treasury Notes, TIPS
11,991,142	0.125%, 4/15/2018	12,378,060
14,228,860	0.125%, 1/15/2023	13,870,932

	Total	40,467,896

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value

U.S. Municipals (0.9%)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Revenue Bonds
$541,000	5.125%, 6/1/2024	$448,960
	Dallas/Fort Worth Texas International Airport Revenue Bonds
945,000	5.000%, 11/1/2038	900,670
	Los Angeles Department Of Water & Power Revenue Bonds
1,180,000	5.000%, 7/1/2043	1,218,480
	Massachusetts Bay Transportation Authority Revenue Bonds
703,000	5.000%, 7/1/2041	724,364
	Massachusetts Development Finance Agency Revenue Bonds
673,000	5.000%, 10/1/2048	666,351
	Massachusetts School Building Authority Sales Tax Revenue Bonds
945,000	5.000%, 5/15/2043	981,978
	Metropolitan Transportation Authority Transportation Revenue Bonds
944,000	5.000%, 11/15/2043	942,461
	Miami-Dade County Authority Toll System Revenue Bond (Florida Expressway)
401,000	5.000%, 7/1/2040	398,634
	New Jersey Transportation Trust Fund Authority Revenue Bonds
1,180,000	5.000%, 6/15/2042	1,193,405
	New Jersey Turnpike Authority Turnpike Revenue Bonds
375,000	5.000%, 1/1/2043	381,454
	New York City Transitional Finance Authority Revenue Bonds
882,000	5.000%, 5/1/2042	912,888
	New York City Water & Sewer System Finance Authority Revenue Bonds
944,000	5.000%, 6/15/2047	965,344
	New York State Dormitory Authority Personal Income Tax Revenue Bonds
567,000	5.000%, 3/15/2042	584,985
	North Texas Tollway Authority System Revenue Refunding Bonds
944,000	5.000%, 1/1/2042	934,069
	San Diego County Regional Airport Authority Airport Revenue Bonds
815,000	5.000%, 7/1/2038	792,343

Principal Amount	Long-Term Fixed Income (8.5%)	Value

U.S. Municipals (0.9%) - continued
	South Carolina State Public Service Authority Revenue Bonds
$944,000	5.000%, 12/1/2043	$946,605
	State Of California Various Purpose General Obligation Bonds
472,000	5.000%, 9/1/2036	483,394
236,000	5.000%, 4/1/2042	238,962
236,000	5.000%, 2/1/2043	239,202
	University of Massachusetts Building Authority Project Revenue Bonds
755,000	5.000%, 11/1/2039	780,345

	Total	14,734,894

Utilities (0.1%)
	AES Corporation
275,000	7.375%, 7/1/2021	310,750
	American Electric Power Company, Inc.
54,000	1.650%, 12/15/2017	52,812
	DCP Midstream Operating, LP
27,000	2.500%, 12/1/2017	26,747
	Duke Energy Corporation
75,000	2.100%, 6/15/2018	74,960
	Enel Finance International NV
66,000	3.875%, 10/7/2014[f]	67,716
37,000	6.250%, 9/15/2017[f]	40,579
	Energy Transfer Partners, LP
21,000	9.700%, 3/15/2019	27,292
84,000	4.650%, 6/1/2021	87,384
	Enterprise Products Operating, LLC
84,000	1.250%, 8/13/2015	84,522
	Exelon Corporation
67,000	4.900%, 6/15/2015	71,537
	Exelon Generation Company, LLC
63,000	5.200%, 10/1/2019	69,685
	ITC Holdings Corporation
72,000	5.875%, 9/30/2016[f]	80,258
30,000	4.050%, 7/1/2023	30,186
	Kinder Morgan Energy Partners, LP
75,000	4.150%, 2/1/2024[c]	74,853
	MidAmerican Energy Holdings Company
56,000	6.500%, 9/15/2037	67,468
	NextEra Energy Capital Holdings, Inc.
84,000	1.200%, 6/1/2015	84,456
	NiSource Finance Corporation
75,000	6.800%, 1/15/2019	88,427
	Northeast Utilities
31,000	1.450%, 5/1/2018	30,107
	ONEOK Partners, LP
51,000	8.625%, 3/1/2019	64,744
	Pacific Gas & Electric Company
81,000	5.625%, 11/30/2017	93,740
	PPL Capital Funding, Inc.
105,000	1.900%, 6/1/2018	103,370
24,000	3.500%, 12/1/2022	23,176

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.5%)	Value

Utilities (0.1%) - continued
	Sempra Energy
$81,000	6.150%, 6/15/2018	$94,891
	Williams Partners, LP
28,000	7.250%, 2/1/2017	32,579

	Total	1,782,239

	Total Long-Term Fixed Income (cost $134,054,007)	133,262,302

Shares	Preferred Stock (<0.1%)	Value

Health Care (<0.1%)
400	Draegerwerk AG & Company KGaA	53,624

	Total	53,624

	Total Preferred Stock (cost $51,032)	53,624

Shares	Collateral Held for Securities Loaned (<0.1%)	Value

882,204	Thrivent Cash Management Trust	882,204

	Total Collateral Held for Securities Loaned (cost $882,204)	882,204

Shares or Principal Amount	Short-Term Investments (4.8%)	Value

	Federal Home Loan Bank Discount Notes
1,000,000	0.130%, 8/1/2013[l]	1,000,000
19,500,000	0.060%, 8/23/2013[l]	19,499,285
6,000,000	0.045%, 9/13/2013[l]	5,999,677
2,000,000	0.045%, 10/25/2013[l]	1,999,787
5,000,000	0.052%, 10/30/2013[e,l]	4,999,355
4,000,000	0.093%, 11/22/2013[e,l]	3,998,832
200,000	0.110%, 12/4/2013[e,l]	199,924
	Federal Home Loan Mortgage Corporation Discount Notes
4,998,000	0.060%, 8/26/2013[e,l]	4,997,792
1,000,000	0.095%, 12/2/2013[e,l]	999,676
	Federal National Mortgage
	Association Discount Notes
16,000,000	0.060%, 8/21/2013[e,l]	15,999,467
3,000,000	0.063%, 8/28/2013[l]	2,999,858
7,000,000	0.075%, 10/2/2013[l]	6,999,096
3,700,000	0.100%, 12/4/2013[e,l]	3,698,715
	U.S. Treasury Bills
1,800,000	0.062%, 12/26/2013[l,m]	1,799,543

	Total Short-Term Investments (at amortized cost)	75,191,007

	Total Investments (cost $1,359,133,872) 100.5%	$1,580,619,810

	Other Assets and Liabilities, Net (0.5%)	(8,605,915)

	Total Net Assets 100.0%	$1,572,013,895

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	At July 31, 2013, $14,633,770 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2013, the value of these investments was $14,442,446 or 0.9% of total net assets.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2013.
h	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Aggressive Allocation Fund owned as of July 31, 2013.

Security	Acquisition Date	Cost
Edlinc Student Loan Funding Trust	3/7/2013	$216,003
FNA Trust	4/29/2013	$276,159

i	All or a portion of the security is on loan.
j	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At July 31, 2013, $399,898 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$231,673,207
Gross unrealized depreciation	(10,187,269)

Net unrealized appreciation (depreciation)	$221,485,938

Cost for federal income tax purposes	$1,359,133,872

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,254,728	–	3,254,728	–
Capital Goods	1,731,703	–	1,731,703	–
Communications Services	12,987,936	–	12,987,936	–
Consumer Cyclical	4,404,090	–	4,404,090	–
Consumer Non-Cyclical	5,316,113	–	5,316,113	–
Energy	2,014,615	–	2,014,615	–
Financials	1,227,466	–	1,227,466	–
Technology	2,361,560	–	2,361,560	–
Transportation	1,469,339	–	1,469,339	–
Utilities	1,596,823	–	1,596,823	–
Mutual Funds
Equity Mutual Funds	840,823,304	840,823,304	–	–
Fixed Income Mutual Funds	168,693,017	168,693,017	–	–
Common Stock
Consumer Discretionary	47,805,325	45,010,681	2,794,644	–
Consumer Staples	20,921,486	18,766,720	2,154,766	–
Energy	25,568,502	25,224,399	344,103	–
Financials	75,963,126	73,187,845	2,775,281	–
Health Care	43,194,485	41,357,717	1,836,768	–
Industrials	39,009,317	36,737,089	2,272,228	–
Information Technology	52,305,073	51,829,383	475,690	–
Materials	8,147,835	7,717,147	430,688	–
Telecommunications Services	3,675,243	2,662,548	1,012,695	–
Utilities	8,759,587	8,045,756	713,831	–
Long-Term Fixed Income
Asset-Backed Securities	10,886,950	–	10,401,668	485,282
Basic Materials	2,140,038	–	2,140,038	–
Capital Goods	1,202,742	–	1,202,742	–
Collateralized Mortgage Obligations	7,555,338	–	7,555,338	–
Commercial Mortgage-Backed Securities	13,784,119	–	13,784,119	–
Communications Services	3,446,184	–	3,446,184	–
Consumer Cyclical	3,054,796	–	3,054,796	–
Consumer Non-Cyclical	4,025,639	–	4,025,639	–
Energy	2,747,286	–	2,747,286	–
Financials	13,541,034	–	13,541,034	–
Foreign Government	1,626,028	–	1,626,028	–
Mortgage-Backed Securities	10,356,495	–	10,356,495	–
Technology	1,382,904	–	1,382,904	–
Transportation	527,720	–	527,720	–
U.S. Government and Agencies	40,467,896	–	40,467,896	–
U.S. Municipals	14,734,894	–	14,734,894	–
Utilities	1,782,239	–	1,782,239	–
Preferred Stock
Health Care	53,624	–	53,624	–
Collateral Held for Securities Loaned	882,204	882,204	–	–
Short-Term Investments	75,191,007	–	75,191,007	–
Total	$1,580,619,810	$1,320,937,810	$259,196,718	$485,282

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,033,988	3,392,205	1,641,783	–
Credit Default Swaps	292,593	–	292,593	–

Total Asset Derivatives	$5,326,581	$3,392,205	$1,934,376	$–

Liability Derivatives
Futures Contracts	9,825,488	9,825,488	–	–

Total Liability Derivatives	$9,825,488	$9,825,488	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(60)	September 2013	($13,223,255)	($13,218,750)	$4,505
5-Yr. U.S. Treasury Bond Futures	(225)	September 2013	(27,707,713)	(27,307,618)	400,095
10-Yr. U.S. Treasury Bond Futures	(75)	September 2013	(9,786,100)	(9,482,813)	303,287
30-Yr. U.S. Treasury Bond Futures	120	September 2013	17,070,366	16,087,500	(982,866)
Eurex EURO STOXX 50 Futures	2,152	September 2013	77,260,303	78,902,086	1,641,783
Russell 2000 Index Mini-Futures	(504)	September 2013	(48,689,878)	(52,562,160)	(3,872,282)
S&P 400 Index Mini-Futures	(622)	September 2013	(71,504,560)	(76,474,900)	(4,970,340)
S&P 500 Index Futures	230	September 2013	93,944,432	96,628,750	2,684,318
Total Futures Contracts					($4,791,500)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 20, 5 Year, at	Sell	6/20/2018	$5,062,000	$292,593	$292,593
5.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps				$292,593	$292,593

1	As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
Natural Resources	$27,373,309	$251,287	$–	3,069,650	$29,192,371	$251,287
Partner Small Cap Growth	40,911,660	1,185,346	4,000,000	2,992,538	47,671,123	–
Partner Small Cap Value	28,082,450	1,126,050	3,000,000	1,577,393	32,178,808	649,284
Small Cap Stock	21,636,409	–	–	1,344,712	26,625,288	–
Mid Cap Growth	36,659,156	2,415,392	–	1,895,607	43,485,228	–
Partner Mid Cap Value	46,806,534	1,529,430	9,000,000	3,128,294	49,114,218	528,513
Mid Cap Stock	66,792,476	296,650	–	4,033,886	83,420,764	296,650
Partner Worldwide Allocation	170,730,097	4,125,298	–	19,881,077	190,460,716	4,125,298
Large Cap Growth	84,291,204	555,095	–	14,356,555	101,787,975	555,095
Large Cap Value	109,784,766	2,305,852	–	7,594,853	139,517,449	2,305,852
Large Cap Stock	78,551,831	5,481,045	10,000,000	3,157,979	84,191,708	1,250,788
Equity Income Plus	11,359,530	226,134	–	1,204,539	13,177,656	226,134
High Yield	53,948,019	2,587,684	1,505,830	10,980,011	55,339,257	2,588,585
Income	88,454,152	2,119,285	16,308,162	7,922,261	71,221,131	2,120,339
Government Bond	24,538,470	1,098,786	602,332	2,329,016	23,173,707	185,770
Limited Maturity Bond	26,345,273	218,709	7,404,664	1,517,928	18,958,922	218,757
Cash Management Trust- Collateral Investment	1,331,953	2,853,097	3,302,846	882,204	882,204	1,501
Cash Management Trust- Short Term Investment	52,425,026	175,594,251	228,019,277	–	–	45,916
Total Value and Income Earned	970,022,315				1,010,398,525	15,349,769

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Moderate Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Bank Loans (4.2%)[a]	Value

Basic Materials (0.3%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$2,779,000	5.250%, 10/18/2017	$2,798,981
	Ineos Group Holdings, Ltd., Term Loan
968,996	4.000%, 5/4/2018	966,574
	Tronox Pigments BV, Term Loan
330,000	4.500%, 2/8/2018	333,805
	US Coatings Acquisition, Inc., Term Loan
773,063	4.750%, 2/1/2020	780,685

	Total	4,880,045

Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
507,450	4.250%, 10/9/2019	510,931
	Berry Plastics Group, Inc., Term Loan
1,655,850	3.500%, 2/8/2020	1,653,780
	Silver II Borrower, Term Loan
442,775	4.000%, 12/13/2019	442,036

	Total	2,606,747

Communications Services (1.8%)
	Atlantic Broadband Penn, LLC, Term Loan
392,038	3.250%, 11/30/2019	391,955
	Cequel Communications, LLC, Term Loan
548,611	3.500%, 2/14/2019	551,184
	Charter Communications Operating, LLC, Term Loan
220,000	0.000%, 7/1/2020[b,c]	219,023
	Clear Channel Communications, Inc., Term Loan
331,175	3.836%, 1/29/2016	309,132
976,825	3.405%, 1/30/2019	901,853
	Cricket Communications, Inc., Term Loan
99,500	4.750%, 10/10/2019	100,288
1,435,000	4.750%, 3/8/2020	1,446,121
	Cumulus Media Holdings, Inc., Term Loan
871,713	4.500%, 9/17/2018	879,158
	Fairpoint Communications, Term Loan
1,107,225	7.500%, 2/14/2019	1,100,537
	Grande Communications Networks, LLC, Term Loan
650,000	4.500%, 5/29/2020	646,750
	Hargray Communications Group, Inc., Term Loan
915,000	4.750%, 6/25/2019	913,289
	Integra Telecom Holdings, Inc., Term Loan
648,375	5.250%, 2/22/2019	655,669
	Integra Telecom Inc., Term Loan
220,000	9.750%, 2/21/2020	225,914
	Intelsat Jackson Holdings SA, Term Loan
655,775	4.250%, 4/2/2018	660,693

Principal Amount	Bank Loans (4.2%)[a]	Value

Communications Services (1.8%) - continued
	Level 3 Financing, Inc., Term Loan
$960,000	4.750%, 8/1/2019	$966,288
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
490,050	6.000%, 6/9/2017	490,050
	LTS Buyer, LLC, Term Loan
495,000	4.500%, 4/13/2020	497,628
55,000	8.000%, 4/12/2021	55,344
	McGraw-Hill Global Education Holdings, LLC, Term Loan
877,800	9.000%, 3/22/2019	881,917
	Mediacom Communications Corporation, Term Loan
392,037	4.000%, 1/20/2020	392,528
	NEP Broadcasting, LLC, Term Loan
2,647,250	4.750%, 1/22/2020[b,c]	2,662,684
62,857	9.500%, 8/18/2020	64,271
	NTelos, Inc., Term Loan
337,450	5.750%, 11/9/2019	336,397
	SBA Senior Finance II, LLC, Term Loan
108,138	3.750%, 9/28/2019	108,544
	Syniverse Holdings, Inc., Term Loan
890,000	4.000%, 4/23/2019	891,486
	TNS, Inc., Term Loan
675,694	5.000%, 2/14/2020	679,918
	Univision Communications, Inc., Term Loan
311,008	4.500%, 2/28/2020	312,174
533,663	4.500%, 2/28/2020	535,664
219,450	4.500%, 3/1/2020	220,273
	Van Wagner Communications, Inc., Term Loan
613,800	8.250%, 8/3/2018	615,721
	Virgin Media Investment Holdings, Ltd., Term Loan
2,355,000	3.500%, 6/7/2020	2,352,386
	Visant Corporation, Term Loan
1,038,721	5.250%, 12/22/2016	1,014,374
	WideOpenWest Finance, LLC, Term Loan
1,451,362	4.750%, 3/26/2019	1,462,553
	Yankee Cable Acquisition, LLC, Term Loan
863,642	5.250%, 8/26/2016	869,307
	Zayo Group, LLC, Term Loan
2,691,407	4.500%, 7/2/2019	2,710,758

	Total	27,121,831

Consumer Cyclical (0.5%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
558,978	4.250%, 2/23/2017	561,494
	Cenveo Corporation, Term Loan
493,763	6.250%, 2/13/2017	495,407
	Ceridian Corporation, Term Loan
588,708	5.942%, 5/9/2017	591,834

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Moderate Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Bank Loans (4.2%)[a]	Value

Consumer Cyclical (0.5%) - continued
	Chrysler Group, LLC, Term Loan
$728,142	4.250%, 5/24/2017	$739,057
	J.C. Penney Corporation, Inc., Term Loan
325,000	6.000%, 5/22/2018	326,693
	MGM Resorts International, Term Loan
716,400	3.500%, 12/20/2019	716,701
	MRC Global, Inc., Term Loan
491,288	6.000%, 11/8/2019	495,380
	ROC Finance, LLC, Term Loan
1,210,000	2.273%, 4/8/2019[b,c]	1,216,050
	Seminole Indian Tribe of Florida, Term Loan
402,825	3.000%, 4/29/2020	403,832
	Seven Seas Cruises S de RL, LLC, Term Loan
874,000	4.750%, 12/21/2018	880,555
	Toys R Us, Inc., Term Loan
733,960	5.250%, 5/25/2018	715,303

	Total	7,142,306

Consumer Non-Cyclical (0.5%)
	Albertson’s, Inc., Term Loan
962,587	4.750%, 3/21/2019	966,804
	Bausch & Lomb, Inc., Term Loan
485,109	4.000%, 5/17/2019	484,808
	Biomet, Inc., Term Loan
694,750	3.960%, 7/25/2017	698,919
	CHS/Community Health Systems, Inc., Term Loan
495,000	3.773%, 1/25/2017	498,232
	Del Monte Corporation, Term Loan
140,620	4.000%, 3/8/2018	140,585
	DJO Finance, LLC, Term Loan
818,681	4.750%, 9/15/2017	825,591
	Grifols, Inc., Term Loan
488,552	4.250%, 6/1/2017	493,003
	HJ Heinz Company, Term Loan
385,000	3.500%, 6/5/2020	388,781
	Hologic, Inc., Term Loan
584,100	4.500%, 8/1/2019	585,665
	JBS USA, LLC, Term Loan
825,850	3.750%, 5/25/2018	823,785
	Reynolds Group Holdings, Inc., Term Loan
99,250	4.750%, 9/28/2018	100,256
	Rite Aid Corporation, Term Loan
164,587	4.000%, 2/7/2020	165,616
330,000	5.750%, 8/21/2020	339,570
	Roundy’s Supermarkets, Inc., Term Loan
810,728	5.750%, 2/13/2019	802,791
	Supervalu, Inc., Term Loan
1,021,809	5.000%, 3/21/2019[b,c]	1,029,840
	Warner Chilcott Company, LLC, Term Loan
4,014	4.250%, 3/15/2018	4,017
	Warner Chilcott Corporation, Term Loan
51,692	4.250%, 3/15/2018	51,724
65,597	4.250%, 3/15/2018	65,638

Principal Amount	Bank Loans (4.2%)[a]	Value

Consumer Non-Cyclical (0.5%) - continued
$28,556	4.250%, 3/15/2018	$28,574

	Total	8,494,199

Energy (0.2%)
	Arch Coal, Inc., Term Loan
713,373	5.750%, 5/16/2018	707,580
	Chesapeake Energy Corporation, Term Loan
1,590,000	5.750%, 12/2/2017	1,628,430
	Offshore Group Investment, Ltd., Term Loan
867,825	5.750%, 3/28/2019	874,334

	Total	3,210,344

Financials (0.1%)
	GEO Group, Inc., Term Loan
219,450	3.250%, 4/3/2020	220,821
	MoneyGram International, Inc., Term Loan
877,800	4.250%, 3/27/2020	882,918
	WaveDivision Holdings, LLC, Term Loan
1,014,900	4.000%, 10/12/2019	1,014,900

	Total	2,118,639

Technology (0.2%)
	First Data Corporation Extended, Term Loan
1,095,000	4.191%, 3/23/2018	1,092,263
	First Data Corporation, Term Loan
395,000	4.191%, 9/24/2018	393,941
	Freescale Semiconductor Inc., Term Loan
802,987	5.000%, 2/13/2020	810,769
	Infor US, Inc., Term Loan
473,112	5.250%, 4/5/2018	479,026
	SunGard Data Systems, Inc., Term Loan
1,024,850	4.500%, 1/31/2020	1,038,306

	Total	3,814,305

Transportation (0.2%)
	American Airlines, Inc., Term Loan
915,000	4.750%, 6/21/2019	915,000
	American Petroleum Tankers Parent, LLC, Term Loan
264,815	4.750%, 9/28/2019	266,801
	Delta Air Lines, Inc., Term Loan
855,806	4.250%, 4/20/2017	861,154
	United Air Lines, Inc., Term Loan
548,625	4.000%, 4/1/2019	553,195

	Total	2,596,150

Utilities (0.2%)
	Calpine Corporation, Term Loan
164,160	4.000%, 4/1/2018	165,048
779,113	4.000%, 10/9/2019	782,315
	Intergen NV, Term Loan
425,000	0.000%, 6/5/2020[b,c]	423,938

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Moderate Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Bank Loans (4.2%)[a]	Value

Utilities (0.2%) - continued
	NGPL PipeCo, LLC, Term Loan
$705,643	6.750%, 9/15/2017	$675,653
	Pacific Drilling SA, Term Loan
435,000	4.500%, 6/3/2018	439,350

	Total	2,486,304

	Total Bank Loans (cost $64,000,511)	64,470,870

Shares	Mutual Funds (61.7%)	Value

Equity Mutual Funds (38.9%)
2,764,537	Thrivent Natural Resources Fund	26,290,747
1,972,795	Thrivent Partner Small Cap Growth Fund	31,426,621
1,500,337	Thrivent Partner Small Cap Value Fund	30,606,883
882,584	Thrivent Small Cap Stock Fund[d]	17,475,167
793,087	Thrivent Mid Cap Growth Fund	18,193,408
2,065,352	Thrivent Partner Mid Cap Value Fund	32,426,031
2,628,283	Thrivent Mid Cap Stock Fund	54,352,898
15,196,494	Thrivent Partner Worldwide Allocation Fund	145,582,408
11,301,004	Thrivent Large Cap Growth Fund	80,124,120
6,465,916	Thrivent Large Cap Value Fund	118,778,886
1,235,168	Thrivent Large Cap Stock Fund	32,929,574
1,176,442	Thrivent Equity Income Plus Fund	12,870,273

	Total	601,057,016

Fixed Income Mutual Funds (22.8%)
9,394,539	Thrivent High Yield Fund	47,348,476
18,490,734	Thrivent Income Fund	166,231,699
2,377,969	Thrivent Government Bond Fund	23,660,789
9,181,147	Thrivent Limited Maturity Bond Fund	114,672,523

	Total	351,913,487

	Total Mutual Funds (cost $819,462,918)	952,970,503

Shares	Common Stock (14.5%)	Value

Consumer Discretionary (2.1%)
9,800	888 Holdings Public Company, Ltd.	25,416
17,300	Abercrombie & Fitch Company	862,751
4,550	Amazon.com, Inc.[d]	1,370,551
2,400	AutoZone, Inc.[d]	1,076,592
103	Bovis Homes Group plc	1,253
16,910	CBS Corporation	893,524
6,500	Charter Communications, Inc.[d]	817,310
19,040	Cheesecake Factory, Inc.	808,058
5,300	Cineworld Group plc	30,240
48,400	Comcast Corporation	2,181,872
700	Continental AG	110,229
5,000	Daihatsu Motor Company, Ltd.	109,902
42,800	David Jones, Ltd.	103,815
16,212	Delphi Automotive plc	870,909
1,500	DineEquity, Inc.	104,505
9,200	DISH Network Corporation	410,780
5,850	Finish Line, Inc.	130,221
18,566	Foot Locker, Inc.	670,790

Shares	Common Stock (14.5%)	Value

Consumer Discretionary (2.1%) - continued
6,780	GNC Holdings, Inc.	$357,848
1,700	GTECH SPA	47,189
18,500	Halfords Group plc	103,426
3,820	Harley-Davidson, Inc.	216,861
12,683	Hasbro, Inc.	583,418
19,600	Home Depot, Inc.	1,548,988
7,379	Ignite Restaurant Group, Inc.[d]	118,138
4,820	iShares Dow Jones US Home Construction Index Fund	107,390
48,400	ITV plc	124,483
19,810	Las Vegas Sands Corporation	1,100,842
11,007	LifeLock, Inc.[d]	125,150
21,500	Link REIT	104,982
38,700	Lowe’s Companies, Inc.	1,725,246
8,107	M/I Homes, Inc.[d]	172,355
14,900	Macy’s, Inc.	720,266
18,900	Marriott International, Inc.	785,673
6,900	Marriott Vacations Worldwide Corporation[d]	303,600
16,261	MDC Partners, Inc.	400,183
16,460	Meredith Corporation	782,179
4,300	Michael Kors Holdings, Ltd.[d]	289,562
4,600	Mitchells & Butlers plc[d]	29,170
4,100	N Brown Group plc	32,275
6,200	Namco Bandai Holdings, Inc.	100,304
27,660	News Corporation	829,523
15,590	Nexstar Broadcasting Group, Inc.	561,864
24,200	NIKE, Inc.	1,522,664
6,200	Omnicom Group, Inc.	398,474
2,900	Pandora AS	115,757
8,940	Papa John’s International, Inc.[d]	597,728
5,700	Penn National Gaming, Inc.[d]	284,943
35,211	Pier 1 Imports, Inc.	827,459
36,100	Pulte Group, Inc.[d]	600,343
1,600	Renault SA	126,064
5,100	Safilo Group SPA[d]	104,964
23,300	Sally Beauty Holdings, Inc.[d]	710,883
44,000	SJM Holdings, Ltd.	110,171
46,200	Smith & Wesson Holding Corporation[d]	547,008
5,868	Stage Stores, Inc.	146,465
10,200	Staples, Inc.	173,604
3,300	Sturm, Ruger & Company, Inc.	167,871
6,000	Sumitomo Forestry Company, Ltd.	63,499
1,300	Takkt AG	22,058
3,100	Target Corporation	220,875
6,800	Tempur-Pedic International, Inc.[d]	269,620
3,900	The Restaurant Group plc	31,311
8,000	Time Warner Cable, Inc.	912,560
4,800	TJX Companies, Inc.	249,792
10,100	Toll Brothers, Inc.[d]	331,987
17,000	TomTom NVd	99,272
3,600	Toyota Motor Corporation	219,062
3,500	Urban Outfitters, Inc.[d]	148,960
800	USS Company, Ltd.	95,576
3,900	Valassis Communications, Inc.	111,657
5,400	Vera Bradley, Inc.[d]	130,896
15,200	William Hill plc	112,470
5,000	Wolters Kluwer NV	120,780
14,600	Wyndham Worldwide Corporation	909,580

	Total	32,333,986

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Moderate Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (14.5%)	Value

Consumer Staples (1.0%)
29,800	Altria Group, Inc.	$1,044,788
2,254	Andersons, Inc.	133,707
11,445	Annie’s, Inc.[d]	472,793
7,560	British American Tobacco plc ADR	805,140
2,800	Brown-Forman Corporation	203,028
13,600	Campbell Soup Company	636,480
16,000	Colgate-Palmolive Company	957,920
1,200	Cranswick plc	20,993
37,200	CVS Caremark Corporation	2,287,428
906	Energizer Holdings, Inc.	92,231
22,500	Greencore Group plc	50,275
1,200	Henkel AG & Company KGaA	117,299
14,613	Ingredion, Inc.	981,994
5,040	Kimberly-Clark Corporation	497,952
4,400	Koninklijke (Royal) Ahold NV	72,489
7,282	Kraft Foods Group, Inc.	412,016
25,300	Kroger Company	993,531
526	Leroy Seafood Group ASA	14,008
1,500	Mandom Corporation	53,234
21,847	Mondelez International, Inc.	683,156
12,700	Nestle SA	859,570
5,689	Philip Morris International, Inc.	507,345
24,700	Procter & Gamble Company	1,983,410
200	Royal Unibrew AS	19,279
9,500	Safeway, Inc.	245,005
3,300	Seven & I Holdings Company, Ltd.	124,315
9,200	Wal-Mart Stores, Inc.	717,048
4,300	Woolworths, Ltd.	128,770

	Total	15,115,204

Energy (1.2%)
43,576	Alpha Natural Resources, Inc.[d]	237,054
30,750	BP plc ADR	1,274,280
20,507	BW Offshore, Ltd.	26,990
6,560	Chevron Corporation	825,838
2,900	Concho Resources, Inc.[d]	260,101
23,600	Consol Energy, Inc.	732,308
3,100	Delek US Holdings, Inc.	93,775
4,600	Ensco plc	263,764
8,239	EOG Resources, Inc.	1,198,692
11,620	EQT Corporation	1,005,130
29,700	Exxon Mobil Corporation	2,784,375
1,643	Fred Olsen Energy ASA	79,272
4,300	Hunting plc	54,089
68,785	Marathon Oil Corporation	2,501,023
10,300	Marathon Petroleum Corporation	755,299
33,800	Nabors Industries, Ltd.	520,182
7,540	Oasis Petroleum, Inc.[d]	316,982
43,240	Patterson-UTI Energy, Inc.	854,855
35,910	Rex Energy Corporation[d]	689,113
5,190	Rosetta Resources, Inc.[d]	236,716
17,840	Schlumberger, Ltd.	1,450,927
9,100	Southwestern Energy Company[d]	352,989
11,000	TonenGeneral Sekiyu KK	106,379

Shares	Common Stock (14.5%)	Value

Energy (1.2%) - continued
92,300	Weatherford International, Ltd.[d]	$1,288,508

	Total	17,908,641

Financials (3.4%)
15,250	ACE, Ltd.	1,393,545
5,431	Affiliated Managers Group, Inc.[d]	979,481
3,560	Allied World Assurance Company Holdings AG	336,954
9,920	Allstate Corporation	505,722
5,820	American Assets Trust, Inc.	188,568
10,500	American Capital, Ltd.[d]	143,430
23,800	American International Group, Inc.[d]	1,083,138
4,320	Aspen Insurance Holdings, Ltd.	161,957
21,300	Aviva plc	120,184
6,800	AXA SA	149,882
7,100	Axis Capital Holdings, Ltd.	309,276
220,040	Bank of America Corporation	3,212,584
18,200	Bank of New York Mellon Corporation	572,390
5,600	Banner Corporation	207,648
9,500	Barclays plc	41,506
400	BNP Paribas SA	25,935
66,000	CapitaMall Trust	105,186
17,900	CBL & Associates Properties, Inc.	407,583
52,400	Citigroup, Inc.	2,732,136
3,431	CNA Financial Corporation	121,835
6,630	Colonial Properties Trust	160,512
6,700	Comerica, Inc.	285,018
24,280	DCT Industrial Trust, Inc.	182,343
8,300	Discover Financial Services	410,933
5,015	DnB ASA	83,427
3,530	Extra Space Storage, Inc.	148,437
49,500	Fifth Third Bancorp	951,885
36,600	First Horizon National Corporation	451,278
8,900	First Industrial Realty Trust, Inc.	145,604
9,700	Franklin Street Properties Corporation	129,107
8,300	Fulton Financial Corporation	104,497
6,700	GAM Holding AGd	106,880
7,100	Goldman Sachs Group, Inc.	1,164,613
7,900	Grainger plc	20,917
827	Grupo Catalana Occidente SA	21,520
7,400	Hargreaves Lansdown plc	110,380
22,131	HCC Insurance Holdings, Inc.	985,493
4,971	Henderson Group plc	12,382
18,000	Henderson Land Development Company, Ltd.	112,107
4,800	Home Loan Servicing Solutions, Ltd.	120,144
20,457	Host Hotels & Resorts, Inc.	365,362
59,100	Huntington Bancshares, Inc.	505,305
15,500	Intermediate Capital Group plc	114,449
5,600	International Personal Finance plc	54,061
25,290	Invesco, Ltd.	814,085
15,000	iShares Barclays 1-3 Year Credit Bond Fund	1,578,600
3,800	iShares Core S&P Small-Cap ETF	366,700
2,900	iShares MSCI EAFE Index Fund	175,073
17,110	iShares Russell 2000 Index Fund	1,773,794
42,176	J.P. Morgan Chase & Company	2,350,468
3,000	KBC Groep NV	120,776

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Moderate Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (14.5%)	Value

Financials (3.4%) - continued
15,000	Kerry Properties, Ltd.	$61,663
10,091	Lazard, Ltd.	366,909
3,200	M&T Bank Corporation	373,952
1,400	MasterCard, Inc.	854,854
31,620	MetLife, Inc.	1,531,040
57,600	Mizuho Financial Group, Inc.	119,798
8,000	Montpelier Re Holdings, Inc.	216,080
34,450	Morgan Stanley	937,384
4,100	MS and AD Insurance Group Holdings, Inc.	106,113
13,600	NASDAQ OMX Group, Inc.	440,640
3,300	Nordea Bank AB	41,829
7,200	Northern Trust Corporation	421,488
7,900	ORIX Corporation	117,245
15,000	Oversea-Chinese Banking Corporation, Ltd.	124,532
6,730	Pebblebrook Hotel Trust	179,355
3,400	Phoenix Group Holdings	37,980
15,700	Piedmont Office Realty Trust, Inc.	284,013
35,529	Popular, Inc.[d]	1,168,904
1,000	Portfolio Recovery Associates, Inc.[d]	149,310
2,990	ProAssurance Corporation	160,055
5,600	Progressive Corporation	145,656
8,100	Protective Life Corporation	350,973
13,200	Prudential Financial, Inc.	1,042,404
5,900	Prudential plc	104,784
38,800	SLM Corporation	958,748
3,200	Spar Nord Bank ASd	22,147
35,900	SPDR S&P 500 ETF Trust	6,054,894
2,680	SPDR S&P Biotech ETF	328,488
11,390	State Street Corporation	793,541
4,018	Stewart Information Services Corporation	124,277
28,300	SunTrust Banks, Inc.	984,557
16,600	SVB Financial Group[d]	1,447,852
2,061	Taubman Centers, Inc.	150,906
14,400	TCF Financial Corporation	219,456
17,064	Terreno Realty Corporation	312,954
9,500	The Paragon Group Of Companies plc	46,488
3,500	Tokio Marine Holdings, Inc.	111,709
7,534	Tower Group International, Ltd.	164,769
900	Vienna Insurance Group AG Wiener Versicherung Gruppe	46,478
6,300	Visa, Inc.	1,115,163
15,082	W.R. Berkley Corporation	639,024
46,720	Wells Fargo & Company	2,032,320
49,466	Zions Bancorporation	1,466,172

	Total	53,081,994

Health Care (2.0%)
4,100	Abbott Laboratories	150,183
600	Actelion, Ltd.[d]	39,874
17,210	Akorn, Inc.[d]	244,210
14,860	Align Technology, Inc.[d]	639,574
27,900	Allscripts Healthcare Solutions, Inc.[d]	441,099
3,100	AmerisourceBergen Corporation	180,637
10,200	Amgen, Inc.	1,104,558
10,870	Baxter International, Inc.	793,945
2,100	Biogen Idec, Inc.[d]	458,073
16,300	Bristol-Myers Squibb Company	704,812
2,867	C.R. Bard, Inc.	328,558

Shares	Common Stock (14.5%)	Value

Health Care (2.0%) - continued
8,300	Celgene Corporation[d]	$1,218,938
13,700	Community Health Systems, Inc.	631,022
29,780	Covidien plc	1,835,341
8,210	Eli Lilly and Company	436,033
4,300	Emeritus Corporation[d]	99,717
14,204	ExamWorks Group, Inc.[d]	344,873
24,600	Express Scripts Holding Company[d]	1,612,530
57,700	Gilead Sciences, Inc.[d]	3,545,665
1,800	GlaxoSmithKline plc	46,051
4,700	GN Store Nord AS	97,177
23,000	HCA Holdings, Inc.	897,000
5,839	HeartWare International, Inc.[d]	539,640
800	Hogy Medical Company, Ltd.	45,625
5,800	Illumina, Inc.[d]	462,956
1,860	Mallinckrodt, LLC[d]	85,355
4,700	Medicines Company[d]	145,230
49,840	Merck & Company, Inc.	2,400,793
700	Merck KGaA	115,657
9,480	Neurocrine Biosciences, Inc.[d]	132,625
2,600	Nihon Kohden Corporation	109,243
3,900	Novartis AG	280,359
11,930	NuVasive, Inc.[d]	272,243
5,500	PAREXEL International Corporation[d]	271,975
26,175	PDL BioPharma, Inc.	212,541
4,300	Pfizer, Inc.	125,689
19,700	ResMed, Inc.	938,705
1,100	Roche Holding AG	270,698
1,900	Sanofi	198,900
26,740	Sanofi ADR	1,376,575
11,700	Seattle Genetics, Inc.[d]	474,084
12,000	Shire Pharmaceuticals Group plc ADR	1,312,200
15,793	Spectrum Pharmaceuticals, Inc.	133,293
2,300	Stada Arzneimittel AG	107,848
2,100	Terumo Corporation	106,181
11,400	Thoratec Corporation[d]	373,806
3,500	United Therapeutics Corporation[d]	261,940
24,581	UnitedHealth Group, Inc.	1,790,726
5,400	Vertex Pharmaceuticals, Inc.[d]	430,920
2,800	Waters Corporation[d]	282,632
14,324	Zimmer Holdings, Inc.	1,195,768

	Total	30,304,077

Industrials (1.7%)
18,180	Actuant Corporation	641,936
9,480	Acuity Brands, Inc.	820,020
12,700	ADT Corporation[d]	509,016
6,900	AGCO Corporation	388,125
1,400	Arcadis NV	36,319
10,300	Ashtead Group plc	110,502
2,100	Berendsen plc	26,111
5,495	Briggs & Stratton Corporation	111,274
24,300	Carillion plc	110,222
700	Central Japan Railway Company	85,751
9,700	Chemring Group plc	45,449
35,709	CSX Corporation	885,940
11,000	Dai Nippon Printing Company, Ltd.	97,888
7,000	Deluxe Corporation	287,070
17,350	DigitalGlobe, Inc.[d]	562,140
20,342	EMCOR Group, Inc.	839,718

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Moderate Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (14.5%)	Value

Industrials (1.7%) - continued
2,700	EnerSys, Inc.	$142,884
1,300	European Aeronautic Defence and Space Company	77,851
6,500	Ferrovial SA	110,890
5,500	Flowserve Corporation	311,740
13,500	Foster Wheeler AGd	289,440
13,970	GATX Corporation	631,165
30,721	General Electric Company	748,671
20,530	HNI Corporation	782,398
26,346	Honeywell International, Inc.	2,186,191
2,400	Huntington Ingalls Industries, Inc.	149,232
800	I.M.A. Industria Macchine Automatiche SPA	19,689
23,000	Iberdrola SA	127,274
23,900	Ingersoll-Rand plc	1,459,095
3,800	ITE Group plc	16,406
39,740	Jacobs Engineering Group, Inc.[d]	2,352,608
16,600	JetBlue Airways Corporation[d]	108,564
3,900	JM AB	103,688
14,600	KBR, Inc.	456,688
2,800	Keller Group plc	47,238
2,300	KUKA AG	101,523
11,220	Landstar System, Inc.	606,553
3,200	Lockheed Martin Corporation	384,384
13,560	Manitowoc Company, Inc.	278,387
19,100	Manpower, Inc.	1,277,217
3,500	Matson, Inc.	99,120
9,500	Mermaid Marine Australia, Ltd.	33,520
2,900	Northgate plc	17,205
25,416	Oshkosh Corporation[d]	1,139,145
800	Osterreichische Post Aktiengesellschaft	34,094
3,809	Parker Hannifin Corporation	393,394
8,160	Pentair, Ltd.	498,413
5,900	Pitney Bowes, Inc.	97,409
13,000	Qantas Airways, Ltd.[d]	14,718
8,400	Quanta Services, Inc.[d]	225,204
17,600	Qube Holdings, Ltd.	27,961
2,500	Randstad Holding NV	120,929
13,100	Republic Airways Holdings, Inc.[d]	179,863
2,000	Secom Company, Ltd.	110,080
20,000	Singapore Airport Terminal Services, Ltd.	52,180
500	SMC Corporation	105,741
27,100	Southwest Airlines Company	374,793
5,920	Tennant Company	305,472
16,000	Tokyu Corporation	103,919
8,200	Union Pacific Corporation	1,300,438
3,291	United Stationers, Inc.	136,214
13,270	United Technologies Corporation	1,400,914
10,400	Wabash National Corporation[d]	111,592
15,300	Woodward, Inc.	626,076

	Total	25,835,651

Information Technology (2.2%)
56,500	Activision Blizzard, Inc.	1,015,870
5,200	Alliance Data Systems Corporation[d]	1,028,456
6,202	Apple, Inc.	2,806,405
33,926	Applied Materials, Inc.	553,333
100,260	Atmel Corporation[d]	792,054
8,900	Autodesk, Inc.[d]	314,971

Shares	Common Stock (14.5%)	Value

Information Technology (2.2%) - continued
90,200	Brocade Communications Systems, Inc.[d]	$600,732
83,640	Cisco Systems, Inc.	2,137,002
20,400	Citrix Systems, Inc.[d]	1,469,208
19,600	Computer Sciences Corporation	934,136
25,820	CoreLogic, Inc.[d]	720,378
3,334	DST Systems, Inc.	233,480
10,208	E2open, Inc.[d]	202,935
5,999	eBay, Inc.[d]	310,088
400	Ei Towers SPA	14,933
300	EVS Broadcast Equipment SA	21,686
38,200	Facebook, Inc.[d]	1,406,906
3,100	FLIR Systems, Inc.	100,657
2,464	Google, Inc.[d]	2,187,046
7,230	Guidewire Software, Inc.[d]	316,385
100	Inficon Holding AGd	32,345
17,290	Informatica Corporation[d]	659,959
1,500	Ingenico	112,075
21,900	Intel Corporation	510,270
7,800	InterDigital, Inc.	309,894
743	Itron, Inc.[d]	32,038
2,800	j2 Global, Inc.	128,156
14,814	Juniper Networks, Inc.[d]	321,019
7,600	Laird plc	22,309
3,508	Lexmark International, Inc.	131,515
3,200	Micro Focus International plc	38,686
22,820	Microsoft Corporation	726,361
45,990	NetApp, Inc.	1,891,109
42,706	NVIDIA Corporation	616,248
14,654	Plantronics, Inc.	681,264
23,300	QUALCOMM, Inc.	1,504,015
9,900	Rovi Corporation[d]	223,047
14,100	SunPower Corporation[d]	389,865
59,480	Symantec Corporation	1,586,926
59,108	Teradyne, Inc.[d]	974,691
50,380	Texas Instruments, Inc.	1,974,896
32,026	TriQuint Semiconductor, Inc.[d]	255,888
4,700	Ubiquiti Networks, Inc.	98,794
537	UbiSoft Entertainment SAd	8,192
6,437	Unisys Corporation[d]	166,976
500	Unit4 NV	16,919
54,540	Vishay Intertechnology, Inc.[d]	784,831
21,800	VMware, Inc.[d]	1,791,742
1,200	Wincor Nixdorf AG	76,120
39	Workday, Inc.[d]	2,663
1,800	Xaar plc	23,001
26,197	Xilinx, Inc.	1,223,138
14,600	Yahoo!, Inc.[d]	410,114

	Total	34,891,727

Materials (0.3%)
9,810	Buckeye Technologies, Inc.	365,128
17,380	Celanese Corporation	835,283
2,600	CF Industries Holdings, Inc.	509,626
8,000	COMSYS Holdings Corporation	101,584
12,760	Dow Chemical Company	447,110
6,570	Eagle Materials, Inc.	443,344
13,910	H.B. Fuller Company	558,487
2,178	Innophos Holdings, Inc.	108,552
7,400	Nissan Chemical Industries, Ltd.	102,361
9,580	Nucor Corporation	448,152
10,500	Owens-Illinois, Inc.[d]	312,375
7,568	Silgan Holdings, Inc.	365,080

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Moderate Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (14.5%)	Value

Materials (0.3%) - continued
6,300	Smurfit Kappa Group plc	$127,410
5,252	Southern Copper Corporation	136,920
25,259	Steel Dynamics, Inc.	393,030
10,900	Teck Resources, Ltd.	255,387

	Total	5,509,829

Telecommunications Services (0.2%)
36,700	AT&T, Inc.	1,294,409
26,600	BT Group plc	137,634
4,600	Freenet AGd	109,718
12,300	iiNet, Ltd.	67,074
1,600	Orange SA	15,781
39,000	Singapore Telecommunications, Ltd.	120,430
27,400	TalkTalk Telecom Group plc	103,049
5,517	Telenor ASA	122,183
22,600	Telstra Corporation, Ltd.	101,264
15,712	Verizon Communications, Inc.	777,430

	Total	2,848,972

Utilities (0.4%)
4,100	Calpine Corporation[d]	82,041
13,500	CMS Energy Corporation	377,865
33,000	Electricidade de Portugal SA	117,318
5,300	Gas Natural SDG SA	107,905
29,750	NiSource, Inc.	913,920
27,710	PG&E Corporation	1,271,612
24,940	PNM Resources, Inc.	585,591
12,500	Power Assets Holdings, Ltd.	112,220
9,300	Public Service Enterprise Group, Inc.	314,247
13,800	Southern Company	618,792
11,873	Southwest Gas Corporation	589,376
93,900	SP AusNet	99,539
20,000	Tokyo Gas Company, Ltd.	109,937
21,800	Wisconsin Energy Corporation	947,864

	Total	6,248,227

	Total Common Stock (cost $180,821,207)	224,078,308

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Asset-Backed Securities (0.6%)
	Access Group, Inc.
238,828	0.690%, 2/25/2036[e,f]	237,607
	Ally Auto Receivables Trust 2013-SN1
300,000	0.720%, 5/20/2016	299,268
	Avis Budget Rental Car Funding AESOP, LLC
147,950	2.370%, 11/20/2014[e]	150,252
	Chesapeake Funding, LLC
500,000	0.645%, 1/7/2025[e,f]	499,940
	Countrywide Asset-Backed Certificates
700,000	5.530%, 4/25/2047	646,838
	DT Auto Owner Trust
109,957	0.750%, 5/16/2016[e]	109,966
	Edlinc Student Loan Funding Trust
82,102	3.196%, 10/1/2025[f,g]	80,870

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Asset-Backed Securities (0.6%) - continued
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
$300,000	0.679%, 1/15/2019	$299,516
	FNA Trust
230,143	1.980%, 1/10/2018[g]	228,596
	GE Dealer Floorplan Master Note Trust
300,000	0.592%, 4/20/2018[f]	299,757
	GE Equipment Transportation, LLC
250,000	0.690%, 11/25/2016	249,293
	Golden Credit Card Trust
90,000	0.441%, 2/15/2018[e,f]	89,931
	Hyundai Auto Receivables Trust
300,000	0.820%, 9/15/2017	299,721
	Hyundai Floorplan Master Owner Trust
337,500	0.541%, 5/15/2018[e,f]	336,081
	Master Credit Card Trust
203,500	0.780%, 4/21/2017[e]	202,337
	Morgan Stanley Capital, Inc.
1,109,769	0.340%, 2/25/2037[f]	555,679
	Motor plc
393,333	0.690%, 2/15/2021[e,f]	393,335
	Nationstar Mortgage Advance Receivable Trust
300,000	1.080%, 6/20/2044[e]	299,719
	Nissan Master Owner Trust Receivables
150,000	0.491%, 2/15/2018[f]	149,539
	Ohio Phase-In-Recovery Funding, LLC
1,000,000	0.958%, 7/2/2018[c]	999,063
	Renaissance Home Equity Loan Trust
2,280,000	6.011%, 5/25/2036	1,652,414
	Santander Drive Auto Receivables Trust
250,000	0.700%, 9/15/2017	248,995
	SLM Student Loan Trust
67,922	0.791%, 8/15/2022[e,f]	67,525
75,000	1.241%, 5/17/2027[e,f]	73,904
	Volvo Financial Equipment, LLC
250,000	0.740%, 3/15/2017[e]	249,507
	World Financial Network Credit Card Master Trust
250,000	0.910%, 3/16/2020	248,632
	World Omni Master Owner Trust
90,000	0.541%, 2/15/2018[e,f]	89,563

	Total	9,057,848

Basic Materials (0.2%)
	Barrick Gold Corporation
84,000	2.900%, 5/30/2016	83,558
	FMG Resources Pty. Ltd.
539,675	6.875%, 2/1/2018[e,h]	550,469
	Freeport-McMoRan Copper & Gold, Inc.
254,000	2.375%, 3/15/2018[e]	240,663
	Glencore Funding, LLC
144,000	1.700%, 5/27/2016[e]	140,715
150,000	1.628%, 1/15/2019[e,f]	140,655

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Moderate Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Basic Materials (0.2%) - continued
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
$270,000	8.875%, 2/1/2018	$280,800
	Ineos Finance plc
270,000	7.500%, 5/1/2020[e]	290,250
	Inmet Mining Corporation
270,000	7.500%, 6/1/2021[e]	270,000
	International Paper Company
162,000	5.300%, 4/1/2015	173,105
	LyondellBasell Industries NV
243,000	6.000%, 11/15/2021	278,173
	Rio Tinto Finance USA plc
168,000	1.375%, 6/17/2016	167,902
168,000	2.250%, 12/14/2018	163,993
	Xstrata Finance Canada, Ltd.
312,000	1.800%, 10/23/2015[e]	310,657

	Total	3,090,940

Capital Goods (0.1%)
	BAE Systems plc
144,000	3.500%, 10/11/2016[e]	150,692
	CNH Capital, LLC
120,000	3.625%, 4/15/2018	117,900
	Eaton Corporation
80,000	1.500%, 11/2/2017[e]	78,248
120,000	4.000%, 11/2/2032[e]	110,507
	John Deere Capital Corporation
150,000	0.339%, 1/12/2015[f]	149,938
	Northrop Grumman Corporation
216,000	1.750%, 6/1/2018	211,659
	Reynolds Group Issuer, Inc.
269,675	5.750%, 10/15/2020	274,394
	Roper Industries, Inc.
200,000	2.050%, 10/1/2018	197,667
	RSC Equipment Rental, Inc.
270,000	8.250%, 2/1/2021	301,725
	Textron, Inc.
190,000	5.600%, 12/1/2017	207,770

	Total	1,800,500

Collateralized Mortgage Obligations (1.0%)
	Alternative Loan Trust 2006-24CB
426,515	6.000%, 6/25/2036	351,505
	Citigroup Mortgage Loan Trust, Inc.
605,891	5.500%, 11/25/2035	543,964
	CitiMortgage Alternative Loan Trust
2,048,342	5.750%, 4/25/2037	1,646,396
	Commercial Mortgage Pass Through Certificates
300,000	1.243%, 6/8/2030[e,f]	298,726
	Countrywide Alternative Loan Trust
770,174	5.091%, 10/25/2035	633,571
662,427	6.000%, 4/25/2036	543,138
392,284	6.000%, 1/25/2037	308,819
1,882,348	5.500%, 5/25/2037	1,558,074
1,454,426	7.000%, 10/25/2037	1,022,416

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Collateralized Mortgage Obligations (1.0%) - continued
	Countrywide Home Loans, Inc.
$841,891	5.750%, 4/25/2037	$747,847
	Deutsche Alt-A Securities Mortgage Loan Trust
284,384	5.500%, 10/25/2021	272,341
	Deutsche Alt-A Securities, Inc.
660,535	6.000%, 10/25/2021	620,552
	Federal Home Loan Mortgage Corporation
1,314,146	3.000%, 2/15/2033[i]	194,202
	Federal National Mortgage Association
2,894,770	3.500%, 1/25/2033[i]	459,946
	GSR Mortgage Loan Trust
1,010,038	0.380%, 8/25/2046[f]	927,673
	J.P. Morgan Mortgage Trust
387,793	2.783%, 6/25/2036	306,112
181,918	2.936%, 10/25/2036	143,554
1,441,322	0.570%, 1/25/2037[f]	889,232
1,628,800	6.250%, 8/25/2037	1,120,289
	MASTR Alternative Loans Trust
460,188	6.500%, 7/25/2034	488,405
880,891	0.640%, 12/25/2035[f]	449,242
	Merrill Lynch Alternative Note Asset Trust
466,566	6.000%, 3/25/2037	409,979
	Residential Asset Securitization Trust
1,120,472	0.570%, 8/25/2037[f]	348,721
	Sequoia Mortgage Trust
357,193	3.553%, 9/20/2046	48,454
	WaMu Mortgage Pass Through Certificates
157,059	2.651%, 9/25/2036	127,346
605,553	2.728%, 10/25/2036	497,719

	Total	14,958,223

Commercial Mortgage-Backed Securities (1.2%)
	Banc of America Commercial Mortgage, Inc.
2,400,000	5.622%, 4/10/2049	2,693,640
1,650,000	5.560%, 6/10/2049	1,848,665
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	5.331%, 2/11/2044	1,641,786
	CGBAM Commercial Mortgage Trust
980,000	1.291%, 5/15/2030[e,f]	980,001
	Credit Suisse First Boston Mortgage Securities
2,400,000	5.542%, 1/15/2049	2,659,795
	Credit Suisse Mortgage Capital Certificates
3,000,000	5.509%, 9/15/2039	3,185,268
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
147,693	0.727%, 12/25/2016	146,738

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Moderate Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Commercial Mortgage-Backed Securities (1.2%) - continued
	Federal National Mortgage Association
$245,453	0.595%, 8/25/2015	$244,343
	Greenwich Capital Commercial Funding Corporation
1,600,000	5.867%, 12/10/2049	1,748,515
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
200,000	0.891%, 4/15/2028[e,f]	199,667
1,200,000	5.711%, 2/12/2049	1,287,589
	Morgan Stanley Capital, Inc.
750,000	5.406%, 3/15/2044	808,461
	Wachovia Bank Commercial Mortgage Trust
1,800,000	5.603%, 10/15/2048	1,955,086

	Total	19,399,554

Communications Services (0.4%)
	AMC Networks, Inc.
270,000	4.750%, 12/15/2022	261,900
	American Tower Corporation
253,000	5.050%, 9/1/2020	262,220
	AT&T, Inc.
341,000	2.400%, 8/15/2016	352,455
238,000	5.800%, 2/15/2019	278,028
	British Telecommunications plc
168,000	1.625%, 6/28/2016	169,568
	CBS Corporation
160,000	8.875%, 5/15/2019	207,330
	CC Holdings GS V, LLC
80,000	2.381%, 12/15/2017	78,984
	CCO Holdings, LLC
270,000	7.375%, 6/1/2020	290,925
	Comcast Corporation
105,000	4.650%, 7/15/2042	100,727
	Cox Communications, Inc.
210,000	9.375%, 1/15/2019[e]	275,652
	Crown Castle Towers, LLC
135,000	4.174%, 8/15/2017[e]	142,368
	DIRECTV Holdings, LLC
144,000	2.400%, 3/15/2017	145,137
160,000	1.750%, 1/15/2018	155,039
144,000	5.875%, 10/1/2019	162,858
	Hughes Satellite Systems Corporation
270,000	6.500%, 6/15/2019	286,875
	Intelsat Jackson Holdings SA
270,000	7.250%, 4/1/2019	291,937
	Level 3 Financing, Inc.
270,000	8.625%, 7/15/2020	297,000
	NBC Universal Enterprise, Inc.
150,000	0.953%, 4/15/2018[e,f]	151,283
208,000	1.974%, 4/15/2019[e]	203,075
	NBCUniversal Media, LLC
249,000	2.875%, 4/1/2016	261,031
	Nippon Telegraph & Telephone Corporation
156,000	1.400%, 7/18/2017	153,192
	SBA Tower Trust
145,000	5.101%, 4/17/2017[e]	158,580

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Communications Services (0.4%) - continued
	Sprint Nextel Corporation
$269,675	9.000%, 11/15/2018[e]	$319,565
	Telefonica Emisiones SAU
166,000	3.729%, 4/27/2015	170,964
	Univision Communications, Inc.
270,000	6.875%, 5/15/2019[e]	288,225
	Verizon Communications, Inc.
121,000	1.100%, 11/1/2017	117,600
144,000	5.500%, 2/15/2018	164,965
	Vodafone Group plc
96,000	0.659%, 2/19/2016[f]	95,965

	Total	5,843,448

Consumer Cyclical (0.3%)
	Amazon.com, Inc.
80,000	1.200%, 11/29/2017	78,043
160,000	2.500%, 11/29/2022	146,848
	American Honda Finance Corporation
200,000	0.648%, 5/26/2016[e,f]	199,917
	Chrysler Group, LLC
275,000	8.000%, 6/15/2019	300,094
	Cinemark USA, Inc.
270,000	4.875%, 6/1/2023[e]	255,150
	Daimler Finance North America, LLC
180,000	1.125%, 8/1/2018[c,e,f]	180,262
	Federated Retail Holdings, Inc.
104,000	5.900%, 12/1/2016	118,462
	Ford Motor Company
96,000	7.450%, 7/16/2031	118,373
	Ford Motor Credit Company, LLC
222,000	12.000%, 5/15/2015	261,219
150,000	1.525%, 5/9/2016[f]	150,324
160,000	1.700%, 5/9/2016	158,521
175,000	2.375%, 1/16/2018	171,972
155,000	5.000%, 5/15/2018	168,041
	Gap, Inc.
160,000	5.950%, 4/12/2021	179,859
	General Motors Financial Company, Inc.
128,000	2.750%, 5/15/2016[e]	127,520
270,000	3.250%, 5/15/2018[e]	263,925
	Hyundai Capital America
162,000	1.625%, 10/2/2015[e]	161,815
	Jaguar Land Rover Automotive plc
270,000	5.625%, 2/1/2023[e]	264,600
	L Brands, Inc.
160,000	5.625%, 2/15/2022	165,800
	Macy’s Retail Holdings, Inc.
80,000	3.875%, 1/15/2022	81,021
	Toll Brothers Finance Corporation
128,000	8.910%, 10/15/2017	152,320
64,000	4.375%, 4/15/2023	60,800
	Toyota Motor Credit Corporation
200,000	0.564%, 5/17/2016[f]	199,945
105,000	1.750%, 5/22/2017	105,495
	TRW Automotive, Inc.
100,000	7.250%, 3/15/2017[e]	114,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Moderate Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Consumer Cyclical (0.3%) - continued
	Walgreen Company
$232,000	5.250%, 1/15/2019	$264,395
	Wal-Mart Stores, Inc.
192,000	1.125%, 4/11/2018	187,378
	Western Union Company
160,000	2.375%, 12/10/2015	163,145
	Wynn Las Vegas, LLC
270,000	5.375%, 3/15/2022	275,400

	Total	5,075,144

Consumer Non-Cyclical (0.5%)
	AbbVie, Inc.
80,000	1.750%, 11/6/2017[e]	79,055
120,000	2.000%, 11/6/2018[e]	117,985
	Altria Group, Inc.
164,000	9.700%, 11/10/2018	219,574
	Anheuser-Busch InBev Worldwide, Inc.
275,000	7.750%, 1/15/2019	348,519
	Avon Products, Inc.
64,000	2.375%, 3/15/2016	64,696
	Biomet, Inc.
270,000	6.500%, 8/1/2020	283,500
	Boston Scientific Corporation
128,000	4.500%, 1/15/2015	134,107
160,000	6.000%, 1/15/2020	182,467
	Bunge Limited Finance Corporation
83,000	3.200%, 6/15/2017	85,336
97,000	8.500%, 6/15/2019	120,681
	Celgene Corporation
202,000	1.900%, 8/15/2017	202,380
	CHS/Community Health Systems, Inc.
60,000	7.125%, 7/15/2020	61,425
	ConAgra Foods, Inc.
228,000	1.900%, 1/25/2018	226,533
	Coventry Health Care, Inc.
252,000	5.950%, 3/15/2017	286,305
	CVS Caremark Corporation
101,000	6.125%, 9/15/2039	119,530
	Endo Pharmaceuticals Holdings, Inc.
270,000	7.000%, 7/15/2019	282,150
	Express Scripts Holding Company
166,000	3.125%, 5/15/2016	173,423
	Fresenius Medical Care US Finance II, Inc.
270,000	5.875%, 1/31/2022[e]	284,850
	Gilead Sciences, Inc.
133,000	2.400%, 12/1/2014	135,830
145,000	3.050%, 12/1/2016	153,731
	Hawk Acquisition Sub, Inc.
269,675	4.250%, 10/15/2020[e]	258,888
	Heineken NV
80,000	1.400%, 10/1/2017[e]	78,216
	Kraft Foods, Inc.
180,000	6.500%, 8/11/2017	210,647
	Laboratory Corporation of America Holdings
166,000	2.200%, 8/23/2017	164,908
	Lorillard Tobacco Company
166,000	2.300%, 8/21/2017	163,526

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Consumer Non-Cyclical (0.5%) - continued
	Mallinckrodt International Finance SA
$142,000	3.500%, 4/15/2018[e]	$140,391
	Mattel, Inc.
128,000	1.700%, 3/15/2018	125,808
	McKesson Corporation
80,000	0.950%, 12/4/2015	80,186
	Medco Health Solutions, Inc.
192,000	7.125%, 3/15/2018	232,855
	Merck & Company, Inc.
200,000	0.634%, 5/18/2018[f]	200,283
	Mylan, Inc.
210,000	1.800%, 6/24/2016[e]	209,731
160,000	7.875%, 7/15/2020[e]	183,503
	PepsiCo, Inc.
150,000	0.483%, 2/26/2016[f]	150,077
	Pernod-Ricard SA
144,000	2.950%, 1/15/2017[e]	147,557
108,000	5.750%, 4/7/2021[e]	121,717
	Roche Holdings, Inc.
64,000	7.000%, 3/1/2039[e]	86,656
	SABMiller Holdings, Inc.
216,000	2.450%, 1/15/2017[e]	221,465
210,000	3.750%, 1/15/2022[e]	213,910
	Safeway, Inc.
64,000	3.400%, 12/1/2016	66,874
185,000	5.000%, 8/15/2019	197,461
	Spectrum Brands Escrow Corporation
150,000	6.375%, 11/15/2020[e]	159,375
	Tyson Foods, Inc.
210,000	4.500%, 6/15/2022	216,145
	Valeant Pharmaceuticals International
270,000	6.875%, 12/1/2014[e]	284,175
	WellPoint, Inc.
180,000	2.300%, 7/15/2018[c]	179,561
	Zoetis, Inc.
114,000	1.875%, 2/1/2018[e]	111,987

	Total	7,767,979

Energy (0.3%)
	BP Capital Markets plc
150,000	1.846%, 5/5/2017	150,948
243,000	1.375%, 11/6/2017	238,286
160,000	4.500%, 10/1/2020	173,594
	Chevron Corporation
336,000	1.718%, 6/24/2018	334,539
	CNOOC, Ltd.
250,000	1.125%, 5/9/2016	248,576
	Concho Resources, Inc.
269,675	5.500%, 10/1/2022	271,360
	EQT Corporation
160,000	8.125%, 6/1/2019	194,510
	Hess Corporation
216,000	8.125%, 2/15/2019	274,889
	Linn Energy, LLC
269,675	6.250%, 11/1/2019[e]	253,495
	Lukoil International Finance BV
170,000	3.416%, 4/24/2018[e]	167,484
	Marathon Oil Corporation
243,000	0.900%, 11/1/2015	242,898

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Moderate Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Energy (0.3%) - continued
	Marathon Petroleum Corporation
$166,000	3.500%, 3/1/2016	$175,314
	MEG Energy Corporation
270,000	6.500%, 3/15/2021[e]	275,400
	Murphy Oil Corporation
120,000	2.500%, 12/1/2017	119,358
	Oasis Petroleum, Inc.
270,000	6.875%, 1/15/2023	285,525
	Petrobras Global Finance BV
288,000	2.000%, 5/20/2016	284,937
	Petroleos Mexicanos
126,000	3.500%, 7/18/2018[e]	128,205
	Pioneer Natural Resources Company
83,000	5.875%, 7/15/2016	92,667
	Range Resources Corporation
270,000	5.000%, 8/15/2022	272,700
	Sinopec Capital 2013, Ltd.
200,000	1.250%, 4/24/2016[e]	198,677
	Suncor Energy, Inc.
145,000	6.100%, 6/1/2018	170,434
	Transocean, Inc.
83,000	5.050%, 12/15/2016	90,973
236,000	6.000%, 3/15/2018	266,039
64,000	6.375%, 12/15/2021	72,218
	Valero Energy Corporation
96,000	9.375%, 3/15/2019	125,695
	Weatherford International, Ltd.
249,000	6.750%, 9/15/2040	265,317

	Total	5,374,038

Financials (1.8%)
	Aetna, Inc.
168,000	1.500%, 11/15/2017	164,022
	American Express Company
200,000	0.863%, 5/22/2018[f]	199,822
	American Express Credit Corporation
105,000	2.375%, 3/24/2017	108,272
	American International Group, Inc.
349,000	2.375%, 8/24/2015	353,456
345,000	3.800%, 3/22/2017	365,874
	American Tower Trust I
64,000	1.551%, 3/15/2018[e]	62,283
	ANZ National International, Ltd. of London
250,000	3.125%, 8/10/2015[e]	259,756
	Associated Banc Corporation
83,000	1.875%, 3/12/2014	83,139
	Bank Nederlandse Gemeenten NV
150,000	1.375%, 3/19/2018[e]	147,504
	Bank of America Corporation
352,000	7.750%, 8/15/2015	388,986
165,000	5.750%, 8/15/2016	180,716
340,000	5.750%, 12/1/2017	383,337
210,000	2.000%, 1/11/2018	205,434
398,000	1.343%, 3/22/2018[f]	397,116
165,000	5.650%, 5/1/2018	185,482
128,000	5.700%, 1/24/2022	143,762

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Financials (1.8%) - continued
	Bank of Montreal
$168,000	1.300%, 7/15/2016	$168,603
150,000	0.870%, 4/9/2018[f]	149,935
	Bank of Nova Scotia
150,000	0.673%, 3/15/2016[f]	149,925
128,000	0.950%, 3/15/2016	127,685
	BB&T Corporation
84,000	1.133%, 6/15/2018[f]	84,040
168,000	2.050%, 6/19/2018	167,216
	BBVA Banco Continental SA
216,000	2.250%, 7/29/2016[e]	210,600
	BBVA US Senior SAU
120,000	4.664%, 10/9/2015	123,870
	Berkshire Hathaway Finance Corporation
190,000	1.600%, 5/15/2017	191,174
150,000	1.300%, 5/15/2018	146,437
	BNP Paribas SA
243,000	2.375%, 9/14/2017	245,029
	Capital One Financial Corporation
162,000	2.150%, 3/23/2015	164,774
100,000	0.723%, 3/22/2016[f]	99,716
64,000	6.150%, 9/1/2016	71,579
	Citigroup, Inc.
533,000	5.000%, 9/15/2014	554,020
252,000	1.226%, 7/25/2016[f]	252,739
374,000	6.000%, 8/15/2017	423,991
242,000	8.500%, 5/22/2019	308,749
128,000	4.050%, 7/30/2022	124,395
	CNA Financial Corporation
201,000	7.350%, 11/15/2019	246,532
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
150,000	0.753%, 3/18/2016[f]	150,587
172,000	3.950%, 11/9/2022	165,227
	Credit Agricole SA
160,000	1.625%, 4/15/2016[e]	159,451
	Credit Suisse AG
243,000	5.400%, 1/14/2020	265,703
	CyrusOne, LP
270,000	6.375%, 11/15/2022	283,500
	DDR Corporation
160,000	9.625%, 3/15/2016	191,355
	Discover Financial Services
282,000	6.450%, 6/12/2017	321,200
	DnB Boligkreditt AS
200,000	1.450%, 3/21/2018[e]	194,412
	Eksportfinans ASA
104,000	3.000%, 11/17/2014	103,792
154,000	5.500%, 5/25/2016[h]	159,390
	Fifth Third Bancorp
188,000	5.450%, 1/15/2017	207,858
	General Electric Capital Corporation
160,000	1.000%, 12/11/2015	159,930
217,000	0.471%, 1/8/2016[f]	215,914
90,000	1.145%, 5/9/2016[f]	90,786
93,000	1.600%, 11/20/2017	91,623
64,000	0.983%, 4/2/2018[f]	64,352
530,000	6.000%, 8/7/2019	617,698
150,000	1.273%, 3/15/2023[f]	150,682
183,000	6.750%, 3/15/2032	220,618

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Moderate Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Financials (1.8%) - continued
	Genworth Financial, Inc.
$160,000	6.515%, 5/22/2018[h]	$181,416
	Goldman Sachs Group, Inc.
250,000	3.700%, 8/1/2015	260,994
384,000	0.723%, 3/22/2016[f]	379,638
128,000	2.375%, 1/22/2018	126,467
150,000	1.465%, 4/30/2018[f]	150,004
179,000	7.500%, 2/15/2019	215,987
192,000	5.250%, 7/27/2021	207,120
	Hartford Financial Services Group, Inc.
245,000	4.000%, 10/15/2017	261,949
128,000	5.125%, 4/15/2022	141,015
	HCP, Inc.
75,000	6.300%, 9/15/2016	85,543
84,000	6.000%, 1/30/2017	94,832
75,000	6.700%, 1/30/2018	88,076
200,000	2.625%, 2/1/2020	189,160
	Health Care REIT, Inc.
200,000	4.700%, 9/15/2017	218,794
80,000	2.250%, 3/15/2018	78,990
	HSBC Bank plc
200,000	0.915%, 5/15/2018[e,f]	199,907
	HSBC Finance Corporation
128,000	6.676%, 1/15/2021	144,730
	HSBC USA, Inc.
160,000	1.625%, 1/16/2018	156,380
	Huntington Bancshares, Inc.
72,000	2.600%, 8/2/2018	72,029
	Icahn Enterprises, LP
269,675	8.000%, 1/15/2018	284,844
	ING Bank NV
162,000	3.750%, 3/7/2017[e]	169,981
	ING Capital Funding Trust III
130,000	3.874%, 12/29/2049[f,j]	126,100
	ING US, Inc.
180,000	2.900%, 2/15/2018[e]	179,535
	International Lease Finance Corporation
147,000	2.224%, 6/15/2016[f]	145,530
	J.P. Morgan Chase & Company
100,000	0.715%, 4/23/2015[f]	99,867
128,000	1.125%, 2/26/2016	127,260
302,000	3.450%, 3/1/2016	317,463
324,000	2.000%, 8/15/2017	324,859
274,000	1.166%, 1/25/2018[f]	274,498
115,000	1.800%, 1/25/2018	112,707
242,000	6.300%, 4/23/2019	284,609
72,000	3.200%, 1/25/2023	68,131
64,000	3.375%, 5/1/2023	59,408
244,000	7.900%, 4/29/2049[j]	271,450
	J.P. Morgan Chase Bank NA
228,000	0.602%, 6/13/2016[f]	224,105
	KeyBank NA
240,000	7.413%, 5/6/2015	264,766
	Liberty Mutual Group, Inc.
83,000	4.950%, 5/1/2022[e]	86,013
72,000	6.500%, 5/1/2042[e]	80,254
	Liberty Property, LP
173,000	5.500%, 12/15/2016	192,014
	Lloyds TSB Bank plc
160,000	6.500%, 9/14/2020[e]	173,496

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Financials (1.8%) - continued
	Merrill Lynch & Company, Inc.
$128,000	6.400%, 8/28/2017	$146,262
	Morgan Stanley
166,000	4.750%, 4/1/2014[h]	169,604
64,000	1.523%, 2/25/2016[f]	64,354
64,000	1.750%, 2/25/2016	63,927
292,000	4.750%, 3/22/2017	313,805
135,000	6.250%, 8/28/2017	152,652
100,000	1.546%, 4/25/2018[f]	99,324
348,000	5.500%, 1/26/2020	382,650
144,000	4.875%, 11/1/2022	144,326
150,000	4.100%, 5/22/2023	140,817
	Murray Street Investment Trust I
402,000	4.647%, 3/9/2017	429,904
	Nederlandse Waterschapsbank NV
200,000	0.750%, 3/29/2016[e]	199,430
	Nomura Holdings, Inc.
150,000	1.722%, 9/13/2016[f]	150,683
307,000	2.000%, 9/13/2016	305,113
	Nordea Eiendomskreditt AS
150,000	2.125%, 9/22/2016[e]	153,810
	Prologis, LP
72,000	6.625%, 5/15/2018	83,912
216,000	7.375%, 10/30/2019	262,631
	Prudential Covered Trust
135,000	2.997%, 9/30/2015[e]	139,616
	Prudential Financial, Inc.
144,000	4.500%, 11/15/2020	155,448
120,000	5.625%, 6/15/2043	116,400
	Realty Income Corporation
81,000	2.000%, 1/31/2018	79,152
	Regions Bank
369,000	7.500%, 5/15/2018	435,852
	Reinsurance Group of America, Inc.
150,000	5.625%, 3/15/2017	164,500
81,000	5.000%, 6/1/2021	86,991
	Royal Bank of Canada
300,000	1.125%, 7/22/2016	299,133
252,000	2.200%, 7/27/2018	252,103
	Royal Bank of Scotland Group plc
214,000	5.050%, 1/8/2015	218,989
128,000	2.550%, 9/18/2015	130,661
64,000	6.125%, 12/15/2022	61,838
	Santander US Debt SAU
210,000	3.724%, 1/20/2015[e]	213,328
	Simon Property Group, Inc.
160,000	1.500%, 2/1/2018[e]	155,363
	Simon Property Group, LP
128,000	10.350%, 4/1/2019	177,879
	SLM Corporation
108,000	3.875%, 9/10/2015	110,025
80,000	6.250%, 1/25/2016	85,200
	SpareBank 1 Boligkreditt AS
200,000	1.250%, 5/2/2018[e]	191,720
	Svensk Exportkredit AB
200,000	1.125%, 4/5/2018	195,114
	Svenska Handelsbanken AB
150,000	0.722%, 3/21/2016[f]	150,393
160,000	3.125%, 7/12/2016	168,263
51,000	1.625%, 3/21/2018	49,845

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Moderate Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Financials (1.8%) - continued
	Swedbank Hypotek AB
$200,000	1.375%, 3/28/2018[e,h]	$194,000
	Swiss RE Capital I, LP
170,000	6.854%, 5/29/2049[e,j]	178,075
	UBS AG London
200,000	0.750%, 3/24/2016[e]	198,157
	UBS AG/Stamford, Connecticut
162,000	5.875%, 12/20/2017	187,202
	Ventas Realty, LP
128,000	2.700%, 4/1/2020	121,465
	Wachovia Corporation
386,000	5.625%, 10/15/2016	433,728
150,000	0.543%, 6/15/2017[f]	148,125
	WellPoint, Inc.
171,000	1.875%, 1/15/2018	167,652
	Wells Fargo & Company
576,000	1.250%, 7/20/2016	575,907
215,000	2.100%, 5/8/2017	219,289
179,000	1.500%, 1/16/2018	174,901

	Total	28,073,487

Foreign Government (0.1%)
	Asian Development Bank
200,000	0.500%, 6/20/2016	198,960
	Denmark Government International Bond
200,000	0.375%, 4/25/2016[e]	198,240
	Export-Import Bank of Korea
160,000	1.250%, 11/20/2015	159,571
	International Finance Corporation
125,000	0.500%, 5/16/2016	124,343
	Kommunalbanken AS
200,000	0.353%, 3/18/2016[e,f]	199,899
	Kommuninvest i Sverige AB
200,000	0.500%, 6/15/2016[e]	198,208
	Province of Ontario
240,000	1.000%, 7/22/2016	240,314
	Sweden Government International Bond
200,000	0.375%, 3/29/2016[e]	198,740

	Total	1,518,275

Mortgage-Backed Securities (3.3%)
	Federal Home Loan Mortgage Corporation
1,400,000	1.967%, 6/1/2043[f]	1,408,159
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,575,000	3.000%, 8/1/2028[c]	4,700,812
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,500,000	3.500%, 8/1/2043[c]	4,524,610
	Federal National Mortgage Association
715,546	2.093%, 1/1/2043[f]	723,705
1,277,996	2.074%, 3/1/2043[f]	1,290,837
997,971	1.755%, 7/1/2043[f]	997,260
3,242,469	1.759%, 7/1/2043[f]	3,225,623
3,726,216	1.986%, 7/1/2043[f]	3,746,225
2,500,000	2.017%, 7/1/2043[f]	2,514,458

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Mortgage-Backed Securities (3.3%) - continued
$2,100,000	2.120%, 8/1/2043[f]	$2,117,507
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
4,150,000	2.500%, 8/1/2028[c]	4,146,758
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,662,500	4.000%, 8/1/2043[c]	1,727,701
4,500,000	3.000%, 9/1/2043[c]	4,354,453
8,875,000	3.500%, 9/1/2043[c]	8,924,229
6,637,500	4.000%, 9/1/2043[c]	6,877,073

	Total	51,279,410

Technology (0.2%)
	Apple, Inc.
200,000	0.523%, 5/3/2018[f]	199,813
64,000	2.400%, 5/3/2023	58,711
	Computer Sciences Corporation
124,000	2.500%, 9/15/2015	126,725
	EMC Corporation
252,000	1.875%, 6/1/2018	251,003
	First Data Corporation
270,000	7.375%, 6/15/2019[e]	283,500
	Hewlett-Packard Company
166,000	2.125%, 9/13/2015	168,561
187,000	2.600%, 9/15/2017	189,251
128,000	3.750%, 12/1/2020	126,194
	Intel Corporation
160,000	4.000%, 12/15/2032	150,420
	Oracle Corporation
162,000	1.200%, 10/15/2017	158,467
348,000	0.848%, 1/15/2019[f]	349,858
	Samsung Electronics America, Inc.
128,000	1.750%, 4/10/2017[e]	126,728
	Tyco Electronics Group SA
294,000	6.550%, 10/1/2017	339,976
	Xerox Corporation
166,000	7.200%, 4/1/2016	189,158

	Total	2,718,365

Transportation (0.1%)
	American Airlines 2013-2 Class A Pass Through Trust
160,000	4.950%, 1/15/2023[e]	160,800
	Canadian Pacific Railway Company
90,000	7.125%, 10/15/2031	109,915
104,000	5.750%, 3/15/2033	112,246
	Continental Airlines, Inc.
190,000	4.150%, 4/11/2024	189,905
	CSX Corporation
174,000	6.250%, 4/1/2015	189,476
	Delta Air Lines, Inc.
250,000	6.750%, 5/23/2017	254,075
106,771	4.950%, 5/23/2019	114,245
41,465	4.750%, 5/7/2020	44,782
	ERAC USA Finance, LLC
162,000	1.400%, 4/15/2016[e]	161,167
84,000	2.800%, 11/1/2018[e]	84,037
	Kansas City Southern de Mexico SA de CV
128,000	2.350%, 5/15/2020[e]	123,303

	Total	1,543,951

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Moderate Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value

U.S. Government and Agencies (2.0%)
	U.S. Treasury Bonds
$550,000	5.250%, 11/15/2028	$687,672
1,175,000	4.375%, 5/15/2040	1,344,824
2,130,000	3.000%, 5/15/2042	1,890,707
569,000	2.875%, 5/15/2043	489,696
	U.S. Treasury Notes
3,950,000	0.375%, 2/15/2016	3,940,433
336,000	0.625%, 7/15/2016	336,289
6,250,000	1.000%, 5/31/2018	6,150,387
552,000	1.375%, 6/30/2018	552,129
252,000	1.875%, 6/30/2020	250,051
1,685,000	1.625%, 8/15/2022	1,568,630
	U.S. Treasury Notes, TIPS
5,945,188	0.125%, 4/15/2018	6,137,022
6,963,059	0.125%, 1/15/2023	6,787,903

	Total	30,135,743

U.S. Municipals (1.9%)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Revenue Bonds
1,086,000	5.125%, 6/1/2024	901,239
	Dallas/Fort Worth Texas International Airport Revenue Bonds
1,885,000	5.000%, 11/1/2038	1,796,575
	Los Angeles Department Of Water & Power Revenue Bonds
2,360,000	5.000%, 7/1/2043	2,436,960
	Massachusetts Bay Transportation Authority Revenue Bonds
1,405,000	5.000%, 7/1/2041	1,447,698
	Massachusetts Development Finance Agency Revenue Bonds
1,346,000	5.000%, 10/1/2048	1,332,701
	Massachusetts School Building Authority Sales Tax Revenue Bonds
1,885,000	5.000%, 5/15/2043	1,958,760
	Metropolitan Transportation Authority Transportation Revenue Bonds
1,888,000	5.000%, 11/15/2043	1,884,923
	Miami-Dade County Authority Toll System Revenue Bond (Florida Expressway)
803,000	5.000%, 7/1/2040	798,262
	New Jersey Transportation Trust Fund Authority Revenue Bonds
2,361,000	5.000%, 6/15/2042	2,387,821
	New Jersey Turnpike Authority Turnpike Revenue Bonds
755,000	5.000%, 1/1/2043	767,993

Principal Amount	Long-Term Fixed Income (14.3%)	Value

U.S. Municipals (1.9%) - continued
	New York City Transitional Finance Authority Revenue Bonds
$1,764,000	5.000%, 5/1/2042	$1,825,775
	New York City Water & Sewer System Finance Authority Revenue Bonds
1,888,000	5.000%, 6/15/2047	1,930,688
	New York State Dormitory Authority Personal Income Tax Revenue Bonds
1,133,000	5.000%, 3/15/2042	1,168,939
	North Texas Tollway Authority System Revenue Refunding Bonds
1,888,000	5.000%, 1/1/2042	1,868,138
	San Diego County Regional Airport Authority Airport Revenue Bonds
1,629,000	5.000%, 7/1/2038	1,583,714
	South Carolina State Public Service Authority Revenue Bonds
1,888,000	5.000%, 12/1/2043	1,893,211
	State Of California Various Purpose General Obligation Bonds
944,000	5.000%, 9/1/2036	966,788
472,000	5.000%, 4/1/2042	477,924
472,000	5.000%, 2/1/2043	478,405
	University of Massachusetts Building Authority Project Revenue Bonds
1,511,000	5.000%, 11/1/2039	1,561,724

	Total	29,468,238

Utilities (0.3%)
	AES Corporation
270,000	7.375%, 7/1/2021	305,100
	American Electric Power Company, Inc.
160,000	1.650%, 12/15/2017	156,481
	DCP Midstream Operating, LP
80,000	2.500%, 12/1/2017	79,249
	Duke Energy Corporation
216,000	2.100%, 6/15/2018	215,886
	Enel Finance International NV
192,000	3.875%, 10/7/2014[e]	196,992
108,000	6.250%, 9/15/2017[e]	118,447
	Energy Transfer Partners, LP
64,000	9.700%, 3/15/2019	83,174
249,000	4.650%, 6/1/2021	259,031
	Enterprise Products Operating, LLC
249,000	1.250%, 8/13/2015	250,548
	Exelon Corporation
183,000	4.900%, 6/15/2015	195,391
	Exelon Generation Company, LLC
192,000	5.200%, 10/1/2019	212,375
	Iberdrola Finance Ireland, Ltd.
210,000	3.800%, 9/11/2014[e]	215,569

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Moderate Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value

Utilities (0.3%) - continued
	ITC Holdings Corporation
$214,000	5.875%, 9/30/2016[e]	$238,544
84,000	4.050%, 7/1/2023	84,521
	Kinder Morgan Energy Partners, LP
210,000	4.150%, 2/1/2024[c]	209,589
	MidAmerican Energy Holdings Company
166,000	6.500%, 9/15/2037	199,993
	NextEra Energy Capital Holdings, Inc.
249,000	1.200%, 6/1/2015	250,351
	NiSource Finance Corporation
216,000	6.800%, 1/15/2019	254,669
	Northeast Utilities
96,000	1.450%, 5/1/2018	93,236
	ONEOK Partners, LP
141,000	8.625%, 3/1/2019	178,998
	Pacific Gas & Electric Company
245,000	5.625%, 11/30/2017	283,536
	PPL Capital Funding, Inc.
304,000	1.900%, 6/1/2018	299,279
72,000	3.500%, 12/1/2022	69,528
	Sempra Energy
245,000	6.150%, 6/15/2018	287,017
	Williams Partners, LP
83,000	7.250%, 2/1/2017	96,573

	Total	4,834,077

	Total Long-Term Fixed Income (cost $220,824,078)	221,939,220

Shares	Preferred Stock (<0.1%)	Value

Health Care (<0.1%)
300	Draegerwerk AG & Company KGaA	40,218

	Total	40,218

	Total Preferred Stock (cost $38,274)	40,218

Shares	Collateral Held for Securities Loaned (0.1%)	Value

1,285,915	Thrivent Cash Management Trust	1,285,915

	Total Collateral Held for Securities Loaned (cost $1,285,915)	1,285,915

Shares or Principal Amount	Short-Term Investments (7.7%)	Value

	Federal Home Loan Bank Discount Notes
2,000,000	0.075%, 8/16/2013[k]	1,999,937
22,000,000	0.045%, 9/13/2013[k]	21,998,818
10,000,000	0.050%, 10/16/2013[k]	9,998,944
7,600,000	0.093%, 11/22/2013[k,l]	7,597,782
	Federal Home Loan Mortgage Corporation Discount Notes
23,250,000	0.060%, 8/26/2013[k]	23,249,031

Shares or Principal Amount	Short-Term Investments (7.7%)	Value

	Federal National Mortgage Association Discount Notes
4,000,000	0.063%, 8/28/2013[k,l]	$3,999,811
45,000,000	0.066%, 10/9/2013[k]	44,994,308
1,900,000	0.100%, 12/4/2013[k,l]	1,899,340
	U.S. Treasury Bills
3,000,000	0.062%, 12/26/2013[k,m]	2,999,238

	Total Short-Term Investments (at amortized cost)	118,737,209

	Total Investments (cost $1,405,170,112) 102.5%	$1,583,522,243

	Other Assets and Liabilities, Net (2.5%)	(37,953,567)

	Total Net Assets 100.0%	$1,545,568,676

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2013, the value of these investments was $19,440,941 or 1.3% of total net assets.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2013.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderate Allocation Fund owned as of July 31, 2013.

Security	Acquisition Date	Cost
Edlinc Student Loan Funding Trust	2/28/2013	$82,801
FNA Trust	4/29/2013	230,133

h	All or a portion of the security is on loan.
i	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
J	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At July 31, 2013, $9,097,291 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Moderate Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

m	At July 31, 2013, $399,898 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$182,667,455
Gross unrealized depreciation	(4,315,324)

Net unrealized appreciation (depreciation)	$178,352,131

Cost for federal income tax purposes	$1,405,170,112

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Moderate Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,880,045	–	4,880,045	–
Capital Goods	2,606,747	–	2,606,747	–
Communications Services	27,121,831	–	27,121,831	–
Consumer Cyclical	7,142,306	–	7,142,306	–
Consumer Non-Cyclical	8,494,199	–	8,494,199	–
Energy	3,210,344	–	3,210,344	–
Financials	2,118,639	–	2,118,639	–
Technology	3,814,305	–	3,814,305	–
Transportation	2,596,150	–	2,596,150	–
Utilities	2,486,304	–	2,486,304	–
Mutual Funds
Equity Mutual Funds	601,057,016	601,057,016	–	–
Fixed Income Mutual Funds	351,913,487	351,913,487	–	–
Common Stock
Consumer Discretionary	32,333,986	30,190,318	2,143,668	–
Consumer Staples	15,115,204	13,654,972	1,460,232	–
Energy	17,908,641	17,641,911	266,730	–
Financials	53,081,994	50,941,636	2,140,358	–
Health Care	30,304,077	28,886,464	1,417,613	–
Industrials	25,835,651	24,098,503	1,737,148	–
Information Technology	34,891,727	34,525,461	366,266	–
Materials	5,509,829	5,178,474	331,355	–
Telecommunications Services	2,848,972	2,071,839	777,133	–
Utilities	6,248,227	5,701,308	546,919	–
Long-Term Fixed Income
Asset-Backed Securities	9,057,848	–	8,748,382	309,466
Basic Materials	3,090,940	–	3,090,940	–
Capital Goods	1,800,500	–	1,800,500	–
Collateralized Mortgage Obligations	14,958,223	–	14,958,223	–
Commercial Mortgage-Backed Securities	19,399,554	–	19,399,554	–
Communications Services	5,843,448	–	5,843,448	–
Consumer Cyclical	5,075,144	–	5,075,144	–
Consumer Non-Cyclical	7,767,979	–	7,767,979	–
Energy	5,374,038	–	5,374,038	–
Financials	28,073,487	–	28,073,487	–
Foreign Government	1,518,275	–	1,518,275	–
Mortgage-Backed Securities	51,279,410	–	51,279,410	–
Technology	2,718,365	–	2,718,365	–
Transportation	1,543,951	–	1,543,951	–
U.S. Government and Agencies	30,135,743	–	30,135,743	–
U.S. Municipals	29,468,238	–	29,468,238	–
Utilities	4,834,077	–	4,834,077	–
Preferred Stock
Health Care	40,218	–	40,218	–
Collateral Held for Securities Loaned	1,285,915	1,285,915	–	–
Short-Term Investments	118,737,209	–	118,737,209	–

Total	$1,583,522,243	$1,167,147,304	$416,065,473	$309,466

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Moderate Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,754,201	2,424,449	1,329,752	–
Credit Default Swaps	291,553	–	291,553	–

Total Asset Derivatives	$4,045,754	$2,424,449	$1,621,305	$–

Liability Derivatives
Futures Contracts	7,387,617	7,387,617	–	–

Total Liability Derivatives	$7,387,617	$7,387,617	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(100)	September 2013	($22,038,758)	($22,031,250)	$7,508
5-Yr. U.S. Treasury Bond Futures	(250)	September 2013	(30,786,348)	(30,341,798)	444,550
30-Yr. U.S. Treasury Bond Futures	310	September 2013	44,098,446	41,559,375	(2,539,071)
Eurex EURO STOXX 50 Futures	1,743	September 2013	62,576,537	63,906,289	1,329,752
Russell 2000 Index Mini-Futures	(188)	September 2013	(18,162,097)	(19,606,520)	(1,444,423)
S&P 400 Index Mini-Futures	(426)	September 2013	(48,972,577)	(52,376,700)	(3,404,123)
S&P 500 Index Futures	169	September 2013	69,028,734	71,001,125	1,972,391
Total Futures Contracts					($3,633,416)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 20, 5 Year, at	Sell	6/20/2018	$827,000	$47,802	$47,802
5.00%; Bank of America Securities
CDX HY, Series 20, 5 Year, at	Sell	6/20/2018	4,217,000	243,751	243,751
5.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps				$291,553	$291,553

1	As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Moderate Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
Natural Resources	$24,652,493	$226,310	$–	2,764,537	$26,290,747	$226,310
Partner Small Cap Growth	28,058,568	812,949	4,000,000	1,972,795	31,426,621	–
Partner Small Cap Value	26,582,148	1,065,891	3,000,000	1,500,337	30,606,883	614,596
Small Cap Stock	14,200,780	–	–	882,584	17,475,167	–
Mid Cap Growth	15,337,507	1,010,555	–	793,087	18,193,408	–
Partner Mid Cap Value	28,335,335	925,873	3,000,000	2,065,352	32,426,031	319,947
Mid Cap Stock	43,518,716	193,283	–	2,628,283	54,352,898	193,283
Partner Worldwide Allocation	135,117,892	3,264,811	5,000,000	15,196,494	145,582,408	3,264,811
Large Cap Growth	66,351,241	436,953	–	11,301,004	80,124,120	436,953
Large Cap Value	99,845,770	2,097,099	7,000,000	6,465,916	118,778,886	2,097,099
Large Cap Stock	34,198,749	2,386,257	8,000,000	1,235,168	32,929,574	544,550
Equity Income Plus	11,094,557	220,859	–	1,176,442	12,870,273	220,859
High Yield	46,137,766	2,215,945	1,271,135	9,394,539	47,348,476	2,216,717
Income	191,596,078	4,926,561	23,159,179	18,490,734	166,231,699	4,929,021
Government Bond	24,948,651	1,120,614	508,454	2,377,969	23,660,789	189,485
Limited Maturity Bond	132,332,229	1,266,960	17,713,406	9,181,147	114,672,523	1,267,215
Cash Management Trust- Collateral Investment	1,032,781	6,826,236	6,573,102	1,285,915	1,285,915	2,807
Cash Management Trust- Short Term Investment	122,091,058	166,221,954	288,313,012	–	–	79,970
Total Value and Income Earned	1,045,432,319				954,256,418	16,603,623

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Bank Loans (4.6%)[a]	Value

Basic Materials (0.3%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$1,359,725	5.250%, 10/18/2017	$1,369,501
	Ineos Group Holdings, Ltd., Term Loan
606,584	4.000%, 5/4/2018	605,068
	Tronox Pigments BV, Term Loan
155,000	4.500%, 2/8/2018	156,787
	US Coatings Acquisition, Inc., Term Loan
369,075	4.750%, 2/1/2020	372,714

	Total	2,504,070

Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
482,575	4.250%, 10/9/2019	485,885
	Berry Plastics Group, Inc., Term Loan
788,025	3.500%, 2/8/2020	787,040
	Silver II Borrower, Term Loan
208,950	4.000%, 12/13/2019	208,601

	Total	1,481,526

Communications Services (1.7%)
	Atlantic Broadband Penn, LLC, Term Loan
272,938	3.250%, 11/30/2019	272,880
	Cequel Communications, LLC, Term Loan
259,343	3.500%, 2/14/2019	260,560
	Charter Communications Operating, LLC, Term Loan
105,000	0.000%, 7/1/2020[b,c]	104,534
	Clear Channel Communications, Inc., Term Loan
167,107	3.836%, 1/29/2016	155,984
492,893	1.718%, 1/30/2019	455,064
	Cricket Communications, Inc., Term Loan
69,650	4.750%, 10/10/2019	70,202
445,000	4.750%, 3/8/2020	448,449
	Cumulus Media Holdings, Inc., Term Loan
414,421	4.500%, 9/17/2018	417,960
	Fairpoint Communications, Term Loan
523,687	7.500%, 2/14/2019	520,524
	Grande Communications Networks, LLC, Term Loan
305,000	4.500%, 5/29/2020	303,475
	Hargray Communications Group, Inc., Term Loan
430,000	4.750%, 6/25/2019	429,196
	Integra Telecom Holdings, Inc., Term Loan
304,238	5.250%, 2/22/2019	307,660
	Integra Telecom Inc., Term Loan
105,000	9.750%, 2/21/2020	107,822
	Intelsat Jackson Holdings SA, Term Loan
347,824	4.250%, 4/2/2018	350,432

Principal Amount	Bank Loans (4.6%)[a]	Value

Communications Services (1.7%) - continued
	Level 3 Financing, Inc., Term Loan
$675,000	4.750%, 8/1/2019	$679,421
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
341,550	6.000%, 6/9/2017	341,550
	LTS Buyer, LLC, Term Loan
230,000	4.500%, 4/13/2020	231,221
26,000	8.000%, 4/12/2021	26,163
	McGraw-Hill Global Education Holdings, LLC, Term Loan
413,963	9.000%, 3/22/2019	415,904
	Mediacom Communications Corporation, Term Loan
272,937	4.000%, 1/20/2020	273,279
	NEP Broadcasting, LLC, Term Loan
781,350	4.416%, 1/22/2020[b,c]	785,905
31,429	9.500%, 8/18/2020	32,136
	NTelos, Inc., Term Loan
163,762	5.750%, 11/9/2019	163,252
	SBA Senior Finance II, LLC, Term Loan
76,980	3.750%, 9/28/2019	77,268
	Syniverse Holdings, Inc., Term Loan
420,000	4.000%, 4/23/2019	420,701
	TNS, Inc., Term Loan
315,972	5.000%, 2/14/2020	317,947
	Univision Communications, Inc., Term Loan
223,287	4.500%, 2/28/2020	224,125
443,888	4.500%, 2/28/2020	445,552
104,737	4.500%, 3/1/2020	105,130
	Van Wagner Communications, Inc., Term Loan
386,100	8.250%, 8/3/2018	387,308
	Virgin Media Investment Holdings, Ltd., Term Loan
640,000	3.500%, 6/7/2020	639,290
	Visant Corporation, Term Loan
586,972	5.250%, 12/22/2016	573,214
	WideOpenWest Finance, LLC, Term Loan
688,275	4.750%, 3/26/2019	693,582
	Yankee Cable Acquisition, LLC, Term Loan
407,286	5.250%, 8/26/2016	409,957
	Zayo Group, LLC, Term Loan
517,387	4.500%, 7/2/2019	521,107

	Total	11,968,754

Consumer Cyclical (0.5%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
328,857	4.250%, 2/23/2017	330,337
	Cenveo Corporation, Term Loan
229,425	6.250%, 2/13/2017	230,189
	Ceridian Corporation, Term Loan
414,092	5.942%, 5/9/2017	416,290

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Bank Loans (4.6%)[a]	Value

Consumer Cyclical (0.5%) - continued
	Chrysler Group, LLC, Term Loan
$339,135	4.250%, 5/24/2017	$344,218
	J.C. Penney Corporation, Inc., Term Loan
150,000	6.000%, 5/22/2018	150,782
	MGM Resorts International, Term Loan
333,325	3.500%, 12/20/2019	333,465
	MRC Global, Inc., Term Loan
342,412	6.000%, 11/8/2019	345,265
	ROC Finance, LLC, Term Loan
570,000	2.719%, 4/8/2019[b,c]	572,850
	Seminole Indian Tribe of Florida, Term Loan
191,588	3.000%, 4/29/2020	192,066
	Seven Seas Cruises S de RL, LLC, Term Loan
613,000	4.750%, 12/21/2018	617,598
	Toys R Us, Inc., Term Loan
429,445	5.250%, 5/25/2018	418,529

	Total	3,951,589

Consumer Non-Cyclical (0.7%)
	Albertson’s, Inc., Term Loan
468,825	4.750%, 3/21/2019	470,878
	Bausch & Lomb, Inc., Term Loan
341,557	4.000%, 5/17/2019	341,345
	Biomet, Inc., Term Loan
496,250	3.960%, 7/25/2017	499,227
	CHS/Community Health Systems, Inc., Term Loan
345,000	3.773%, 1/25/2017	347,253
	Del Monte Corporation, Term Loan
63,036	4.000%, 3/8/2018	63,021
	DJO Finance, LLC, Term Loan
495,904	4.750%, 9/15/2017	500,090
	Grifols, Inc., Term Loan
340,506	4.250%, 6/1/2017	343,608
	HJ Heinz Company, Term Loan
180,000	3.500%, 6/5/2020	181,768
	Hologic, Inc., Term Loan
405,900	4.500%, 8/1/2019	406,988
	JBS USA, LLC, Term Loan
388,050	3.750%, 5/25/2018	387,080
	Reynolds Group Holdings, Inc., Term Loan
69,475	4.750%, 9/28/2018	70,179
	Rite Aid Corporation, Term Loan
79,800	4.000%, 2/7/2020	80,299
160,000	5.750%, 8/21/2020	164,640
	Roundy’s Supermarkets, Inc., Term Loan
459,921	5.750%, 2/13/2019	455,418
	Supervalu, Inc., Term Loan
478,503	4.739%, 3/21/2019[b,c]	482,264
	Warner Chilcott Company, LLC, Term Loan
2,882	4.250%, 3/15/2018	2,884
	Warner Chilcott Corporation, Term Loan
37,112	4.250%, 3/15/2018	37,135
47,095	4.250%, 3/15/2018	47,125

Principal Amount	Bank Loans (4.6%)[a]	Value

Consumer Non-Cyclical (0.7%) - continued
$20,502	4.250%, 3/15/2018	$20,515

	Total	4,901,717

Energy (0.3%)
	Arch Coal, Inc., Term Loan
455,674	5.750%, 5/16/2018	451,974
	Chesapeake Energy Corporation, Term Loan
1,015,000	5.750%, 12/2/2017	1,039,533
	Offshore Group Investment, Ltd., Term Loan
428,925	5.750%, 3/28/2019	432,142

	Total	1,923,649

Financials (0.2%)
	GEO Group, Inc., Term Loan
103,740	3.250%, 4/3/2020	104,388
	MoneyGram International, Inc., Term Loan
413,963	4.250%, 3/27/2020	416,376
	WaveDivision Holdings, LLC, Term Loan
636,800	4.000%, 10/12/2019	636,800

	Total	1,157,564

Technology (0.3%)
	First Data Corporation Extended, Term Loan
530,000	4.191%, 3/23/2018	528,675
	First Data Corporation, Term Loan
275,000	4.191%, 9/24/2018	274,263
	Freescale Semiconductor Inc., Term Loan
379,050	5.000%, 2/13/2020	382,723
	Infor US, Inc., Term Loan
247,860	5.250%, 4/5/2018	250,959
	SunGard Data Systems, Inc., Term Loan
542,275	4.500%, 1/31/2020	549,395

	Total	1,986,015

Transportation (0.2%)
	American Airlines, Inc., Term Loan
430,000	4.750%, 6/21/2019	430,000
	American Petroleum Tankers Parent, LLC, Term Loan
125,185	4.750%, 9/28/2019	126,124
	Delta Air Lines, Inc., Term Loan
415,535	4.250%, 4/20/2017	418,132
	United Air Lines, Inc., Term Loan
259,350	4.000%, 4/1/2019	261,511

	Total	1,235,767

Utilities (0.2%)
	Calpine Corporation, Term Loan
79,593	4.000%, 4/1/2018	80,024
550,838	4.000%, 10/9/2019	553,101
	Intergen NV, Term Loan
200,000	0.000%, 6/5/2020[b,c]	199,500
	NGPL PipeCo, LLC, Term Loan
495,857	6.750%, 9/15/2017	474,783

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Bank Loans (4.6%)[a]	Value

Utilities (0.2%) - continued
	Pacific Drilling SA, Term Loan
$205,000	4.500%, 6/3/2018	$207,050

	Total	1,514,458

	Total Bank Loans (cost $32,379,149)	32,625,109

Shares	Mutual Funds (49.0%)	Value

Equity Mutual Funds (21.6%)
1,208,229	Thrivent Natural Resources Fund	11,490,259
359,189	Thrivent Partner Small Cap Value Fund	7,327,461
167,827	Thrivent Small Cap Stock Fund[d]	3,322,977
1,127,070	Thrivent Partner Mid Cap Value Fund	17,694,994
428,044	Thrivent Mid Cap Stock Fund	8,851,955
4,497,042	Thrivent Partner Worldwide Allocation Fund	43,081,660
2,262,092	Thrivent Large Cap Growth Fund	16,038,230
2,184,223	Thrivent Large Cap Value Fund	40,124,181
32,064	Thrivent Large Cap Stock Fund	854,837
485,709	Thrivent Equity Income Plus Fund	5,313,653

	Total	154,100,207

Fixed Income Mutual Funds (27.4%)
4,993,126	Thrivent High Yield Fund	25,165,355
7,341,717	Thrivent Income Fund	66,002,037
1,154,747	Thrivent Government Bond Fund	11,489,730
7,467,872	Thrivent Limited Maturity Bond Fund	93,273,724

	Total	195,930,846

	Total Mutual Funds (cost $308,846,868)	350,031,053

Principal Amount	Long-Term Fixed Income (28.5%)	Value

Asset-Backed Securities (1.8%)
	Access Group, Inc.
429,891	0.690%, 2/25/2036[e,f]	427,692
	Ally Auto Receivables Trust 2013-SN1
540,000	0.720%, 5/20/2016	538,682
	Avis Budget Rental Car Funding AESOP, LLC
266,310	2.370%, 11/20/2014[e]	270,454
	Chesapeake Funding, LLC
500,000	0.645%, 1/7/2025[e,f]	499,940
	Countrywide Asset-Backed Certificates
700,000	5.530%, 4/25/2047	646,838
	DT Auto Owner Trust
197,922	0.750%, 5/16/2016[e]	197,939
	Edlinc Student Loan Funding Trust
328,407	3.196%, 10/1/2025[f,g]	323,481
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
540,000	0.679%, 1/15/2019	539,128
	FNA Trust
414,257	1.980%, 1/10/2018[g]	411,473

Principal Amount	Long-Term Fixed Income (28.5%)	Value

Asset-Backed Securities (1.8%) - continued
	GE Dealer Floorplan Master Note Trust
$540,000	0.592%, 4/20/2018[f]	$539,563
	GE Equipment Transportation, LLC
450,000	0.690%, 11/25/2016	448,728
	Golden Credit Card Trust
360,000	0.441%, 2/15/2018[e,f]	359,723
	Hyundai Auto Receivables Trust
540,000	0.820%, 9/15/2017	539,497
	Hyundai Floorplan Master Owner Trust
607,500	0.541%, 5/15/2018[e,f]	604,945
	Master Credit Card Trust
366,300	0.780%, 4/21/2017[e]	364,207
	Morgan Stanley Capital, Inc.
766,542	0.340%, 2/25/2037[f]	383,820
	Motor plc
708,000	0.690%, 2/15/2021[e,f]	708,003
	Nationstar Mortgage Advance Receivable Trust
540,000	1.080%, 6/20/2044[e]	539,494
	Nissan Master Owner Trust Receivables
600,000	0.491%, 2/15/2018[f]	598,155
	Renaissance Home Equity Loan Trust
2,300,000	6.011%, 5/25/2036	1,666,909
	Santander Drive Auto Receivables Trust
450,000	0.700%, 9/15/2017	448,190
	SLM Student Loan Trust
271,687	0.791%, 8/15/2022[e,f]	270,102
300,000	1.241%, 5/17/2027[e,f]	295,617
	Volvo Financial Equipment, LLC
450,000	0.740%, 3/15/2017[e]	449,113
	World Financial Network Credit Card Master Trust
450,000	0.910%, 3/16/2020	447,538
	World Omni Master Owner Trust
360,000	0.541%, 2/15/2018[e,f]	358,250

	Total	12,877,481

Basic Materials (0.5%)
	Barrick Gold Corporation
66,000	2.900%, 5/30/2016	65,652
	FMG Resources Pty. Ltd.
629,086	6.875%, 2/1/2018[e,h]	641,668
	Freeport-McMoRan Copper & Gold, Inc.
284,000	2.375%, 3/15/2018[e]	269,087
	Glencore Funding, LLC
109,000	1.700%, 5/27/2016[e]	106,514
270,000	1.628%, 1/15/2019[e,f]	253,178
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
315,000	8.875%, 2/1/2018	327,600
	Ineos Finance plc
315,000	7.500%, 5/1/2020[e]	338,625
	Inmet Mining Corporation
315,000	7.500%, 6/1/2021[e]	315,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (28.5%)	Value

Basic Materials (0.5%) - continued
	International Paper Company
$127,000	5.300%, 4/1/2015	$135,706
	LyondellBasell Industries NV
190,000	6.000%, 11/15/2021	217,502
	Rio Tinto Finance USA plc
132,000	1.375%, 6/17/2016	131,923
132,000	2.250%, 12/14/2018	128,852
	Xstrata Finance Canada, Ltd.
394,000	1.800%, 10/23/2015[e]	392,305

	Total	3,323,612

Capital Goods (0.2%)
	BAE Systems plc
100,000	3.500%, 10/11/2016[e]	104,647
	CNH Capital, LLC
140,000	3.625%, 4/15/2018	137,550
	Eaton Corporation
61,000	1.500%, 11/2/2017[e]	59,664
92,000	4.000%, 11/2/2032[e]	84,722
	John Deere Capital Corporation
270,000	0.339%, 1/12/2015[f]	269,888
	Northrop Grumman Corporation
168,000	1.750%, 6/1/2018	164,624
	Reynolds Group Issuer, Inc.
314,086	5.750%, 10/15/2020	319,583
	Roper Industries, Inc.
155,000	2.050%, 10/1/2018	153,192
	RSC Equipment Rental, Inc.
315,000	8.250%, 2/1/2021	352,012
	Textron, Inc.
135,000	5.600%, 12/1/2017	147,626

	Total	1,793,508

Collateralized Mortgage Obligations (1.7%)
	Alternative Loan Trust 2006-24CB
462,058	6.000%, 6/25/2036	380,797
	Citigroup Mortgage Loan Trust, Inc.
323,142	5.500%, 11/25/2035	290,114
	CitiMortgage Alternative Loan Trust
1,053,433	5.750%, 4/25/2037	846,717
	Commercial Mortgage Pass Through Certificates
540,000	1.243%, 6/8/2030[e,f]	537,706
	Countrywide Alternative Loan Trust
749,906	5.091%, 10/25/2035	616,898
358,122	6.500%, 8/25/2036	258,744
209,218	6.000%, 1/25/2037	164,704
1,254,899	5.500%, 5/25/2037	1,038,716
966,078	7.000%, 10/25/2037	679,123
	Countrywide Home Loans, Inc.
420,946	5.750%, 4/25/2037	373,923
	Deutsche Alt-A Securities Mortgage Loan Trust
151,671	5.500%, 10/25/2021	145,248
	Deutsche Alt-A Securities, Inc.
360,292	6.000%, 10/25/2021	338,483
	Federal Home Loan Mortgage Corporation
1,948,494	3.000%, 4/15/2028[i]	279,412

Principal Amount	Long-Term Fixed Income (28.5%)	Value

Collateralized Mortgage Obligations (1.7%) - continued
$1,362,818	3.000%, 2/15/2033[i]	$201,395
	Federal National Mortgage Association
2,991,262	3.500%, 1/25/2033[i]	475,278
	Greenpoint Mortgage Funding Trust
992,293	0.390%, 10/25/2045[f]	699,756
	J.P. Morgan Mortgage Trust
97,023	2.936%, 10/25/2036	76,562
990,909	0.570%, 1/25/2037[f]	611,347
1,085,867	6.250%, 8/25/2037	746,859
	MASTR Alternative Loans Trust
244,475	6.500%, 7/25/2034	259,465
660,668	0.640%, 12/25/2035[f]	336,932
	Merrill Lynch Alternative Note Asset Trust
248,836	6.000%, 3/25/2037	218,656
	Residential Accredit Loans, Inc.
219,951	5.750%, 9/25/2035	193,979
	Residential Asset Securitization Trust
847,186	0.570%, 8/25/2037[f]	263,667
	Sequoia Mortgage Trust
129,888	3.553%, 9/20/2046	17,620
1,622,296	3.553%, 9/20/2046	1,340,255
	WaMu Mortgage Pass Through Certificates
233,762	2.651%, 9/25/2036	189,538
216,395	2.728%, 10/25/2036	177,860

	Total	11,759,754

Commercial Mortgage-Backed Securities (2.0%)
	Banc of America Commercial Mortgage, Inc.
1,600,000	5.622%, 4/10/2049	1,795,760
2,450,000	5.560%, 6/10/2049	2,744,987
	Bear Stearns Commercial Mortgage Securities, Inc.
1,000,000	5.331%, 2/11/2044	1,094,524
	Credit Suisse First Boston Mortgage Securities
1,700,000	5.542%, 1/15/2049	1,884,021
	Credit Suisse Mortgage Capital Certificates
1,850,000	5.509%, 9/15/2039	1,964,249
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
590,772	0.727%, 12/25/2016	586,952
	Federal National Mortgage Association
441,816	0.595%, 8/25/2015	439,816
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	1,092,822
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
360,000	0.891%, 4/15/2028[e,f]	359,401
800,000	5.711%, 2/12/2049	858,393

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (28.5%)	Value

Commercial Mortgage-Backed Securities (2.0%) - continued
	Morgan Stanley Capital, Inc.
$500,000	5.406%, 3/15/2044	$538,974
	Wachovia Bank Commercial Mortgage Trust
1,200,000	5.603%, 10/15/2048	1,303,391

	Total	14,663,290

Communications Services (0.8%)
	AMC Networks, Inc.
315,000	4.750%, 12/15/2022	305,550
	American Tower Corporation
195,000	5.050%, 9/1/2020	202,106
	AT&T, Inc.
259,000	2.400%, 8/15/2016	267,700
185,000	5.800%, 2/15/2019	216,114
	British Telecommunications plc
132,000	1.625%, 6/28/2016	133,232
	CBS Corporation
122,000	8.875%, 5/15/2019	158,089
	CC Holdings GS V, LLC
61,000	2.381%, 12/15/2017	60,225
	CCO Holdings, LLC
315,000	7.375%, 6/1/2020	339,413
	Comcast Corporation
85,000	4.650%, 7/15/2042	81,541
	Cox Communications, Inc.
160,000	9.375%, 1/15/2019[e]	210,020
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[e]	105,458
	DIRECTV Holdings, LLC
110,000	2.400%, 3/15/2017	110,868
122,000	1.750%, 1/15/2018	118,217
112,000	5.875%, 10/1/2019	126,668
	Hughes Satellite Systems Corporation
315,000	6.500%, 6/15/2019	334,688
	Intelsat Jackson Holdings SA
315,000	7.250%, 4/1/2019	340,594
	Level 3 Financing, Inc.
315,000	8.625%, 7/15/2020	346,500
	NBC Universal Enterprise, Inc.
270,000	0.953%, 4/15/2018[e,f]	272,309
165,000	1.974%, 4/15/2019[e]	161,093
	NBCUniversal Media, LLC
196,000	2.875%, 4/1/2016	205,471
	Nippon Telegraph & Telephone Corporation
120,000	1.400%, 7/18/2017	117,840
	SBA Tower Trust
110,000	5.101%, 4/17/2017[e]	120,302
	Sprint Nextel Corporation
314,086	9.000%, 11/15/2018[e]	372,192
	Telefonica Emisiones SAU
130,000	3.729%, 4/27/2015	133,888
	Univision Communications, Inc.
315,000	6.875%, 5/15/2019[e]	336,262
	Verizon Communications, Inc.
93,000	1.100%, 11/1/2017	90,387
100,000	5.500%, 2/15/2018	114,559

Principal Amount	Long-Term Fixed Income (28.5%)	Value

Communications Services (0.8%) - continued
	Vodafone Group plc
$70,000	0.659%, 2/19/2016[f]	$69,974

	Total	5,451,260

Consumer Cyclical (0.7%)
	Amazon.com, Inc.
61,000	1.200%, 11/29/2017	59,508
122,000	2.500%, 11/29/2022	111,972
	American Honda Finance Corporation
360,000	0.648%, 5/26/2016[e,f]	359,851
	Chrysler Group, LLC
320,000	8.000%, 6/15/2019	349,200
	Cinemark USA, Inc.
315,000	4.875%, 6/1/2023[e]	297,675
	Daimler Finance North America, LLC
270,000	1.125%, 8/1/2018[c,e,f]	270,393
	Federated Retail Holdings, Inc.
81,000	5.900%, 12/1/2016	92,264
	Ford Motor Company
75,000	7.450%, 7/16/2031	92,479
	Ford Motor Credit Company, LLC
182,000	12.000%, 5/15/2015	214,152
270,000	1.525%, 5/9/2016[f]	270,584
125,000	1.700%, 5/9/2016	123,845
135,000	2.375%, 1/16/2018	132,664
115,000	5.000%, 5/15/2018	124,675
	Gap, Inc.
125,000	5.950%, 4/12/2021	140,515
	General Motors Financial Company, Inc.
100,000	2.750%, 5/15/2016[e]	99,625
315,000	3.250%, 5/15/2018[e]	307,913
	Hyundai Capital America
124,000	1.625%, 10/2/2015[e]	123,858
	Jaguar Land Rover Automotive plc
315,000	5.625%, 2/1/2023[e]	308,700
	L Brands, Inc.
190,000	5.625%, 2/15/2022	196,887
	Macy’s Retail Holdings, Inc.
60,000	3.875%, 1/15/2022	60,766
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	119,000
50,000	4.375%, 4/15/2023	47,500
	Toyota Motor Credit Corporation
360,000	0.564%, 5/17/2016[f]	359,901
80,000	1.750%, 5/22/2017	80,377
	TRW Automotive, Inc.
70,000	7.250%, 3/15/2017[e]	80,150
	Walgreen Company
183,000	5.250%, 1/15/2019	208,553
	Wal-Mart Stores, Inc.
150,000	1.125%, 4/11/2018	146,389
	Western Union Company
122,000	2.375%, 12/10/2015	124,398
	Wynn Las Vegas, LLC
315,000	5.375%, 3/15/2022	321,300

	Total	5,225,094

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (28.5%)	Value

Consumer Non-Cyclical (1.0%)
	AbbVie, Inc.
$61,000	1.750%, 11/6/2017[e]	$60,279
92,000	2.000%, 11/6/2018[e]	90,455
	Altria Group, Inc.
121,000	9.700%, 11/10/2018	162,003
	Anheuser-Busch InBev Worldwide, Inc.
214,000	7.750%, 1/15/2019	271,211
	Avon Products, Inc.
50,000	2.375%, 3/15/2016	50,543
	Biomet, Inc.
315,000	6.500%, 8/1/2020	330,750
	Boston Scientific Corporation
100,000	4.500%, 1/15/2015	104,771
125,000	6.000%, 1/15/2020	142,552
	Bunge Limited Finance Corporation
65,000	3.200%, 6/15/2017	66,830
70,000	8.500%, 6/15/2019	87,089
	Celgene Corporation
156,000	1.900%, 8/15/2017	156,294
	CHS/Community Health Systems, Inc.
80,000	7.125%, 7/15/2020	81,900
	ConAgra Foods, Inc.
174,000	1.900%, 1/25/2018	172,881
	Coventry Health Care, Inc.
198,000	5.950%, 3/15/2017	224,954
	CVS Caremark Corporation
77,000	6.125%, 9/15/2039	91,127
	Endo Pharmaceuticals Holdings, Inc.
315,000	7.000%, 7/15/2019	329,175
	Express Scripts Holding Company
130,000	3.125%, 5/15/2016	135,813
	Fresenius Medical Care US Finance II, Inc.
315,000	5.875%, 1/31/2022[e]	332,325
	Gilead Sciences, Inc.
104,000	2.400%, 12/1/2014	106,213
114,000	3.050%, 12/1/2016	120,864
	Hawk Acquisition Sub, Inc.
314,086	4.250%, 10/15/2020[e]	301,523
	Heineken NV
61,000	1.400%, 10/1/2017[e]	59,640
	Kraft Foods, Inc.
140,000	6.500%, 8/11/2017	163,837
	Laboratory Corporation of America Holdings
130,000	2.200%, 8/23/2017	129,144
	Lorillard Tobacco Company
130,000	2.300%, 8/21/2017	128,062
	Mallinckrodt International Finance SA
110,000	3.500%, 4/15/2018[e]	108,754
	Mattel, Inc.
94,000	1.700%, 3/15/2018	92,391
	McKesson Corporation
61,000	0.950%, 12/4/2015	61,142
	Medco Health Solutions, Inc.
141,000	7.125%, 3/15/2018	171,003
	Merck & Company, Inc.
360,000	0.634%, 5/18/2018[f]	360,510

Principal Amount	Long-Term Fixed Income (28.5%)	Value

Consumer Non-Cyclical (1.0%) - continued
	Mylan, Inc.
$165,000	1.800%, 6/24/2016[e]	$164,788
122,000	7.875%, 7/15/2020[e]	139,921
	PepsiCo, Inc.
270,000	0.483%, 2/26/2016[f]	270,139
	Pernod-Ricard SA
112,000	2.950%, 1/15/2017[e]	114,766
84,000	5.750%, 4/7/2021[e]	94,669
	Roche Holdings, Inc.
50,000	7.000%, 3/1/2039[e]	67,700
	SABMiller Holdings, Inc.
150,000	2.450%, 1/15/2017[e]	153,795
165,000	3.750%, 1/15/2022[e]	168,072
	Safeway, Inc.
50,000	3.400%, 12/1/2016	52,245
142,000	5.000%, 8/15/2019	151,565
	Spectrum Brands Escrow Corporation
170,000	6.375%, 11/15/2020[e]	180,625
	Tyson Foods, Inc.
160,000	4.500%, 6/15/2022	164,682
	Valeant Pharmaceuticals International
315,000	6.875%, 12/1/2014[e]	331,537
	WellPoint, Inc.
140,000	2.300%, 7/15/2018[c]	139,659
	Zoetis, Inc.
87,000	1.875%, 2/1/2018[e]	85,463

	Total	6,973,661

Energy (0.7%)
	BP Capital Markets plc
270,000	1.846%, 5/5/2017	271,706
186,000	1.375%, 11/6/2017	182,392
122,000	4.500%, 10/1/2020	132,365
	Chevron Corporation
264,000	1.718%, 6/24/2018	262,852
	CNOOC, Ltd.
200,000	1.125%, 5/9/2016	198,861
	Concho Resources, Inc.
314,086	5.500%, 10/1/2022	316,049
	EQT Corporation
118,000	8.125%, 6/1/2019	143,451
	Hess Corporation
165,000	8.125%, 2/15/2019	209,984
	Linn Energy, LLC
314,086	6.250%, 11/1/2019[e]	295,241
	Lukoil International Finance BV
140,000	3.416%, 4/24/2018[e]	137,928
	Marathon Oil Corporation
186,000	0.900%, 11/1/2015	185,922
	Marathon Petroleum Corporation
130,000	3.500%, 3/1/2016	137,294
	MEG Energy Corporation
315,000	6.500%, 3/15/2021[e]	321,300
	Murphy Oil Corporation
91,000	2.500%, 12/1/2017	90,513
	Oasis Petroleum, Inc.
315,000	6.875%, 1/15/2023	333,112
	Petrobras Global Finance BV
224,000	2.000%, 5/20/2016	221,618
	Petroleos Mexicanos
99,000	3.500%, 7/18/2018[e]	100,732

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (28.5%)	Value

Energy (0.7%) - continued
	Pioneer Natural Resources Company
$65,000	5.875%, 7/15/2016	$72,571
	Range Resources Corporation
315,000	5.000%, 8/15/2022	318,150
	Sinopec Capital 2013, Ltd.
170,000	1.250%, 4/24/2016[e]	168,876
	Suncor Energy, Inc.
114,000	6.100%, 6/1/2018	133,997
	Transocean, Inc.
65,000	5.050%, 12/15/2016	71,244
180,000	6.000%, 3/15/2018	202,911
50,000	6.375%, 12/15/2021	56,420
	Valero Energy Corporation
75,000	9.375%, 3/15/2019	98,199
	Weatherford International, Ltd.
195,000	6.750%, 9/15/2040	207,779

	Total	4,871,467

Financials (3.7%)
	Aetna, Inc.
132,000	1.500%, 11/15/2017	128,874
	American Express Company
360,000	0.863%, 5/22/2018[f]	359,680
	American Express Credit Corporation
80,000	2.375%, 3/24/2017	82,493
	American International Group, Inc.
275,000	2.375%, 8/24/2015	278,511
271,000	3.800%, 3/22/2017	287,397
	American Tower Trust I
50,000	1.551%, 3/15/2018[e]	48,658
	ANZ National International, Ltd. of London
197,000	3.125%, 8/10/2015[e,h]	204,688
	Associated Banc Corporation
65,000	1.875%, 3/12/2014	65,109
	Bank Nederlandse Gemeenten NV
270,000	1.375%, 3/19/2018[e]	265,507
	Bank of America Corporation
275,000	7.750%, 8/15/2015	303,895
130,000	5.750%, 8/15/2016	142,383
270,000	5.750%, 12/1/2017	304,415
175,000	2.000%, 1/11/2018	171,195
457,000	1.343%, 3/22/2018[f]	455,985
130,000	5.650%, 5/1/2018	146,138
100,000	5.700%, 1/24/2022	112,314
	Bank of Montreal
132,000	1.300%, 7/15/2016	132,474
270,000	0.870%, 4/9/2018[f]	269,883
	Bank of Nova Scotia
270,000	0.673%, 3/15/2016[f]	269,865
100,000	0.950%, 3/15/2016	99,754
	BB&T Corporation
66,000	1.133%, 6/15/2018[f]	66,032
132,000	2.050%, 6/19/2018	131,384
	BBVA Banco Continental SA
150,000	2.250%, 7/29/2016[e]	146,250
	BBVA US Senior SAU
91,000	4.664%, 10/9/2015	93,934

Principal Amount	Long-Term Fixed Income (28.5%)	Value

Financials (3.7%) - continued
	Berkshire Hathaway Finance Corporation
$150,000	1.600%, 5/15/2017	$150,927
270,000	1.300%, 5/15/2018	263,586
	BNP Paribas SA
187,000	2.375%, 9/14/2017	188,561
	Capital One Financial Corporation
124,000	2.150%, 3/23/2015	126,124
180,000	0.723%, 3/22/2016[f]	179,489
47,000	6.150%, 9/1/2016	52,566
	Citigroup, Inc.
420,000	5.000%, 9/15/2014	436,564
198,000	1.226%, 7/25/2016[f]	198,581
290,000	6.000%, 8/15/2017	328,763
185,000	8.500%, 5/22/2019	236,027
94,000	4.050%, 7/30/2022	91,353
	CNA Financial Corporation
152,000	7.350%, 11/15/2019	186,432
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
270,000	0.753%, 3/18/2016[f]	271,057
133,000	3.950%, 11/9/2022	127,763
	Credit Agricole SA
125,000	1.625%, 4/15/2016[e]	124,571
	Credit Suisse AG
190,000	5.400%, 1/14/2020	207,751
	CyrusOne, LP
315,000	6.375%, 11/15/2022	330,750
	DDR Corporation
125,000	9.625%, 3/15/2016	149,496
	Discover Financial Services
211,000	6.450%, 6/12/2017	240,330
	DnB Boligkreditt AS
360,000	1.450%, 3/21/2018[e]	349,941
	Eksportfinans ASA
81,000	3.000%, 11/17/2014	80,838
120,000	5.500%, 5/25/2016[h]	124,200
	Fifth Third Bancorp
147,000	5.450%, 1/15/2017	162,527
	General Electric Capital Corporation
122,000	1.000%, 12/11/2015	121,946
155,000	0.471%, 1/8/2016[f]	154,224
85,000	1.145%, 5/9/2016[f]	85,742
62,000	1.600%, 11/20/2017	61,082
50,000	0.983%, 4/2/2018[f]	50,275
411,000	6.000%, 8/7/2019	479,007
270,000	1.273%, 3/15/2023[f]	271,227
149,000	6.750%, 3/15/2032	179,629
	Genworth Financial, Inc.
117,000	6.515%, 5/22/2018[h]	132,660
	Goldman Sachs Group, Inc.
195,000	3.700%, 8/1/2015	203,575
305,000	0.723%, 3/22/2016[f]	301,535
100,000	2.375%, 1/22/2018	98,802
270,000	1.465%, 4/30/2018[f]	270,007
134,000	7.500%, 2/15/2019	161,688
141,000	5.250%, 7/27/2021	152,104
	Hartford Financial Services Group, Inc.
191,000	4.000%, 10/15/2017	204,214
94,000	5.125%, 4/15/2022	103,558

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (28.5%)	Value

Financials (3.7%) - continued
	HCP, Inc.
$75,000	6.300%, 9/15/2016	$85,543
66,000	6.000%, 1/30/2017	74,511
55,000	6.700%, 1/30/2018	64,589
152,000	2.625%, 2/1/2020	143,762
	Health Care REIT, Inc.
155,000	4.700%, 9/15/2017	169,566
61,000	2.250%, 3/15/2018	60,230
	HSBC Bank plc
360,000	0.915%, 5/15/2018[e,f]	359,832
	HSBC Finance Corporation
100,000	6.676%, 1/15/2021	113,071
	HSBC USA, Inc.
122,000	1.625%, 1/16/2018	119,240
	Huntington Bancshares, Inc.
56,000	2.600%, 8/2/2018	56,023
	Icahn Enterprises, LP
314,086	8.000%, 1/15/2018	331,753
	ING Bank NV
124,000	3.750%, 3/7/2017[e]	130,109
	ING Capital Funding Trust III
100,000	3.874%, 12/29/2049[f,j]	97,000
	ING US, Inc.
134,000	2.900%, 2/15/2018[e]	133,654
	International Lease Finance Corporation
190,000	2.224%, 6/15/2016[f]	188,100
	J.P. Morgan Chase & Company
180,000	0.715%, 4/23/2015[f]	179,761
94,000	1.125%, 2/26/2016	93,457
229,000	3.450%, 3/1/2016	240,725
255,000	2.000%, 8/15/2017	255,676
195,000	1.166%, 1/25/2018[f]	195,355
80,000	1.800%, 1/25/2018	78,405
191,000	6.300%, 4/23/2019	224,630
50,000	3.200%, 1/25/2023	47,313
50,000	3.375%, 5/1/2023	46,412
189,000	7.900%, 4/29/2049[j]	210,263
	J.P. Morgan Chase Bank NA
178,000	0.602%, 6/13/2016[f]	174,959
	KeyBank NA
183,000	7.413%, 5/6/2015	201,884
	Liberty Mutual Group, Inc.
65,000	4.950%, 5/1/2022[e]	67,359
56,000	6.500%, 5/1/2042[e]	62,420
	Liberty Property, LP
129,000	5.500%, 12/15/2016	143,178
	Lloyds TSB Bank plc
112,000	6.500%, 9/14/2020[e]	121,447
	Merrill Lynch & Company, Inc.
100,000	6.400%, 8/28/2017	114,267
	Mizuho Corporate Bank, Ltd.
200,000	1.850%, 3/21/2018[e]	194,425
	Morgan Stanley
130,000	4.750%, 4/1/2014[h]	132,822
47,000	1.523%, 2/25/2016[f]	47,260
47,000	1.750%, 2/25/2016	46,947
221,000	4.750%, 3/22/2017	237,503
105,000	6.250%, 8/28/2017	118,729
180,000	1.546%, 4/25/2018[f]	178,783
264,000	5.500%, 1/26/2020	290,286
112,000	4.875%, 11/1/2022	112,254
110,000	4.100%, 5/22/2023	103,265

Principal Amount	Long-Term Fixed Income (28.5%)	Value

Financials (3.7%) - continued
	Murray Street Investment Trust I
$319,000	4.647%, 3/9/2017	$341,143
	Nederlandse Waterschapsbank NV
360,000	0.750%, 3/29/2016[e]	358,973
	Nomura Holdings, Inc.
270,000	1.722%, 9/13/2016[f]	271,229
240,000	2.000%, 9/13/2016	238,525
	Nordea Eiendomskreditt AS
270,000	2.125%, 9/22/2016[e]	276,858
	Prologis, LP
50,000	6.625%, 5/15/2018	58,272
150,000	7.375%, 10/30/2019	182,382
	Prudential Covered Trust
243,000	2.997%, 9/30/2015[e]	251,309
	Prudential Financial, Inc.
110,000	4.500%, 11/15/2020	118,745
92,000	5.625%, 6/15/2043	89,240
	Realty Income Corporation
62,000	2.000%, 1/31/2018	60,586
	Regions Bank
295,000	7.500%, 5/15/2018	348,445
	Reinsurance Group of America, Inc.
110,000	5.625%, 3/15/2017	120,634
62,000	5.000%, 6/1/2021	66,586
	Royal Bank of Canada
450,000	1.125%, 7/22/2016	448,700
198,000	2.200%, 7/27/2018	198,081
	Royal Bank of Scotland Group plc
167,000	5.050%, 1/8/2015	170,893
94,000	2.550%, 9/18/2015	95,954
47,000	6.125%, 12/15/2022	45,412
	Santander US Debt SAU
170,000	3.724%, 1/20/2015[e]	172,694
	Simon Property Group, Inc.
122,000	1.500%, 2/1/2018[e]	118,464
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	138,968
	SLM Corporation
75,000	3.875%, 9/10/2015	76,406
61,000	6.250%, 1/25/2016	64,965
	SpareBank 1 Boligkreditt AS
360,000	1.250%, 5/2/2018[e]	345,096
	Svensk Exportkredit AB
360,000	1.125%, 4/5/2018	351,206
	Svenska Handelsbanken AB
270,000	0.722%, 3/21/2016[f]	270,708
120,000	3.125%, 7/12/2016	126,197
40,000	1.625%, 3/21/2018	39,094
	Swedbank Hypotek AB
360,000	1.375%, 3/28/2018[e,h]	349,200
	Swiss RE Capital I, LP
125,000	6.854%, 5/29/2049[e,j]	130,937
	UBS AG London
360,000	0.750%, 3/24/2016[e]	356,683
	UBS AG/Stamford, Connecticut
124,000	5.875%, 12/20/2017	143,290
	Ventas Realty, LP
100,000	2.700%, 4/1/2020	94,895
	Wachovia Corporation
288,000	5.625%, 10/15/2016	323,611
270,000	0.543%, 6/15/2017[f]	266,624

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (28.5%)	Value

Financials (3.7%) - continued
	WellPoint, Inc.
$135,000	1.875%, 1/15/2018	$132,357
	Wells Fargo & Company
624,000	1.250%, 7/20/2016	623,899
166,000	2.100%, 5/8/2017	169,312
140,000	1.500%, 1/16/2018	136,794

	Total	26,426,425

Foreign Government (0.3%)
	Asian Development Bank
360,000	0.500%, 6/20/2016	358,128
	Denmark Government International Bond
360,000	0.375%, 4/25/2016[e]	356,832
	Export-Import Bank of Korea
122,000	1.250%, 11/20/2015	121,673
	International Finance Corporation
270,000	0.500%, 5/16/2016	268,582
	Kommunalbanken AS
360,000	0.353%, 3/18/2016[e,f]	359,819
	Kommuninvest i Sverige AB
360,000	0.500%, 6/15/2016[e]	356,774
	Province of Ontario
360,000	1.000%, 7/22/2016	360,470
	Sweden Government International Bond
360,000	0.375%, 3/29/2016[e]	357,732

	Total	2,540,010

Mortgage-Backed Securities (8.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
6,675,000	3.000%, 8/1/2028[c]	6,858,562
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,600,000	3.500%, 8/1/2043[c]	6,636,094
	Federal National Mortgage Association
1,890,121	2.093%, 1/1/2043[f]	1,911,673
3,413,824	2.074%, 3/1/2043[f]	3,448,127
2,744,421	1.755%, 7/1/2043[f]	2,742,465
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
6,250,000	2.500%, 8/1/2028[c]	6,245,118
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,786,250	4.000%, 8/1/2043[c]	3,934,742
6,600,000	3.000%, 9/1/2043[c]	6,386,532
13,025,000	3.500%, 9/1/2043[c]	13,097,248
8,613,750	4.000%, 9/1/2043[c]	8,924,653

	Total	60,185,214

Technology (0.4%)
	Apple, Inc.
360,000	0.523%, 5/3/2018[f]	359,663
50,000	2.400%, 5/3/2023	45,868
	Computer Sciences Corporation
98,000	2.500%, 9/15/2015	100,154

Principal Amount	Long-Term Fixed Income (28.5%)	Value

Technology (0.4%) - continued
	EMC Corporation
$196,000	1.875%, 6/1/2018	$195,224
	First Data Corporation
315,000	7.375%, 6/15/2019[e]	330,750
	Hewlett-Packard Company
130,000	2.125%, 9/13/2015	132,005
146,000	2.600%, 9/15/2017	147,757
100,000	3.750%, 12/1/2020	98,589
	Intel Corporation
122,000	4.000%, 12/15/2032	114,695
	Oracle Corporation
124,000	1.200%, 10/15/2017	121,296
402,000	0.848%, 1/15/2019[f]	404,147
	Samsung Electronics America, Inc.
94,000	1.750%, 4/10/2017[e]	93,066
	Tyco Electronics Group SA
231,000	6.550%, 10/1/2017	267,124
	Xerox Corporation
130,000	7.200%, 4/1/2016	148,136

	Total	2,558,474

Transportation (0.2%)
	American Airlines 2013-2 Class A Pass Through Trust
130,000	4.950%, 1/15/2023[e]	130,650
	Canadian Pacific Railway Company
65,000	7.125%, 10/15/2031	79,383
76,000	5.750%, 3/15/2033	82,026
	Continental Airlines, Inc.
145,000	4.150%, 4/11/2024	144,928
	CSX Corporation
126,000	6.250%, 4/1/2015	137,206
	Delta Air Lines, Inc.
196,000	6.750%, 5/23/2017	199,195
90,345	4.950%, 5/23/2019	96,669
31,821	4.750%, 5/7/2020	34,367
	ERAC USA Finance, LLC
124,000	1.400%, 4/15/2016[e]	123,362
66,000	2.800%, 11/1/2018[e]	66,029
	Kansas City Southern de Mexico SA de CV
100,000	2.350%, 5/15/2020[e]	96,331

	Total	1,190,146

U.S. Government and Agencies (2.7%)
	U.S. Treasury Bonds
550,000	4.375%, 5/15/2040	629,492
730,000	3.000%, 5/15/2042	647,989
431,000	2.875%, 5/15/2043	370,930
	U.S. Treasury Notes
1,530,000	0.375%, 2/15/2016	1,526,294
264,000	0.625%, 7/15/2016	264,227
2,500,000	1.000%, 5/31/2018	2,460,155
498,000	1.375%, 6/30/2018	498,117
1,200,000	1.375%, 1/31/2020	1,162,969
198,000	1.875%, 6/30/2020	196,469
2,610,000	1.625%, 8/15/2022	2,429,748
	U.S. Treasury Notes, TIPS
5,844,422	0.125%, 4/15/2018	6,033,004
3,531,987	0.125%, 1/15/2023	3,443,139

	Total	19,662,533

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (28.5%)	Value

U.S. Municipals (2.9%)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Revenue Bonds
$765,000	5.125%, 6/1/2024	$634,851
	Dallas/Fort Worth Texas International Airport Revenue Bonds
1,335,000	5.000%, 11/1/2038	1,272,375
	Los Angeles Department Of Water & Power Revenue Bonds
1,669,000	5.000%, 7/1/2043	1,723,426
	Massachusetts Bay Transportation Authority Revenue Bonds
993,000	5.000%, 7/1/2041	1,023,177
	Massachusetts Development Finance Agency Revenue Bonds
951,000	5.000%, 10/1/2048	941,604
	Massachusetts School Building Authority Sales Tax Revenue Bonds
1,335,000	5.000%, 5/15/2043	1,387,239
	Metropolitan Transportation Authority Transportation Revenue Bonds
1,335,000	5.000%, 11/15/2043	1,332,824
	Miami-Dade County Authority Toll System Revenue Bond (Florida Expressway)
567,000	5.000%, 7/1/2040	563,655
	New Jersey Transportation Trust Fund Authority Revenue Bonds
1,668,000	5.000%, 6/15/2042	1,686,948
	New Jersey Turnpike Authority Turnpike Revenue Bonds
535,000	5.000%, 1/1/2043	544,207
	New York City Transitional Finance Authority Revenue Bonds
1,246,000	5.000%, 5/1/2042	1,289,635
	New York City Water & Sewer System Finance Authority Revenue Bonds
1,335,000	5.000%, 6/15/2047	1,365,184
	New York State Dormitory Authority Personal Income Tax Revenue Bonds
801,000	5.000%, 3/15/2042	826,408
	North Texas Tollway Authority System Revenue Refunding Bonds
1,335,000	5.000%, 1/1/2042	1,320,956
	San Diego County Regional Airport Authority Airport Revenue Bonds
1,151,000	5.000%, 7/1/2038	1,119,002

Principal Amount	Long-Term Fixed Income (28.5%)	Value

U.S. Municipals (2.9%) - continued
	South Carolina State Public Service Authority Revenue Bonds
$1,335,000	5.000%, 12/1/2043	$1,338,685
	State Of California Various Purpose General Obligation Bonds
667,000	5.000%, 9/1/2036	683,101
334,000	5.000%, 4/1/2042	338,192
334,000	5.000%, 2/1/2043	338,532
	University of Massachusetts Building Authority Project Revenue Bonds
1,068,000	5.000%, 11/1/2039	1,103,853

	Total	20,833,854

Utilities (0.5%)
	AES Corporation
315,000	7.375%, 7/1/2021	355,950
	American Electric Power Company, Inc.
122,000	1.650%, 12/15/2017	119,317
	DCP Midstream Operating, LP
61,000	2.500%, 12/1/2017	60,427
	Duke Energy Corporation
168,000	2.100%, 6/15/2018	167,911
	Enel Finance International NV
137,000	3.875%, 10/7/2014[e]	140,562
84,000	6.250%, 9/15/2017[e]	92,125
	Energy Transfer Partners, LP
50,000	9.700%, 3/15/2019	64,980
195,000	4.650%, 6/1/2021	202,856
	Enterprise Products Operating, LLC
195,000	1.250%, 8/13/2015	196,212
	Exelon Corporation
140,000	4.900%, 6/15/2015	149,480
	Exelon Generation Company, LLC
150,000	5.200%, 10/1/2019	165,918
	Iberdrola Finance Ireland, Ltd.
80,000	3.800%, 9/11/2014[e]	82,122
	ITC Holdings Corporation
169,000	5.875%, 9/30/2016[e]	188,383
66,000	4.050%, 7/1/2023	66,410
	Kinder Morgan Energy Partners, LP
165,000	4.150%, 2/1/2024[c]	164,677
	MidAmerican Energy Holdings Company
130,000	6.500%, 9/15/2037	156,621
	NextEra Energy Capital Holdings, Inc.
195,000	1.200%, 6/1/2015	196,058
	NiSource Finance Corporation
168,000	6.800%, 1/15/2019	198,076
	Northeast Utilities
75,000	1.450%, 5/1/2018	72,840
	ONEOK Partners, LP
109,000	8.625%, 3/1/2019	138,374
	Pacific Gas & Electric Company
191,000	5.625%, 11/30/2017	221,042

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (28.5%)	Value

Utilities (0.5%) - continued
	PPL Capital Funding, Inc.
$230,000	1.900%, 6/1/2018	$226,428
55,000	3.500%, 12/1/2022	53,111
	Sempra Energy
191,000	6.150%, 6/15/2018	223,756
	Williams Partners, LP
65,000	7.250%, 2/1/2017	75,630

	Total	3,779,266

	Total Long-Term Fixed Income (cost $202,966,070)	204,115,049

Shares	Common Stock (11.9%)	Value

Consumer Discretionary (1.7%)
5,900	Abercrombie & Fitch Company	294,233
2,400	Amazon.com, Inc.[d]	722,928
1,275	AutoZone, Inc.[d]	571,939
8,410	CBS Corporation	444,384
800	Charter Communications, Inc.[d]	100,592
4,920	Cheesecake Factory, Inc.	208,805
25,700	Comcast Corporation	1,158,556
7,738	Delphi Automotive plc	415,685
500	DineEquity, Inc.	34,835
1,400	DISH Network Corporation	62,510
1,977	Finish Line, Inc.	44,008
5,914	Foot Locker, Inc.	213,673
2,170	GNC Holdings, Inc.	114,533
1,800	Harley-Davidson, Inc.	102,186
4,324	Hasbro, Inc.	198,904
8,800	Home Depot, Inc.	695,464
2,399	Ignite Restaurant Group, Inc.[d]	38,408
2,240	iShares Dow Jones US Home Construction Index Fund	49,907
10,508	Las Vegas Sands Corporation	583,930
3,751	LifeLock, Inc.[d]	42,649
17,910	Lowe’s Companies, Inc.	798,428
2,786	M/I Homes, Inc.[d]	59,230
5,100	Macy’s, Inc.	246,534
6,500	Marriott International, Inc.	270,205
2,300	Marriott Vacations Worldwide Corporation[d]	101,200
5,279	MDC Partners, Inc.	129,916
5,280	Meredith Corporation	250,906
700	Michael Kors Holdings, Ltd.[d]	47,138
13,160	News Corporation	394,668
4,900	Nexstar Broadcasting Group, Inc.	176,596
12,800	NIKE, Inc.	805,376
900	Omnicom Group, Inc.	57,843
2,810	Papa John’s International, Inc.[d]	187,877
800	Penn National Gaming, Inc.[d]	39,992
11,159	Pier 1 Imports, Inc.	262,236
12,400	Pulte Group, Inc.[d]	206,212
12,300	Sally Beauty Holdings, Inc.[d]	375,273
15,900	Smith & Wesson Holding Corporation[d]	188,256
1,989	Stage Stores, Inc.	49,645
3,500	Staples, Inc.	59,570
1,100	Sturm, Ruger & Company, Inc.	55,957
1,100	Target Corporation	78,375
1,200	Tempur-Pedic International, Inc.[d]	47,580
3,750	Time Warner Cable, Inc.	427,763
1,700	TJX Companies, Inc.	88,468

Shares	Common Stock (11.9%)	Value

Consumer Discretionary (1.7%) - continued
1,400	Toll Brothers, Inc.[d]	$46,018
1,200	Urban Outfitters, Inc.[d]	51,072
1,300	Valassis Communications, Inc.	37,219
1,900	Vera Bradley, Inc.[d]	46,056
5,000	Wyndham Worldwide Corporation	311,500

	Total	11,995,238

Consumer Staples (0.8%)
10,300	Altria Group, Inc.	361,118
752	Andersons, Inc.	44,609
3,578	Annie’s, Inc.[d]	147,807
4,050	British American Tobacco plc ADR	431,325
1,000	Brown-Forman Corporation	72,510
4,700	Campbell Soup Company	219,960
5,500	Colgate-Palmolive Company	329,285
15,230	CVS Caremark Corporation	936,493
305	Energizer Holdings, Inc.	31,049
3,302	Ingredion, Inc.	221,894
2,360	Kimberly-Clark Corporation	233,168
3,473	Kraft Foods Group, Inc.	196,502
8,700	Kroger Company	341,649
10,441	Mondelez International, Inc.	326,490
6,700	Nestle SA	453,474
2,653	Philip Morris International, Inc.	236,595
10,700	Procter & Gamble Company	859,210
3,200	Safeway, Inc.	82,528
3,100	Wal-Mart Stores, Inc.	241,614

	Total	5,767,280

Energy (1.0%)
7,719	Alpha Natural Resources, Inc.[d]	41,991
14,640	BP plc ADR	606,682
3,100	Chevron Corporation	390,259
400	Concho Resources, Inc.[d]	35,876
12,500	Consol Energy, Inc.	387,875
1,100	Delek US Holdings, Inc.	33,275
700	Ensco plc	40,138
4,093	EOG Resources, Inc.	595,491
5,530	EQT Corporation	478,345
10,200	Exxon Mobil Corporation	956,250
34,111	Marathon Oil Corporation	1,240,276
3,600	Marathon Petroleum Corporation	263,988
11,600	Nabors Industries, Ltd.	178,524
2,410	Oasis Petroleum, Inc.[d]	101,316
11,100	Patterson-UTI Energy, Inc.	219,447
11,510	Rex Energy Corporation[d]	220,877
1,650	Rosetta Resources, Inc.[d]	75,256
9,030	Schlumberger, Ltd.	734,410
1,600	Southwestern Energy Company[d]	62,064
49,000	Weatherford International, Ltd.[d]	684,040

	Total	7,346,380

Financials (3.0%)
6,310	ACE, Ltd.	576,608
1,666	Affiliated Managers Group, Inc.[d]	300,463
1,190	Allied World Assurance Company Holdings AG	112,634
4,730	Allstate Corporation	241,135
1,820	American Assets Trust, Inc.	58,968
3,600	American Capital, Ltd.[d]	49,176

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (11.9%)	Value

Financials (3.0%) - continued
8,200	American International Group, Inc.[d]	$373,182
1,400	Aspen Insurance Holdings, Ltd.	52,486
1,100	Axis Capital Holdings, Ltd.	47,916
91,130	Bank of America Corporation	1,330,498
6,300	Bank of New York Mellon Corporation	198,135
2,000	Banner Corporation	74,160
3,400	CBL & Associates Properties, Inc.	77,418
25,560	Citigroup, Inc.	1,332,698
1,211	CNA Financial Corporation	43,003
2,110	Colonial Properties Trust	51,083
2,300	Comerica, Inc.	97,842
7,630	DCT Industrial Trust, Inc.	57,301
2,900	Discover Financial Services	143,579
1,130	Extra Space Storage, Inc.	47,517
17,100	Fifth Third Bancorp	328,833
12,600	First Horizon National Corporation	155,358
3,000	First Industrial Realty Trust, Inc.	49,080
3,300	Franklin Street Properties Corporation	43,923
2,800	Fulton Financial Corporation	35,252
2,500	Goldman Sachs Group, Inc.	410,075
4,940	HCC Insurance Holdings, Inc.	219,978
1,700	Home Loan Servicing Solutions, Ltd.	42,551
3,539	Host Hotels & Resorts, Inc.	63,207
10,500	Huntington Bancshares, Inc.	89,775
12,050	Invesco, Ltd.	387,890
27,000	iShares Barclays 1-3 Year Credit Bond Fund	2,841,480
1,300	iShares Core S&P Small-Cap ETF	125,450
5,440	iShares Russell 2000 Index Fund	563,965
17,545	J.P. Morgan Chase & Company	977,783
1,673	Lazard, Ltd.	60,830
500	M&T Bank Corporation	58,430
700	MasterCard, Inc.	427,427
15,030	MetLife, Inc.	727,753
2,800	Montpelier Re Holdings, Inc.	75,628
16,400	Morgan Stanley	446,244
2,500	NASDAQ OMX Group, Inc.	81,000
1,100	Northern Trust Corporation	64,394
2,100	Pebblebrook Hotel Trust	55,965
2,800	Piedmont Office Realty Trust, Inc.	50,652
11,163	Popular, Inc.[d]	367,263
300	Portfolio Recovery Associates, Inc.[d]	44,793
980	ProAssurance Corporation	52,459
1,900	Progressive Corporation	49,419
1,300	Protective Life Corporation	56,329
4,500	Prudential Financial, Inc.	355,365
13,300	SLM Corporation	328,643
14,300	SPDR S&P 500 ETF Trust	2,411,838
870	SPDR S&P Biotech ETF	106,636
5,400	State Street Corporation	376,218
1,309	Stewart Information Services Corporation	40,487
9,700	SunTrust Banks, Inc.	337,463
5,950	SVB Financial Group[d]	518,959
593	Taubman Centers, Inc.	43,419
4,900	TCF Financial Corporation	74,676
6,166	Terreno Realty Corporation	113,084
2,379	Tower Group International, Ltd.	52,029

Shares	Common Stock (11.9%)	Value

Financials (3.0%) - continued
3,300	Visa, Inc.	$584,133
3,646	W.R. Berkley Corporation	154,481
23,300	Wells Fargo & Company	1,013,550
13,530	Zions Bancorporation	401,029

	Total	21,130,998

Health Care (1.6%)
1,400	Abbott Laboratories	51,282
5,460	Akorn, Inc.[d]	77,477
4,690	Align Technology, Inc.[d]	201,858
4,700	Allscripts Healthcare Solutions, Inc.[d]	74,307
1,100	AmerisourceBergen Corporation	64,097
3,500	Amgen, Inc.	379,015
5,160	Baxter International, Inc.	376,886
700	Biogen Idec, Inc.[d]	152,691
5,600	Bristol-Myers Squibb Company	242,144
392	C.R. Bard, Inc.	44,923
2,900	Celgene Corporation[d]	425,894
4,700	Community Health Systems, Inc.	216,482
15,000	Covidien plc	924,450
3,890	Eli Lilly and Company	206,598
1,400	Emeritus Corporation[d]	32,466
5,111	ExamWorks Group, Inc.[d]	124,095
13,000	Express Scripts Holding Company[d]	852,150
26,800	Gilead Sciences, Inc.[d]	1,646,860
7,900	HCA Holdings, Inc.	308,100
1,818	HeartWare International, Inc.[d]	168,020
800	Illumina, Inc.[d]	63,856
875	Mallinckrodt, LLC[d]	40,154
1,600	Medicines Company[d]	49,440
22,940	Merck & Company, Inc.	1,105,020
2,940	Neurocrine Biosciences, Inc.[d]	41,131
3,983	NuVasive, Inc.[d]	90,892
1,900	PAREXEL International Corporation[d]	93,955
8,984	PDL BioPharma, Inc.	72,950
1,500	Pfizer, Inc.	43,845
5,400	ResMed, Inc.	257,310
12,740	Sanofi ADR	655,855
4,000	Seattle Genetics, Inc.[d]	162,080
6,300	Shire Pharmaceuticals Group plc ADR	688,905
5,442	Spectrum Pharmaceuticals, Inc.	45,930
1,900	Thoratec Corporation[d]	62,301
1,200	United Therapeutics Corporation[d]	89,808
9,740	UnitedHealth Group, Inc.	709,559
800	Vertex Pharmaceuticals, Inc.[d]	63,840
400	Waters Corporation[d]	40,376
3,809	Zimmer Holdings, Inc.	317,975

	Total	11,264,977

Industrials (1.3%)
5,720	Actuant Corporation	201,973
2,940	Acuity Brands, Inc.	254,310
4,400	ADT Corporation[d]	176,352
1,700	AGCO Corporation	95,625
1,822	Briggs & Stratton Corporation	36,895
13,578	CSX Corporation	336,870
2,400	Deluxe Corporation	98,424
5,570	DigitalGlobe, Inc.[d]	180,468
6,471	EMCOR Group, Inc.	267,123
900	EnerSys, Inc.	47,628

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (11.9%)	Value

Industrials (1.3%) - continued
800	Flowserve Corporation	$45,344
2,300	Foster Wheeler AGd	49,312
4,410	GATX Corporation	199,244
13,054	General Electric Company	318,126
6,440	HNI Corporation	245,428
13,439	Honeywell International, Inc.	1,115,168
900	Huntington Ingalls Industries, Inc.	55,962
9,800	Ingersoll-Rand plc	598,290
20,000	Jacobs Engineering Group, Inc.[d]	1,184,000
5,700	JetBlue Airways Corporation[d]	37,278
5,000	KBR, Inc.	156,400
3,570	Landstar System, Inc.	192,994
1,100	Lockheed Martin Corporation	132,132
2,293	Manitowoc Company, Inc.	47,075
5,080	Manpower, Inc.	339,700
1,200	Matson, Inc.	33,984
6,504	Oshkosh Corporation[d]	291,509
477	Parker Hannifin Corporation	49,265
3,870	Pentair, Ltd.	236,380
2,100	Pitney Bowes, Inc.	34,671
2,900	Quanta Services, Inc.[d]	77,749
4,500	Republic Airways Holdings, Inc.[d]	61,785
4,800	Southwest Airlines Company	66,384
1,850	Tennant Company	95,460
4,400	Union Pacific Corporation	697,796
1,125	United Stationers, Inc.	46,564
6,877	United Technologies Corporation	726,005
3,600	Wabash National Corporation[d]	38,628
4,830	Woodward, Inc.	197,644

	Total	9,065,945

Information Technology (1.9%)
19,400	Activision Blizzard, Inc.	348,812
700	Alliance Data Systems Corporation[d]	138,446
3,267	Apple, Inc.	1,478,318
5,832	Applied Materials, Inc.	95,120
31,550	Atmel Corporation[d]	249,245
1,400	Autodesk, Inc.[d]	49,546
31,000	Brocade Communications Systems, Inc.[d]	206,460
35,870	Cisco Systems, Inc.	916,478
10,900	Citrix Systems, Inc.[d]	785,018
6,800	Computer Sciences Corporation	324,088
6,377	CoreLogic, Inc.[d]	177,918
1,132	DST Systems, Inc.	79,274
3,291	E2open, Inc.[d]	65,425
875	eBay, Inc.[d]	45,229
20,300	Facebook, Inc.[d]	747,649
1,100	FLIR Systems, Inc.	35,717
1,322	Google, Inc.[d]	1,173,407
2,310	Guidewire Software, Inc.[d]	101,086
5,460	Informatica Corporation[d]	208,408
11,600	Intel Corporation	270,280
2,700	InterDigital, Inc.	107,271
230	Itron, Inc.[d]	9,918
900	j2 Global, Inc.	41,193
2,804	Juniper Networks, Inc.[d]	60,763
1,268	Lexmark International, Inc.	47,537
10,860	Microsoft Corporation	345,674
21,220	NetApp, Inc.	872,566
7,152	NVIDIA Corporation	103,203
4,624	Plantronics, Inc.	214,970

Shares	Common Stock (11.9%)	Value

Information Technology (1.9%) - continued
12,300	QUALCOMM, Inc.	$793,965
3,400	Rovi Corporation[d]	76,602
3,700	SunPower Corporation[d]	102,305
24,980	Symantec Corporation	666,466
14,510	Teradyne, Inc.[d]	239,270
21,440	Texas Instruments, Inc.	840,448
5,471	TriQuint Semiconductor, Inc.[d]	43,713
1,600	Ubiquiti Networks, Inc.	33,632
2,228	Unisys Corporation[d]	57,794
17,140	Vishay Intertechnology, Inc.[d]	246,645
11,500	VMware, Inc.[d]	945,185
10	Workday, Inc.[d]	683
9,846	Xilinx, Inc.	459,710
2,500	Yahoo!, Inc.[d]	70,225

	Total	13,875,662

Materials (0.2%)
3,080	Buckeye Technologies, Inc.	114,638
7,030	Celanese Corporation	337,862
900	CF Industries Holdings, Inc.	176,409
6,070	Dow Chemical Company	212,693
2,030	Eagle Materials, Inc.	136,984
4,510	H.B. Fuller Company	181,076
743	Innophos Holdings, Inc.	37,031
4,510	Nucor Corporation	210,978
1,700	Owens-Illinois, Inc.[d]	50,575
1,448	Silgan Holdings, Inc.	69,852
2,781	Southern Copper Corporation	72,501
5,015	Steel Dynamics, Inc.	78,033
5,800	Teck Resources, Ltd.	135,894

	Total	1,814,526

Telecommunications Services (0.1%)
12,600	AT&T, Inc.	444,402
7,463	Verizon Communications, Inc.	369,269

	Total	813,671

Utilities (0.3%)
1,400	Calpine Corporation[d]	28,014
2,900	CMS Energy Corporation	81,171
14,170	NiSource, Inc.	435,302
13,180	PG&E Corporation	604,830
7,910	PNM Resources, Inc.	185,727
1,400	Public Service Enterprise Group, Inc.	47,306
4,800	Southern Company	215,232
3,732	Southwest Gas Corporation	185,257
7,500	Wisconsin Energy Corporation	326,100

	Total	2,108,939

	Total Common Stock (cost $68,379,398)	85,183,616

Shares	Collateral Held for Securities Loaned (0.2%)	Value

1,628,831	Thrivent Cash Management Trust	1,628,831

	Total Collateral Held for Securities Loaned (cost $1,628,831)	1,628,831

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (13.4%)	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.075%, 8/16/2013[k]	$4,999,844
41,400,000	0.160%, 8/21/2013[k]	41,398,505
10,000,000	0.045%, 9/13/2013[k]	9,999,462
1,800,000	0.093%, 11/22/2013[k,l]	1,799,475
	Federal Home Loan Mortgage Corporation Discount Notes
3,850,000	0.060%, 8/26/2013[k,l]	3,849,840
	Federal National Mortgage Association Discount Notes
23,000,000	0.060%, 8/21/2013[k]	22,999,233
5,000,000	0.066%, 10/9/2013[k]	4,999,367
2,200,000	0.100%, 12/4/2013[k,l]	2,199,236
	U.S. Treasury Bills
3,900,000	0.062%, 12/26/2013[k,m]	3,899,010

	Total Short-Term Investments (at amortized cost)	96,143,972

	Total Investments (cost $710,344,288) 107.6%	$769,727,630

	Other Assets and Liabilities, Net (7.6%)	(54,459,939)

	Total Net Assets 100.0%	$715,267,691

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2013, the value of these investments was $23,055,798 or 3.2% of total net assets.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2013.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Conservative Allocation Fund owned as of July 31, 2013.

Security	Acquisition Date	Cost

Edlinc Student Loan Funding Trust	2/28/2013	$331,205
FNA Trust	4/29/2013	414,239

h	All or a portion of the security is on loan.
i	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At July 31, 2013, $3,698,906 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	At July 31, 2013, $499,873 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

     Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$62,399,771
Gross unrealized depreciation	(3,016,429)

Net unrealized appreciation (depreciation)	$59,383,342

Cost for federal income tax purposes	$710,344,288

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,504,070	–	2,504,070	–
Capital Goods	1,481,526	–	1,481,526	–
Communications Services	11,968,754	–	11,968,754	–
Consumer Cyclical	3,951,589	–	3,951,589	–
Consumer Non-Cyclical	4,901,717	–	4,901,717	–
Energy	1,923,649	–	1,923,649	–
Financials	1,157,564	–	1,157,564	–
Technology	1,986,015	–	1,986,015	–
Transportation	1,235,767	–	1,235,767	–
Utilities	1,514,458	–	1,514,458	–
Mutual Funds
Equity Mutual Funds	154,100,207	154,100,207	–	–
Fixed Income Mutual Funds	195,930,846	195,930,846	–	–
Long-Term Fixed Income
Asset-Backed Securities	12,877,481	–	12,142,527	734,954
Basic Materials	3,323,612	–	3,323,612	–
Capital Goods	1,793,508	–	1,793,508	–
Collateralized Mortgage Obligations	11,759,754	–	11,759,754	–
Commercial Mortgage-Backed Securities	14,663,290	–	14,663,290	–
Communications Services	5,451,260	–	5,451,260	–
Consumer Cyclical	5,225,094	–	5,225,094	–
Consumer Non-Cyclical	6,973,661	–	6,973,661	–
Energy	4,871,467	–	4,871,467	–
Financials	26,426,425	–	26,426,425	–
Foreign Government	2,540,010	–	2,540,010	–
Mortgage-Backed Securities	60,185,214	–	60,185,214	–
Technology	2,558,474	–	2,558,474	–
Transportation	1,190,146	–	1,190,146	–
U.S. Government and Agencies	19,662,533	–	19,662,533	–
U.S. Municipals	20,833,854	–	20,833,854	–
Utilities	3,779,266	–	3,779,266	–
Common Stock
Consumer Discretionary	11,995,238	11,995,238	–	–
Consumer Staples	5,767,280	5,313,806	453,474	–
Energy	7,346,380	7,346,380	–	–
Financials	21,130,998	21,130,998	–	–
Health Care	11,264,977	11,264,977	–	–
Industrials	9,065,945	9,065,945	–	–
Information Technology	13,875,662	13,875,662	–	–
Materials	1,814,526	1,814,526	–	–
Telecommunications Services	813,671	813,671	–	–
Utilities	2,108,939	2,108,939	–	–
Collateral Held for Securities Loaned	1,628,831	1,628,831	–	–
Short-Term Investments	96,143,972	–	96,143,972	–
Total	$769,727,630	$436,390,026	$332,602,650	$734,954

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,390,932	885,885	505,047	–
Credit Default Swaps	346,580	–	346,580	–
Total Asset Derivatives	$1,737,512	$885,885	$851,627	$–

Liability Derivatives
Futures Contracts	2,514,090	2,514,090	–	–
Total Liability Derivatives	$2,514,090	$2,514,090	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(80)	September 2013	($17,631,006)	($17,625,000)	$6,006
5-Yr. U.S. Treasury Bond Futures	(75)	September 2013	(9,235,904)	(9,102,539)	133,365
30-Yr. U.S. Treasury Bond Futures	185	September 2013	26,316,814	24,801,562	(1,515,252)
Eurex EURO STOXX 50 Futures	662	September 2013	23,766,878	24,271,925	505,047
Mini MSCI EAFE Index Futures	73	September 2013	5,963,685	6,290,045	326,360
Russell 2000 Index Mini-Futures	(52)	September 2013	(5,023,559)	(5,423,080)	(399,521)
S&P 400 Index Mini-Futures	(75)	September 2013	(8,621,933)	(9,221,250)	(599,317)
S&P 500 Index Futures	36	September 2013	14,704,346	15,124,500	420,154
Total Futures Contracts					($1,123,158)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 20, 5 Year, at	Sell	6/20/2018	$1,479,000	$85,489	$85,489
5.00%; Bank of America Securities
CDX HY, Series 20, 5 Year, at	Sell	6/20/2018	4,517,000	261,091	261,091
5.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps				$346,580	$346,580

1	As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
Natural Resources	$10,774,267	$98,908	$–	1,208,229	$11,490,259	$98,908
Partner Small Cap Value	10,519,404	421,807	6,000,000	359,189	7,327,461	243,215
Small Cap Stock	2,700,338	–	–	167,827	3,322,977	–
Partner Mid Cap Value	14,034,157	458,574	–	1,127,070	17,694,994	158,466
Mid Cap Stock	7,087,492	31,478	–	428,044	8,851,955	31,478
Partner Worldwide Allocation	38,618,651	933,130	–	4,497,042	43,081,660	933,130
Large Cap Growth	14,211,821	93,591	1,000,000	2,262,092	16,038,230	93,591
Large Cap Value	35,218,971	739,718	4,000,000	2,184,223	40,124,181	739,718
Large Cap Stock	711,277	49,630	–	32,064	854,837	11,326
Equity Income Plus	4,580,526	91,184	–	485,709	5,313,653	91,184
High Yield	24,865,728	1,188,106	1,036,149	4,993,126	25,165,355	1,188,516
Income	77,051,939	2,039,372	10,193,987	7,341,717	66,002,037	2,040,348
Government Bond	12,284,114	550,953	414,460	1,154,747	11,489,730	92,803
Limited Maturity Bond	111,436,908	1,056,757	18,224,122	7,467,872	93,273,724	1,056,969
Cash Management Trust- Collateral Investment	2,059,172	7,176,105	7,606,446	1,628,831	1,628,831	3,519
Cash Management Trust- Short Term Investment	65,969,481	146,671,824	212,641,305	–	–	62,496
Total Value and Income Earned	432,124,246				351,659,884	6,845,667

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Partner Emerging Markets Equity Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (95.0%)	Value

Bermuda (0.7%)
182,000	Pacific Basin Shipping, Ltd.	$98,257

	Total	98,257

Brazil (4.9%)
7,404	Autometal SA	57,574
8,800	BR Properties SA	73,020
17,000	Cia Paranaense de Energia	211,182
22,900	Embraer SA	193,631
18,500	Even Construtora e Incorporadora SA	68,848
79,711	MMX Mineracao e Metalicos SAa	57,651
7,868	Sul America SA	47,594

	Total	709,500

Chile (2.0%)
128,826	Aguas Andinas SA	90,255
7,270	Cia Cervecerias Unidas SA	197,671

	Total	287,926

China (8.4%)
30,000	Anhui Conch Cement Company, Ltd.	88,653
309,000	China Construction Bank Corporation	230,391
79,500	China Shenhua Energy Company, Ltd.	229,468
214,000	Dongfeng Motor Group Company, Ltd.	286,789
228,000	PetroChina Company, Ltd.	266,331
148,000	Yanzhou Coal Mining Company, Ltd.	101,502

	Total	1,203,134

Colombia (2.4%)
23,346	Bancolombia SA	330,214
367	Bancolombia SA ADR	21,084

	Total	351,298

Czech Republic (2.5%)
1,834	Komercni Banka AS	356,415

	Total	356,415

Hong Kong (6.7%)
28,000	China Merchants Holdings International Company, Ltd.	87,432
61,000	China Mobile, Ltd.	648,915
151,000	Sinotruk Hong Kong, Ltd.	74,709
48,000	Weichai Power Company, Ltd.	158,866

	Total	969,922

India (4.5%)
7,649	Infosys, Ltd. ADR	380,002
9,272	Reliance Industries, Ltd.[b]	265,176

	Total	645,178

Indonesia (4.8%)
166,000	AKR Corporindo Tbk PT	69,705
6,793	Bank Rakyat Indonesia Persero Tbk PT	107,533
74,000	Indo Tambangraya Megah Tbk PT	174,062
143,500	United Tractors Tbk PT	234,559

Shares	Common Stock (95.0%)	Value

Indonesia (4.8%) - continued
11,850	Vale Indonesia Tbk PT ADR	$102,040

	Total	687,899

Luxembourg (2.3%)
14,629	Ternium SA ADR	327,251

	Total	327,251

Malaysia (2.1%)
68,000	Genting Berhad	205,858
29,183	Malayan Banking Berhad	92,252

	Total	298,110

Mexico (3.7%)
503,500	America Movil SAB de CV	528,620
3,200	Grupo Bimbo SAB de CV	10,768

	Total	539,388

Panama (0.8%)
809	Copa Holdings SA	112,589

	Total	112,589

Poland (5.3%)
6,716	Bank Handlowy w Warszawie SA	202,270
7,103	Bank Pekao SA	364,601
8,597	Grupa Lotos SAa	88,666
47,485	Telekomunikacja Polska SA	112,911

	Total	768,448

Russia (5.3%)
20,225	Gazprom OAO	157,148
24,698	Novolipetsk Steel OJSC	358,075
21,092	Sberbank of Russia	242,130

	Total	757,353

South Africa (8.0%)
10,015	AngloGold Ashanti, Ltd.	131,898
18,355	Barclay’s Africa Group, Ltd.[a]	265,171
21,015	Impala Platinum Holdings, Ltd.	206,414
16,377	MTN Group, Ltd.	306,604
20,607	PPC, Ltd.	60,575
18,380	Reunert, Ltd.	124,806
20,197	Sappi, Ltd.[a]	53,897

	Total	1,149,365

South Korea (19.8%)
1,168	Hyundai Department Store Company, Ltd.	167,791
1,923	Hyundai Heavy Industries Company, Ltd.	358,960
1,235	Hyundai Mobis	301,060
2,487	Hyundai Motor Company	514,247
4,900	Kangwon Land, Inc.	124,723
993	LG Chem, Ltd.	249,060
4,662	POSCO ADR	334,172
2,620	Samsung Heavy Industries Company, Ltd.	93,060
15,216	Shinhan Financial Group Company, Ltd.	554,656
780	Shinsegae Company, Ltd.	151,777

	Total	2,849,506

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Partner Emerging Markets Equity Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (95.0%)	Value

Taiwan (5.4%)
45,000	Advanced Semiconductor Engineering, Inc.	$36,894
50,000	Chipbond Technology Corporation	110,137
336,000	Compal Electronics, Inc.	232,770
50,000	Novatek Microelectronics Corporation[a]	221,001
21,000	Taiwan Fertilizer Company, Ltd.	51,300
11,000	TPK Holding Company, Ltd.	129,108

	Total	781,210

Thailand (3.8%)
38,400	Kasikornbank pcl	223,823
168,800	Thai Oil pcl	328,730

	Total	552,553

United Kingdom (0.4%)
3,175	Hikma Pharmaceuticals plc	53,649

	Total	53,649

United States (1.2%)
4,618	iShares MSCI Emerging Markets Index Fund	179,963

	Total	179,963

	Total Common Stock (cost $14,784,738)	13,678,914

Shares	Preferred Stock (2.1%)	Value

Brazil (2.1%)
24,900	Vale SA	308,119

	Total	308,119

	Total Preferred Stock (cost $423,291)	308,119

Shares or Principal Amount	Short-Term Investments (2.3%)	Value

327,539	Thrivent Cash Management Trust 0.070%	327,539

	Total Short-Term Investments (at amortized cost)	327,539

	Total Investments (cost $15,535,568) 99.4%	$14,314,572

	Other Assets and Liabilities, Net 0.6%	89,949

	Total Net Assets 100.0%	$14,404,521

a	Non-income producing security.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2013, the value of these investments was $265,176 or 1.8% of total net assets.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$421,539
Gross unrealized depreciation	(1,642,535)

Net unrealized appreciation (depreciation)	($1,220,996)

Cost for federal income tax purposes	$15,535,568

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Partner Emerging Markets Equity Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Partner Emerging Markets Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	2,037,533	–	2,037,533	–
Consumer Staples	208,439	197,671	10,768	–
Energy	1,611,083	157,148	1,453,935	–
Financials	3,291,117	308,580	2,982,537	–
Health Care	53,649	–	53,649	–
Industrials	1,680,478	112,589	1,567,889	–
Information Technology	877,142	380,002	497,140	–
Materials	2,020,986	895,361	1,125,625	–
Telecommunications Services	1,597,050	–	1,597,050	–
Utilities	301,437	–	301,437	–
Preferred Stock	308,119	–	308,119	–
Materials
Short-Term Investments	327,539	327,539	–	–

Total	$14,314,572	$2,378,890	$11,935,682	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Foreign Currency Forward Contracts	21	–	21	–

Total Liability Derivatives	$21	$–	$21	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Brazilian Real	SSB	20,132	8/2/2013	$8,820	$8,825	($5)
Mexican Peso	SSB	34,230	8/2/2013	2,664	2,680	(16)
Total Sales				$11,484	$11,505	($21)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($21)

Counterparty
SSB	-	State Street Bank

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
Cash Management Trust- Short Term Investment	$124,811	$4,673,047	$4,470,319	327,539	$327,539	$201
Total Value and Income Earned	124,811				327,539	201

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Partner Small Cap Growth Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (95.8%)	Value

Consumer Discretionary (17.5%)
6,170	Aeropostale, Inc.[a]	$93,352
19,210	American Axle & Manufacturing Holdings, Inc.[a]	373,634
21,890	American Public Education, Inc.[a]	864,874
55,490	ANN, Inc.[a]	1,880,556
15,430	Arctic Cat, Inc.	849,267
7,510	Asbury Automotive Group, Inc.[a]	366,788
7,230	Big 5 Sporting Goods Corporation	146,552
30,880	Brunswick Corporation	1,165,720
2,320	Buffalo Wild Wings, Inc.[a]	240,306
17,330	Chuy’s Holdings, Inc.[a]	611,576
9,740	Cracker Barrel Old Country Store, Inc.	953,546
2,140	Dorman Products, Inc.	100,751
10,790	E.W. Scripps Company[a]	179,222
46,680	Fifth & Pacific Companies, Inc.[a]	1,111,918
24,400	Five Below, Inc.[a,b]	948,184
37,300	Francesca’s Holdings Corporation[a,b]	927,278
34,970	HomeAway, Inc.[a,b]	1,052,947
32,330	Imax Corporation[a,b]	814,069
7,150	ITT Educational Services, Inc.[a,b]	187,544
10,550	Krispy Kreme Doughnuts, Inc.[a]	221,761
4,340	Lithia Motors, Inc.	283,142
16,980	Meritage Homes Corporation[a]	768,515
4,620	Movado Group, Inc.	168,538
7,530	Multimedia Games Holding Company, Inc.[a]	263,475
12,680	Nexstar Broadcasting Group, Inc.	456,987
5,200	Oxford Industries, Inc.	351,884
45,660	Pier 1 Imports, Inc.	1,073,010
4,900	Red Robin Gourmet Burgers, Inc.[a]	278,712
79,690	SHFL Entertainment, Inc.[a]	1,812,947
23,500	Shutterfly, Inc.[a]	1,259,365
29,490	Sotheby’s Holdings, Inc.	1,327,050
28,210	Taylor Morrison Home Corporation[a]	683,528
31,540	Tenneco, Inc.[a]	1,524,328
46,640	Texas Roadhouse, Inc.	1,139,882
17,690	Vail Resorts, Inc.	1,184,876
12,260	Vitamin Shoppe, Inc.[a]	588,848
31,500	Zumiez, Inc.[a,b]	868,455

	Total	27,123,387

Consumer Staples (4.9%)
50,040	B&G Foods, Inc.	1,743,394
2,440	Boston Beer Company, Inc.[a,b]	436,711
15,430	Hain Celestial Group, Inc.[a]	1,125,773
299,620	Rite Aid Corporation[a]	898,860
23,240	Susser Holdings Corporation[a]	1,201,973
3,580	TreeHouse Foods, Inc.[a]	254,144
32,970	United Natural Foods, Inc.[a]	1,932,042

	Total	7,592,897

Energy (3.7%)
7,640	Bonanza Creek Energy, Inc.[a]	311,254
14,920	Diamondback Energy, Inc.[a]	569,646
9,870	Dril-Quip, Inc.[a]	897,282
25,920	Energy XXI, Ltd.	695,952
8,090	EPL Oil & Gas, Inc.[a]	260,174
126,530	Kodiak Oil & Gas Corporation[a]	1,228,606
2,600	PDC Energy, Inc.[a]	143,390
32,940	Rex Energy Corporation[a]	632,118

Shares	Common Stock (95.8%)	Value

Energy (3.7%) - continued
22,200	Rosetta Resources, Inc.[a]	$1,012,542

	Total	5,750,964

Financials (6.8%)
25,720	Bank of the Ozarks, Inc.	1,228,902
10,640	Campus Crest Communities, Inc.	120,764
35,440	Corporate Office Properties Trust	903,011
107,890	Education Realty Trust, Inc.	1,017,403
12,800	eHealth, Inc.[a]	393,472
7,490	Hanmi Financial Corporation[a]	127,330
101,910	Hersha Hospitality Trust	598,212
15,760	Home Loan Servicing Solutions, Ltd.	394,473
7,940	Infinity Property & Casualty Corporation	516,179
15,030	OFG Bancorp	277,604
8,510	Portfolio Recovery Associates, Inc.[a]	1,270,628
2,010	Sovran Self Storage, Inc.	138,891
7,760	Stewart Information Services Corporation	240,017
3,900	Sun Communities, Inc.	188,838
296,170	Synovus Financial Corporation	986,246
47,790	Tower Group International, Ltd.	1,045,167
14,020	Umpqua Holdings Corporation	236,097
62,530	WisdomTree Investments, Inc.[a]	809,763

	Total	10,492,997

Health Care (18.1%)
41,770	Acadia Healthcare Company, Inc.[a]	1,540,060
84,330	ACADIA Pharmaceuticals, Inc.[a,b]	1,661,301
16,810	Aegerion Pharmaceuticals, Inc.[a,b]	1,539,628
3,570	Agios Pharmaceuticals, Inc.[a]	104,101
38,980	Air Methods Corporation[b]	1,309,338
77,000	Akorn, Inc.[a]	1,092,630
32,180	Align Technology, Inc.[a]	1,385,027
6,650	Analogic Corporation	474,743
11,340	ArthroCare Corporation[a]	411,188
26,280	Auxilium Pharmaceuticals, Inc.[a]	482,501
13,470	BioScrip, Inc.[a]	218,888
42,650	Bruker Corporation[a]	764,288
26,400	CardioNet, Inc.[a]	199,584
29,250	Cepheid, Inc.[a]	1,019,948
21,900	Cubist Pharmaceuticals, Inc.[a]	1,365,027
19,980	Cyberonics, Inc.[a]	1,038,760
3,370	Cynosure, Inc.[a]	95,978
4,910	Emeritus Corporation[a]	113,863
7,010	Enanta Pharmaceuticals, Inc.[a]	128,563
4,620	Endologix, Inc.[a]	72,211
31,700	Health Management Associates, Inc.[a]	427,316
33,740	Molina Healthcare, Inc.[a]	1,252,429
66,770	Neurocrine Biosciences, Inc.[a]	934,112
92,520	NPS Pharmaceuticals, Inc.[a]	1,666,285
3,920	PAREXEL International Corporation[a]	193,844
13,050	Pharmacyclics, Inc.[a]	1,417,622
12,770	Questcor Pharmaceuticals, Inc.[b]	853,291
9,200	Receptos, Inc.[a]	182,988
16,560	Santarus, Inc.[a]	402,739
14,550	Sarepta Therapeutics, Inc.[a,b]	538,641
11,260	Synageva BioPharma Corporation[a]	541,606

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Partner Small Cap Growth Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (95.8%)	Value

Health Care (18.1%) - continued
25,930	Team Health Holdings, Inc.[a]	$1,042,905
11,510	Teleflex, Inc.	914,239
37,190	Viropharma, Inc.[a]	1,276,361
17,300	West Pharmaceutical Services, Inc.	1,276,048

	Total	27,938,053

Industrials (16.0%)
28,400	Avis Budget Group, Inc.[a]	898,576
24,150	Belden, Inc.	1,415,431
48,200	CAI International, Inc.[a]	1,011,718
10,310	Chart Industries, Inc.[a]	1,172,247
20,390	Clean Harbors, Inc.[a]	1,150,812
4,260	Copa Holdings SA	592,864
5,000	EnPro Industries, Inc.[a]	284,150
21,720	Generac Holdings, Inc.	941,562
2,690	Genesee & Wyoming, Inc.[a]	241,185
23,050	Heico Corporation	1,309,240
40,530	Hexcel Corporation[a]	1,427,061
16,970	Huron Consulting Group, Inc.[a]	864,452
1,590	Hyster-Yale Materials Handling, Inc.	103,366
37,260	MasTec, Inc.[a]	1,229,580
5,050	Middleby Corporation[a]	903,647
24,170	Old Dominion Freight Line, Inc.[a]	1,055,746
53,470	On Assignment, Inc.[a]	1,632,439
7,820	Primoris Services Corporation	162,656
18,010	Proto Labs, Inc.[a,b]	1,218,737
4,330	Roadrunner Transportation Systems, Inc.[a]	130,896
29,290	Saia, Inc.[a]	876,943
44,410	Thermon Group Holdings, Inc.[a]	888,644
3,040	Trex Company, Inc.[a]	143,914
20,330	TrueBlue, Inc.[a]	542,811
71,340	US Airways Group, Inc.[a,b]	1,380,429
43,450	USG Corporation[a,b]	1,091,898
4,580	WageWorks, Inc.[a]	154,667
16,340	Watts Water Technologies, Inc.	854,255
26,830	Woodward, Inc.	1,097,883

	Total	24,777,809

Information Technology (24.1%)
7,730	Ambarella, Inc.[a,b]	128,318
4,100	ANSYS, Inc.[a]	327,344
49,280	Aspen Technology, Inc.[a]	1,603,571
34,690	Bottomline Technologies, Inc.[a]	1,008,438
4,210	CalAmp Corporation[a]	64,624
4,610	Callidus Software, Inc.[a]	30,749
9,290	Canadian Solar, Inc.[a,b]	137,399
57,400	Cardtronics, Inc.[a]	1,691,004
39,350	Cavium, Inc.[a]	1,438,636
67,980	Ciena Corporation[a]	1,499,639
21,120	Cognex Corporation	1,121,683
4,390	Coherent, Inc.	248,825
15,130	CommVault Systems, Inc.[a]	1,277,426
31,260	Cornerstone OnDemand, Inc.[a]	1,376,690
8,000	Diodes, Inc.[a]	219,280
18,590	Electronics for Imaging, Inc.[a]	558,258
33,030	Ellie Mae, Inc.[a]	777,857
76,380	Fairchild Semiconductor International, Inc.[a]	963,916
640	Fleetmatics Group plc[a]	24,102
34,620	Guidewire Software, Inc.[a]	1,514,971
7,240	Heartland Payment Systems, Inc.[b]	270,124

Shares	Common Stock (95.8%)	Value

Information Technology (24.1%) - continued
4,280	Immersion Corporation[a]	$61,375
6,450	Imperva, Inc.[a]	326,499
31,140	Infoblox, Inc.[a]	1,018,278
2,890	Interactive Intelligence Group[a]	164,152
9,270	IPG Photonics Corporation[b]	564,543
26,510	Ixia[a]	368,489
5,090	Manhattan Associates, Inc.[a]	449,651
40,040	MAXIMUS, Inc.	1,505,904
6,410	Methode Electronics, Inc.	121,085
1,320	Model N, Inc.[a]	31,126
58,040	Monolithic Power Systems, Inc.	1,519,487
8,320	Monotype Imaging Holdings, Inc.	204,090
7,530	NETGEAR, Inc.[a]	224,469
21,030	OSI Systems, Inc.[a]	1,480,302
3,620	QIWI plc	103,894
50,640	QLIK Technologies, Inc.[a]	1,586,045
2,980	Radware, Inc.[a]	40,826
169,160	RF Micro Devices, Inc.[a]	877,940
44,370	Semtech Corporation[a]	1,342,193
2,410	SPS Commerce, Inc.[a]	155,517
6,480	SunPower Corporation[a,b]	179,172
20,980	Synaptics, Inc.[a]	839,200
48,830	Synchronoss Technologies, Inc.[a]	1,684,147
67,580	Take-Two Interactive Software, Inc.[a]	1,184,677
8,130	Tyler Technologies, Inc.[a]	606,661
10,120	Ultimate Software Group, Inc.[a]	1,369,236
7,130	Web.com Group, Inc.[a]	185,237
14,770	WEX, Inc.[a]	1,284,104
20,480	Yelp, Inc.[a,b]	856,064
8,380	Zillow, Inc.[a,b]	619,114

	Total	37,236,331

Materials (4.1%)
109,900	Boise, Inc.	1,000,090
39,060	Chemtura Corporation[a]	873,382
60,340	Commercial Metals Company	934,667
14,160	Kaiser Aluminum Corporation	923,940
14,050	KapStone Paper and Packaging Corporation	618,902
42,560	Louisiana-Pacific Corporation[a]	692,026
44,680	PolyOne Corporation	1,291,699
1,540	Rentech Nitrogen Partners, LP	49,218

	Total	6,383,924

Utilities (0.6%)
4,180	Artesian Resources Corporation	98,397
15,190	SemGroup Corporation	857,324

	Total	955,721

	Total Common Stock (cost $115,311,674)	148,252,083

Shares	Collateral Held for Securities Loaned (10.6%)	Value

16,457,973	Thrivent Cash Management Trust	16,457,973

	Total Collateral Held for Securities Loaned (cost $16,457,973)	16,457,973

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Partner Small Cap Growth Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares or Principal Amount	Short-Term Investments (3.0%)	Value

4,547,149	Thrivent Cash Management Trust 0.070%	$4,547,149

	Total Short-Term Investments (at amortized cost)	4,547,149

	Total Investments (cost $136,316,796) 109.4%	$169,257,205

	Other Assets and Liabilities, Net (9.4%)	(14,516,399)

	Total Net Assets 100.0%	$154,740,806

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$34,299,660
Gross unrealized depreciation	(1,359,251)

Net unrealized appreciation (depreciation)	$32,940,409

Cost for federal income tax purposes	$136,316,796

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Partner Small Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	27,123,387	27,123,387	–	–
Consumer Staples	7,592,897	7,592,897	–	–
Energy	5,750,964	5,750,964	–	–
Financials	10,492,997	10,492,997	–	–
Health Care	27,938,053	27,938,053	–	–
Industrials	24,777,809	24,777,809	–	–
Information Technology	37,236,331	37,236,331	–	–
Materials	6,383,924	6,383,924	–	–
Utilities	955,721	955,721	–	–
Collateral Held for Securities Loaned	16,457,973	16,457,973	–	–
Short-Term Investments	4,547,149	4,547,149	–	–
Total	$169,257,205	$169,257,205	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
Cash Management Trust- Collateral Investment	$14,689,588	$63,714,581	$61,946,196	16,457,973	$16,457,973	$117,557
Cash Management Trust- Short Term Investment	3,459,124	39,615,187	38,527,162	4,547,149	4,547,149	2,505
Total Value and Income Earned	18,148,712				21,005,122	120,062

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Partner Small Cap Value Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (98.1%)	Value

Consumer Discretionary (15.6%)
163,500	Aaron’s, Inc.	$4,685,910
23,100	Ascent Capital Group, Inc.[a]	1,795,101
43,700	CSS Industries, Inc.	1,163,731
72,000	Dorman Products, Inc.	3,389,760
79,400	Drew Industries, Inc.	3,241,902
49,400	Ethan Allen Interiors, Inc.[b]	1,500,278
106,000	Fifth & Pacific Companies, Inc.[a]	2,524,920
57,500	Fred’s, Inc.	989,000
77,000	Haverty Furniture Companies, Inc.	2,002,000
34,300	Hooker Furniture Corporation	576,583
51,400	M/I Homes, Inc.[a]	1,092,764
78,000	MarineMax, Inc.[a]	907,140
46,200	Matthews International Corporation	1,787,016
60,300	Men’s Wearhouse, Inc.	2,407,779
80,000	Meritage Homes Corporation[a]	3,620,800
136,800	Modine Manufacturing Company[a]	1,504,800
146,100	Orient-Express Hotels, Ltd.[a]	1,827,711
12,800	Red Robin Gourmet Burgers, Inc.[a]	728,064
120,800	Shiloh Industries, Inc.	1,548,656
32,800	Stanley Furniture Company, Inc.[a]	113,160
133,200	Stein Mart, Inc.	1,860,804
22,100	Steven Madden, Ltd.[a]	1,136,382

	Total	40,404,261

Consumer Staples (0.6%)
203,500	Alliance One International, Inc.[a]	775,335
29,800	Nash Finch Company	698,810
10,000	Spartan Stores, Inc.	196,700

	Total	1,670,845

Energy (3.8%)
34,000	C&J Energy Services, Inc.[a,b]	657,900
6,200	CARBO Ceramics, Inc.[b]	544,732
77,200	Cloud Peak Energy, Inc.[a]	1,237,516
72,300	Gulf Island Fabrication, Inc.	1,787,979
175,900	Hercules Offshore, Inc.[a]	1,213,710
32,300	PDC Energy, Inc.[a]	1,781,345
68,500	Swift Energy Company[a,b]	872,690
196,800	Teekay Tankers, Ltd.[b]	554,976
102,600	Tetra Technologies, Inc.[a]	1,038,312

	Total	9,689,160

Financials (24.5%)
156,000	Ares Capital Corporation	2,775,240
27,000	Assured Guaranty, Ltd.	584,280
122,800	CBL & Associates Properties, Inc.	2,796,156
136,500	Cedar Realty Trust, Inc.	756,210
313,800	CoBiz Financial, Inc.	3,150,552
57,200	Columbia Banking System, Inc.	1,428,856
41,800	Compass Diversified Holdings	736,934
107,700	Cousins Properties, Inc.	1,103,925
132,513	East West Bancorp, Inc.	4,085,376
40,800	Employers Holdings, Inc.	1,072,632
98,900	First Potomac Realty Trust	1,342,073
73,400	Glacier Bancorp, Inc.	1,786,556
74,000	Golub Capital BDC, Inc.	1,345,320
49,500	Hatteras Financial Corporation	994,455
150,500	Hercules Technology Growth Capital, Inc.	2,097,970
141,500	Home Bancshares, Inc.	3,865,780

Shares	Common Stock (98.1%)	Value

Financials (24.5%) - continued
19,500	iShares Russell 2000 Value Index Fund	$1,774,110
49,800	JMP Group, Inc.	353,580
41,000	Kilroy Realty Corporation	2,145,940
281,300	Kite Realty Group Trust	1,623,101
68,500	LaSalle Hotel Properties	1,845,390
3,400	Markel Corporation[a]	1,802,000
125,300	Meadowbrook Insurance Group, Inc.	951,027
62,900	National Interstate Corporation	1,714,025
15,100	Piper Jaffray Companies[a]	506,605
13,800	Potlatch Corporation	607,614
106,500	ProAssurance Corporation	5,700,945
7,200	PS Business Parks, Inc.	527,544
82,400	Radian Group, Inc.[b]	1,157,720
161,800	Redwood Trust, Inc.	2,740,892
105,600	Safeguard Scientifics, Inc.[a]	1,578,720
93,200	Sandy Spring Bancorp, Inc.	2,277,808
3,710	Stifel Financial Corporation[a]	139,681
42,900	SVB Financial Group[a]	3,741,738
51,600	Wintrust Financial Corporation	2,110,956

	Total	63,221,711

Health Care (4.0%)
11,200	Analogic Corporation	799,568
5,500	Atrion Corporation	1,326,325
29,900	National Healthcare Corporation	1,436,097
74,200	Triple-S Management Corporation[a]	1,614,592
80,900	Vanguard Health Systems, Inc.[a]	1,691,619
48,500	West Pharmaceutical Services, Inc.	3,577,360

	Total	10,445,561

Industrials (26.2%)
95,000	A.O. Smith Corporation	3,925,400
77,000	Aegion Corporation[a]	1,757,140
68,000	Alaska Air Group, Inc.[a]	4,159,560
31,200	Applied Industrial Technologies, Inc.	1,627,392
27,400	Astec Industries, Inc.	959,000
110,800	Beacon Roofing Supply, Inc.[a]	4,519,532
46,400	Belden, Inc.	2,719,504
29,500	Circor International, Inc.	1,549,340
72,300	Comfort Systems USA, Inc.	1,117,035
68,700	Dolan Company[a]	174,498
42,500	Franklin Electric Company, Inc.	1,583,550
18,700	FTI Consulting, Inc.[a]	696,762
50,400	G & K Services, Inc.	2,661,624
49,800	Genesee & Wyoming, Inc.[a]	4,465,068
88,400	Gibraltar Industries, Inc.[a]	1,361,360
83,700	Greenbrier Companies, Inc.[a]	1,914,219
33,600	Hub Group, Inc.[a]	1,285,200
41,800	IDEX Corporation	2,493,370
39,000	Kaman Corporation	1,476,540
112,900	Kforce, Inc.	1,883,172
59,400	Kirby Corporation[a]	5,016,924
105,600	Kratos Defense & Security Solutions, Inc.[a,b]	711,744
20,100	Landstar System, Inc.	1,086,606
92,700	McGrath Rentcorp	3,174,048
32,800	Mine Safety Appliances Company	1,742,664
97,900	Navigant Consulting, Inc.[a]	1,313,818
34,400	Nordson Corporation	2,482,304

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Partner Small Cap Value Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (98.1%)	Value

Industrials (26.2%) - continued
57,700	Pike Electric Corporation	$704,517
11,500	RBC Bearings, Inc.[a]	630,890
35,700	Sun Hydraulics Corporation[b]	1,122,765
23,800	Universal Forest Products, Inc.	981,750
65,600	Universal Truckload Services, Inc.[a]	1,808,592
73,300	Vitran Corporation, Inc.[a]	359,170
45,800	Waste Connections, Inc.	1,981,308
53,200	Woodward, Inc.	2,176,944

	Total	67,623,310

Information Technology (9.4%)
60,000	Accelrys, Inc.[a]	523,800
63,400	Advanced Energy Industries, Inc.[a]	1,373,244
37,500	ATMI, Inc.[a]	931,875
84,100	Brooks Automation, Inc.	825,862
50,500	Cabot Microelectronics Corporation[a]	1,867,490
22,100	Cognex Corporation	1,173,731
52,700	Cohu, Inc.	621,860
101,700	Electro Rent Corporation	1,818,396
92,200	Electro Scientific Industries, Inc.	1,046,470
129,900	Intevac, Inc.[a]	827,463
13,800	Littelfuse, Inc.	1,103,862
72,800	Methode Electronics, Inc.	1,375,192
53,200	Monotype Imaging Holdings, Inc.	1,304,996
33,000	Newport Corporation[a]	483,450
86,500	Progress Software Corporation[a]	2,213,535
146,200	ShoreTel, Inc.[a]	568,718
256,700	Sonus Networks, Inc.[a]	877,914
53,200	Synnex Corporation[a]	2,634,464
61,800	Teradyne, Inc.[a]	1,019,082
52,300	Xyratex, Ltd.	563,794
63,700	Zygo Corporation[a]	998,179

	Total	24,153,377

Materials (8.6%)
32,600	AMCOL International Corporation	1,143,608
56,400	AptarGroup, Inc.	3,293,196
21,200	Carpenter Technology Corporation	1,108,336
64,600	Clearwater Paper Corporation[a]	3,160,232
46,000	Franco-Nevada Corporation	1,958,952
19,200	Haynes International, Inc.	923,520
79,800	Innospec, Inc.	3,425,016
38,800	Minerals Technologies, Inc.	1,784,800
96,800	Myers Industries, Inc.	1,884,696
28,100	Schnitzer Steel Industries, Inc.	721,046
14,300	Texas Industries, Inc.[a,b]	888,602
167,400	Wausau Paper Corporation	1,906,686

	Total	22,198,690

Telecommunications Services (0.3%)
79,000	Premiere Global Services, Inc.[a]	869,000

	Total	869,000

Utilities (5.1%)
24,800	Black Hills Corporation	1,315,640
79,800	Cleco Corporation	3,871,098
53,900	El Paso Electric Company	2,035,803
43,700	NorthWestern Corporation	1,844,140
47,400	PNM Resources, Inc.	1,112,952
53,000	Southwest Gas Corporation	2,630,920

Shares	Common Stock (98.1%)	Value

Utilities (5.1%) - continued
6,500	UNS Energy Corporation	$330,525

	Total	13,141,078

	Total Common Stock (cost $151,239,122)	253,416,993

Shares	Preferred Stock (0.2%)	Value

Health Care (0.2%)
34,446	National Healthcare Corporation, Convertible[c]	515,656

	Total	515,656

	Total Preferred Stock (cost $464,753)	515,656

Shares	Collateral Held for Securities Loaned (2.4%)	Value

6,152,862	Thrivent Cash Management Trust	6,152,862

	Total Collateral Held for Securities Loaned (cost $6,152,862)	6,152,862

Shares or Principal Amount	Short-Term Investments (1.7%)	Value

4,447,421	Thrivent Cash Management Trust 0.070%	4,447,421

	Total Short-Term Investments (at amortized cost)	4,447,421

	Total Investments (cost $162,304,158) 102.4%	$264,532,932

	Other Assets and Liabilities, Net (2.4%)	(6,172,678)

	Total Net Assets 100.0%	$258,360,254

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$108,209,400
Gross unrealized depreciation	(5,980,626)

Net unrealized appreciation (depreciation)	$102,228,774

Cost for federal income tax purposes	$162,304,158

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Partner Small Cap Value Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Partner Small Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	40,404,261	40,404,261	–	–
Consumer Staples	1,670,845	1,670,845	–	–
Energy	9,689,160	9,689,160	–	–
Financials	63,221,711	63,221,711	–	–
Health Care	10,445,561	10,445,561	–	–
Industrials	67,623,310	67,623,310	–	–
Information Technology	24,153,377	24,153,377	–	–
Materials	22,198,690	20,239,738	1,958,952	–
Telecommunications Services	869,000	869,000	–	–
Utilities	13,141,078	13,141,078	–	–
Preferred Stock
Health Care	515,656	515,656	–	–
Collateral Held for Securities Loaned	6,152,862	6,152,862	–	–
Short-Term Investments	4,447,421	4,447,421	–	–
Total	$264,532,932	$262,573,980	$1,958,952	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
Cash Management Trust- Collateral Investment	$4,654,850	$48,557,216	$47,059,204	6,152,862	$6,152,862	$44,847
Cash Management Trust- Short Term Investment	3,272,308	18,301,485	17,126,372	4,447,421	4,447,421	3,191
Total Value and Income Earned	7,927,158				10,600,283	48,038

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Small Cap Stock Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (91.1%)	Value

Consumer Discretionary (14.3%)
90,000	Cheesecake Factory, Inc.	$3,819,600
207,907	Foot Locker, Inc.	7,511,680
70,580	GNC Holdings, Inc.	3,725,212
75,775	Ignite Restaurant Group, Inc.[a]	1,213,158
167,225	MDC Partners, Inc.	4,115,407
158,500	Meredith Corporation[b]	7,531,920
163,340	Nexstar Broadcasting Group, Inc.	5,886,774
86,550	Papa John’s International, Inc.[a]	5,786,733
269,080	Pier 1 Imports, Inc.	6,323,380

	Total	45,913,864

Consumer Staples (3.7%)
78,192	Annie’s, Inc.[a,b]	3,230,112
131,092	Ingredion, Inc.	8,809,382

	Total	12,039,494

Energy (4.6%)
78,350	Oasis Petroleum, Inc.[a]	3,293,834
197,100	Patterson-UTI Energy, Inc.	3,896,667
272,350	Rex Energy Corporation[a]	5,226,396
53,970	Rosetta Resources, Inc.[a]	2,461,572

	Total	14,878,469

Financials (22.5%)
47,932	Affiliated Managers Group, Inc.[a]	8,644,536
45,200	Allied World Assurance Company Holdings AG	4,278,180
74,800	American Assets Trust, Inc.	2,423,520
110,300	Aspen Insurance Holdings, Ltd.	4,135,147
68,620	Colonial Properties Trust	1,661,290
376,300	DCT Industrial Trust, Inc.	2,826,013
36,560	Extra Space Storage, Inc.	1,537,348
97,600	HCC Insurance Holdings, Inc.	4,346,128
30,500	iShares Russell 2000 Index Fund	3,161,935
86,400	Pebblebrook Hotel Trust	2,302,560
261,409	Popular, Inc.[a]	8,600,356
67,000	ProAssurance Corporation	3,586,510
27,580	SPDR S&P Biotech ETF	3,380,481
97,400	SVB Financial Group[a]	8,495,228
21,294	Taubman Centers, Inc.	1,559,147
150,490	Terreno Realty Corporation	2,759,986
140,000	Tower Group International, Ltd.	3,061,800
192,437	Zions Bancorporation	5,703,833

	Total	72,463,998

Health Care (6.5%)
178,200	Akorn, Inc.[a]	2,528,658
142,330	Align Technology, Inc.[a]	6,125,883
138,972	ExamWorks Group, Inc.[a,b]	3,374,240
49,954	HeartWare International, Inc.[a,b]	4,616,749
98,500	Neurocrine Biosciences, Inc.[a]	1,378,015
122,723	NuVasive, Inc.[a]	2,800,539

	Total	20,824,084

Industrials (19.0%)
188,050	Actuant Corporation	6,640,046
93,800	Acuity Brands, Inc.	8,113,700
179,200	DigitalGlobe, Inc.[a]	5,806,080
241,711	EMCOR Group, Inc.	9,977,830
162,200	GATX Corporation	7,328,196
132,100	HNI Corporation	5,034,331
115,800	Landstar System, Inc.	6,260,148
66,000	Manpower, Inc.	4,413,420
61,750	Tennant Company	3,186,300

Shares	Common Stock (91.1%)	Value

Industrials (19.0%) - continued
104,200	Woodward, Inc.	$4,263,864

	Total	61,023,915

Information Technology (11.4%)
405,100	Atmel Corporation[a]	3,200,290
105,334	E2open, Inc.[a,b]	2,094,040
75,800	Guidewire Software, Inc.[a]	3,317,008
150,320	Informatica Corporation[a]	5,737,714
5,843	Itron, Inc.[a]	251,950
182,736	Plantronics, Inc.	8,495,397
416,519	Teradyne, Inc.[a]	6,868,398
464,300	Vishay Intertechnology, Inc.[a,b]	6,681,277

	Total	36,646,074

Materials (4.7%)
78,300	Buckeye Technologies, Inc.	2,914,326
44,400	Eagle Materials, Inc.	2,996,112
143,080	H.B. Fuller Company	5,744,662
87,500	Materials Select Sector SPDR Fund	3,542,000

	Total	15,197,100

Utilities (4.4%)
263,900	PNM Resources, Inc.	6,196,372
161,491	Southwest Gas Corporation	8,016,413

	Total	14,212,785

	Total Common Stock (cost $231,605,785)	293,199,783

Shares	Collateral Held for Securities Loaned (3.7%)	Value

12,042,383	Thrivent Cash Management Trust	12,042,383

	Total Collateral Held for Securities Loaned (cost $12,042,383)	12,042,383

Shares or Principal Amount	Short-Term Investments (8.9%)	Value

	Federal National Mortgage Association Discount Notes
1,500,000	0.100%, 12/4/2013[c,d]	1,499,479
	Thrivent Cash Management Trust
27,318,555	0.070%	27,318,555

	Total Short-Term Investments (at amortized cost)	28,818,034

	Total Investments (cost $272,466,202) 103.7%	$334,060,200

	Other Assets and Liabilities, Net (3.7%)	(12,064,429)

	Total Net Assets 100.0%	$321,995,771

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At July 31, 2013, $1,499,479 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Small Cap Stock Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Definitions:
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$64,104,666
Gross unrealized depreciation	(2,510,668)

Net unrealized appreciation (depreciation)	$61,593,998

Cost for federal income tax purposes	$272,466,202

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	45,913,864	45,913,864	–	–
Consumer Staples	12,039,494	12,039,494	–	–
Energy	14,878,469	14,878,469	–	–
Financials	72,463,998	72,463,998	–	–
Health Care	20,824,084	20,824,084	–	–
Industrials	61,023,915	61,023,915	–	–
Information Technology	36,646,074	36,646,074	–	–
Materials	15,197,100	15,197,100	–	–
Utilities	14,212,785	14,212,785	–	–
Collateral Held for Securities Loaned	12,042,383	12,042,383	–	–
Short-Term Investments	28,818,034	27,318,555	1,499,479	–
Total	$334,060,200	$332,560,721	$1,499,479	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,119,045	2,119,045	–	–
Total Asset Derivatives	$2,119,045	$2,119,045	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	276	September 2013	$26,664,995	$28,784,040	$2,119,045
Total Futures Contracts					$2,119,045

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
Cash Management Trust- Collateral Investment	$18,604,753	$118,065,070	$124,627,440	12,042,383	$12,042,383	$114,267
Cash Management Trust- Short Term Investment	29,007,394	59,086,706	60,775,545	27,318,555	27,318,555	24,683
Total Value and Income Earned	47,612,147				39,360,938	138,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Mid Cap Growth Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (96.1%)	Value

Consumer Discretionary (18.4%)
82,300	Abercrombie & Fitch Company	$4,104,301
34,100	Darden Restaurants, Inc.	1,672,605
126,050	Discovery Communications, Inc.[a]	10,048,706
199,400	Dollar Tree, Inc.[a]	10,697,810
102,085	GNC Holdings, Inc.	5,388,046
37,100	HomeAway, Inc.[a,b]	1,117,081
126,300	L Brands, Inc.	7,043,751
89,900	Marriott International, Inc.	3,737,143
32,200	O’Reilly Automotive, Inc.[a]	4,033,372
47,600	PetSmart, Inc.	3,485,272
39,900	Ross Stores, Inc.	2,692,053
167,300	Toll Brothers, Inc.[a]	5,499,151
63,800	Tractor Supply Company	7,728,094
47,900	Under Armour, Inc.[a,b]	3,215,527
8,000	VF Corporation	1,576,000
24,400	Wynn Resorts, Ltd.	3,248,372

	Total	75,287,284

Consumer Staples (4.7%)
22,100	Clorox Company	1,899,274
67,000	Hain Celestial Group, Inc.[a,b]	4,888,320
81,700	Monster Beverage Corporation[a]	4,982,883
131,798	Whole Foods Market, Inc.	7,325,333

	Total	19,095,810

Energy (7.7%)
537,700	Alpha Natural Resources, Inc.[a,b]	2,925,088
61,400	Cameron International Corporation[a]	3,641,020
62,500	Concho Resources, Inc.[a]	5,605,625
130,500	Peabody Energy Corporation	2,161,080
37,100	Range Resources Corporation	2,934,610
69,700	SM Energy Company	4,790,481
102,800	Southwestern Energy Company[a]	3,987,612
386,800	Weatherford International, Ltd.[a]	5,399,728

	Total	31,445,244

Financials (8.0%)
65,120	Affiliated Managers Group, Inc.[a]	11,744,392
68,000	Ameriprise Financial, Inc.	6,052,000
69,500	Discover Financial Services	3,440,945
138,700	First Republic Bank	5,990,453
57,100	T. Rowe Price Group, Inc.	4,296,204
41,800	Zions Bancorporation	1,238,952

	Total	32,762,946

Health Care (11.1%)
28,700	Actavis, Inc.[a]	3,853,549
65,827	AmerisourceBergen Corporation	3,835,739
87,300	BioMarin Pharmaceutical, Inc.[a]	5,643,945
52,952	Catamaran Corporation[a]	2,795,866
46,400	CIGNA Corporation	3,611,312
89,400	Hologic, Inc.[a]	2,029,380
29,200	Mettler-Toledo International, Inc.[a]	6,441,520
41,900	Onyx Pharmaceuticals, Inc.[a]	5,501,470
56,300	Perrigo Company	7,003,157
138,000	Thoratec Corporation[a]	4,525,020

	Total	45,240,958

Industrials (19.6%)
180,277	AMETEK, Inc.	8,343,220
75,500	B/E Aerospace, Inc.[a]	5,263,105

Shares	Common Stock (96.1%)	Value

Industrials (19.6%) - continued
118,700	Expeditors International of Washington, Inc.	$4,785,984
53,665	Flowserve Corporation	3,041,732
110,600	Fortune Brands Home and Security, Inc.	4,568,886
47,500	GATX Corporation	2,146,050
60,500	Graco, Inc.	4,221,690
28,600	Jacobs Engineering Group, Inc.[a]	1,693,120
109,200	JB Hunt Transport Services, Inc.	8,182,356
64,700	Kansas City Southern	6,971,425
71,200	Pentair, Ltd.	4,348,896
136,000	Quanta Services, Inc.[a]	3,646,160
110,500	Robert Half International, Inc.	4,115,020
55,000	Roper Industries, Inc.	6,927,800
69,000	Stericycle, Inc.[a]	7,999,860
70,300	United Rentals, Inc.[a,b]	4,029,596

	Total	80,284,900

Information Technology (20.9%)
144,879	Agilent Technologies, Inc.	6,480,438
94,200	ANSYS, Inc.[a]	7,520,928
407,180	Atmel Corporation[a]	3,216,722
140,986	Autodesk, Inc.[a]	4,989,494
153,000	Ciena Corporation[a]	3,375,180
42,400	Euronet Worldwide, Inc.[a]	1,560,744
76,600	F5 Networks, Inc.[a]	6,722,416
149,500	Juniper Networks, Inc.[a]	3,239,665
114,700	Lam Research Corporation[a]	5,645,534
11,600	LinkedIn Corporation[a]	2,363,964
31,500	Mercadolibre, Inc.[b]	3,699,045
158,119	Microchip Technology, Inc.[b]	6,283,649
44,700	Nice Systems, Ltd. ADR	1,730,337
205,219	Nuance Communications, Inc.[a]	3,849,908
550,000	NVIDIA Corporation	7,936,500
190,900	NXP Semiconductors NVa	6,232,885
42,600	Red Hat, Inc.[a]	2,205,402
102,100	Skyworks Solutions, Inc.[a]	2,452,442
106,700	Synopsys, Inc.[a]	3,952,168
107,629	VeriFone Systems, Inc.[a]	2,052,485

	Total	85,509,906

Materials (4.6%)
55,500	Airgas, Inc.	5,728,155
37,300	Albemarle Corporation	2,312,973
71,500	Celanese Corporation	3,436,290
55,600	FMC Corporation	3,678,496
64,200	Newmont Mining Corporation	1,926,000
69,800	Silver Wheaton Corporation	1,603,306

	Total	18,685,220

Telecommunications Services (1.1%)
25,300	SBA Communications Corporation[a]	1,874,477
93,900	TW Telecom, Inc.[a]	2,796,342

	Total	4,670,819

	Total Common Stock (cost $285,140,798)	392,983,087

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Mid Cap Growth Fund

Schedule of Investments as of July 31, 2013

(unaudited)

	Collateral Held for Securities
Shares	Loaned (5.2%)	Value

21,502,363	Thrivent Cash Management Trust	$21,502,363

	Total Collateral Held for Securities Loaned (cost $21,502,363)	21,502,363

Shares or Principal Amount	Short-Term Investments (4.1%)	Value

16,655,981	Thrivent Cash Management Trust 0.070%	16,655,981

	Total Short-Term Investments (at amortized cost)	16,655,981

	Total Investments (cost $323,299,142) 105.4%	$431,141,431

	Other Assets and Liabilities, Net (5.4%)	(22,139,919)

	Total Net Assets 100.0%	$409,001,512

a	Non-income producing security.
b	All or a portion of the security is on loan.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$118,284,506
Gross unrealized depreciation	(10,442,217)

Net unrealized appreciation (depreciation)	$107,842,289

Cost for federal income tax purposes	$323,299,142

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Mid Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	75,287,284	75,287,284	–	–
Consumer Staples	19,095,810	19,095,810	–	–
Energy	31,445,244	31,445,244	–	–
Financials	32,762,946	32,762,946	–	–
Health Care	45,240,958	45,240,958	–	–
Industrials	80,284,900	80,284,900	–	–
Information Technology	85,509,906	85,509,906	–	–
Materials	18,685,220	18,685,220	–	–
Telecommunications Services	4,670,819	4,670,819	–	–
Collateral Held for Securities Loaned	21,502,363	21,502,363	–	–
Short-Term Investments	16,655,981	16,655,981	–	–

Total	$431,141,431	$431,141,431	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
Cash Management Trust- Collateral Investment	$12,303,975	$100,705,812	$91,507,424	21,502,363	$21,502,363	$12,044
Cash Management Trust- Short Term Investment	19,928,389	56,575,069	59,847,477	16,655,981	16,655,981	12,582
Total Value and Income Earned	32,232,364				38,158,344	24,626

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Partner Mid Cap Value Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (98.5%)	Value

Consumer Discretionary (11.4%)
1,264	AutoZone, Inc.[a]	$567,005
28,837	Delphi Automotive plc	1,549,124
20,271	Expedia, Inc.	955,372
78,432	Liberty Interactive Corporation[a]	1,918,447
13,191	Liberty Media Corporation[a]	1,895,942
22,232	Macy’s, Inc.	1,074,695
90,311	MGM Resorts International[a]	1,472,972
10,759	PVH Corporation	1,417,929
13,124	Scripps Networks Interactive	928,786
26,200	Starwood Hotels & Resorts Worldwide, Inc.	1,733,130
49,105	Toll Brothers, Inc.[a]	1,614,081
13,324	TRW Automotive Holdings Corporation[a]	976,782
10,455	Whirlpool Corporation	1,400,343

	Total	17,504,608

Consumer Staples (3.5%)
24,218	Constellation Brands, Inc.[a]	1,261,516
9,999	Hain Celestial Group, Inc.[a]	729,527
17,752	Ingredion, Inc.	1,192,934
19,838	Monster Beverage Corporation[a]	1,209,920
33,590	Tyson Foods, Inc.	927,756

	Total	5,321,653

Energy (8.5%)
17,931	Cameron International Corporation[a]	1,063,308
100,763	Chesapeake Energy Corporation	2,347,778
18,572	Cimarex Energy Company	1,419,458
12,262	Concho Resources, Inc.[a]	1,099,779
10,986	Oil States International, Inc.[a]	1,068,169
13,568	Pioneer Natural Resources Company	2,099,784
12,372	Range Resources Corporation	978,625
55,580	Southwestern Energy Company[a]	2,155,948
14,118	Tesoro Corporation	802,608

	Total	13,035,457

Financials (29.9%)
20,047	Alexandria Real Estate Equities, Inc.	1,373,220
18,813	AvalonBay Communities, Inc.	2,546,152
12,378	Camden Property Trust	873,144
31,440	CIT Group, Inc.[a]	1,575,458
56,413	DDR Corporation	963,534
23,144	Digital Realty Trust, Inc.	1,279,632
14,054	Everest Re Group, Ltd.	1,876,631
27,286	First Republic Bank	1,178,482
112,164	Genworth Financial, Inc.[a]	1,457,010
48,745	Hartford Financial Services Group, Inc.	1,504,271
65,270	ING U.S., Inc.[a]	2,031,202
65,909	Invesco, Ltd.	2,121,611
25,154	iShares Russell Midcap Value Index Fund	1,528,860
41,081	Lincoln National Corporation	1,711,845
25,621	M&T Bank Corporation[b]	2,994,070
1,990	Markel Corporation[a]	1,054,700
106,525	MFA Financial, Inc.	850,070
34,889	NASDAQ OMX Group, Inc.	1,130,404
30,627	Northern Trust Corporation	1,792,905
61,650	Principal Financial Group, Inc.	2,673,144
17,330	Raymond James Financial, Inc.	763,733

Shares	Common Stock (98.5%)	Value

Financials (29.9%) - continued
9,457	Signature Bank[a]	$865,788
90,171	SLM Corporation	2,228,126
38,963	Starwood Property Trust, Inc.	989,660
31,866	Tanger Factory Outlet Centers, Inc.	1,033,414
13,373	Taubman Centers, Inc.	979,171
101,037	Two Harbors Investment Corporation	1,013,401
3,460	Ventas, Inc.	227,460
26,882	W.R. Berkley Corporation	1,138,990
34,923	Willis Group Holdings plc	1,494,704
46,326	XL Group plc	1,452,320
37,754	Zions Bancorporation	1,119,029

	Total	45,822,141

Health Care (7.6%)
37,358	Aetna, Inc.	2,397,263
44,979	Cardinal Health, Inc.	2,252,998
29,847	CareFusion Corporation[a]	1,151,199
67,866	Hologic, Inc.[a]	1,540,558
25,370	Humana, Inc.	2,315,266
35,910	Mylan, Inc.[a]	1,205,140
15,668	Tenet Healthcare Corporation[a]	699,576

	Total	11,562,000

Industrials (12.5%)
23,596	Carlisle Companies, Inc.	1,598,393
22,065	Flowserve Corporation	1,250,644
10,018	Hubbell, Inc.	1,075,432
23,345	Jacobs Engineering Group, Inc.[a]	1,382,024
10,685	Lennox International, Inc.	767,397
37,475	Owens Corning, Inc.[a]	1,479,888
19,602	Parker Hannifin Corporation	2,024,495
24,201	Stanley Black & Decker, Inc.	2,047,889
54,798	Textron, Inc.	1,500,369
28,827	Timken Company	1,684,073
16,232	Triumph Group, Inc.	1,273,563
14,132	Tyco International, Ltd.	491,935
28,287	Waste Connections, Inc.	1,223,696
50,465	Xylem, Inc.	1,258,092

	Total	19,057,890

Information Technology (11.9%)
30,692	Agilent Technologies, Inc.	1,372,853
16,742	Akamai Technologies, Inc.[a]	790,222
73,683	Altera Corporation	2,620,167
6,003	Citrix Systems, Inc.[a]	432,336
20,369	Computer Sciences Corporation	970,787
32,178	Fidelity National Information Services, Inc.	1,388,802
101,396	Juniper Networks, Inc.[a]	2,197,251
23,443	KLA-Tencor Corporation	1,374,463
38,054	Lam Research Corporation[a]	1,873,018
14,886	Maxim Integrated Products, Inc.	425,740
37,949	NetApp, Inc.	1,560,463
101,368	Polycom, Inc.[a]	969,078
51,394	PTC, Inc.[a]	1,391,750
14,508	Teradata Corporation[a]	857,713

	Total	18,224,643

Materials (5.3%)
10,486	Ashland, Inc.	910,604
22,948	Carpenter Technology Corporation	1,199,722

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Partner Mid Cap Value Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (98.5%)	Value

Materials (5.3%) - continued
40,598	Celanese Corporation	$1,951,140
21,352	International Paper Company	1,031,515
13,038	Packaging Corporation of America	701,314
23,042	Reliance Steel & Aluminum Company	1,617,548
24,705	Sealed Air Corporation	672,964

	Total	8,084,807

Utilities (7.9%)
67,864	Calpine Corporation[a]	1,357,959
26,400	Edison International, Inc.	1,316,040
32,389	NiSource, Inc.	994,990
26,771	Northeast Utilities	1,188,900
21,936	OGE Energy Corporation	820,406
53,748	PPL Corporation	1,707,574
22,161	Questar Corporation	528,762
21,624	SCANA Corporation	1,122,502
21,586	Sempra Energy	1,891,581
38,599	Xcel Energy, Inc.	1,156,040

	Total	12,084,754

	Total Common Stock (cost $127,268,327)	150,697,953

Shares	Collateral Held for Securities Loaned (2.0%)	Value

3,007,008	Thrivent Cash Management Trust	3,007,008

	Total Collateral Held for Securities Loaned (cost $3,007,008)	3,007,008

Shares or Principal Amount	Short-Term Investments (2.5%)	Value

3,906,658	Thrivent Cash Management Trust 0.070%	3,906,658

	Total Short-Term Investments (at amortized cost)	3,906,658

	Total Investments (cost $134,181,993) 103.0%	$157,611,619

	Other Assets and Liabilities, Net (3.0%)	(4,596,484)

	Total Net Assets 100.0%	$153,015,135

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$25,066,090
Gross unrealized depreciation	(1,636,464)

Net unrealized appreciation (depreciation)	$23,429,626

Cost for federal income tax purposes	$134,181,993

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Partner Mid Cap Value Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Partner Mid Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	17,504,608	17,504,608	–	–
Consumer Staples	5,321,653	5,321,653	–	–
Energy	13,035,457	13,035,457	–	–
Financials	45,822,141	45,822,141	–	–
Health Care	11,562,000	11,562,000	–	–
Industrials	19,057,890	19,057,890	–	–
Information Technology	18,224,643	18,224,643	–	–
Materials	8,084,807	8,084,807	–	–
Utilities	12,084,754	12,084,754	–	–
Collateral Held for Securities Loaned	3,007,008	3,007,008	–	–
Short-Term Investments	3,906,658	3,906,658	–	–
Total	$157,611,619	$157,611,619	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
Cash Management Trust-Collateral Investment	$4,042,325	$21,834,797	$22,870,114	3,007,008	$3,007,008	$6,327
Cash Management Trust-Short Term Investment	2,762,894	38,289,726	37,145,962	3,906,658	3,906,658	1,873
Total Value and Income Earned	6,805,219				6,913,666	8,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Mid Cap Stock Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (95.1%)	Value

Consumer Discretionary (12.1%)
216,300	Charter Communications, Inc.[a]	$27,197,562
234,800	Cheesecake Factory, Inc.	9,964,912
306,900	DISH Network Corporation	13,703,085
148,300	Michael Kors Holdings, Ltd.[a]	9,986,522
207,600	Omnicom Group, Inc.	13,342,452
192,300	Penn National Gaming, Inc.[a,b]	9,613,077
232,700	Tempur-Pedic International, Inc.[a]	9,226,555
362,800	Toll Brothers, Inc.[a]	11,925,236

	Total	104,959,401

Consumer Staples (1.7%)
225,300	Ingredion, Inc.	15,140,160

	Total	15,140,160

Energy (5.8%)
1,463,634	Alpha Natural Resources, Inc.[a,b]	7,962,169
100,900	Concho Resources, Inc.[a]	9,049,721
157,200	Ensco plc	9,013,848
625,900	Patterson-UTI Energy, Inc.	12,374,043
301,400	Southwestern Energy Company[a]	11,691,306

	Total	50,091,087

Financials (21.4%)
246,700	Axis Capital Holdings, Ltd.	10,746,252
587,600	CBL & Associates Properties, Inc.	13,379,652
590,626	HCC Insurance Holdings, Inc.	26,300,576
684,209	Host Hotels & Resorts, Inc.	12,219,973
2,007,200	Huntington Bancshares, Inc.	17,161,560
341,782	Lazard, Ltd.	12,427,193
112,300	M&T Bank Corporation[b]	13,123,378
453,100	NASDAQ OMX Group, Inc.	14,680,440
248,290	Northern Trust Corporation	14,534,897
528,200	Piedmont Office Realty Trust, Inc.	9,555,138
269,300	Protective Life Corporation	11,668,769
295,712	W.R. Berkley Corporation	12,529,317
582,202	Zions Bancorporation	17,256,467

	Total	185,583,612

Health Care (12.4%)
940,700	Allscripts Healthcare Solutions, Inc.[a]	14,872,467
102,814	C.R. Bard, Inc.	11,782,485
197,900	Illumina, Inc.[a,b]	15,796,378
222,100	ResMed, Inc.[b]	10,583,065
388,900	Thoratec Corporation[a]	12,752,031
182,000	Vertex Pharmaceuticals, Inc.[a]	14,523,600
111,100	Waters Corporation[a]	11,214,434
190,263	Zimmer Holdings, Inc.	15,883,155

	Total	107,407,615

Industrials (13.3%)
203,241	ADT Corporation[a]	8,145,899
174,600	AGCO Corporation	9,821,250
365,217	CSX Corporation	9,061,034
202,800	Flowserve Corporation	11,494,704
453,900	Foster Wheeler AGa	9,731,616
454,830	Manitowoc Company, Inc.	9,337,660
167,598	Manpower, Inc.	11,207,278
448,644	Oshkosh Corporation[a]	20,108,224
134,818	Parker Hannifin Corporation	13,924,003
917,400	Southwest Airlines Company	12,687,642

	Total	115,519,310

Shares	Common Stock (95.1%)	Value

Information Technology (22.0%)
175,800	Alliance Data Systems Corporation[a,b]	$34,769,724
1,154,290	Applied Materials, Inc.	18,826,470
306,100	Autodesk, Inc.[a]	10,832,879
477,188	CoreLogic, Inc.[a]	13,313,545
211,053	eBay, Inc.[a]	10,909,330
491,650	Juniper Networks, Inc.[a]	10,654,055
219,300	NetApp, Inc.	9,017,616
1,449,662	NVIDIA Corporation	20,918,623
351,600	SunPower Corporation[a,b]	9,721,740
957,051	Teradyne, Inc.[a]	15,781,771
1,084,992	TriQuint Semiconductor, Inc.[a]	8,669,086
1,069	Workday, Inc.[a]	73,002
279,182	Xilinx, Inc.	13,035,008
502,200	Yahoo!, Inc.[a]	14,106,798

	Total	190,629,647

Materials (3.8%)
357,200	Owens-Illinois, Inc.[a]	10,626,700
187,364	Silgan Holdings, Inc.	9,038,439
829,794	Steel Dynamics, Inc.	12,911,595

	Total	32,576,734

Utilities (2.6%)
423,200	CMS Energy Corporation	11,845,368
321,800	Public Service Enterprise Group, Inc.	10,873,622

	Total	22,718,990

	Total Common Stock (cost $605,179,248)	824,626,556

Shares	Collateral Held for Securities Loaned (11.8%)	Value

102,869,875	Thrivent Cash Management Trust	102,869,875

	Total Collateral Held for Securities Loaned (cost $102,869,875)	102,869,875

Shares or Principal Amount	Short-Term Investments (5.0%)	Value

43,551,274	Thrivent Cash Management Trust 0.070%	43,551,274

	Total Short-Term Investments (at amortized cost)	43,551,274

	Total Investments (cost $751,600,397) 111.9%	$971,047,705

	Other Assets and Liabilities, Net (11.9%)	(103,637,368)

	Total Net Assets 100.0%	$867,410,337

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Mid Cap Stock Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$234,160,824
Gross unrealized depreciation	(14,713,516)

Net unrealized appreciation (depreciation)	$219,447,308

Cost for federal income tax purposes	$751,600,397

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	104,959,401	104,959,401	–	–
Consumer Staples	15,140,160	15,140,160	–	–
Energy	50,091,087	50,091,087	–	–
Financials	185,583,612	185,583,612	–	–
Health Care	107,407,615	107,407,615	–	–
Industrials	115,519,310	115,519,310	–	–
Information Technology	190,629,647	190,629,647	–	–
Materials	32,576,734	32,576,734	–	–
Utilities	22,718,990	22,718,990	–	–
Collateral Held for Securities Loaned	102,869,875	102,869,875	–	–
Short-Term Investments	43,551,274	43,551,274	–	–

Total	$971,047,705	$971,047,705	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
Cash Management Trust- Collateral Investment	$66,998,025	$419,362,708	$383,490,858	102,869,875	$102,869,875	$72,753
Cash Management Trust- Short Term Investment	8,537,682	96,584,417	61,570,825	43,551,274	43,551,274	23,175
Total Value and Income Earned	75,535,707				146,421,149	95,928

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (88.3%)	Value

Australia (2.9%)
234,388	Amcor, Ltd.	$2,227,517
28,061	Australia & New Zealand Banking Group, Ltd.	749,728
556,110	Beach Energy, Ltd.	668,813
128,096	BHP Billiton, Ltd.	4,004,897
291,723	Breville Group, Ltd.[a]	1,977,107
1,355,932	Clough, Ltd.	1,741,303
51,377	CSL, Ltd.	3,051,134
210,877	DuluxGroup, Ltd.	845,243
42,246	Flight Centre, Ltd.[a]	1,722,472
416,550	Fortescue Metals Group, Ltd.	1,367,618
338,146	Mermaid Marine Australia, Ltd.	1,193,114
50,308	Ramsay Health Care, Ltd.	1,664,378
14,583	RCR Tomlinson, Ltd.	31,168
533,255	Slater & Gordon, Ltd.	1,461,918

	Total	22,706,410

Austria (0.4%)
268,520	Immofinanz AGb	1,099,749
25,073	OMV AG	1,109,201
18,811	Voestalpine AG	721,658

	Total	2,930,608

Belgium (1.1%)
43,692	Anheuser-Busch InBev NV	4,201,496
44,641	Arseus NV	1,166,767
14,502	Delhaize Group SA	956,858
27,252	EVS Broadcast Equipment SA	1,969,914

	Total	8,295,035

Bermuda (<0.1%)
177,000	Pacific Basin Shipping, Ltd.	95,557

	Total	95,557

Brazil (1.8%)
7,323	Autometal SA	56,944
233,399	Banco Bradesco SA ADR[a]	2,852,136
8,700	BR Properties SA	72,190
16,700	Cia Paranaense de Energia	207,455
22,500	Embraer SA	190,249
18,100	Even Construtora e Incorporadora SA	67,359
37,000	Lojas Renner SA	979,758
78,000	MMX Mineracao e Metalicos SAb	56,414
42,707	Multiplan Empreendimentos Imobiliarios SA	946,486
131,250	Petroleo Brasileiro SA ADR	1,790,250
691,702	Rossi Residencial SAb	812,572
96,500	Souza Cruz SA	1,156,892
7,711	Sul America SA	46,644
106,412	Ultrapar Participacoes SA	2,509,464
153,032	Vale SA ADR[a]	2,099,599

	Total	13,844,412

Canada (3.4%)
25,421	Agrium, Inc.	2,156,739
26,602	ATCO, Ltd.	1,205,650
68,194	Brookfield Asset Management, Inc.	2,523,663
37,124	Canadian National Railway Company	3,710,593
72,081	Canadian Oil Sands, Ltd.	1,399,372
17,327	Empire Company, Ltd.	1,361,901
257,100	Encana Corporation	4,504,392

Shares	Common Stock (88.3%)	Value

Canada (3.4%) - continued
55,140	Husky Energy, Inc.	$1,589,080
41,135	Loblaw Companies, Ltd.[a]	1,962,833
10,926	Metro, Inc.	783,681
61,458	Parkland Fuel Corporation	1,026,793
37,086	PEYTO Exploration & Development Corporation	1,066,615
26,218	ShawCor, Ltd.	1,178,036
14,798	West Fraser Timber Company, Ltd.	1,348,835
82,219	Whitecap Resources, Inc.	883,748

	Total	26,701,931

Cayman Islands (0.2%)
2,316,000	NagaCorp, Ltd.	1,808,442

	Total	1,808,442

Chile (0.2%)
126,119	Aguas Andinas SA	88,358
56,106	Banco Santander Chile SA ADR	1,265,752
7,160	Cia Cervecerias Unidas SA	194,680

	Total	1,548,790

China (0.5%)
30,000	Anhui Conch Cement Company, Ltd.	88,653
305,000	China Construction Bank Corporation	227,408
78,500	China Shenhua Energy Company, Ltd.	226,582
210,000	Dongfeng Motor Group Company, Ltd.	281,428
2,323,000	PetroChina Company, Ltd.	2,713,550
146,000	Yanzhou Coal Mining Company, Ltd.[a]	100,130

	Total	3,637,751

Colombia (<0.1%)
5,998	Bancolombia SA ADR	344,585

	Total	344,585

Cyprus (0.2%)
184,736	Prosafe SE	1,851,732

	Total	1,851,732

Czech Republic (<0.1%)
1,796	Komercni Banka AS	349,030

	Total	349,030

Denmark (1.7%)
51,385	Christian Hansen Holding AS	1,702,995
36,097	Coloplast AS	2,108,678
263,550	Danske Bank ASb	4,851,202
57,153	GN Store Nord AS	1,181,692
19,738	Novo Nordisk AS	3,348,869

	Total	13,193,436

Finland (0.9%)
100,460	Amer Sports Oyj	1,994,171
12,411	Huhtamaki Oyj	236,534
119,656	Kemira Oyj	1,861,734
199,000	Neste Oil Oyj	2,875,568

	Total	6,968,007

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (88.3%)	Value

France (6.0%)
43,503	Alten SA	$1,618,984
267,616	AXA SA	5,898,653
103,050	Cap Gemini SA	5,636,211
125,898	Compagnie de Saint-Gobain	5,847,852
213,500	GDF Suez	4,478,030
42,310	Ingenico	3,161,271
13,871	Publicis Groupe SA	1,119,058
12,627	Renault SA	994,878
21,923	Rubis SCA	1,400,440
42,601	Safran SA	2,501,730
15,713	Sartorius Stedim Biotech	2,373,936
86,750	Total SA	4,622,785
40,553	Vinci SA	2,193,553
7,241	Virbac SA	1,444,963
206,140	Vivendi SA	4,407,839

	Total	47,700,183

Germany (5.2%)
9,495	Bayer AG	1,103,654
180	Bertrandt AG	20,726
8,191	Continental AG	1,289,833
92,300	Daimler AG	6,403,013
73,850	Deutsche Boerse AG	5,231,908
5,100	Draegerwerk AG & Company KGaA	683,711
14,974	Duerr AG	1,002,589
43,628	Gerry Weber International AG	1,952,151
22,925	Hannover Rueckversicherung SE	1,702,703
93,348	Jenoptik AG	1,168,315
15,381	KUKA AG	678,925
10,550	Morphosys AGb	720,207
14,805	Muenchener Rueckversicherungs-Gesellschaft AG	2,939,878
59,254	Norma Group SE	2,515,730
1,278	Osram Licht AGb	49,816
37,230	Rheinmetall AG	1,722,447
13,020	SAP AG ADR	953,997
12,783	Siemens AG	1,403,976
50,957	Suedzucker AGb	1,664,592
44,460	Symrise AG	1,920,092
186,250	ThyssenKrupp AGb	4,046,236
30,145	Wincor Nixdorf AG	1,912,198

	Total	41,086,697

Hong Kong (3.0%)
572,400	AIA Group, Ltd.	2,709,363
28,000	China Merchants Holdings International Company, Ltd.	87,431
405,500	China Mobile, Ltd.	4,313,693
2,414,050	Guangzhou Automobile Group Company, Ltd.	2,342,074
393,000	Hang Lung Group, Ltd.	2,023,147
468,300	Hutchison Whampoa, Ltd.	5,282,014
1,870,158	New World Development Company, Ltd.	2,727,783
148,000	Sinotruk Hong Kong, Ltd.	73,225
150,500	Swire Pacific, Ltd., Class A	1,775,097
270,000	Swire Pacific, Ltd., Class B	627,801
166,950	Swire Properties, Ltd.	490,319
47,000	Weichai Power Company, Ltd.	155,557
217,000	Wheelock and Company, Ltd.	1,128,498

	Total	23,736,002

Shares	Common Stock (88.3%)	Value

Hungary (0.2%)
90,010	Richter Gedeon Nyrt	$1,383,722

	Total	1,383,722

India (1.6%)
22,800	GlaxoSmithKline Pharmaceuticals, Ltd.	887,983
9,500	Grasim Industries, Ltd.	413,687
40,779	Hero Motocorp, Ltd.	1,218,882
140,000	Hindustan Unilever, Ltd.	1,410,361
182,000	Housing Development Finance Corporation	2,401,452
65,000	ICICI Bank, Ltd.	971,552
53,800	Infosys, Ltd.	2,642,620
7,503	Infosys, Ltd. ADR[a]	372,749
218,864	ITC, Ltd.	1,230,500
9,090	Reliance Industries, Ltd.[c]	259,971
31,428	Ultra Tech Cement, Ltd.	949,525

	Total	12,759,282

Indonesia (0.4%)
162,500	AKR Corporindo Tbk PT	68,235
134,000	Bank Rakyat Indonesia Persero Tbk PT	107,387
73,500	Indo Tambangraya Megah Tbk PT	172,886
4,126,000	PT Astra International Tbk	2,610,897
141,000	United Tractors Tbk PT	230,472
475,000	Vale Indonesia Tbk PT	81,600

	Total	3,271,477

Ireland (0.9%)
9,048	FBD Holdings plc	193,796
21,315	Paddy Power plc	1,724,925
45,299	Ryanair Holdings plc ADR	2,333,805
71,675	Smurfit Kappa Group plc	1,449,546
293,483	United Drug plc	1,567,088

	Total	7,269,160

Israel (0.4%)
44,959	Caesarstone Sdot-Yam, Ltd.[b]	1,458,470
44,850	Teva Pharmaceutical Industries, Ltd. ADR	1,780,545

	Total	3,239,015

Italy (2.5%)
73,558	Azimut Holding SPA	1,652,769
30,759	Danieli & Company Officine Meccaniche SPA	803,851
208,050	Eni SPA	4,595,241
3,683,300	Intesa Sanpaolo SPA	7,026,093
224,460	Mediaset SPA[b]	980,541
53,874	Recordati SPA	637,748
90,454	Safilo Group SPA[b]	1,861,657
4,009,825	Telecom Italia SPA	2,112,989

	Total	19,670,889

Japan (15.8%)
106,100	Aderans Company, Ltd.	1,522,137
37,700	Aoyama Trading Company, Ltd.	940,595
29,600	Asahi Intecc Company, Ltd.	1,559,900
101,700	Asics Corporation	1,708,380
236,050	Bridgestone Corporation	8,357,779
693,264	Daiwa Securities Group, Inc.	5,881,096
27,300	East Japan Railway Company	2,196,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (88.3%)	Value

Japan (15.8%) - continued
17,000	Electric Power Development Company, Ltd.	$562,276
107,000	Fuji Heavy Industries, Ltd.	2,634,504
87,000	Hino Motors, Ltd.	1,333,241
278,000	Hitachi, Ltd.	1,862,367
39,400	Horiba, Ltd.	1,436,908
105,600	Japan Tobacco, Inc.	3,686,584
93,100	JTEKT Corporation	1,167,265
48,900	KDDI Corporation	2,705,595
772	M3, Inc.	2,124,926
158,000	Marubeni Corporation	1,096,939
32,900	Matsumotokiyoshi Holdings Company, Ltd.	991,727
59,600	Mitsubishi Corporation	1,085,848
280,000	Mitsubishi Heavy Industries, Ltd.	1,503,412
181,100	Mitsubishi UFJ Financial Group, Inc.	1,123,365
387,000	Mitsui Engineering & Shipbuilding Company, Ltd.	685,603
54,000	Mitsui Fudosan Company, Ltd.	1,627,684
45,400	MonotaRO Company, Ltd.	1,050,404
247,600	Mori Seiki Company, Ltd.	3,206,416
287,757	MS and AD Insurance Group Holdings, Inc.	7,447,523
4,800	Nihon M&A Center, Inc.	318,763
137,000	Nikkiso Company, Ltd.	1,716,809
66,950	Nikon Corporation	1,397,520
1,892,150	Nippon Sheet Glass Company[b]	1,983,280
11,400	Nippon Telegraph & Telephone Corporation	575,136
492,500	Nissan Motor Company, Ltd.	5,142,776
132,000	NSK, Ltd.	1,234,078
42,302	Pigeon Corporation	1,989,916
26,300	Relo Holdings, Inc.	1,286,594
20,600	Ryohin Keikaku Company, Ltd.	1,804,824
59,700	Seiko Epson Corporation	745,738
62,000	Sekisui House, Ltd.	799,960
58,400	Softbank Corporation	3,707,020
65,400	Sony Corporation	1,373,071
462,650	Sumitomo Corporation	6,182,990
26,100	Sumitomo Mitsui Financial Group, Inc.	1,192,410
1,408,250	Sumitomo Mitsui Trust Holdings, Inc.	6,476,636
28,000	Sumitomo Realty & Development Company, Ltd.	1,169,873
27,500	Sysmex Corporation	1,773,453
98,000	Tadano, Ltd.	1,430,351
39,100	Tokyo Electron, Ltd.	1,778,725
161,000	Tokyo Gas Company, Ltd.	884,996
81,200	Totetsu Kogyo Company, Ltd.	1,485,297
31,000	Toyo Suisan Kaisha, Ltd.	969,181
136,500	Toyota Motor Corporation	8,306,118
138,700	Tsukui Corporation	1,384,547
19,700	Tsuruha Holdings, Inc.	1,811,664
39,800	United Arrows, Ltd.	1,799,292
149,000	Yaskawa Electric Corporation	1,775,415
47,900	Zenkoku Hosho Company, Ltd.	1,675,874
19,000	ZUIKO Corporation	1,174,230

	Total	124,845,361

Shares	Common Stock (88.3%)	Value

Jersey (0.8%)
362,850	WPP plc	$6,550,972

	Total	6,550,972

Luxembourg (0.4%)
59,000	Tenaris SA ADR[a]	2,622,550
14,324	Ternium SA ADR	320,428

	Total	2,942,978

Malaysia (0.2%)
247,000	CIMB Group Holdings Berhad	598,700
66,800	Genting Berhad	202,225
28,611	Malayan Banking Berhad	90,443
135,500	Public Bank Berhad	720,418

	Total	1,611,786

Mexico (1.1%)
492,800	America Movil SAB de CV	517,386
168,000	Consorcio ARA SAB de CVb	63,266
28,000	Fomento Economico Mexicano SAB de CV ADR	2,785,720
11,100	Grupo Aeroportuario del Sureste SAB de CV ADR	1,314,906
3,000	Grupo Bimbo SAB de CV	10,095
437,813	Grupo Financiero Banorte SAB de CV ADR	2,761,707
271,000	Organizacion Soriana SAB de CV	905,968

	Total	8,359,048

Netherlands (3.8%)
1,121,000	Aegon NV	8,637,735
62,934	Arcadis NV	1,632,627
65,871	Arcelor Mittal	860,563
55,446	European Aeronautic Defence and Space Company	3,320,390
89,150	Koninklijke DSM NV	6,265,396
68,875	Koninklijke Philips NV	2,202,554
40,792	Nutreco NV	1,915,338
67,921	TKH Group NV	1,870,833
85,922	Unilever NV	3,447,326

	Total	30,152,762

New Zealand (0.3%)
423,248	Ryman Healthcare, Ltd.	2,402,434

	Total	2,402,434

Norway (0.7%)
922,212	BW Offshore, Ltd.	1,213,772
63,814	DnB ASA	1,061,574
176,535	Tomra Systems ASA	1,617,718
36,663	Yara International ASA	1,645,348

	Total	5,538,412

Panama (<0.1%)
797	Copa Holdings SA	110,918

	Total	110,918

Philippines (0.4%)
2,575,500	Ayala Land, Inc.	1,782,011
675,966	Bank of the Philippine Islands	1,464,508

	Total	3,246,519

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (88.3%)	Value

Poland (0.3%)
6,574	Bank Handlowy w Warszawie SA	$197,993
43,066	Bank Pekao SA	2,210,605
8,414	Grupa Lotos SAb	86,778
46,258	Telekomunikacja Polska SA	109,993

	Total	2,605,369

Portugal (0.4%)
3,077,825	Banco Espirito Santo SAb	2,996,879

	Total	2,996,879

Russia (0.6%)
19,860	Gazprom OAO	154,312
45,500	Lukoil ADR[c]	2,677,373
4,800	Magnit OJSC	1,152,000
24,394	Novolipetsk Steel OJSC	353,668
20,688	Sberbank of Russia	237,492

	Total	4,574,845

Singapore (1.5%)
1,025,000	ARA Asset Management, Ltd.	1,482,489
960,000	Ezion Holdings, Ltd.	1,673,325
358,560	Keppel Corporation, Ltd.	2,918,623
1,191,000	Osim International, Ltd.	1,920,652
666,000	Raffles Medical Group, Ltd.	1,685,510
667,000	Super Group, Ltd.	2,523,986

	Total	12,204,585

South Africa (0.5%)
9,808	AngloGold Ashanti, Ltd.	129,171
17,789	Barclay’s Africa Group, Ltd.[b]	256,994
20,753	Impala Platinum Holdings, Ltd.	203,841
67,890	Massmart Holdings, Ltd.	1,152,661
15,867	MTN Group, Ltd.	297,056
20,174	PPC, Ltd.	59,302
17,994	Reunert, Ltd.	122,185
19,922	Sappi, Ltd.[b]	53,163
214,000	Truworths International, Ltd.	1,811,572

	Total	4,085,945

South Korea (2.3%)
6,003	E-Mart Company, Ltd.	1,129,738
1,153	Hyundai Department Store Company, Ltd.	165,636
1,883	Hyundai Heavy Industries Company, Ltd.	351,494
1,209	Hyundai Mobis	294,722
2,436	Hyundai Motor Company	503,700
4,850	Kangwon Land, Inc.	123,450
976	LG Chem, Ltd.	244,796
17,050	POSCO	4,897,027
4,564	POSCO ADR	327,148
5,950	Samsung Electronics Company, Ltd.	4,329,666
2,560	Samsung Heavy Industries Company, Ltd.	90,929
14,990	Shinhan Financial Group Company, Ltd.	546,418
766	Shinsegae Company, Ltd.	149,053
4,830	SK Telecom Company, Ltd.	946,346
179,376	SK Telecom Company, Ltd. ADR[a]	3,872,728

	Total	17,972,851

Spain (1.3%)
144,026	Almirall SA	1,891,457

Shares	Common Stock (88.3%)	Value

Spain (1.3%) - continued
508,880	Banco Popular Espanol SAb	$2,236,789
1,071,687	Iberdrola SA	5,930,349

	Total	10,058,595

Sweden (1.5%)
26,167	Hexpol AB	1,918,024
91,322	Intrum Justitia AB	2,318,504
61,833	Investor AB	1,856,545
28,927	Loomis AB	620,252
69,265	Nordea Bank AB	877,971
190,497	Skandinaviska Enskilda Banken AB	2,101,187
45,788	Svenska Cellulosa AB	1,211,217
41,194	Swedbank AB	992,992

	Total	11,896,692

Switzerland (8.5%)
33,416	Actelion, Ltd.[b]	2,220,717
79,800	Adecco SAb	5,073,635
7,949	Bucher Industries AG	1,998,918
4,814	Burckhardt Compression Holding AG	1,922,063
29,327	Compagnie Financiere Richemont SA	2,868,844
196,853	Credit Suisse Group AGb	5,782,316
146,942	EFG International AGb	1,930,134
3,333	Givaudan SAb	4,639,039
537,105	Glencore Xstrata plc	2,268,289
97,147	Holcim, Ltd.[b]	7,027,793
17,556	Implenia AGb	959,564
112,534	Nestle SA	7,616,600
114,038	Novartis AG	8,197,830
51,154	Roche Holding AG	12,588,438
3,029	Swatch Group AG	1,800,151

	Total	66,894,331

Taiwan (0.7%)
44,000	Advanced Semiconductor Engineering, Inc.	36,074
49,000	Chipbond Technology Corporation	107,934
330,000	Compal Electronics, Inc.	228,613
50,000	Novatek Microelectronics Corporation[b]	221,002
21,000	Taiwan Fertilizer Company, Ltd.	51,300
314,100	Taiwan Mobile Company, Ltd.	1,141,031
1,108,362	Taiwan Semiconductor Manufacturing Company, Ltd.	3,769,194
11,000	TPK Holding Company, Ltd.	129,108

	Total	5,684,256

Thailand (2.1%)
355,800	Bangkok Bank pcl	2,376,920
37,700	Kasikornbank pcl	219,743
6,832,900	Krung Thai Bank pcl	3,865,741
266,000	PTT Exploration & Production pcl	1,325,960
447,750	PTT pcl	4,734,152
130,800	Siam Cement pcl	1,919,975
353,400	Siam Commercial Bank pcl	1,789,771
165,300	Thai Oil pcl	321,914

	Total	16,554,176

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (88.3%)	Value

Turkey (0.6%)
516,258	Akbank TAS	$1,976,581
70,796	BIM Birlesik Magazalar AS	1,628,712
376,000	Turkiye Garanti Bankasi AS	1,467,379

	Total	5,072,672

United Kingdom (11.0%)
506,590	Afren plc[b]	1,048,816
116,004	ARM Holdings plc	1,556,583
48,304	Associated British Foods plc	1,428,979
109,711	Babcock International Group plc	1,963,371
1,301,174	BAE Systems plc	8,824,283
91,646	Bellway plc	1,923,269
34,000	BHP Billiton plc	971,680
67,237	Blinkx plc[b]	133,348
86,165	British American Tobacco plc	4,596,656
10,695	Cineworld Group plc	61,022
137,457	CSR plc	1,189,107
52,011	Diageo plc	1,629,974
61,733	easyJet plc	1,326,764
161,703	Elementis plc	616,173
423	Genus plc	8,853
201,726	GlaxoSmithKline plc	5,160,917
255,396	Halma plc	2,160,440
3,129	Hikma Pharmaceuticals plc	52,872
311,508	Howden Joinery Group plc	1,370,614
87,950	HSBC Holdings plc ADR[a]	4,991,163
305,719	Intermediate Capital Group plc	2,257,363
804,331	ITV plc	2,068,705
67,603	London Stock Exchange Group plc	1,613,187
79,000	Mondi plc	1,177,134
261,752	Moneysupermarket.com Group plc	718,144
741,749	Monitise plc[b]	428,789
15,188	Next plc	1,152,777
20,699	Oxford Instruments plc	450,771
386,668	Pace plc	1,834,666
98,870	Persimmon plc[b]	1,858,143
177,584	Prudential plc	3,153,877
48,162	Royal Dutch Shell plc	1,703,520
41,331	SABMiller plc	2,012,596
53,009	Spirax-Sarco Engineering plc	2,309,182
923,264	Spirent Communications plc	1,855,504
80,860	Sports Direct International plc[b]	810,313
103,854	Standard Chartered plc	2,408,776
111,110	Tate & Lyle plc	1,419,373
683,288	Taylor Wimpey plc	1,107,708
130,359	Telecity Group plc	1,761,275
893,750	Tesco plc	4,996,036
125,560	TUI Travel plc	729,257
44,377	Unilever plc	1,802,094
1,425,887	Vodafone Group plc	4,270,668
235,918	William Hill plc	1,745,638

	Total	86,660,380

United States (<0.1%)
6,701	iShares MSCI Emerging Markets Index Fund	261,138

	Total	261,138

	Total Common Stock (cost $615,760,492)	697,676,057

Principal Amount	Long-Term Fixed Income (8.9%)	Value

Angola (<0.1%)
	Republic of Angola Via Northern Lights III BV
$250,000	7.000%, 8/16/2019	$266,875

	Total	266,875

Argentina (0.1%)
	Arcos Dorados SA
177,000	7.500%, 10/1/2019	191,160
	Argentina Government International Bond
394,396	7.820%, 12/31/2033[d]	306,942
3,574,000	0.000%, 12/15/2035[d,e]	352,322
70,000	2.260%, 12/31/2038[d,f]	30,452
840,000	2.500%, 12/31/2038[f]	277,200

	Total	1,158,076

Azerbaijan (<0.1%)
	State Oil Company of Azerbaijan Republic
200,000	5.450%, 2/9/2017	209,500

	Total	209,500

Belarus (<0.1%)
	Belarus Government International Bond
216,000	8.750%, 8/3/2015	216,000

	Total	216,000

Belize (<0.1%)
	Belize Government International Bond
135,900	5.000%, 2/20/2038[f,g]	80,861

	Total	80,861

Bermuda (<0.1%)
	Bermuda Government International Bond
200,000	4.854%, 2/6/2024[c,h]	200,966

	Total	200,966

Brazil (0.3%)
	Andrade Gutierrez International SA
200,000	4.000%, 4/30/2018[c]	189,500
	Banco do Estado do Rio Grande do Sul SA
460,000	7.375%, 2/2/2022[c]	465,176
	Brazil Government International Bond
455,000	Zero Coupon, 8/15/2050[i]	513,513
210,000	4.875%, 1/22/2021	222,705
10,000	8.250%, 1/20/2034	13,000
340,000	11.000%, 8/17/2040	402,900
	Brazil Loan Trust 1
640,000	5.477%, 7/24/2023[c,h,j]	659,808
	Brazil Minas SPE via State of Minas Gerais
690,000	5.333%, 2/15/2028[c]	658,950
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[g,j,k]	0

	Total	3,125,552

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.9%)	Value

Canada (0.1%)
	Eldorado Gold Corporation
$240,000	6.125%, 12/15/2020[c]	$230,400
	PTTEP Canada International Finance, Ltd.
200,000	5.692%, 4/5/2021	218,234
200,000	5.692%, 4/5/2021[c]	218,234

	Total	666,868

Cayman Islands (0.1%)
	Dubai Holding Commercial Operations MTN, Ltd.
100,000	4.750%, 1/30/2014[d]	133,368
50,000	6.000%, 2/1/2017[l]	77,394
	Raizen Fuels Finance, Ltd.
330,000	9.500%, 8/15/2014	352,275
	Sun Hung Kai Properties Capital Market, Ltd.
220,000	4.500%, 2/14/2022	220,812

	Total	783,849

Chile (0.4%)
	AES Gener SA
70,000	5.250%, 8/15/2021[c]	71,874
280,000	5.250%, 8/15/2021	287,496
	Banco de Credito e Inversiones
200,000	3.000%, 9/13/2017	197,020
580,000	3.000%, 9/13/2017[c]	571,360
	Banco del Estado de Chile
290,000	4.125%, 10/7/2020	296,344
100,000	4.125%, 10/7/2020[c]	102,188
	Chile Government International Bond
380,000	3.250%, 9/14/2021	372,970
450,000	3.625%, 10/30/2042	372,374
	CorpGroup Banking SA
250,000	6.750%, 3/15/2023[c]	222,500
	E-CL SA
120,000	5.625%, 1/15/2021[c]	124,661

	Total	2,618,787

China (<0.1%)
	CNOOC Finance 2013, Ltd.
200,000	4.250%, 5/9/2043	170,443
	Sparkle Assets, Ltd.
200,000	6.875%, 1/30/2020	183,180

	Total	353,623

Colombia (0.6%)
	Banco de Bogota SA
400,000	5.000%, 1/15/2017	416,000
	Bancolombia SA
130,000	6.125%, 7/26/2020	131,950
100,000	5.950%, 6/3/2021	104,250
	Colombia Government International Bond
20,000	8.250%, 12/22/2014	21,700
450,000	7.375%, 1/27/2017	520,875
540,000	7.375%, 3/18/2019	653,399
290,000	2.625%, 3/15/2023	254,185
400,000	7.375%, 9/18/2037	506,000
520,000	6.125%, 1/18/2041	569,400
	Empresa de Energia de Bogota SA
520,000	6.125%, 11/10/2021[c]	552,500

Principal Amount	Long-Term Fixed Income (8.9%)	Value

Colombia (0.6%) - continued
	Empresas Publicas de Medellin ESP
$100,000	7.625%, 7/29/2019	$117,000
	Pacific Rubiales Energy Corporation
230,000	5.125%, 3/28/2023[c]	216,890
	Transportadora de Gas del Internacional SA ESP
200,000	5.700%, 3/20/2022[c]	210,500

	Total	4,274,649

Costa Rica (0.2%)
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	39,563
210,000	4.250%, 1/26/2023	198,450
510,000	4.250%, 1/26/2023[c]	481,950
200,000	4.375%, 4/30/2025	185,500
410,000	5.625%, 4/30/2043[a,c]	370,025

	Total	1,275,488

Dominican Republic (0.3%)
	Dominican Republic Government International Bond
118,041	9.040%, 1/23/2018	129,255
840,000	7.500%, 5/6/2021	907,199
1,400,000	14.500%, 2/10/2023[m]	39,118
410,000	5.875%, 4/18/2024[c]	395,650
190,000	8.625%, 4/20/2027	212,325
400,000	18.500%, 2/4/2028[m]	13,338
9,200,000	18.500%, 2/4/2028[g,m]	306,765

	Total	2,003,650

Egypt (<0.1%)
	Egypt Government International Bond
450,000	5.750%, 4/29/2020	378,000

	Total	378,000

Gabon (0.1%)
	Gabon Government International Bond
425,000	8.200%, 12/12/2017	482,375

	Total	482,375

Ghana (<0.1%)
	Ghana Government International Bond
190,000	8.500%, 10/4/2017	207,813

	Total	207,813

Guatemala (<0.1%)
	Guatemala Government International Bond
190,000	5.750%, 6/6/2022[c]	197,600
210,000	4.875%, 2/13/2028[c]	195,825

	Total	393,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.9%)	Value

Honduras (0.1%)
	Honduras Government International Bond
$770,000	7.500%, 3/15/2024[c]	$623,700

	Total	623,700

Hong Kong (0.1%)
	Metropolitan Light International, Ltd.
200,000	5.250%, 1/17/2018	197,800
	Yingde Gases Investment, Ltd.
200,000	8.125%, 4/22/2018[c]	204,000

	Total	401,800

Hungary (0.1%)
	Hungary Government International Bond
190,000	4.375%, 7/4/2017[d]	253,816
240,000	5.375%, 2/21/2023	228,900
80,000	7.625%, 3/29/2041	84,000

	Total	566,716

India (<0.1%)
	Bharti Airtel International Netherlands BV
320,000	5.125%, 3/11/2023[c]	297,600

	Total	297,600

Indonesia (0.7%)
	Indonesia Government International Bond
100,000	6.750%, 3/10/2014	103,000
1,700,000	11.625%, 3/4/2019	2,328,999
590,000	8.500%, 10/12/2035	758,150
280,000	6.625%, 2/17/2037	296,800
650,000	7.750%, 1/17/2038	783,250
	Perusahaan Penerbit SBSN
270,000	4.000%, 11/21/2018[c]	265,950
	PT Pertamina Persero
570,000	5.625%, 5/20/2043[c]	467,400

	Total	5,003,549

Iraq (0.1%)
	Iraq Government International Bond
500,000	5.800%, 1/15/2028	420,000

	Total	420,000

Ireland (0.1%)
	MTS International Funding, Ltd.
320,000	8.625%, 6/22/2020	377,600
	Sibur Securities, Ltd.
280,000	3.914%, 1/31/2018[c]	266,700
	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
170,000	9.125%, 4/30/2018	196,350

	Total	840,650

Italy (<0.1%)
	Wind Acquisition Finance SA
200,000	6.500%, 4/30/2020[c]	204,000

	Total	204,000

Principal Amount	Long-Term Fixed Income (8.9%)	Value

Ivory Coast (0.2%)
	Ivory Coast Government International Bond
$1,708,000	5.750%, 12/31/2032	$1,503,040

	Total	1,503,040

Kazakhstan (0.4%)
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
100,000	6.250%, 5/20/2015	105,000
	KazMunaiGaz Finance Sub BV
290,000	7.000%, 5/5/2020	326,613
	KazMunayGas National Company
240,000	11.750%, 1/23/2015	270,000
200,000	6.375%, 4/9/2021[c]	217,000
260,000	6.375%, 4/9/2021	282,100
1,440,000	5.750%, 4/30/2043[g]	1,267,056
	Samruk-Energy JSC
200,000	3.750%, 12/20/2017	195,500

	Total	2,663,269

Luxembourg (0.2%)
	Millicom International Cellular SA
390,000	4.750%, 5/22/2020[c]	378,300
	Telefonica Celular del Paraguay SA
200,000	6.750%, 12/13/2022	208,500
	TNK-BP Finance SA
120,000	7.500%, 7/18/2016	133,800
490,000	7.875%, 3/13/2018	568,400
103,000	7.250%, 2/2/2020	117,678

	Total	1,406,678

Malaysia (<0.1%)
	Wakala Global Sukuk Bhd
360,000	4.646%, 7/6/2021	383,864

	Total	383,864

Mexico (0.7%)
	Grupo KUO SAB de CV
200,000	6.250%, 12/4/2022[c]	202,000
	Metalsa SA de CV
190,000	4.900%, 4/24/2023[c]	179,075
	Mexican Bonos
2,809,600	7.500%, 6/3/2027[n]	241,714
733,900	8.500%, 5/31/2029[n]	67,320
114,300	7.750%, 5/29/2031[n]	9,721
2,502,600	10.000%, 11/20/2036[n]	259,609
146,800	8.500%, 11/18/2038[n]	13,279
1,946,700	7.750%, 11/13/2042[n]	162,949
	Mexico Government International Bond
540,000	5.875%, 1/15/2014	552,150
10,000	6.625%, 3/3/2015	10,900
40,000	5.625%, 1/15/2017	44,600
146,000	3.625%, 3/15/2022	144,540
190,000	6.750%, 9/27/2034	229,900
276,000	6.050%, 1/11/2040	306,360
1,210,000	4.750%, 3/8/2044	1,113,200
60,000	5.750%, 10/12/2110	56,100
	Pemex Project Funding Master Trust
280,000	6.625%, 6/15/2035	299,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.9%)	Value

Mexico (0.7%) - continued
	Petroleos Mexicanos
$230,000	3.500%, 7/18/2018[c]	$234,025
30,000	8.000%, 5/3/2019	36,600
200,000	5.500%, 1/21/2021	215,500
430,000	4.875%, 1/18/2024[c]	434,300
10,000	6.500%, 6/2/2041[c]	10,520
37,000	6.500%, 6/2/2041	38,924
	Tenedora Nemak SA de CV
200,000	5.500%, 2/28/2023[c]	197,500

	Total	5,060,386

Netherlands (<0.1%)
	Ajecorp BV
150,000	6.500%, 5/14/2022	153,375
	Listrindo Capital BV
200,000	6.950%, 2/21/2019	211,000
	VimpelCom Holdings BV
200,000	7.504%, 3/1/2022[c]	207,500

	Total	571,875

Nigeria (0.1%)
	Nigeria Government International Bond
460,000	6.750%, 1/28/2021	489,900
390,000	6.375%, 7/12/2023[c]	396,825

	Total	886,725

Pakistan (<0.1%)
	Pakistan Government International Bond
100,000	6.875%, 6/1/2017	96,500
120,000	7.875%, 3/31/2036	99,000

	Total	195,500

Panama (0.2%)
	Panama Government International Bond
230,000	7.250%, 3/15/2015	250,700
527,000	8.875%, 9/30/2027	737,800
190,000	9.375%, 4/1/2029	278,350
470,000	6.700%, 1/26/2036	554,600

	Total	1,821,450

Paraguay (0.1%)
	Banco Continental SAECA
150,000	8.875%, 10/15/2017[c]	164,250
	Paraguay Government International Bond
210,000	4.625%, 1/25/2023	193,200
300,000	4.625%, 1/25/2023[c]	276,000

	Total	633,450

Peru (0.3%)
	Ajecorp BV
150,000	6.500%, 5/14/2022[c]	153,375
	Banco de Credito del Peru
160,000	6.125%, 4/24/2027[c]	160,000
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022[a,c]	199,500
	Corporacion Lindley SA
40,000	6.750%, 11/23/2021	44,000

Principal Amount	Long-Term Fixed Income (8.9%)	Value

Peru (0.3%) - continued
$90,000	6.750%, 11/23/2021[c]	$99,000
80,000	4.625%, 4/12/2023[c]	76,000
	Peru Government International Bond
370,000	5.625%, 11/18/2050	377,400
260,000	7.350%, 7/21/2025	330,850
445,000	8.750%, 11/21/2033	647,475
40,000	6.550%, 3/14/2037	47,000

	Total	2,134,600

Philippines (0.1%)
	Energy Development Corporation
200,000	6.500%, 1/20/2021	212,811
	Philippines Government International Bond
470,000	7.500%, 9/25/2024	592,200

	Total	805,011

Romania (0.1%)
	Romania Government International Bond
27,000	6.500%, 6/18/2018[d]	40,589
150,000	6.750%, 2/7/2022	169,155
360,000	6.750%, 2/7/2022[c]	405,972
100,000	4.375%, 8/22/2023[c]	96,025

	Total	711,741

Russia (0.7%)
	AHML Finance, Ltd.
5,700,000	7.750%, 2/13/2018[c,o]	168,346
	EDC Finance, Ltd.
200,000	4.875%, 4/17/2020[c]	185,000
	Gazprom Neft Capital SA
230,000	4.375%, 9/19/2022[c]	212,796
	Lukoil International Finance BV
200,000	4.563%, 4/24/2023[c]	187,250
	Phosagro OAO Via Phosagro Bond Funding, Ltd.
200,000	4.204%, 2/13/2018[a,c]	194,000
	Rosneft Oil Company via Rosneft International Finance, Ltd.
280,000	4.199%, 3/6/2022[c]	258,300
	Russia Government International Bond
100,000	5.000%, 4/29/2020	108,250
1,200,000	4.500%, 4/4/2022[c]	1,236,000
400,000	4.500%, 4/4/2022	412,000
1,277,675	7.500%, 3/31/2030	1,498,073
	Uralkali OJSC
270,000	3.723%, 4/30/2018[c]	249,413

	Total	4,709,428

Slovenia (0.2%)
	Slovenia Government International Bond
240,000	5.500%, 10/26/2022	226,248
1,230,000	5.500%, 10/26/2022[c]	1,159,521
210,000	5.850%, 5/10/2023[c]	199,063

	Total	1,584,832

South Africa (0.1%)
	Eskom Holdings SOC, Ltd.
300,000	6.750%, 8/6/2023[c,h]	297,570

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (8.9%)	Value

South Africa (0.1%) - continued
	Myriad International Holdings BV
$200,000	6.000%, 7/18/2020[c]	$206,500
	Peermont Global Proprietary, Ltd.
140,000	7.750%, 4/30/2014[d]	183,456

	Total	687,526

Spain (<0.1%)
	BC Luxco 1 SA
150,000	7.375%, 1/29/2020	141,000

	Total	141,000

Supranational (0.1%)
	Corporacion Andina de Fomento
599,000	3.750%, 1/15/2016	630,799
424,000	4.375%, 6/15/2022	428,382

	Total	1,059,181

Turkey (0.3%)
	Anadolu Efes Biracilik Ve Malt Sanayii AS
200,000	3.375%, 11/1/2022[c]	171,000
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	204,000
	Hazine Mustesarligi Varlik Kiralama AS
400,000	2.803%, 3/26/2018	380,000
	Turkey Government International Bond
200,000	6.250%, 9/26/2022	218,000
100,000	7.375%, 2/5/2025	115,000
80,000	6.875%, 3/17/2036	86,200
240,000	7.250%, 3/5/2038	271,200
660,000	6.000%, 1/14/2041	636,900
	Turkiye Vakiflar Bankasi Tao
260,000	3.750%, 4/15/2018[c]	239,200

	Total	2,321,500

Ukraine (0.2%)
	State Export-Import Bank of Ukraine JSC Via Biz Finance plc
200,000	8.750%, 1/22/2018	178,000
	Ukraine Government International Bond
680,000	9.250%, 7/24/2017	679,130
240,000	8.375%, 11/3/2017	217,800
260,000	9.000%, 12/7/2017[c]	240,500
390,000	7.800%, 11/28/2022	350,025

	Total	1,665,455

United Arab Emirates (0.1%)
	ADCB Finance Cayman, Ltd.
300,000	4.500%, 3/6/2023	295,500
	Dolphin Energy, Ltd.
170,712	5.888%, 6/15/2019	189,490
210,000	5.500%, 12/15/2021	231,000
	Ruwais Power Company
360,000	6.000%, 8/31/2036[c,h,j]	368,820

	Total	1,084,810

United States (0.5%)
	HSBC Bank USA NA/New York
600,000	17.276%, 8/15/2040[j,p]	674,995

Principal Amount	Long-Term Fixed Income (8.9%)	Value

United States (0.5%) - continued
	HSBC USA, Inc.
$901,000	10.000%, 1/5/2017[i,j]	$390,981
	U.S. Treasury Bonds
200,000	2.875%, 5/15/2043	172,125
	U.S. Treasury Notes
1,200,000	1.375%, 6/30/2018	1,200,281
1,500,000	1.375%, 7/31/2018	1,498,828

	Total	3,937,210

Uruguay (0.1%)
	Uruguay Government International Bond
707,000	7.625%, 3/21/2036	919,100

	Total	919,100

Venezuela (0.6%)
	Petroleos de Venezuela SA
718,400	5.250%, 4/12/2017	589,088
450,000	9.000%, 11/17/2021	373,500
270,000	5.375%, 4/12/2027	157,275
10,000	5.500%, 4/12/2037	5,700
	Venezuela Government International Bond
50,000	13.625%, 8/15/2018	51,625
90,000	7.750%, 10/13/2019	75,600
170,000	6.000%, 12/9/2020	125,375
120,000	12.750%, 8/23/2022	122,400
860,000	9.000%, 5/7/2023	711,650
350,000	8.250%, 10/13/2024	269,500
100,000	7.650%, 4/21/2025	74,500
490,000	9.250%, 9/15/2027	406,700
60,000	9.250%, 5/7/2028	48,600
1,570,000	11.950%, 8/5/2031	1,483,650
10,000	9.375%, 1/13/2034	8,125

	Total	4,503,288

Vietnam (<0.1%)
	Vietnam Government International Bond
220,000	6.875%, 1/15/2016	236,500

	Total	236,500

Virgin Islands, British (0.1%)
	Central American Bottling Corporation
20,000	6.750%, 2/9/2022	20,750
150,000	6.750%, 2/9/2022[c]	155,625
	CNOOC Finance 2013, Ltd.
710,000	3.000%, 5/9/2023	646,415

	Total	822,790

Zambia (0.1%)
	Zambia Government International Bond
210,000	5.375%, 9/20/2022[c]	185,325
600,000	5.375%, 9/20/2022	529,500

	Total	714,825

	Total Long-Term Fixed Income (cost $72,701,472)	70,219,406

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Preferred Stock (0.4%)	Value

Brazil (0.4%)
159,000	Petroleo Brasileiro SA ADR	$2,280,060
24,500	Vale SA	303,169
40,282	Vale SA ADR	495,872

	Total	3,079,101

	Total Preferred Stock (cost $5,579,270)	3,079,101

Shares	Collateral Held for Securities Loaned (2.3%)	Value

18,162,669	Thrivent Cash Management Trust	18,162,669

	Total Collateral Held for Securities Loaned (cost $18,162,669)	18,162,669

Shares or Principal Amount	Short-Term Investments (2.2%)	Value

	Banco del Estado de Chile
150,000	0.200%, 8/27/2013[q]	150,000
	Federal Home Loan Bank Discount Notes
200,000	0.093%, 11/22/2013[q,r]	199,941
100,000	0.110%, 12/4/2013[q,r]	99,962
16,719,432	Thrivent Cash Management Trust 0.070%	16,719,432

	Total Short-Term Investments (at amortized cost)	17,169,335

	Total Investments (cost $729,373,238) 102.1%	$806,306,568

	Other Assets and Liabilities, Net (2.1%)	(16,653,305)

	Total Net Assets 100.0%	$789,653,263

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2013, the value of these investments was $21,604,647 or 2.7% of total net assets.
d	Principal amount is displayed in Euros.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2013.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2013.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Fund owned as of July 31, 2013.

Security	Acquisition Date	Cost
Belize Government International Bond	3/20/2013	$99,108
Dominican Republic Government International Bond	3/7/2013	$265,993
Independencia International, Ltd.	3/29/2010	$100,627
KazMunayGas National Company	4/24/2013	$1,433,201

h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	Principal amount is displayed in Brazilian Real.
j	Security is fair valued.
k	Defaulted security. Interest is not being accrued.
l	Principal amount is displayed in British Pounds.
m	Principal amount is displayed in Dominican Republic Pesos.
n	Principal amount is displayed in Mexican Pesos.
o	Principal amount is displayed in Russian Rubles.
p	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
q	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
r	At July 31, 2013, $299,903 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$114,481,056
Gross unrealized depreciation	(37,547,726)

Net unrealized appreciation (depreciation)	$76,933,330

Cost for federal income tax purposes	$729,373,238

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	106,582,143	–	106,582,143	–
Consumer Staples	69,873,489	2,980,400	66,893,089	–
Energy	56,421,196	9,071,504	47,349,692	–
Financials	146,158,143	9,714,774	136,443,369	–
Health Care	68,750,441	1,780,545	66,969,896	–
Industrials	120,178,363	3,759,629	116,418,734	–
Information Technology	48,370,380	372,749	47,997,631	–
Materials	53,823,526	4,334,816	49,488,710	–
Telecommunications Services	24,569,641	3,872,728	20,696,913	–
Utilities	2,948,735	–	2,948,735	–
Long-Term Fixed Income
Basic Materials	673,813	–	673,813	–
Capital Goods	582,980	–	582,980	–
Communications Services	2,076,350	–	2,076,350	–
Consumer Cyclical	892,191	–	892,191	–
Consumer Non-Cyclical^	1,225,400	–	1,225,400	0
Energy	9,219,728	–	9,219,728	–
Financials	5,993,417	–	4,267,633	1,725,784
Foreign Government	43,689,958	–	43,330,737	359,221
U.S. Government and Agencies	3,475,977	–	3,475,977	–
Utilities	2,389,592	–	2,020,772	368,820
Preferred Stock
Energy	2,280,060	2,280,060	–	–
Materials	799,041	495,872	303,169	–
Collateral Held for Securities Loaned	18,162,669	18,162,669	–	–
Short-Term Investments	17,169,335	16,719,432	449,903	–
Total	$806,306,568	$73,545,178	$730,307,565	$2,453,825

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	94,415	94,415	–	–
Foreign Currency Forward Contracts	597,510	–	597,510	–
Total Asset Derivatives	$691,925	$94,415	$597,510	$–

Liability Derivatives
Futures Contracts	5,147	5,147	–	–
Foreign Currency Forward Contracts	598,165	–	598,165	–
Total Liability Derivatives	$603,312	$5,147	$598,165	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	16	September 2013	$3,522,526	$3,525,000	$2,474
5-Yr. U.S. Treasury Bond Futures	(6)	September 2013	(723,056)	(728,203)	(5,147)
10-Yr. U.S. Treasury Bond Futures	(34)	September 2013	(4,031,719)	(4,028,875)	2,844
30-Yr. U.S. Treasury Bond Futures	(17)	September 2013	(2,285,576)	(2,279,063)	6,513
Mini MSCI EAFE Index Futures	27	September 2013	2,243,898	2,326,455	82,557
Ultra Long Term U.S. Treasury Bond Futures	(1)	September 2013	(144,277)	(144,250)	27
Total Futures Contracts					$89,268

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	DB	462,000	9/18/2013	$428,768	$413,740	($15,028)
Australian Dollar	WBC	929,000	9/18/2013	857,834	831,957	(25,877)
Australian Dollar	BB	156,000	9/18/2013	141,631	139,704	(1,927)
Brazilian Real	UBS	4,487,677	8/12/2013 - 8/26/2013	1,984,000	1,958,426	(25,574)
Brazilian Real	RBC	320,084	8/2/2013	142,000	140,304	(1,696)
Brazilian Real	MSC	638,748	8/19/2013	283,000	278,871	(4,129)
British Pound	BOA	636,815	8/1/2013 - 8/2/2013	969,011	968,760	(251)
British Pound	SSB	2,118,138	8/1/2013 - 8/2/2013	3,229,386	3,222,237	(7,149)
Chilean Peso	CSFB	71,750,250	8/8/2013	143,000	139,513	(3,487)
Chilean Peso	BB	73,239,210	8/26/2013	145,000	142,135	(2,865)
Chinese Yuan	BOA	1,093,155	8/22/2013	174,000	178,044	4,044
Chinese Yuan	BB	7,154,605	8/22/2013	1,136,000	1,165,279	29,279
Chinese Yuan	RBS	4,603,238	8/22/2013	733,058	749,735	16,677
Czech Republic Koruna	HSBC	2,864,950	9/18/2013	143,063	147,072	4,009
Euro	BOA	41,898	8/1/2013	55,583	55,739	156
Euro	BOA	876,000	9/18/2013	1,144,196	1,165,452	21,256
Euro	DB	675,000	9/18/2013	889,033	898,038	9,005
Euro	MSC	110,000	9/18/2013	144,879	146,347	1,468
Euro	CITI	757,500	9/18/2013	994,943	1,007,798	12,855
Euro	SSB	723,318	8/1/2013 - 9/18/2013	958,097	962,269	4,172
Euro	JPM	874,000	9/18/2013	1,151,956	1,162,791	10,835
Euro	RBS	217,000	9/18/2013	282,165	288,702	6,537
Euro	BB	436,000	9/18/2013	571,759	580,065	8,306
Euro	BNP	376,750	9/18/2013	493,397	501,239	7,842
Euro	SSB	836,778	9/18/2013	1,095,583	1,113,271	17,688
Hungarian Forint	DB	102,648,287	9/18/2013	450,446	454,529	4,083
Hungarian Forint	HSBC	33,980,230	9/18/2013	149,817	150,465	648
Hungarian Forint	DB	32,754,704	9/18/2013	142,891	145,573	2,682
Hungarian Forint	BOA	32,348,700	9/18/2013	146,046	143,241	(2,805)
Hungarian Forint	BB	32,051,160	9/18/2013	141,448	141,923	475
Indian Rupee	BB	17,329,050	8/26/2013	291,000	282,969	(8,031)
Indonesian Rupiah	CITI	1,456,671,501	8/1/2013	141,411	141,734	323
Israeli Shekel	CITI	551,449	9/18/2013	152,802	154,647	1,845
Israeli Shekel	ML	398,233	9/18/2013	110,000	111,680	1,680
Japanese Yen	SSB	14,148,766	9/18/2013	145,000	144,576	(424)
Japanese Yen	HSBC	35,693,653	9/18/2013	358,999	364,727	5,728
Japanese Yen	CITI	14,210,792	9/18/2013	142,000	145,209	3,209
Japanese Yen	JPM	42,615,127	9/18/2013	430,500	435,451	4,951
Japanese Yen	SSB	110,756,306	8/2/2013 - 8/5/2013	1,127,977	1,131,205	3,228
Japanese Yen	DB	63,461,757	9/18/2013	641,507	648,468	6,961
Japanese Yen	RBC	28,194,952	9/18/2013	284,000	288,103	4,103
Malaysian Ringgit	CITI	453,087	8/12/2013	142,000	139,599	(2,401)
Mexican Peso	SSB	16,701,342	9/13/2013 - 9/18/2013	1,280,096	1,301,971	21,875
Mexican Peso	DB	25,951,329	9/18/2013	2,022,146	2,022,966	820
Mexican Peso	JPM	9,206,398	9/18/2013	714,000	717,660	3,660
Philippines Peso	DB	12,302,010	8/12/2013	283,000	283,302	302
Polish Zloty	BB	2,078,810	9/18/2013	639,356	648,702	9,346
Polish Zloty	DB	2,831,667	9/18/2013	879,853	883,634	3,781
Polish Zloty	BOA	2,807,535	9/18/2013	859,680	876,103	16,423
Russian Ruble	CSFB	66,168,400	8/1/2013 - 10/17/2013	1,997,131	1,997,572	441
Russian Ruble	UBS	37,998,318	8/1/2013 - 8/26/2013	1,148,274	1,151,011	2,737
Russian Ruble	CITI	24,943,389	8/9/2013 - 8/26/2013	757,106	755,571	(1,535)
Singapore Dollar	JPM	726,563	9/18/2013	582,000	571,899	(10,101)
Singapore Dollar	WBC	183,773	9/18/2013	146,000	144,653	(1,347)
Singapore Dollar	HSBC	175,587	9/18/2013	138,000	138,209	209
Singapore Dollar	SSB	180,122	9/18/2013	141,000	141,779	779
South African Rand	DB	1,461,542	9/18/2013	144,000	147,290	3,290
South African Rand	BNP	686,325	9/18/2013	65,356	69,166	3,810
South African Rand	UBS	2,890,711	9/18/2013	288,395	291,318	2,923
South African Rand	BB	4,245,437	9/18/2013	425,000	427,843	2,843
South African Rand	MSC	570,076	9/18/2013	58,000	57,451	(549)
South Korean Won	CITI	325,355,167	8/1/2013	292,165	289,610	(2,555)
South Korean Won	CSFB	322,351,401	8/1/2013	280,000	286,936	6,936

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Swiss Franc	CSFB	30,628	9/18/2013	$32,297	$33,119	$822
Swiss Franc	UBS	338,503	9/18/2013	359,000	366,029	7,029
Turkish Lira	RBS	4,158,315	9/18/2013	2,146,500	2,130,671	(15,829)
Turkish Lira	MSC	804,209	9/18/2013	414,353	412,067	(2,286)
Turkish Lira	JPM	275,956	9/18/2013	142,000	141,396	(604)
Turkish Lira	RBS	1,310,148	9/27/2013	701,458	676,747	(24,711)
Total Purchases				$40,225,352	$40,346,262	$120,910

Sales
Australian Dollar	WBC	308,884	9/18/2013	$289,762	$276,618	$13,144
Australian Dollar	SB	154,000	9/18/2013	140,440	137,913	2,527
Australian Dollar	UBS	159,000	9/18/2013	144,192	142,391	1,801
Australian Dollar	SSB	157,000	9/18/2013	143,396	140,600	2,796
Australian Dollar	BB	73,116	9/18/2013	68,985	65,479	3,506
Australian Dollar	CITI	462,000	9/18/2013	432,074	413,740	18,334
Australian Dollar	DB	76,000	9/18/2013	71,480	68,061	3,419
Australian Dollar	SSB	241,442	8/6/2013	216,957	217,020	(63)
Australian Dollar	BOA	401,299	8/1/2013 - 8/2/2013	366,562	360,708	5,854
Australian Dollar	RBS	157,000	9/18/2013	141,604	140,600	1,004
Brazilian Real	RBS	17,256	8/2/2013	7,560	7,564	(4)
Brazilian Real	MSC	1,628,845	8/2/2013 - 8/26/2013	720,000	711,564	8,436
Brazilian Real	UBS	1,062,477	8/8/2013 - 9/3/2013	467,000	463,481	3,519
Brazilian Real	RBC	3,242,981	8/12/2013 - 8/26/2013	1,442,000	1,415,433	26,567
Brazilian Real	JPM	2,897,019	8/8/2013 - 10/17/2013	1,269,852	1,256,961	12,891
Brazilian Real	CSFB	650,593	8/8/2013	287,187	284,700	2,487
British Pound	JPM	50,000	8/8/2013	77,340	76,055	1,285
British Pound	SSB	1,672,880	8/2/2013	2,549,301	2,544,885	4,416
Chilean Peso	CSFB	136,913,840	8/2/2013	268,000	266,447	1,553
Chilean Peso	DB	36,771,080	8/8/2013	73,074	71,499	1,575
Chilean Peso	BB	112,408,410	8/8/2013	223,033	218,571	4,462
Chinese Yuan	BB	7,165,793	8/22/2013	1,138,000	1,167,101	(29,101)
Chinese Yuan	WBC	608,377	8/22/2013	98,260	99,087	(827)
Chinese Yuan	DB	5,350,611	9/18/2013 - 1/8/2014	862,000	865,374	(3,374)
Chinese Yuan	HSBC	6,855,979	8/22/2013 - 9/18/2013	1,106,401	1,115,975	(9,574)
Czech Republic Koruna	SSB	10,297,086	9/18/2013	523,229	528,600	(5,371)
Czech Republic Koruna	BOA	2,830,643	9/18/2013	141,879	145,311	(3,432)
Czech Republic Koruna	BNP	2,787,885	9/18/2013	139,276	143,116	(3,840)
Euro	SSB	694,158	8/2/2013 - 8/5/2013	921,138	923,477	(2,339)
Euro	CSFB	55,000	9/18/2013	72,601	73,173	(572)
Euro	BNP	669,517	9/18/2013	891,950	890,741	1,209
Euro	MSC	109,000	9/18/2013	145,908	145,016	892
Euro	SSB	109,000	9/18/2013	143,068	145,016	(1,948)
Euro	JPM	1,030,251	8/7/2013 - 9/18/2013	1,337,582	1,370,627	(33,045)
Euro	DB	108,000	9/18/2013	142,891	143,678	(787)
Euro	BB	326,000	9/18/2013	432,356	433,719	(1,363)
Euro	CITI	552,000	9/18/2013	717,891	734,395	(16,504)
Euro	HSBC	884,000	9/18/2013	1,144,537	1,176,096	(31,559)
Euro	BOA	981,000	9/18/2013	1,295,646	1,305,147	(9,501)
Euro	SB	219,000	9/18/2013	284,702	291,363	(6,661)
Euro	BOA	596,839	8/1/2013 - 8/2/2013	791,486	794,006	(2,520)
Euro	DB	1,003,185	9/18/2013	1,330,299	1,334,662	(4,363)
Hungarian Forint	BOA	131,095,706	9/18/2013	570,840	580,494	(9,654)
Hungarian Forint	BB	32,479,380	9/18/2013	143,230	143,819	(589)
Hungarian Forint	DB	299,097,712	9/18/2013	1,314,280	1,324,411	(10,131)
Indian Rupee	DB	17,329,050	8/26/2013	289,842	282,969	6,873
Indonesian Rupiah	SSB	9,443,149	8/1/2013 - 8/2/2013	915	918	(3)
Indonesian Rupiah	CITI	1,456,671,499	8/1/2013	142,000	141,734	266
Israeli Shekel	CITI	422,878	9/18/2013	116,000	118,591	(2,591)
Israeli Shekel	MSC	526,804	9/18/2013	144,500	147,736	(3,236)
Japanese Yen	DB	7,126,272	9/18/2013	72,000	72,818	(818)
Japanese Yen	SB	14,126,444	9/18/2013	142,000	144,348	(2,348)
Japanese Yen	SSB	14,286,489	9/18/2013	147,000	145,983	1,017

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Japanese Yen	BOA	14,213,731	9/18/2013	$143,000	$145,239	($2,239)
Japanese Yen	BOA	17,278,314	8/1/2013 - 8/2/2013	176,406	176,471	(65)
Japanese Yen	BNP	14,163,179	9/18/2013	142,000	144,723	(2,723)
Japanese Yen	SSB	77,142,602	8/2/2013	784,759	787,893	(3,134)
Japanese Yen	CITI	42,194,547	9/18/2013	428,000	431,155	(3,155)
Japanese Yen	MSC	27,484,520	9/18/2013	280,000	280,844	(844)
Japanese Yen	JPM	71,291,890	9/18/2013	710,000	728,479	(18,479)
Japanese Yen	WBC	15,684,670	9/18/2013	165,258	160,270	4,988
Malaysian Ringgit	CITI	930,932	8/30/2013 - 9/3/2013	287,000	286,576	424
Malaysian Ringgit	BB	457,250	8/12/2013	142,000	140,881	1,119
Mexican Peso	BB	16,857,435	9/13/2013	1,327,179	1,314,637	12,542
Mexican Peso	DB	7,232,000	9/18/2013	547,902	563,751	(15,849)
Mexican Peso	SSB	20,553,120	9/18/2013	1,585,112	1,602,163	(17,051)
Mexican Peso	JPM	1,906,518	9/18/2013	147,000	148,618	(1,618)
Mexican Peso	MSC	5,573,750	9/18/2013	435,000	434,487	513
Mexican Peso	RBS	34,230	8/2/2013	2,664	2,680	(16)
Polish Zloty	SSB	4,418,259	9/18/2013	1,352,293	1,378,736	(26,443)
Polish Zloty	BB	478,968	9/18/2013	140,508	149,464	(8,956)
Polish Zloty	DB	471,078	9/18/2013	141,000	147,002	(6,002)
Polish Zloty	BOA	2,347,965	9/18/2013	705,827	732,692	(26,865)
Russian Ruble	CSFB	32,977,903	8/1/2013 - 9/3/2013	1,006,747	998,556	8,191
Russian Ruble	CITI	36,211,288	8/9/2013 - 8/26/2013	1,112,593	1,097,192	15,401
Russian Ruble	MSC	9,436,003	8/12/2013	288,000	285,896	2,104
Russian Ruble	UBS	56,136,271	8/1/2013 - 8/30/2013	1,711,000	1,700,303	10,697
Singapore Dollar	BB	368,578	9/18/2013	291,000	290,118	882
Singapore Dollar	WBC	1,478,000	9/18/2013	1,184,105	1,163,376	20,729
South African Rand	BB	2,813,142	9/18/2013	275,556	283,500	(7,944)
South African Rand	JPM	673,561	9/18/2013	65,356	67,880	(2,524)
South African Rand	UBS	6,331,893	9/18/2013	638,867	638,111	756
South Korean Won	CSFB	322,351,399	8/1/2013	289,468	286,936	2,532
South Korean Won	CITI	325,355,165	8/1/2013	285,000	289,610	(4,610)
Swiss Franc	MSC	166,740	9/18/2013	178,305	180,298	(1,993)
Swiss Franc	UBS	136,890	9/18/2013	143,000	148,021	(5,021)
Turkish Lira	UBS	276,972	9/18/2013	142,000	141,917	83
Turkish Lira	JPM	282,434	9/18/2013	143,000	144,716	(1,716)
Turkish Lira	CITI	1,664,260	9/18/2013	846,000	852,747	(6,747)
Turkish Lira	RBS	4,405,501	9/18/2013	2,243,000	2,257,328	(14,328)
Turkish Lira	MSC	1,377,499	9/18/2013	722,149	705,814	16,335
Turkish Lira	DB	1,310,148	9/27/2013	695,999	670,253	25,746
Total Sales				$48,047,559	$48,169,124	($121,565)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($655)

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
ML	-	Merrill Lynch
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
Cash Management Trust- Collateral Investment	$4,431,715	$50,011,249	$36,280,295	18,162,669	$18,162,669	$101,228
Cash Management Trust- Short Term Investment	8,450,079	183,061,936	174,792,583	16,719,432	16,719,432	12,666
Total Value and Income Earned	12,881,794				34,882,101	113,894

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Large Cap Growth Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (96.9%)	Value

Consumer Discretionary (20.1%)
51,141	Amazon.com, Inc.[a]	$15,404,692
26,500	AutoZone, Inc.[a]	11,887,370
68,500	CBS Corporation	3,619,540
311,400	Comcast Corporation	14,037,912
135,700	Home Depot, Inc.	10,724,371
118,800	Las Vegas Sands Corporation	6,601,716
161,000	NIKE, Inc.	10,130,120
350,200	Sally Beauty Holdings, Inc.[a]	10,684,602

	Total	83,090,323

Consumer Staples (3.1%)
36,997	British American Tobacco plc ADR[b]	3,940,181
52,100	Nestle SA	3,526,266
68,000	Procter & Gamble Company	5,460,400

	Total	12,926,847

Energy (8.0%)
58,900	Consol Energy, Inc.	1,827,667
36,700	EOG Resources, Inc.	5,339,483
134,000	Marathon Oil Corporation	4,872,240
104,600	Schlumberger, Ltd.	8,507,118
879,700	Weatherford International, Ltd.[a]	12,280,612

	Total	32,827,120

Financials (9.9%)
130,800	Citigroup, Inc.	6,819,912
94,339	J.P. Morgan Chase & Company	5,257,512
16,100	MasterCard, Inc.	9,830,821
50,300	Visa, Inc.	8,903,603
225,700	Wells Fargo & Company	9,817,950

	Total	40,629,798

Health Care (13.7%)
173,400	Covidien plc	10,686,642
227,400	Express Scripts Holding Company[a]	14,906,070
291,800	Gilead Sciences, Inc.[a]	17,931,110
32,200	Perrigo Company	4,005,358
82,100	Shire Pharmaceuticals Group plc ADR	8,977,635

	Total	56,506,815

Industrials (10.7%)
73,150	ADT Corporation[a]	2,931,852
150,200	Honeywell International, Inc.	12,463,596
220,900	Jacobs Engineering Group, Inc.[a]	13,077,280
56,700	Union Pacific Corporation	8,992,053
64,500	United Technologies Corporation	6,809,265

	Total	44,274,046

Information Technology (29.5%)
65,052	Apple, Inc.	29,436,030
174,500	Citrix Systems, Inc.[a]	12,567,490
424,700	Facebook, Inc.[a]	15,641,701
26,903	Google, Inc.[a]	23,879,103
162,900	Intel Corporation	3,795,570
147,400	NetApp, Inc.	6,061,088
260,550	QUALCOMM, Inc.	16,818,502
166,600	VMware, Inc.[a]	13,692,854

	Total	121,892,338

Shares	Common Stock (96.9%)	Value

Materials (1.9%)
61,400	Monsanto Company	$6,065,092
18,024	Southern Copper Corporation	469,886
59,000	Teck Resources, Ltd.	1,382,370

	Total	7,917,348

	Total Common Stock (cost $328,834,312)	400,064,635

Shares	Collateral Held for Securities Loaned (0.4%)	Value

1,515,500	Thrivent Cash Management Trust	1,515,500

	Total Collateral Held for Securities Loaned (cost $1,515,500)	1,515,500

Shares or Principal Amount	Short-Term Investments (3.1%)	Value

12,968,594	Thrivent Cash Management Trust 0.070%	12,968,594

	Total Short-Term Investments (at amortized cost)	12,968,594

	Total Investments (cost $343,318,406) 100.4%	$414,548,729

	Other Assets and Liabilities, Net (0.4%)	(1,819,099)

	Total Net Assets 100.0%	$412,729,630

a	Non-income producing security.
b	All or a portion of the security is on loan.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$72,875,261
Gross unrealized depreciation	(1,644,938)

Net unrealized appreciation (depreciation)	$71,230,323

Cost for federal income tax purposes	$343,318,406

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Large Cap Growth Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	83,090,323	83,090,323	–	–
Consumer Staples	12,926,847	9,400,581	3,526,266	–
Energy	32,827,120	32,827,120	–	–
Financials	40,629,798	40,629,798	–	–
Health Care	56,506,815	56,506,815	–	–
Industrials	44,274,046	44,274,046	–	–
Information Technology	121,892,338	121,892,338	–	–
Materials	7,917,348	7,917,348	–	–
Collateral Held for Securities Loaned	1,515,500	1,515,500	–	–
Short-Term Investments	12,968,594	12,968,594	–	–

Total	$414,548,729	$411,022,463	$3,526,266	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
Cash Management Trust- Collateral Investment	$–	$19,200,214	$17,684,714	1,515,500	$1,515,500	$1,681
Cash Management Trust- Short Term Investment	7,293,093	35,712,879	30,037,378	12,968,594	12,968,594	9,718
Total Value and Income Earned	7,293,093				14,484,094	11,399

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Large Cap Value Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (97.0%)	Value

Consumer Discretionary (10.3%)
115,720	CBS Corporation	$6,114,645
244,064	Delphi Automotive plc	13,111,118
56,480	Harley-Davidson, Inc.	3,206,370
71,250	iShares Dow Jones US Home Construction Index Fund	1,587,450
517,631	Lowe’s Companies, Inc.	23,075,990
417,650	News Corporation	12,525,323
119,690	Time Warner Cable, Inc.	13,653,038

	Total	73,273,934

Consumer Staples (6.9%)
282,240	CVS Caremark Corporation	17,354,937
75,050	Kimberly-Clark Corporation	7,414,940
111,158	Kraft Foods Group, Inc.	6,289,320
333,476	Mondelez International, Inc.	10,427,794
84,337	Philip Morris International, Inc.	7,521,174

	Total	49,008,165

Energy (12.2%)
460,610	BP plc ADR	19,087,678
98,259	Chevron Corporation	12,369,826
72,747	EOG Resources, Inc.	10,583,961
178,290	EQT Corporation	15,422,085
546,111	Marathon Oil Corporation	19,856,596
107,700	Schlumberger, Ltd.	8,759,241

	Total	86,079,387

Financials (22.9%)
122,967	ACE, Ltd.	11,236,725
150,490	Allstate Corporation	7,671,980
1,766,610	Bank of America Corporation	25,792,506
614,940	Citigroup, Inc.	32,062,972
382,660	Invesco, Ltd.	12,317,825
477,920	MetLife, Inc.	23,140,886
518,180	Morgan Stanley	14,099,678
170,420	State Street Corporation	11,873,161
70,763	SVB Financial Group[a]	6,171,949
403,905	Wells Fargo & Company	17,569,868

	Total	161,937,550

Health Care (13.6%)
163,340	Baxter International, Inc.	11,930,354
211,976	Covidien plc	13,064,081
122,510	Eli Lilly and Company	6,506,506
26,497	Mallinckrodt, LLC[a]	1,215,947
656,110	Merck & Company, Inc.	31,604,819
402,940	Sanofi ADR	20,743,351
152,353	UnitedHealth Group, Inc.	11,098,916

	Total	96,163,974

Industrials (9.7%)
370,900	CSX Corporation	9,202,029
287,892	General Electric Company	7,015,928
137,726	Honeywell International, Inc.	11,428,504
177,800	Ingersoll-Rand plc	10,854,690
273,490	Jacobs Engineering Group, Inc.[a]	16,190,608
122,440	Pentair, Ltd.	7,478,635
65,402	United Technologies Corporation	6,904,489

	Total	69,074,883

Information Technology (12.3%)
828,230	Cisco Systems, Inc.	21,161,276
342,181	Microsoft Corporation	10,891,621

Shares	Common Stock (97.0%)	Value

Information Technology (12.3%) - continued
245,550	NetApp, Inc.	$10,097,016
537,160	Symantec Corporation	14,331,429
459,950	Texas Instruments, Inc.	18,030,040
269,233	Xilinx, Inc.	12,570,489

	Total	87,081,871

Materials (2.7%)
127,610	Celanese Corporation	6,132,937
191,300	Dow Chemical Company	6,703,152
142,350	Nucor Corporation	6,659,133

	Total	19,495,222

Telecommunications Services (1.7%)
236,749	Verizon Communications, Inc.	11,714,340

	Total	11,714,340

Utilities (4.7%)
452,840	NiSource, Inc.	13,911,245
418,090	PG&E Corporation	19,186,150

	Total	33,097,395

	Total Common Stock (cost $510,679,945)	686,926,721

Shares or Principal Amount	Short-Term Investments (2.7%)	Value

19,278,564	Thrivent Cash Management Trust 0.070%	19,278,564

	Total Short-Term Investments (at amortized cost)	19,278,564

	Total Investments (cost $529,958,509) 99.7%	$706,205,285

	Other Assets and Liabilities, Net 0.3%	2,008,360

	Total Net Assets 100.0%	$708,213,645

a	Non-income producing security.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$177,243,711
Gross unrealized depreciation	(996,935)

Net unrealized appreciation (depreciation)	$176,246,776

Cost for federal income tax purposes	$529,958,509

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Large Cap Value Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	73,273,934	73,273,934	–	–
Consumer Staples	49,008,165	49,008,165	–	–
Energy	86,079,387	86,079,387	–	–
Financials	161,937,550	161,937,550	–	–
Health Care	96,163,974	96,163,974	–	–
Industrials	69,074,883	69,074,883	–	–
Information Technology	87,081,871	87,081,871	–	–
Materials	19,495,222	19,495,222	–	–
Telecommunications Services	11,714,340	11,714,340	–	–
Utilities	33,097,395	33,097,395	–	–
Short-Term Investments	19,278,564	19,278,564	–	–

Total	$706,205,285	$706,205,285	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
Cash Management Trust- Collateral Investment	$7,650,413	$84,821,250	$92,471,663	–	$–	$26,010
Cash Management Trust- Short Term Investment	19,252,997	59,236,385	59,210,818	19,278,564	19,278,564	13,415
Total Value and Income Earned	26,903,410				19,278,564	39,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Large Cap Stock Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (93.4%)	Value

Consumer Discretionary (12.5%)
64,900	Amazon.com, Inc.[a]	$19,549,178
131,700	AutoZone, Inc.[a]	59,077,986
240,300	CBS Corporation	12,697,452
820,600	Comcast Corporation	36,992,648
286,100	Home Depot, Inc.	22,610,483
510,630	Las Vegas Sands Corporation	28,375,709
1,138,300	Sally Beauty Holdings, Inc.[a]	34,729,533

	Total	214,032,989

Consumer Staples (9.0%)
152,500	British American Tobacco plc ADR[b]	16,241,250
485,700	Kimberly-Clark Corporation	47,987,160
323,000	Philip Morris International, Inc.	28,805,140
764,600	Procter & Gamble Company	61,397,380

	Total	154,430,930

Energy (10.3%)
882,670	BP plc ADR	36,577,845
110,565	EOG Resources, Inc.	16,086,102
1,107,900	Marathon Oil Corporation	40,283,244
292,570	Schlumberger, Ltd.	23,794,718
4,205,300	Weatherford International, Ltd.[a]	58,705,988

	Total	175,447,897

Financials (16.5%)
280,400	ACE, Ltd.	25,622,952
671,067	Bank of America Corporation	9,797,578
1,074,250	Citigroup, Inc.	56,011,395
157,300	Goldman Sachs Group, Inc.	25,801,919
1,322,974	J.P. Morgan Chase & Company	73,729,341
22,400	MasterCard, Inc.	13,677,664
457,106	State Street Corporation	31,846,575
1,040,750	Wells Fargo & Company	45,272,625

	Total	281,760,049

Health Care (13.3%)
185,660	Baxter International, Inc.	13,560,606
243,320	Covidien plc	14,995,812
875,600	Eli Lilly and Company	46,503,116
142,500	Express Scripts Holding Company[a]	9,340,875
529,100	Gilead Sciences, Inc.[a]	32,513,195
1,144,970	Merck & Company, Inc.	55,153,205
261,400	Shire Pharmaceuticals Group plc ADR[b]	28,584,090
369,170	UnitedHealth Group, Inc.	26,894,034

	Total	227,544,933

Industrials (9.3%)
211,150	ADT Corporation[a]	8,462,892
277,720	Honeywell International, Inc.	23,045,206
610,280	Jacobs Engineering Group, Inc.[a]	36,128,576
175,200	Union Pacific Corporation	27,784,968
597,820	United Technologies Corporation	63,111,857

	Total	158,533,499

Information Technology (17.9%)
161,478	Apple, Inc.	73,068,795
293,100	Citrix Systems, Inc.[a]	21,109,062
326,300	Facebook, Inc.[a]	12,017,629
49,342	Google, Inc.[a]	43,795,959
1,634,700	Intel Corporation	38,088,510

Shares	Common Stock (93.4%)	Value

Information Technology (17.9%) - continued
244,478	Microsoft Corporation	$7,781,735
565,800	NetApp, Inc.	23,265,696
496,450	QUALCOMM, Inc.	32,045,847
491,600	Symantec Corporation	13,115,888
266,800	VMware, Inc.[a]	21,928,292
424,030	Xilinx, Inc.	19,797,961

	Total	306,015,374

Materials (1.5%)
264,500	Celanese Corporation	12,711,870
112,056	Southern Copper Corporation	2,921,300
464,700	Teck Resources, Ltd.[b]	10,887,921

	Total	26,521,091

Utilities (3.1%)
1,739,480	NiSource, Inc.	53,436,826

	Total	53,436,826

	Total Common Stock (cost $1,265,657,396)	1,597,723,588

Shares	Collateral Held for Securities Loaned (0.9%)	Value

15,219,600	Thrivent Cash Management Trust	15,219,600

	Total Collateral Held for Securities Loaned (cost $15,219,600)	15,219,600

Shares or Principal Amount	Short-Term Investments (6.5%)	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.110%, 12/11/2013[c,d]	4,997,983
	Thrivent Cash Management Trust
106,704,597	0.070%	106,704,597

	Total Short-Term Investments (at amortized cost)	111,702,580

	Total Investments (cost $1,392,579,576) 100.8%	$1,724,645,768

	Other Assets and Liabilities, Net (0.8%)	(13,873,966)

	Total Net Assets 100.0%	$1,710,771,802

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At July 31, 2013, $3,998,387 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Large Cap Stock Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$341,706,969
Gross unrealized depreciation	(9,640,777)
Net unrealized appreciation (depreciation)	$332,066,192

Cost for federal income tax purposes	$1,392,579,576

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	214,032,989	214,032,989	–	–
Consumer Staples	154,430,930	154,430,930	–	–
Energy	175,447,897	175,447,897	–	–
Financials	281,760,049	281,760,049	–	–
Health Care	227,544,933	227,544,933	–	–
Industrials	158,533,499	158,533,499	–	–
Information Technology	306,015,374	306,015,374	–	–
Materials	26,521,091	26,521,091	–	–
Utilities	53,436,826	53,436,826	–	–
Collateral Held for Securities Loaned	15,219,600	15,219,600	–	–
Short-Term Investments	111,702,580	106,704,597	4,997,983	–

Total	$1,724,645,768	$1,719,647,785	$4,997,983	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,914,036	1,914,036	–	–

Total Asset Derivatives	$1,914,036	$1,914,036	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	164	September 2013	$66,986,464	$68,900,500	$1,914,036
Total Futures Contracts					$1,914,036

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
Cash Management Trust- Collateral Investment	$10,379,100	$195,302,951	$190,462,451	15,219,600	$15,219,600	$18,013
Cash Management Trust- Short Term Investment	100,658,452	245,385,204	239,339,059	106,704,597	106,704,597	100,755
Total Value and Income Earned	111,037,552				121,924,197	118,768

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Balanced Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Bank Loans (1.6%)[a]	Value

Basic Materials (0.1%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$200,000	0.000%, 10/18/2017[b,c]	$201,438
	Ineos Group Holdings, Ltd., Term Loan
64,920	4.000%, 5/2/2018	64,757

	Total	266,195

Capital Goods (0.1%)
	ADS Waste Holdings, Term Loan
64,675	4.250%, 10/9/2019	65,119
	Berry Plastics Group, Inc., Term Loan
64,838	3.500%, 2/8/2020	64,756

	Total	129,875

Communications Services (0.6%)
	Clear Channel Communications, Inc., Term Loan
15,192	3.836%, 1/29/2016	14,180
44,808	6.945%, 1/30/2019	41,370
	Grande Communications Networks, LLC, Term Loan
65,000	4.500%, 5/29/2020	64,675
	Hargray Communications Group, Inc., Term Loan
65,000	4.750%, 6/25/2019	64,879
	Integra Telecom Holdings, Inc., Term Loan
64,838	5.250%, 2/22/2019	65,567
	McGraw-Hill Global Education Holdings, LLC, Term Loan
29,925	9.000%, 3/22/2019	30,065
	NEP Broadcasting, LLC, Term Loan
64,675	4.750%, 1/22/2020	65,052
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
440,000	0.000%, 7/30/2018[b,c]	440,000
	TNS, Inc., Term Loan
63,194	5.000%, 2/14/2020	63,590
	Univision Communications, Inc., Term Loan
64,837	4.500%, 3/1/2020	65,081
	Virgin Media Investment Holdings, Ltd., Term Loan
65,000	3.500%, 6/7/2020	64,928
	WideOpenWest Finance, LLC, Term Loan
64,838	4.750%, 3/26/2019	65,337
	WMG Acquisition Corporation, Term Loan
65,000	3.750%, 7/1/2020	65,081
	Yankee Cable Acquisition, LLC, Term Loan
63,792	5.250%, 8/26/2016	64,210
	Zayo Group, LLC, Term Loan
64,673	4.500%, 7/2/2019	65,138

	Total	1,239,153

Consumer Cyclical (0.2%)
	Chrysler Group, LLC, Term Loan
64,835	4.250%, 5/24/2017	65,806

Principal Amount	Bank Loans (1.6%)[a]	Value

Consumer Cyclical (0.2%) - continued
	J.C. Penney Corporation, Inc., Term Loan
$65,000	6.000%, 5/22/2018	$65,339
	ROC Finance, LLC, Term Loan
65,000	5.000%, 4/8/2019	65,325
	Scientific Games International, Inc., Term Loan
65,000	0.000%, 5/22/2020[b,c]	64,797
	Seminole Hard Rock Entertainment, Inc., Term Loan
30,000	3.500%, 5/8/2020	30,075
	Seminole Indian Tribe of Florida, Term Loan
63,862	3.000%, 4/29/2020	64,022

	Total	355,364

Consumer Non-Cyclical (0.1%)
	Albertson’s, Inc., Term Loan
59,850	4.750%, 3/21/2019	60,112
	Del Monte Corporation, Term Loan
9,698	4.000%, 3/8/2018	9,696
	Supervalu, Inc., Term Loan
129,824	2.497%, 3/21/2019[b,c]	130,845

	Total	200,653

Energy (<0.1%)
	Offshore Group Investment, Ltd., Term Loan
29,925	5.750%, 3/28/2019	30,149

	Total	30,149

Financials (<0.1%)
	Harland Clarke Holdings Corporation, Term Loan
65,000	7.000%, 5/22/2018	64,269
	WaveDivision Holdings, LLC, Term Loan
64,675	4.000%, 10/12/2019	64,675

	Total	128,944

Technology (0.1%)
	First Data Corporation Extended, Term Loan
65,000	4.191%, 3/23/2018	64,838
	Freescale Semiconductor Inc., Term Loan
64,837	5.000%, 2/13/2020	65,466
	SunGard Data Systems, Inc., Term Loan
29,925	4.000%, 3/8/2020	30,224

	Total	160,528

Transportation (0.3%)
	American Airlines, Inc., Term Loan
515,000	0.600%, 6/21/2019[b,c]	515,000
	American Petroleum Tankers Parent, LLC, Term Loan
33,704	4.750%, 9/28/2019	33,956

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Balanced Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Bank Loans (1.6%)[a]	Value

Transportation (0.3%) - continued
	U.S. Airways, Inc., Term Loan
$65,000	4.250%, 5/21/2019	$64,965

	Total	613,921

Utilities (0.1%)
	Calpine Corporation, Term Loan
64,669	4.000%, 4/1/2018	65,019
	Intergen NV, Term Loan
65,000	4.231%, 6/5/2020[b,c]	64,838
	Pacific Drilling SA, Term Loan
65,000	4.500%, 6/3/2018	65,650

	Total	195,507

	Total Bank Loans (cost $3,305,026)	3,320,289

Shares	Common Stock (67.6%)	Value

Consumer Discretionary (9.4%)
7,200	Amazon.com, Inc.[d]	2,168,784
4,800	AutoZone, Inc.[d]	2,153,184
35,700	CBS Corporation	1,886,388
98,468	Comcast Corporation[e]	4,438,937
11,772	Dollar Tree, Inc.[d]	631,568
22,251	Foot Locker, Inc.	803,929
21,700	GNC Holdings, Inc.	1,145,326
54,000	Las Vegas Sands Corporation	3,000,780
20,600	Marriott International, Inc.	856,342
32,500	NIKE, Inc.	2,044,900
20,700	Toll Brothers, Inc.[d]	680,409

	Total	19,810,547

Consumer Staples (5.8%)
17,329	Anheuser-Busch InBev NV ADR	1,658,559
15,256	Annie’s, Inc.[d,f]	630,225
13,800	Beam, Inc.	896,862
20,636	British American Tobacco plc ADR	2,197,734
33,500	Nestle SA	2,267,369
26,800	PepsiCo, Inc.	2,238,872
27,700	Procter & Gamble Company	2,224,310

	Total	12,113,931

Energy (5.9%)
56,528	BP plc ADR	2,342,520
7,400	Concho Resources, Inc.[d]	663,706
14,700	EOG Resources, Inc.	2,138,703
57,500	Marathon Oil Corporation	2,090,700
27,800	Schlumberger, Ltd.	2,260,974
10,100	SM Energy Company	694,173
165,300	Weatherford International, Ltd.[d]	2,307,588

	Total	12,498,364

Financials (12.7%)
4,300	Affiliated Managers Group, Inc.[d]	775,505
15,600	Axis Capital Holdings, Ltd.	679,536
217,500	Bank of America Corporation	3,175,500
3,900	Boston Properties, Inc.	417,105
10,600	Camden Property Trust	747,724
63,600	Citigroup, Inc.	3,316,104
44,100	DDR Corporation	753,228
15,900	HCC Insurance Holdings, Inc.	708,027
73,100	Invesco, Ltd.	2,353,089

Shares	Common Stock (67.6%)	Value

Financials (12.7%) - continued
21,681	Lazard, Ltd.	$788,321
11,900	Macerich Company	738,395
5,800	MasterCard, Inc.	3,541,538
22,299	Popular, Inc.[d]	733,637
2,900	Public Storage, Inc.	461,738
2,700	Simon Property Group, Inc.	432,162
22,000	Tanger Factory Outlet Centers, Inc.	713,460
6,800	Ventas, Inc.	447,032
18,300	Visa, Inc.	3,239,283
48,700	Wells Fargo & Company	2,118,450
23,025	Zions Bancorporation	682,461

	Total	26,822,295

Health Care (8.4%)
6,248	Actavis, Inc.[d]	838,919
10,500	BioMarin Pharmaceutical, Inc.[d]	678,825
38,962	Covidien plc	2,401,228
40,900	Express Scripts Holding Company[d]	2,680,995
59,200	Gilead Sciences, Inc.[d]	3,637,840
32,300	Hologic, Inc.[d]	733,210
8,700	Illumina, Inc.[d,f]	694,434
53,300	Sanofi ADR	2,743,884
25,700	Shire Pharmaceuticals Group plc ADR	2,810,295
5,800	Waters Corporation[d]	585,452

	Total	17,805,082

Industrials (8.0%)
18,300	Actuant Corporation	646,173
11,910	B/E Aerospace, Inc.[d]	830,246
17,088	EMCOR Group, Inc.	705,393
11,700	Flowserve Corporation	663,156
15,700	HNI Corporation	598,327
27,300	Honeywell International, Inc.	2,265,354
36,100	Ingersoll-Rand plc	2,203,905
52,334	Jacobs Engineering Group, Inc.[d]	3,098,173
10,788	Manpower, Inc.	721,393
6,400	Stericycle, Inc.[d]	742,016
13,400	Union Pacific Corporation	2,125,106
21,400	United Technologies Corporation	2,259,198

	Total	16,858,440

Information Technology (12.8%)
8,269	Apple, Inc.	3,741,722
29,700	Autodesk, Inc.[d]	1,051,083
28,200	Citrix Systems, Inc.[d]	2,030,964
35,185	E2open, Inc.[d,f]	699,478
118,000	Facebook, Inc.[d]	4,345,940
17,800	Informatica Corporation[d]	679,426
35,000	Jabil Circuit, Inc.	804,650
41,500	Juniper Networks, Inc.[d]	899,305
69,500	NetApp, Inc.	2,857,840
14,300	Rackspace Hosting, Inc.[d]	647,647
30,900	Skyworks Solutions, Inc.[d]	742,218
93,100	Symantec Corporation	2,483,908
9,600	Teradata Corporation[d]	567,552
28,000	VMware, Inc.[d]	2,301,320
65,971	Xilinx, Inc.	3,080,186

	Total	26,933,239

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Balanced Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (67.6%)	Value

Materials (2.5%)
3,500	Airgas, Inc.	$361,235
4,100	Ashland, Inc.	356,044
8,200	Crown Holdings, Inc.[d]	359,406
5,700	FMC Corporation	377,112
86,600	Materials Select Sector SPDR Fund	3,505,568
5,200	Reliance Steel & Aluminum Company	365,040

	Total	5,324,405

Utilities (2.1%)
39,226	Calpine Corporation[d]	784,913
15,358	Southwest Gas Corporation	762,371
71,000	Utilities Select Sector SPDR Fund	2,788,170

	Total	4,335,454

	Total Common Stock (cost $117,068,127)	142,501,757

Principal Amount	Long-Term Fixed Income (29.5%)	Value

Asset-Backed Securities (1.1%)
	Conseco Financial Corporation
168,316	6.330%, 11/1/2029	176,433
	Countrywide Asset-Backed Certificates
98,312	5.859%, 10/25/2046	66,583
	First Horizon ABS Trust
304,517	0.320%, 10/25/2026[g,h]	277,470
	GMAC Mortgage Corporation Loan Trust
413,706	0.370%, 8/25/2035[g,h]	336,499
383,788	0.370%, 12/25/2036[g,h]	322,665
	Popular ABS Mortgage Pass- Through Trust
250,000	5.297%, 11/25/2035	209,397
	Renaissance Home Equity Loan Trust
348,174	5.608%, 5/25/2036	247,226
491,393	5.285%, 1/25/2037	271,526
	Wachovia Asset Securitization, Inc.
483,638	0.330%, 7/25/2037[g,h,i]	412,918

	Total	2,320,717

Basic Materials (0.3%)
	Dow Chemical Company
200,000	4.250%, 11/15/2020	211,620
	Freeport-McMoRan Copper & Gold, Inc.
100,000	3.550%, 3/1/2022	90,357
	Georgia-Pacific, LLC
125,000	3.734%, 7/15/2023[j]	122,757
	LYB International Finance BV
100,000	4.000%, 7/15/2023	99,242
	Xstrata Finance Canada, Ltd.
100,000	1.800%, 10/23/2015[j]	99,570
100,000	2.450%, 10/25/2017[j]	97,633

	Total	721,179

Capital Goods (0.4%)
	Eaton Corporation
100,000	2.750%, 11/2/2022[j]	93,265
	John Deere Capital Corporation
125,000	1.700%, 1/15/2020	118,483

Principal Amount	Long-Term Fixed Income (29.5%)	Value

Capital Goods (0.4%) - continued
	Precision Castparts Corporation
$125,000	1.250%, 1/15/2018	$121,442
	Republic Services, Inc.
100,000	5.000%, 3/1/2020	109,084
	Roper Industries, Inc.
125,000	1.850%, 11/15/2017	123,568
	Textron, Inc.
100,000	7.250%, 10/1/2019	118,342
	United Technologies Corporation
100,000	0.775%, 6/1/2015[h]	100,686

	Total	784,870

Collateralized Mortgage Obligations (0.4%)
	Bear Stearns Mortgage Funding Trust
92,508	0.470%, 8/25/2036[h]	62,214
	HomeBanc Mortgage Trust
451,169	2.456%, 4/25/2037	302,644
	J.P. Morgan Alternative Loan Trust
388,624	2.700%, 3/25/2036	294,989
	Lehman Mortgage Trust
98,493	6.000%, 1/25/2036	88,578
	Master Asset Securitization Trust
146,722	0.690%, 6/25/2036[h]	93,414

	Total	841,839

Commercial Mortgage-Backed Securities (1.3%)
	Bear Stearns Commercial Mortgage Securities, Inc.
65,470	5.613%, 6/11/2050	66,166
	Citigroup/Deutsche Bank Commercial Mortgage
250,000	5.322%, 12/11/2049	275,690
	Commercial Mortgage Pass- Through Certificates
322,972	0.321%, 12/15/2020[h,j]	318,359
	Credit Suisse Mortgage Capital Certificates
584,618	0.361%, 10/15/2021[h,j]	578,728
	Government National Mortgage Association
186,890	3.214%, 1/16/2040	191,882
	GS Mortgage Securities Corporation II
821,074	1.260%, 3/6/2020[h,j]	822,651
	Morgan Stanley Capital I
200,000	3.224%, 7/15/2049	210,287
	Wachovia Bank Commercial Mortgage Trust
370,505	5.765%, 7/15/2045	399,012

	Total	2,862,775

Communications Services (0.7%)
	American Tower Corporation
200,000	5.050%, 9/1/2020	207,288
	AT&T, Inc.
150,000	1.400%, 12/1/2017	146,649
	British Sky Broadcasting Group plc
100,000	3.125%, 11/26/2022[j]	93,896

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Balanced Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (29.5%)	Value

Communications Services (0.7%) - continued
	Cox Communications, Inc.
$100,000	3.250%, 12/15/2022[j]	$91,371
	Crown Castle Towers, LLC
200,000	4.883%, 8/15/2020[j]	212,788
	DIRECTV Holdings, LLC
125,000	1.750%, 1/15/2018	121,124
	Discovery Communications, LLC
100,000	4.950%, 5/15/2042	95,495
	NBC Universal Enterprise, Inc.
125,000	1.662%, 4/15/2018[j]	123,273
	Qwest Communications International, Inc.
150,000	7.125%, 4/1/2018	155,625
	SBA Tower Trust
200,000	5.101%, 4/17/2017[j]	218,731

	Total	1,466,240

Consumer Cyclical (0.5%)
	California Institute of Technology
150,000	4.700%, 11/1/2111	131,753
	Dartmouth College
100,000	3.760%, 6/1/2043	87,990
	Ford Motor Credit Company, LLC
150,000	3.984%, 6/15/2016	157,524
100,000	5.000%, 5/15/2018	108,413
	Home Depot, Inc.
125,000	2.700%, 4/1/2023	118,806
	Macy’s Retail Holdings, Inc.
100,000	7.450%, 7/15/2017	119,599
	President and Fellows of Harvard College
225,000	3.619%, 10/1/2037	199,803
	The Board of Trustees of The Leland Stanford Junior University
200,000	3.563%, 6/1/2044	173,870

	Total	1,097,758

Consumer Non-Cyclical (1.0%)
	AbbVie, Inc.
200,000	1.750%, 11/6/2017[j]	197,637
	Anheuser-Busch InBev Worldwide, Inc.
150,000	1.375%, 7/15/2017	148,764
	Colgate-Palmolive Company
250,000	2.625%, 5/1/2017	258,144
	CVS Caremark Corporation
125,000	6.125%, 9/15/2039	147,934
	Dr Pepper Snapple Group, Inc.
75,000	2.700%, 11/15/2022	69,302
	Express Scripts Holding Company
100,000	3.900%, 2/15/2022	101,793
	Fomento Economico Mexicano SAB de CV
150,000	2.875%, 5/10/2023	136,541
	HCA, Inc.
200,000	6.500%, 2/15/2020	220,250
	Heineken NV
50,000	1.400%, 10/1/2017[j]	48,885
100,000	2.750%, 4/1/2023[j]	91,552

Principal Amount	Long-Term Fixed Income (29.5%)	Value

Consumer Non-Cyclical (1.0%) - continued
	Koninklijke Philips Electronics NV
$150,000	3.750%, 3/15/2022	$150,839
	Medtronic, Inc.
125,000	1.375%, 4/1/2018	122,246
	Mylan, Inc.
90,000	7.875%, 7/15/2020[j]	103,221
100,000	3.125%, 1/15/2023[j]	91,151
	SABMiller Holdings, Inc.
200,000	3.750%, 1/15/2022[j]	203,723
	Sanofi
125,000	1.250%, 4/10/2018	121,865

	Total	2,213,847

Energy (0.2%)
	Chevron Corporation
50,000	2.427%, 6/24/2020	49,557
100,000	3.191%, 6/24/2023	98,559
	DCP Midstream, LLC
50,000	5.850%, 5/21/2043[j]	47,750
	EOG Resources, Inc.
125,000	2.625%, 3/15/2023	116,688
	Marathon Oil Corporation
25,000	0.900%, 11/1/2015	24,989
100,000	2.800%, 11/1/2022	94,033

	Total	431,576

Financials (3.6%)
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
100,000	4.125%, 11/9/2022[j]	92,875
	Bank of America Corporation
100,000	5.650%, 5/1/2018	112,414
75,000	5.875%, 2/7/2042	84,236
	Bank of New York Mellon Corporation
50,000	1.124%, 11/24/2014[h]	50,428
50,000	1.700%, 11/24/2014	50,712
40,000	4.500%, 12/29/2049[k]	37,250
	Bear Stearns Companies, LLC
200,000	6.400%, 10/2/2017	231,548
	Berkshire Hathaway Finance Corporation
100,000	1.600%, 5/15/2017	100,618
	Boston Properties, LP
200,000	4.125%, 5/15/2021	206,465
	Camden Property Trust
75,000	2.950%, 12/15/2022	69,213
	CNA Financial Corporation
200,000	6.500%, 8/15/2016	227,288
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
150,000	4.750%, 1/15/2020[j]	161,892
	DnB Boligkreditt AS
200,000	1.450%, 3/21/2018[j]	194,412
	Duke Realty, LP
100,000	3.875%, 10/15/2022	95,452
	Essex Portfolio, LP
150,000	3.250%, 5/1/2023	138,773
	Fifth Third Bancorp
200,000	5.450%, 1/15/2017	221,126

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Balanced Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (29.5%)	Value

Financials (3.6%) - continued
	General Electric Capital Corporation
$200,000	3.800%, 6/18/2019[j]	$209,192
	Goldman Sachs Group, Inc.
150,000	2.375%, 1/22/2018	148,203
	HSBC Holdings plc
165,000	6.500%, 5/2/2036	187,768
	ING Bank NV
50,000	5.000%, 6/9/2021[j]	53,707
150,000	2.625%, 12/5/2022[j]	139,326
	ING Capital Funding Trust III
50,000	3.874%, 12/29/2049[h,k]	48,500
	International Lease Finance Corporation
100,000	8.625%, 9/15/2015	110,750
	J.P. Morgan Chase & Company
150,000	2.000%, 8/15/2017	150,398
75,000	1.166%, 1/25/2018[h]	75,136
75,000	7.900%, 4/29/2049[k]	83,437
50,000	6.000%, 12/29/2049[k]	49,188
	Kilroy Realty, LP
100,000	3.800%, 1/15/2023	95,080
	Liberty Mutual Group, Inc.
50,000	4.950%, 5/1/2022[j]	51,815
	Liberty Property, LP
200,000	5.500%, 12/15/2016	221,981
	Macquarie Bank, Ltd.
100,000	5.000%, 2/22/2017[j]	107,790
	Metropolitan Life Global Funding I
250,000	3.650%, 6/14/2018[j]	266,122
	Morgan Stanley
200,000	7.300%, 5/13/2019	237,084
75,000	4.100%, 5/22/2023	70,408
	National Australia Bank, Ltd.
125,000	2.000%, 6/20/2017[j]	126,900
	Principal Financial Group, Inc.
200,000	8.875%, 5/15/2019	261,379
	Prudential Financial, Inc.
175,000	6.100%, 6/15/2017	199,629
	Rabobank Capital Funding Trust II
101,000	5.260%, 12/29/2049[j,k]	101,505
	Reinsurance Group of America, Inc.
300,000	5.625%, 3/15/2017	329,001
	Royal Bank of Scotland Group plc
50,000	6.125%, 12/15/2022	48,311
	Simon Property Group, LP
200,000	4.375%, 3/1/2021	213,843
	Skandinaviska Enskilda Banken AB
200,000	1.750%, 3/19/2018[j]	195,707
	SLM Corporation
30,000	4.625%, 9/25/2017	30,150
	Standard Chartered plc
100,000	3.950%, 1/11/2023[j]	93,875
	Svenska Handelsbanken AB
125,000	1.625%, 3/21/2018	122,170
	Swedbank Hypotek AB
200,000	1.375%, 3/28/2018[f,j]	194,000
	Swiss RE Capital I, LP
275,000	6.854%, 5/29/2049[j,k]	288,062

Principal Amount	Long-Term Fixed Income (29.5%)	Value

Financials (3.6%) - continued
	UBS AG/London
$200,000	1.875%, 1/23/2015[j]	$203,540
	UnionBanCal Corporation
125,000	3.500%, 6/18/2022	121,522
	UnitedHealth Group, Inc.
125,000	1.400%, 10/15/2017	122,783
	Ventas Realty, LP
125,000	2.700%, 4/1/2020	118,618
	WEA Finance, LLC
225,000	6.750%, 9/2/2019[j]	267,664
	Wells Fargo & Company
75,000	3.450%, 2/13/2023	71,798
	Willis North America, Inc.
125,000	6.200%, 3/28/2017	138,756

	Total	7,629,800

Foreign Government (0.9%)
	Bank Nederlandse Gemeenten NV
170,000	4.375%, 2/16/2021[j]	187,884
	Chile Government International Bond
200,000	3.875%, 8/5/2020	207,100
	Eksportfinans ASA
100,000	2.375%, 5/25/2016	95,500
	Export Development Canada
350,000	0.750%, 12/15/2017[f]	342,912
	Kommunalbanken AS
200,000	1.000%, 9/26/2017[j]	195,710
	Kommuninvest I Sverige AB
150,000	1.000%, 10/24/2017[j]	147,480
	Mexico Government International Bond
50,000	6.050%, 1/11/2040	55,500
	Province of Manitoba
150,000	1.300%, 4/3/2017	150,945
	Province of New Brunswick
150,000	2.750%, 6/15/2018	156,978
	Province of Ontario
150,000	0.325%, 8/13/2015[h]	149,940
	Sweden Government International Bond
150,000	0.375%, 3/29/2016[j]	149,055

	Total	1,839,004

Mortgage-Backed Securities (8.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,700,000	3.000%, 8/1/2028[c]	1,746,750
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,850,000	3.500%, 8/1/2043[c]	1,860,117
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,525,000	2.500%, 8/1/2028[c]	2,523,027
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,475,000	4.000%, 8/1/2043[c]	2,572,067
2,450,000	3.000%, 9/1/2043[c]	2,370,758
4,500,000	3.500%, 9/1/2043[c]	4,524,961

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Balanced Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (29.5%)	Value

Mortgage-Backed Securities (8.6%) - continued
$2,450,000	4.000%, 9/1/2043[c]	$2,538,430

	Total	18,136,110

Technology (0.3%)
	Affiliated Computer Services, Inc.
200,000	5.200%, 6/1/2015	212,470
	Apple, Inc.
150,000	2.400%, 5/3/2023	137,604
	Motorola Solutions, Inc.
125,000	3.500%, 3/1/2023	118,033
	Oracle Corporation
100,000	1.200%, 10/15/2017	97,819

	Total	565,926

Transportation (0.5%)
	Burlington Northern Santa Fe, LLC
100,000	3.050%, 9/1/2022	96,200
	Canadian Pacific Railway Company
125,000	7.125%, 10/15/2031	152,660
	Continental Airlines, Inc.
125,000	4.150%, 4/11/2024	124,937
	CSX Corporation
200,000	3.700%, 10/30/2020	209,128
	Delta Air Lines, Inc.
82,132	4.950%, 5/23/2019	87,881
48,214	4.750%, 5/7/2020	52,072
	ERAC USA Finance, LLC
200,000	5.250%, 10/1/2020[j]	222,333
	US Airways Pass Through Trust
100,000	3.950%, 11/15/2025	95,250

	Total	1,040,461

U.S. Government and Agencies (8.3%)
	Federal Home Loan Banks
150,000	0.375%, 6/24/2016	148,545
	Federal Home Loan Mortgage Corporation
250,000	1.250%, 8/1/2019	237,935
250,000	1.250%, 10/2/2019	237,480
	U.S. Treasury Bonds
2,165,000	3.000%, 5/15/2042	1,921,775
	U.S. Treasury Bonds, TIPS
154,627	0.750%, 2/15/2042	134,272
	U.S. Treasury Notes
1,000,000	0.250%, 3/31/2015	1,000,000
2,625,000	0.375%, 2/15/2016	2,618,642
250,000	0.750%, 2/28/2018	244,375
6,700,000	1.375%, 1/31/2020	6,493,245
75,000	1.625%, 8/15/2022	69,820
150,000	1.750%, 5/15/2023	139,125
	U.S. Treasury Notes, TIPS
176,340	0.125%, 4/15/2018	182,030
1,118,060	1.125%, 1/15/2021	1,206,283
1,492,266	0.125%, 1/15/2022	1,476,296
1,463,252	0.125%, 1/15/2023	1,426,444

	Total	17,536,267

Principal Amount	Long-Term Fixed Income (29.5%)	Value

Utilities (1.4%)
	Cleveland Electric Illuminating Company
$245,000	5.700%, 4/1/2017	$269,146
	DCP Midstream Operating, LP
150,000	3.875%, 3/15/2023	140,365
	Duke Energy Carolinas, LLC
100,000	4.000%, 9/30/2042	91,847
	Electricite de France SA
100,000	5.250%, 1/29/2049[j,k]	95,625
	Energy Transfer Partners, LP
250,000	4.650%, 6/1/2021	260,072
	Entergy Arkansas, Inc.
100,000	3.050%, 6/1/2023	95,935
	ITC Holdings Corporation
125,000	6.050%, 1/31/2018[j]	141,220
	Kansas City Power & Light Company
150,000	3.150%, 3/15/2023	143,453
	Kinder Morgan Energy Partners, LP
100,000	5.300%, 9/15/2020	110,622
	MidAmerican Energy Holdings Company
225,000	6.500%, 9/15/2037	271,075
	National Rural Utilities Cooperative Finance Corporation
70,000	4.750%, 4/30/2043	67,550
	NiSource Finance Corporation
100,000	6.125%, 3/1/2022	113,786
100,000	3.850%, 2/15/2023	98,095
	ONEOK Partners, LP
200,000	8.625%, 3/1/2019	253,898
	Pennsylvania Electric Company
200,000	5.200%, 4/1/2020	218,244
	Sempra Energy
100,000	2.300%, 4/1/2017	101,613
	Union Electric Company
350,000	6.400%, 6/15/2017	408,625

	Total	2,881,171

	Total Long-Term Fixed Income (cost $62,885,511)	62,369,540

Shares	Mutual Funds (0.8%)	Value

Fixed Income Mutual Funds (0.8%)
320,818	Thrivent High Yield Fund	1,616,921

	Total	1,616,921

	Total Mutual Funds (cost $1,240,493)	1,616,921

Shares	Preferred Stock (0.1%)	Value

Financials (0.1%)
2,600	Discover Financial Services, 6.500%[k]	64,974
675	Farm Credit Bank of Texas, 6.750%[j,k]	67,500
4,000	HSBC Holdings plc, 8.000%[k]	108,920
1,000	The Allstate Corporation, 5.100%	25,120

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Balanced Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Preferred Stock (0.1%)	Value

Financials (0.1%) - continued
1,400	The Goldman Sachs Group, Inc., 5.500%[k]	$33,208

	Total	299,722

	Total Preferred Stock (cost $292,396)	299,722

Shares	Collateral Held for Securities Loaned (1.3%)	Value

2,691,714	Thrivent Cash Management Trust	2,691,714

	Total Collateral Held for Securities Loaned (cost $2,691,714)	2,691,714

Shares or Principal Amount	Short-Term Investments (8.4%)	Value

	Federal Home Loan Bank Discount Notes
100,000	0.093%, 11/22/2013[e,l]	99,971
17,585,144	Thrivent Cash Management Trust 0.070%	17,585,144

	Total Short-Term Investments (at amortized cost)	17,685,115

	Total Investments (cost $205,168,382) 109.3%	$230,485,058

	Other Assets and Liabilities, Net (9.3%)	(19,596,537)

	Total Net Assets 100.0%	$210,888,521

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	At July 31, 2013, $550,771 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
f	All or a portion of the security is on loan.
g	All or a portion of the security is insured or guaranteed.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2013.
i	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Fund owned as of July 31, 2013.

Security	Acquisition Date	Cost
Wachovia Asset Securitization, Inc.	3/16/2007	$483,638
j	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2013, the value of these investments was $7,612,132 or 3.6% of total net assets.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$27,820,144
Gross unrealized depreciation	(2,503,468)

Net unrealized appreciation (depreciation)	$25,316,676

Cost for federal income tax purposes	$205,168,382

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Balanced Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Balanced Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	266,195	–	266,195	–
Capital Goods	129,875	–	129,875	–
Communications Services	1,239,153	–	1,239,153	–
Consumer Cyclical	355,364	–	355,364	–
Consumer Non-Cyclical	200,653	–	200,653	–
Energy	30,149	–	30,149	–
Financials	128,944	–	128,944	–
Technology	160,528	–	160,528	–
Transportation	613,921	–	613,921	–
Utilities	195,507	–	195,507	–
Common Stock
Consumer Discretionary	19,810,547	19,810,547	–	–
Consumer Staples	12,113,931	9,846,562	2,267,369	–
Energy	12,498,364	12,498,364	–	–
Financials	26,822,295	26,822,295	–	–
Health Care	17,805,082	17,805,082	–	–
Industrials	16,858,440	16,858,440	–	–
Information Technology	26,933,239	26,933,239	–	–
Materials	5,324,405	5,324,405	–	–
Utilities	4,335,454	4,335,454	–	–
Long-Term Fixed Income
Asset-Backed Securities	2,320,717	–	2,320,717	–
Basic Materials	721,179	–	721,179	–
Capital Goods	784,870	–	784,870	–
Collateralized Mortgage Obligations	841,839	–	841,839	–
Commercial Mortgage-Backed Securities	2,862,775	–	2,862,775	–
Communications Services	1,466,240	–	1,466,240	–
Consumer Cyclical	1,097,758	–	1,097,758	–
Consumer Non-Cyclical	2,213,847	–	2,213,847	–
Energy	431,576	–	431,576	–
Financials	7,629,800	–	7,629,800	–
Foreign Government	1,839,004	–	1,839,004	–
Mortgage-Backed Securities	18,136,110	–	18,136,110	–
Technology	565,926	–	565,926	–
Transportation	1,040,461	–	1,040,461	–
U.S. Government and Agencies	17,536,267	–	17,536,267	–
Utilities	2,881,171	–	2,881,171	–
Mutual Funds
Fixed Income Mutual Funds	1,616,921	1,616,921	–	–
Preferred Stock
Financials	299,722	232,222	67,500	–
Collateral Held for Securities Loaned	2,691,714	2,691,714	–	–
Short-Term Investments	17,685,115	17,585,144	99,971	–
Total	$230,485,058	$162,360,389	$68,124,669	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	242,630	242,630	–	–
Total Asset Derivatives	$242,630	$242,630	$–	$–

Liability Derivatives
Futures Contracts	163,811	163,811	–	–
Total Liability Derivatives	$163,811	$163,811	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Balanced Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
10-Yr. U.S. Treasury Bond Futures	(60)	September 2013	($7,828,880)	($7,586,250)	$242,630
30-Yr. U.S. Treasury Bond Futures	20	September 2013	2,845,061	2,681,250	(163,811)
Total Futures Contracts					$78,819

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
High Yield	$1,834,321	$–	$230,000	320,818	$1,616,921	$79,924
Cash Management Trust- Collateral Investment	1,067,718	29,740,268	28,116,272	2,691,714	2,691,714	6,747
Cash Management Trust- Short Term Investment	13,922,888	30,974,980	27,312,724	17,585,144	17,585,144	12,675
Total Value and Income Earned	16,824,927				21,893,779	99,346

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

High Yield Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Bank Loans (3.4%)[a]	Value

Communications Services (1.4%)
	Clear Channel Communications, Inc., Term Loan
$5,429,269	3.699%, 1/29/2016[b,c]	$5,067,897
4,215,731	6.945%, 1/30/2019	3,892,173
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,344,125	9.000%, 3/22/2019	2,355,119

	Total	11,315,189

Consumer Non-Cyclical (1.2%)
	Albertson’s, Inc., Term Loan
2,992,500	4.750%, 3/21/2019	3,005,607
	DJO Finance, LLC, Term Loan
2,934,149	4.750%, 9/15/2017	2,958,913
	HCA, Inc., Term Loan
4,270,454	2.936%, 5/1/2018	4,282,198

	Total	10,246,718

Financials (0.3%)
	Nuveen Investments, Inc., Term Loan
2,350,000	6.500%, 2/28/2019	2,347,063

	Total	2,347,063

Technology (0.5%)
	First Data Corporation Extended, Term Loan
3,809,215	4.191%, 3/23/2018	3,799,692

	Total	3,799,692

	Total Bank Loans (cost $27,135,589)	27,708,662

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
2,074,838	5.746%, 5/25/2036	1,551,330
1,600,000	6.011%, 5/25/2036	1,159,589

	Total	2,710,919

Basic Materials (8.2%)
	APERAM
2,355,000	7.750%, 4/1/2018[d]	2,225,475
	Bluescope Steel, Ltd.
1,410,000	7.125%, 5/1/2018[d]	1,452,300
	Chemtura Corporation
470,000	5.750%, 7/15/2021	467,650
	CONSOL Energy, Inc.
1,700,000	8.000%, 4/1/2017	1,812,625
2,430,000	8.250%, 4/1/2020	2,618,325
	FMG Resources Pty. Ltd.
2,370,000	7.000%, 11/1/2015[d,e]	2,423,325
1,410,000	6.000%, 4/1/2017[d,e]	1,410,000
3,300,000	6.875%, 2/1/2018[d,e]	3,366,000
3,860,000	8.250%, 11/1/2019[d,e]	4,072,300
	Graphic Packaging International, Inc.
1,400,000	7.875%, 10/1/2018	1,522,500
710,000	4.750%, 4/15/2021	686,925

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Basic Materials (8.2%) - continued
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
$3,770,000	8.875%, 2/1/2018[e]	$3,920,800
950,000	9.000%, 11/15/2020[e]	961,875
	INEOS Group Holdings SA
1,410,000	6.125%, 8/15/2018[d]	1,374,750
	Inmet Mining Corporation
3,400,000	8.750%, 6/1/2020[d]	3,570,000
2,600,000	7.500%, 6/1/2021[d]	2,600,000
	Magnetation, LLC
2,360,000	11.000%, 5/15/2018[d]	2,312,800
	Midwest Vanadium Pty. Ltd.
3,070,000	11.500%, 2/15/2018[f]	2,256,450
	NOVA Chemicals Corporation
4,890,000	8.625%, 11/1/2019	5,403,450
710,000	5.250%, 8/1/2023[d]	710,000
	Novelis, Inc.
3,550,000	8.750%, 12/15/2020	3,913,875
	Resolute Forest Products, Inc.
2,830,000	5.875%, 5/15/2023[d]	2,547,000
	Ryerson, Inc.
1,900,000	9.000%, 10/15/2017[d]	1,976,000
	Sappi Papier Holding GmbH
2,355,000	8.375%, 6/15/2019[d]	2,490,412
	Severstal Columbus, LLC
3,400,000	10.250%, 2/15/2018	3,604,000
	Tembec Industries, Inc.
2,820,000	11.250%, 12/15/2018	3,059,700
	US Coatings Acquisition, Inc./Flash Dutch 2 BV
1,420,000	7.375%, 5/1/2021[d,e]	1,471,475
	Westmoreland Coal Company
2,360,000	10.750%, 2/1/2018	2,525,200

	Total	66,755,212

Capital Goods (8.5%)
	BE Aerospace, Inc.
3,280,000	6.875%, 10/1/2020	3,567,000
	Case New Holland, Inc.
2,210,000	7.875%, 12/1/2017	2,591,225
	Cemex Finance, LLC
2,370,000	9.375%, 10/12/2017[d]	2,654,400
	Cemex SAB de CV
2,370,000	9.000%, 1/11/2018[d]	2,577,375
	CNH Capital, LLC
1,500,000	3.875%, 11/1/2015	1,541,250
2,350,000	3.625%, 4/15/2018[d]	2,308,875
	Coleman Cable, Inc.
1,580,000	9.000%, 2/15/2018	1,674,800
	EnergySolutions, Inc.
2,350,000	10.750%, 8/15/2018	2,549,750
	Liberty Tire Recycling
1,870,000	11.000%, 10/1/2016[f]	1,888,700
	Manitowoc Company, Inc.
4,270,000	8.500%, 11/1/2020	4,803,750
	Milacron, LLC
2,360,000	7.750%, 2/15/2021[d]	2,407,200
	Nortek, Inc.
2,840,000	10.000%, 12/1/2018	3,102,700
1,000,000	8.500%, 4/15/2021[d]	1,072,500
2,860,000	8.500%, 4/15/2021	3,095,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

High Yield Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Capital Goods (8.5%) - continued
	Owens-Illinois, Inc.
$3,030,000	7.800%, 5/15/2018	$3,492,075
	RBS Global, Inc.
3,980,000	8.500%, 5/1/2018	4,298,400
	Reynolds Group Issuer, Inc.
1,420,000	9.000%, 4/15/2019	1,476,800
2,340,000	9.875%, 8/15/2019	2,527,200
1,900,000	5.750%, 10/15/2020	1,933,250
2,370,000	8.250%, 2/15/2021	2,411,475
	RSC Equipment Rental, Inc.
2,780,000	8.250%, 2/1/2021	3,106,650
	Safeway Group Holding, LLC
2,825,000	7.000%, 5/15/2018[d]	2,839,125
	Silgan Holdings, Inc.
3,530,000	5.000%, 4/1/2020	3,547,650
	Tekni-Plex, Inc.
2,388,000	9.750%, 6/1/2019[d]	2,662,620
	United Rentals North America, Inc.
930,000	7.375%, 5/15/2020	1,025,325
	UR Financing Escrow Corporation
3,750,000	7.625%, 4/15/2022	4,181,250

	Total	69,337,295

Communications Services (16.1%)
	Altice Finco SA
950,000	9.875%, 12/15/2020[d,e]	1,040,250
	AMC Networks, Inc.
4,690,000	7.750%, 7/15/2021	5,252,800
	CCO Holdings, LLC
3,750,000	7.250%, 10/30/2017	3,984,375
1,890,000	7.000%, 1/15/2019	2,003,400
700,000	7.375%, 6/1/2020	754,250
	CenturyLink, Inc.
1,070,000	5.625%, 4/1/2020	1,094,075
	Cequel Communications Escrow 1, LLC
3,180,000	6.375%, 9/15/2020[d]	3,283,350
	Clear Channel Worldwide Holdings, Inc.
5,000,000	6.500%, 11/15/2022	5,225,000
	Crown Castle International Corporation
5,000,000	5.250%, 1/15/2023	4,812,500
	Digicel, Ltd.
3,790,000	8.250%, 9/1/2017[d]	3,951,075
1,470,000	7.000%, 2/15/2020[d]	1,499,400
4,710,000	6.000%, 4/15/2021[d]	4,615,800
	DISH DBS Corporation
2,355,000	5.125%, 5/1/2020[d]	2,313,787
	Eileme 2 AB
3,740,000	11.625%, 1/31/2020[d]	4,375,800
	Frontier Communications Corporation
2,810,000	8.250%, 4/15/2017[e]	3,175,300
	Hughes Satellite Systems Corporation
4,400,000	6.500%, 6/15/2019	4,675,000
	Intelsat Jackson Holdings SA
7,030,000	7.250%, 10/15/2020	7,609,975
1,420,000	6.625%, 12/15/2022[d]	1,451,950
	Intelsat Luxembourg SA
3,290,000	7.750%, 6/1/2021[d]	3,462,725

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Communications Services (16.1%) - continued
	Level 3 Financing, Inc.
$3,700,000	8.625%, 7/15/2020	$4,070,000
	McGraw-Hill Global Education Holdings, LLC
4,705,000	9.750%, 4/1/2021[d]	4,940,250
	MDC Partners, Inc.
2,350,000	6.750%, 4/1/2020[d]	2,408,750
	NII International Telecom Sarl
2,360,000	7.875%, 8/15/2019[d]	2,265,600
3,775,000	11.375%, 8/15/2019[d]	4,143,063
	Satmex Escrow SA de CV
4,770,000	9.500%, 5/15/2017	5,247,000
	Sprint Nextel Corporation
7,620,000	9.000%, 11/15/2018[d]	9,029,700
2,530,000	7.000%, 3/1/2020[d]	2,757,700
	Unitymedia Hessen GmbH & Company KG
4,650,000	5.500%, 1/15/2023[d]	4,522,125
	Univision Communications, Inc.
3,000,000	6.750%, 9/15/2022[d]	3,225,000
	UPC Holding BV
4,000,000	9.875%, 4/15/2018[d]	4,360,000
	UPCB Finance V, Ltd.
1,400,000	7.250%, 11/15/2021[d]	1,508,500
	Virgin Media Finance plc
1,042,000	8.375%, 10/15/2019	1,133,175
	WideOpenWest Finance, LLC
4,880,000	10.250%, 7/15/2019	5,368,000
	Wind Acquisition Finance SA
4,740,000	11.750%, 7/15/2017[d]	5,000,700
	XM Satellite Radio, Inc.
3,320,000	7.625%, 11/1/2018[d]	3,660,300
	Zayo Group, LLC
3,075,000	8.125%, 1/1/2020	3,382,500

	Total	131,603,175

Consumer Cyclical (14.6%)
	Algeco Scotsman Global Finance plc
3,320,000	8.500%, 10/15/2018[d,e]	3,419,600
	Beazer Homes USA, Inc.
950,000	9.125%, 6/15/2018	1,011,750
3,470,000	9.125%, 5/15/2019	3,695,550
	Best Buy Company, Inc.
2,360,000	5.000%, 8/1/2018	2,344,530
	Brookfield Residential Properties, Inc.
2,370,000	6.500%, 12/15/2020[d]	2,482,575
1,890,000	6.125%, 7/1/2022[d]	1,932,525
	Burlington Coat Factory Warehouse Corporation
3,350,000	10.000%, 2/15/2019	3,743,625
	Chassix, Inc.
470,000	9.250%, 8/1/2018[d]	489,975
	Choice Hotels International, Inc.
3,996,000	5.750%, 7/1/2022	4,195,800
	Chrysler Group, LLC
2,230,000	8.000%, 6/15/2019	2,433,487
2,400,000	8.250%, 6/15/2021[e]	2,670,000
	Cinemark USA, Inc.
2,205,000	4.875%, 6/1/2023[d,e]	2,083,725

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

High Yield Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Consumer Cyclical (14.6%) - continued
	CST Brands, Inc.
$1,890,000	5.000%, 5/1/2023[d]	$1,866,375
	DineEquity, Inc.
3,800,000	9.500%, 10/30/2018[e]	4,284,538
	Eldorado Resorts, LLC
4,330,000	8.625%, 6/15/2019[f]	4,297,525
	General Motors Financial Company, Inc.
2,600,000	4.750%, 8/15/2017[d]	2,726,750
1,980,000	3.250%, 5/15/2018[d]	1,935,450
1,190,000	6.750%, 6/1/2018	1,326,850
	Jaguar Land Rover Automotive plc
950,000	5.625%, 2/1/2023[d,e]	931,000
	KB Home
930,000	7.250%, 6/15/2018	1,016,025
1,750,000	8.000%, 3/15/2020[e]	1,951,250
1,420,000	7.500%, 9/15/2022	1,522,950
	L Brands, Inc.
1,430,000	6.625%, 4/1/2021	1,573,000
1,640,000	5.625%, 2/15/2022	1,699,450
	Lear Corporation
1,560,000	7.875%, 3/15/2018	1,661,400
1,560,000	8.125%, 3/15/2020	1,719,900
990,000	4.750%, 1/15/2023[d]	970,200
	LKQ Corporation
2,590,000	4.750%, 5/15/2023[d]	2,483,163
	MCE Finance, Ltd.
2,130,000	5.000%, 2/15/2021[d]	2,034,150
	MGM Resorts International
4,693,000	10.000%, 11/1/2016	5,608,135
	New Cotai, LLC
3,295,000	10.625%, 5/1/2019[f]	3,295,000
	Realogy Group, LLC
1,410,000	3.375%, 5/1/2016[d,e]	1,410,000
	RHP Hotel Properties, LP
3,880,000	5.000%, 4/15/2021[d]	3,802,400
	ROC Finance, LLC
4,220,000	12.125%, 9/1/2018[d]	4,810,800
	Royal Caribbean Cruises, Ltd.
5,655,000	5.250%, 11/15/2022[e]	5,697,413
	Seminole Indian Tribe of Florida
4,170,000	7.804%, 10/1/2020[d]	4,441,050
	Seven Seas Cruises S de RL, LLC
4,730,000	9.125%, 5/15/2019	5,096,575
	Six Flags Entertainment Corporation
4,770,000	5.250%, 1/15/2021[d]	4,662,675
	Studio City Finance, Ltd.
4,760,000	8.500%, 12/1/2020[d]	5,021,800
	Tunica-Biloxi Gaming Authority
4,230,000	9.000%, 11/15/2015[f]	3,828,150
	West Corporation
4,350,000	8.625%, 10/1/2018	4,730,625
2,140,000	7.875%, 1/15/2019	2,295,150

	Total	119,202,891

Consumer Non-Cyclical (11.1%)
	B&G Foods, Inc.
3,300,000	4.625%, 6/1/2021	3,188,625
	Biomet, Inc.
3,225,000	6.500%, 8/1/2020	3,386,250
1,885,000	6.500%, 10/1/2020	1,934,481

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Consumer Non-Cyclical (11.1%) - continued
	CDRT Holding Corporation
$3,310,000	9.250%, 10/1/2017[d]	$3,380,337
	DJO Finance, LLC
3,250,000	8.750%, 3/15/2018	3,550,625
	Emergency Medical Services Corporation
4,630,000	8.125%, 6/1/2019	5,023,550
	Endo Health Solutions, Inc.
4,240,000	7.250%, 1/15/2022	4,420,200
	Fresenius Medical Care US Finance, Inc.
2,340,000	6.500%, 9/15/2018[d]	2,579,850
2,350,000	5.750%, 2/15/2021[d]	2,479,250
	Grifols, Inc.
3,620,000	8.250%, 2/1/2018	3,914,125
	HCA, Inc.
2,355,000	6.500%, 2/15/2020	2,593,444
2,360,000	5.875%, 3/15/2022	2,495,700
2,140,000	4.750%, 5/1/2023	2,065,100
	Health Management Associates, Inc.
4,345,000	7.375%, 1/15/2020	4,920,712
	JBS Finance II, Ltd.
4,450,000	8.250%, 1/29/2018[f]	4,683,625
	JBS USA, LLC/JBS USA Finance, Inc.
2,850,000	11.625%, 5/1/2014	3,028,980
	Libbey Glass, Inc.
2,979,000	6.875%, 5/15/2020	3,187,530
	Michael Foods Holding, Inc.
2,268,000	8.500%, 7/15/2018[d]	2,358,720
	Michael Foods, Inc.
2,355,000	9.750%, 7/15/2018	2,590,500
	Revlon Consumer Products Corporation
4,740,000	5.750%, 2/15/2021[d]	4,781,475
	Rite Aid Corporation
2,835,000	6.750%, 6/15/2021[d,e]	2,842,088
	Spectrum Brands Escrow Corporation
1,930,000	6.375%, 11/15/2020[d]	2,050,625
1,820,000	6.625%, 11/15/2022[d]	1,947,400
	Teleflex, Inc.
3,790,000	6.875%, 6/1/2019	4,017,400
	Valeant Pharmaceuticals International
2,900,000	7.250%, 7/15/2022[d]	3,081,250
	Visant Corporation
4,360,000	10.000%, 10/1/2017	4,120,200
	VPII Escrow Corporation
1,650,000	7.500%, 7/15/2021[d]	1,769,625
	Warner Chilcott Company, LLC
4,115,000	7.750%, 9/15/2018	4,511,069

	Total	90,902,736

Energy (12.5%)
	Approach Resources, Inc.
2,360,000	7.000%, 6/15/2021	2,383,600
	Bonanza Creek Energy, Inc.
2,125,000	6.750%, 4/15/2021	2,178,125
	Bristow Group, Inc.
3,580,000	6.250%, 10/15/2022	3,723,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

High Yield Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Energy (12.5%) - continued
	Chaparral Energy, Inc.
$3,850,000	7.625%, 11/15/2022	$3,936,625
	Concho Resources, Inc.
4,760,000	6.500%, 1/15/2022	5,093,200
	Continental Resources, Inc.
1,880,000	5.000%, 9/15/2022	1,889,400
2,585,000	4.500%, 4/15/2023	2,513,913
	Energy XXI Gulf Coast, Inc.
1,890,000	9.250%, 12/15/2017	2,097,900
1,420,000	7.750%, 6/15/2019	1,491,000
	Exterran Partners, LP
3,720,000	6.000%, 4/1/2021[d]	3,775,800
	Halcon Resources Corporation
4,750,000	8.875%, 5/15/2021	4,797,500
	Harvest Operations Corporation
4,710,000	6.875%, 10/1/2017	5,192,775
	Kodiak Oil & Gas Corporation
3,320,000	5.500%, 1/15/2021[d,e]	3,344,900
1,420,000	5.500%, 2/1/2022[d]	1,416,450
	Linn Energy, LLC
2,250,000	8.625%, 4/15/2020	2,340,000
1,930,000	7.750%, 2/1/2021	1,949,300
	Markwest Energy Partners, LP
1,521,000	6.250%, 6/15/2022	1,627,470
	MEG Energy Corporation
945,000	6.500%, 3/15/2021[d]	963,900
2,840,000	6.375%, 1/30/2023[d]	2,840,000
	Memorial Production Partners, LP
2,830,000	7.625%, 5/1/2021[d]	2,745,100
	Northern Oil and Gas, Inc.
3,535,000	8.000%, 6/1/2020	3,632,213
	Northern Tier Energy, LLC
2,980,000	7.125%, 11/15/2020[d]	2,987,450
	Oasis Petroleum, Inc.
2,430,000	7.250%, 2/1/2019	2,594,025
1,410,000	6.500%, 11/1/2021	1,494,600
	Offshore Group Investment, Ltd.
3,770,000	7.125%, 4/1/2023[d]	3,779,425
	Pacific Drilling V, Ltd.
3,190,000	7.250%, 12/1/2017[d]	3,381,400
	Plains Exploration & Production Company
2,500,000	6.125%, 6/15/2019	2,677,897
1,500,000	6.750%, 2/1/2022	1,605,973
	Precision Drilling Corporation
2,200,000	6.625%, 11/15/2020	2,310,000
940,000	6.500%, 12/15/2021	991,700
	QEP Resources, Inc.
5,135,000	6.875%, 3/1/2021	5,725,525
	Range Resources Corporation
660,000	5.000%, 8/15/2022	666,600
3,760,000	5.000%, 3/15/2023	3,760,000
	SESI, LLC
1,550,000	6.375%, 5/1/2019	1,635,250
2,800,000	7.125%, 12/15/2021	3,052,000
	United Refining Company
4,290,000	10.500%, 2/28/2018	4,761,900
	Western Refining, Inc.
940,000	6.250%, 4/1/2021[d]	925,900

	Total	102,282,016

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Financials (7.4%)
	Ally Financial, Inc.
$4,910,000	7.500%, 9/15/2020	$5,701,738
	Aviv Healthcare Properties, LP
4,730,000	7.750%, 2/15/2019	5,084,750
	Banco do Brasil SA/Cayman Islands
1,250,000	6.250%, 12/31/2049[d,g]	1,037,500
	BBVA International Preferred SA Unipersonal
1,415,000	5.919%, 12/29/2049[g]	1,287,650
	Citigroup, Inc.
1,500,000	5.350%, 4/29/2049[g]	1,368,750
	Community Choice Financial, Inc.
2,380,000	10.750%, 5/1/2019	2,272,900
	CyrusOne, LP
3,960,000	6.375%, 11/15/2022[e]	4,158,000
	DDR Corporation
720,000	4.625%, 7/15/2022	739,823
	Developers Diversified Realty Corporation
2,810,000	7.875%, 9/1/2020	3,466,427
	Icahn Enterprises, LP
6,640,000	8.000%, 1/15/2018	7,013,500
4,720,000	6.000%, 8/1/2020[d]	4,702,300
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015	2,491,875
1,400,000	8.875%, 9/1/2017	1,624,000
	Jefferies Finance, LLC
2,350,000	7.375%, 4/1/2020[d]	2,373,500
	Milestone Aviation Group, LLC
950,000	8.625%, 12/15/2017[f]	999,875
	Omega Healthcare Investors, Inc.
6,100,000	5.875%, 3/15/2024	6,267,750
	PNC Financial Services Group, Inc.
480,000	4.850%, 5/29/2049[g]	436,800
	Royal Bank of Scotland Group plc
1,885,000	7.640%, 3/29/2049[g]	1,701,213
	Societe Generale SA
2,070,000	6.625%, 12/11/2049[g]	2,090,700
	Speedy Cash Intermediate Holdings Corporation
2,720,000	10.750%, 5/15/2018[d]	2,869,600
	TMX Finance, LLC
1,415,000	8.500%, 9/15/2018[d]	1,457,450
	XL Group plc
1,500,000	6.500%, 12/31/2049[g]	1,473,750

	Total	60,619,851

Foreign Government (0.3%)
	Eksportfinans ASA
2,330,000	2.375%, 5/25/2016	2,225,150

	Total	2,225,150

Technology (4.5%)
	Alliance Data Systems Corporation
3,810,000	5.250%, 12/1/2017[d]	3,981,450
3,535,000	6.375%, 4/1/2020[d]	3,729,425
	Amkor Technology, Inc.
2,870,000	6.625%, 6/1/2021[e]	2,891,525

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

High Yield Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Technology (4.5%) - continued
	Brocade Communications Systems, Inc.
$3,410,000	4.625%, 1/15/2023[d]	$3,205,400
	First Data Corporation
3,304,000	11.250%, 3/31/2016[e]	3,287,480
1,000,000	7.375%, 6/15/2019[d]	1,050,000
1,629,000	12.625%, 1/15/2021	1,785,791
	Flextronics International, Ltd.
2,000,000	4.625%, 2/15/2020[d]	1,990,000
	Freescale Semiconductor, Inc.
1,890,000	8.050%, 2/1/2020[e]	2,017,575
2,089,000	10.750%, 8/1/2020	2,339,680
	Infor US, Inc.
2,910,000	9.375%, 4/1/2019	3,251,925
	NXP BV/NXP Funding, LLC
3,285,000	5.750%, 3/15/2023[d]	3,317,850
	Sensata Technologies BV
1,900,000	6.500%, 5/15/2019[d]	2,033,000
2,350,000	4.875%, 10/15/2023[d]	2,267,750

	Total	37,148,851

Transportation (4.3%)
	Avis Budget Car Rental, LLC
4,670,000	8.250%, 1/15/2019	5,101,975
3,150,000	5.500%, 4/1/2023[d]	3,102,750
	Continental Airlines, Inc.
2,750,000	6.750%, 9/15/2015[d]	2,839,375
1,440,000	6.125%, 4/29/2018	1,465,200
470,000	6.250%, 4/11/2020	490,563
	Delta Air Lines 2012-1 Class B Pass Through Trust
2,570,459	6.875%, 5/7/2019[d]	2,739,145
	HDTFS, Inc.
710,000	6.250%, 10/15/2022	752,600
	Hornbeck Offshore Services, Inc.
1,885,000	5.875%, 4/1/2020	1,917,988
1,410,000	5.000%, 3/1/2021[d]	1,353,600
	Navios Maritime Acquisition Corporation
1,430,000	8.625%, 11/1/2017	1,487,200
	Navios Maritime Holdings, Inc.
2,590,000	8.875%, 11/1/2017	2,716,262
2,030,000	8.125%, 2/15/2019[e]	1,931,038
	Navios South American Logistics, Inc.
940,000	9.250%, 4/15/2019[d]	1,012,850
1,240,000	9.250%, 4/15/2019	1,336,100
	Ultrapetrol Bahamas, Ltd.
2,360,000	8.875%, 6/15/2021[d]	2,407,200
	United Air Lines, Inc.
1,251,862	9.750%, 1/15/2017	1,430,252
	United Continental Holdings, Inc.
470,000	6.375%, 6/1/2018[e]	474,700
	US Airways Group, Inc.
2,400,000	6.125%, 6/1/2018	2,298,000

	Total	34,856,798

Utilities (5.2%)
	Access Midstream Partners, LP
1,280,000	4.875%, 5/15/2023	1,216,000
	AES Corporation
5,350,000	7.375%, 7/1/2021	6,045,500

Principal Amount	Long-Term Fixed Income (93.0%)	Value

Utilities (5.2%) - continued
	Atlas Pipeline Partners, LP
$3,770,000	4.750%, 11/15/2021[d]	$3,458,975
	Chesapeake Midstream Partners, LP
810,000	6.125%, 7/15/2022	848,475
	Covanta Holding Corporation
2,400,000	7.250%, 12/1/2020	2,594,719
1,650,000	6.375%, 10/1/2022	1,697,644
	Crosstex Energy, LP/Crosstex Energy Finance Corporation
3,270,000	8.875%, 2/15/2018	3,482,550
940,000	7.125%, 6/1/2022	970,550
	Electricite de France SA
2,500,000	5.250%, 1/29/2049[d,g]	2,390,625
	Energy Future Intermediate Holding Company, LLC
2,360,000	11.750%, 3/1/2022[d]	2,625,500
	Holly Energy Partners, LP
1,870,000	8.250%, 3/15/2018	1,991,550
820,000	6.500%, 3/1/2020	856,900
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043	1,109,750
	NRG Energy, Inc.
4,740,000	6.625%, 3/15/2023	4,858,500
	Regency Energy Partners, LP
3,330,000	6.875%, 12/1/2018	3,596,400
760,000	5.500%, 4/15/2023	767,600
	Targa Resources Partners, LP
4,280,000	5.250%, 5/1/2023[d]	4,215,800

	Total	42,727,038

	Total Long-Term Fixed Income (cost $732,327,467)	760,371,932

Shares	Preferred Stock (0.6%)	Value

Financials (0.6%)
48,000	Discover Financial Services, 6.500%[g]	1,199,520
46,179	The Goldman Sachs Group, Inc., 5.500%[g]	1,095,366
47,128	Ventas Realty, LP, 5.450%	1,061,322
1,440	Wells Fargo & Company, Convertible, 7.500%[g]	1,674,720

	Total	5,030,928

	Total Preferred Stock (cost $5,523,374)	5,030,928

Shares	Common Stock (0.1%)	Value

Consumer Discretionary (<0.1%)
1,370	Lear Corporation	94,900
153	Lear Corporation Warrants,
	$0.01, expires 11/9/2014[h]	20,762
36,330	TVMAX Holdings, Inc.[h,i]	4

	Total	115,666

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

High Yield Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Shares	Common Stock (0.1%)	Value

Financials (0.1%)
10	New Cotai, LLC[h,i]	$309,684

	Total	309,684

	Total Common Stock (cost $2,643,077)	425,350

Shares	Collateral Held for Securities Loaned (6.9%)	Value

56,573,225	Thrivent Cash Management Trust	56,573,225

	Total Collateral Held for Securities Loaned (cost $56,573,225)	56,573,225

Shares or Principal Amount	Short-Term Investments (3.2%)	Value

	Federal Home Loan Bank Discount Notes
200,000	0.093%, 11/22/2013[j,k]	199,941
300,000	0.105%, 12/4/2013[j]	299,891
24,695,635	Thrivent Cash Management Trust 0.070%	24,695,635
	U.S. Treasury Bills
700,000	0.062%, 12/26/2013[j,l]	699,822

	Total Short-Term Investments (at amortized cost)	25,895,289

	Total Investments (cost $850,098,021) 107.2%	$876,005,386

	Other Assets and Liabilities, Net (7.2%)	(58,757,421)

	Total Net Assets 100.0%	$817,247,965

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2013, the value of these investments was $285,435,960 or 34.9% of total net assets.
e	All or a portion of the security is on loan.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Fund owned as of July 31, 2013.

Security	Acquisition Date	Cost
Eldorado Resorts, LLC	5/19/2011	$4,249,368
JBS Finance II, Ltd.	7/22/2010	$4,389,213
Liberty Tire Recycling	9/23/2010	$1,849,972
Midwest Vanadium Pty. Ltd.	2/9/2011	$2,895,138
Milestone Aviation Group, LLC	12/12/2012	$950,000
New Cotai, LLC	4/12/2013	$3,013,059
Tunica-Biloxi Gaming Authority	11/8/2005	$4,218,610

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Non-income producing security.
i	Security is fair valued.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At July 31, 2013, $99,971 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
l	At July 31, 2013, $599,848 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$35,585,692
Gross unrealized depreciation	(9,678,327)

Net unrealized appreciation (depreciation)	$25,907,365

Cost for federal income tax purposes	$850,098,021

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

High Yield Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Communications Services	11,315,189	–	11,315,189	–
Consumer Non-Cyclical	10,246,718	–	10,246,718	–
Financials	2,347,063	–	2,347,063	–
Technology	3,799,692	–	3,799,692	–
Long-Term Fixed Income
Asset-Backed Securities	2,710,919	–	2,710,919	–
Basic Materials	66,755,212	–	66,755,212	–
Capital Goods	69,337,295	–	69,337,295	–
Communications Services	131,603,175	–	131,603,175	–
Consumer Cyclical	119,202,891	–	119,202,891	–
Consumer Non-Cyclical	90,902,736	–	90,902,736	–
Energy	102,282,016	–	102,282,016	–
Financials	60,619,851	–	60,619,851	–
Foreign Government	2,225,150	–	2,225,150	–
Technology	37,148,851	–	37,148,851	–
Transportation	34,856,798	–	34,856,798	–
Utilities	42,727,038	–	42,727,038	–
Preferred Stock
Financials	5,030,928	5,030,928	–	–
Common Stock
Consumer Discretionary	115,666	115,662	–	4
Financials	309,684	–	–	309,684
Collateral Held for Securities Loaned	56,573,225	56,573,225	–	–
Short-Term Investments	25,895,289	24,695,635	1,199,654	–
Total	$876,005,386	$86,415,450	$789,280,248	$309,688

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Credit Default Swaps	549,060	–	549,060	–
Total Asset Derivatives	$549,060	$–	$549,060	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

High Yield Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 20, 5 Year, at	Sell	6/20/2018	$1,583,000	$91,500	$91,500
5.00%; Bank of America Securities
CDX HY, Series 20, 5 Year, at	Sell	6/20/2018	3,958,000	228,780	228,780
5.00%; J.P. Morgan Chase and Co.
CDX HY, Series 20, 5 Year, at	Sell	6/20/2018	3,958,000	228,780	228,780
5.00%; J.P. Morgan Chase and Company
Total Credit Default Swaps				$549,060	$549,060

1	As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
Cash Management Trust- Collateral Investment	$64,588,487	$136,444,509	$144,459,771	56,573,225	$56,573,225	$116,568
Cash Management Trust- Short Term Investment	31,101,499	213,576,484	219,982,348	24,695,635	24,695,635	24,924
Total Value and Income Earned	95,689,986				81,268,860	141,492

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Municipal Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.7%)	Value
Alabama (0.1%)
	Alabama Public School and College Authority Capital Improvement Revenue Refunding Bonds
$1,500,000	5.000%, 5/1/2029, Series Aa	$1,787,625

	Total	1,787,625

Alaska (0.5%)
	Valdez, Alaska Marine Terminal Revenue Bonds (Exxon Pipeline Company)
1,130,000	0.050%, 10/1/2025[b]	1,130,000
	Valdez, Alaska Marine Terminal Revenue Bonds (ExxonMobil)
6,350,000	0.050%, 12/1/2029[b]	6,350,000

	Total	7,480,000

Arizona (1.2%)
	Arizona Health Facilities Authority Revenue Bonds (Blood Systems, Inc.)
1,000,000	5.000%, 4/1/2017	1,019,810
1,200,000	5.000%, 4/1/2018	1,223,772
	Arizona Sports and Tourism Authority Revenue Refunding Bonds (Multipurpose Stadium Facility)
500,000	4.000%, 7/1/2017, Series A	539,925
	Arizona Transportation Board Highway Revenue Bonds
1,500,000	5.000%, 7/1/2023, Series A	1,729,095
1,500,000	5.000%, 7/1/2036, Series A	1,569,690
	Glendale, Arizona Industrial Development Authority Revenue Bonds (Midwestern University)
2,500,000	5.000%, 5/15/2031	2,499,800
1,000,000	5.000%, 5/15/2035	984,280
	Northern Arizona University Refunding Certificates of Participation
1,000,000	5.000%, 9/1/2022	1,118,180
	Phoenix, Arizona Civic Improvement Corporation Airport Revenue Bonds
3,060,000	5.250%, 7/1/2033, Series A	3,167,253
	Phoenix, Arizona Civic Improvement Corporation Airport Revenue Refunding Bonds
3,000,000	5.000%, 7/1/2021	3,414,900
	Phoenix-Mesa Gateway Airport Authority Special Facility Revenue Bonds
700,000	5.000%, 7/1/2038	660,954
	Yavapai County Industrial Development Authority Hospital Revenue Bonds (Yavapai Regional Medical Center)
500,000	6.000%, 8/1/2033, Series A	501,140

	Total	18,428,799

Principal Amount	Long-Term Fixed Income (99.7%)	Value
Arkansas (0.3%)
	Rogers, Arkansas Sales and Use Tax Refunding and Improvement Bonds
$2,975,000	4.000%, 11/1/2027, Series 2011	$3,079,065
1,000,000	4.125%, 11/1/2031, Series 2011	1,032,440

	Total	4,111,505

California (12.7%)
	Anaheim Public Financing Authority Lease Revenue Bonds (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Series Ac	4,554,705
	Beverly Hills Unified School District, Los Angeles County, California General Obligation Bonds
10,000,000	Zero Coupon, 8/1/2031	3,992,300
	California Educational Facilities Authority Revenue Bonds (Stanford University)
6,615,000	5.250%, 4/1/2040	7,757,609
	California General Obligation Refunding Bonds
2,765,000	5.000%, 9/1/2015	3,016,974
	California Health Facilities Financing Authority Refunding Revenue Bonds (Lucile Salter Packard Children’s Hospital at Stanford)
3,840,000	1.450%, 8/15/2033, Series Ab	3,830,554
	California Health Facilities Financing Authority Revenue Bonds (Stanford Hospital and Clinics)
500,000	5.000%, 8/15/2017, Series B	567,520
	California Infrastructure and Economic Development Bank Bay Area Toll Bridges Seismic Retrofit Revenue Bonds (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Series Aa,c	5,978,200
	California Infrastructure and Economic Development Bank Revenue Bonds (California Independent System Operator Corporation)
3,025,000	6.250%, 2/1/2039, Series A	3,165,753
	California Municipal Finance Authority Refunding Revenue Bonds (Biola University)
1,500,000	5.875%, 10/1/2034	1,553,175
1,250,000	5.000%, 10/1/2042	1,163,063
	California State Department of Water Resources Supply Revenue Bonds
6,250,000	5.000%, 5/1/2016, Series M	6,965,063
	California Various Purpose General Obligation Bonds
2,000,000	5.250%, 11/1/2021[a]	2,024,260

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Municipal Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.7%)	Value

California (12.7%) - continued
	California Various Purpose General Obligation Bonds - continued
$6,065,000	5.500%, 4/1/2024	$6,932,841
10,000	5.250%, 4/1/2029	10,255
3,990,000	5.250%, 4/1/2029[a]	4,122,188
10,000,000	5.250%, 3/1/2038	10,381,800
10,000,000	6.000%, 4/1/2038	11,163,500
5,000,000	6.000%, 11/1/2039	5,626,250
	California Various Purpose General Obligation Bonds (NATL-RE Insured)
300,000	6.000%, 8/1/2016[c]	308,241
	Chula Vista Industrial Development Revenue Refunding Bonds (San Diego Gas & Electric Company)
2,010,000	5.875%, 2/15/2034, Series C	2,164,951
	Contra Costa County, California Home Mortgage Revenue Bonds (GNMA Collateralized)
4,030,000	7.500%, 5/1/2014[a,c]	4,247,378
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California Water System Revenue Refunding Bonds (NATL-RE FGIC Insured)
10,000,000	5.000%, 6/1/2037, Series Ac	10,660,900
	El Camino Community College District General Obligation Bonds (Election of 2002)
6,480,000	Zero Coupon, 8/1/2034, Series C	2,058,048
	Foothill-De Anza California Community College District General Obligation Bonds
5,000,000	5.000%, 8/1/2040, Series C	5,145,900
	Golden West Schools Financing Authority Revenue Bonds (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Series Ac	471,391
	Los Angeles Community College District, Los Angeles County, California General Obligation Bonds (Election 2008)
10,050,000	6.000%, 8/1/2033, Series A	11,373,686
	Los Angeles Department of Airports Revenue Bonds (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Series A	8,114,160
	Los Angeles Unified School District, Los Angeles County, California General Obligation Bonds
5,000,000	5.000%, 1/1/2034, Series I	5,180,650
	Pittsburg, California Redevelopment Agency Tax Allocation Bonds (Los Medanos Community Development) (AMBAC Insured)
5,000,000	Zero Coupon, 8/1/2024[c]	2,893,500

Principal Amount	Long-Term Fixed Income (99.7%)	Value

California (12.7%) - continued
	Pomona, California Single Family Mortgage Revenue Refunding Bonds (GNMA/FNMA Collateralized)
$3,030,000	7.600%, 5/1/2023, Series Aa,c	$3,904,519
	San Bernardino, California Single Family Mortgage Revenue Refunding Bonds (FHA/VA MTGS GNMA Collateralized)
1,080,000	7.500%, 5/1/2023, Series Aa,c	1,392,055
	San Diego Community College District, San Diego County, California General Obligation Bonds (AGM Insured)
10,000,000	5.000%, 5/1/2030[a,c]	10,805,400
	San Diego County Regional Airport Authority Airport Revenue Bonds
5,500,000	5.000%, 7/1/2043, Series B, AMT	5,253,545
	San Diego County, California Certificates of Participation
5,000,000	5.250%, 7/1/2030	5,142,550
	San Diego Unified School District General Obligation Bonds
10,000,000	Zero Coupon, 7/1/2033, Series Ad	7,363,400
	San Francisco, California City & County Airport Commission Revenue Bonds (San Francisco International Airport)
4,000,000	5.500%, 5/1/2028, Series A, AMT	4,286,240
7,030,000	6.000%, 5/1/2039, Series E	7,881,825
	San Jose, California Redevelopment Agency Tax Allocation Refunding Bonds (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Series Ac	2,826,047
	Santa Monica Community College District, Los Angeles County, California General Obligation Bonds
5,000,000	Zero Coupon, 8/1/2025, Series C	2,891,700
	Tuolumne Wind Project Authority Revenue Bonds (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Series A	2,182,900
	University of California General Revenue Bonds
5,000,000	5.250%, 5/15/2039, Series O	5,351,200

	Total	194,706,196

Colorado (4.2%)
	Colorado Educational and Cultural Facilities Authority Charter School Refunding Revenue Bonds (Pinnacle Charter School, Inc. K-8 Facility)
500,000	5.000%, 6/1/2019	543,290

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Municipal Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Colorado (4.2%) - continued
	Colorado Educational and Cultural Facilities Authority Charter School Refunding Revenue Bonds (Pinnacle Charter School, Inc. K-8 Facility) - continued
$200,000	5.000%, 6/1/2021	$213,724
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Cheyenne Mountain Charter Academy)
475,000	5.125%, 6/15/2032, Series A	449,421
1,000,000	5.375%, 6/15/2038, Series A	939,330
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039	948,490
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Pinnacle Charter School, Inc.)
3,000,000	5.125%, 12/1/2039	2,888,640
	Colorado Health Facilities Authority Health Facilities Revenue Bonds (Evangelical Lutheran Good Samaritan Society)
2,110,000	5.000%, 12/1/2024	2,200,034
1,000,000	6.125%, 6/1/2038, Series Aa	1,048,390
	Colorado Health Facilities Authority Hospital Revenue Refunding Bonds (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	3,070,020
	Colorado Higher Education
	Capital Construction Lease Purchase Financing Program Certificates of Participation
405,000	5.500%, 11/1/2027[a]	490,641
1,180,000	5.500%, 11/1/2027	1,310,485
	Colorado Housing and Finance Authority Single Family Program Revenue Bonds
125,000	6.700%, 8/1/2017, Series B-3	128,440
	Colorado Water Resources and Power Development Authority Clean Water Revenue Bonds (FSA Insured)
5,000	6.250%, 9/1/2013, Series Ac	5,000
	Denver Health and Hospital Authority Healthcare Revenue Bonds
2,000,000	5.250%, 12/1/2031, Series A	2,021,080
	Denver, Colorado Airport System Revenue Bonds (XLCA Insured)
5,000,000	5.000%, 11/15/2022, Series Ac	5,375,150

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Colorado (4.2%) - continued
	Denver, Colorado Board of Water Commissioners General Obligation Water Refunding Bonds
$6,000,000	5.600%, 10/1/2029[a]	$6,050,940
	Denver, Colorado Health & Hospital Authority Healthcare Revenue Bonds
5,000,000	5.500%, 12/1/2030	5,182,350
	Jefferson County School District No. R-1, Jefferson and Broomfield Counties, Colorado General Obligation Refunding Bonds (AGM Insured)
10,000,000	5.000%, 12/15/2016, Series Ac	10,960,500
	Larimer County, Colorado, Poudre School District R-1 General Obligation Improvement Bonds (NATL- RE-IBC Insured)
2,620,000	7.000%, 12/15/2016[c]	2,937,832
	Northwest Parkway Public Highway Authority Revenue Bonds (AMBAC Insured)
4,000,000	5.700%, 6/15/2021, Series Ca,c	4,545,960
	Plaza Metropolitan District No. 1 Revenue Refunding Bonds (City of Lakewood)
1,000,000	5.000%, 12/1/2021	1,045,630
500,000	5.000%, 12/1/2022	519,220
	University of Colorado University Enterprise Revenue Bonds
1,250,000	5.375%, 6/1/2032, Series A	1,353,937
9,790,000	5.000%, 6/1/2033	10,220,760

	Total	64,449,264

District of Columbia (1.9%)
	District of Columbia Income Tax Secured Revenue Refunding Bonds
2,325,000	5.000%, 12/1/2017, Series A	2,692,815
5,225,000	5.000%, 12/1/2028, Series C	5,687,465
11,500,000	5.000%, 12/1/2035, Series C	12,049,240
	District of Columbia Tobacco Settlement Financing Corporation Tobacco Settlement Revenue Bonds
3,065,000	6.250%, 5/15/2024	3,094,087
	Metropolitan Washington DC Airports Authority Airport System Revenue and Refunding Bonds
6,000,000	5.000%, 10/1/2038, Series A, AMT	5,890,080

	Total	29,413,687

Florida (5.0%)
	Broward County, Florida Water and Sewer Utility Revenue Bonds
3,115,000	5.250%, 10/1/2034, Series A	3,339,591

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Municipal Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Florida (5.0%) - continued
	CityPlace Community Development District Special Assessment and Revenue Refunding Bonds
$500,000	5.000%, 5/1/2017	$548,310
2,000,000	5.000%, 5/1/2026	2,138,120
	County of Broward Florida Fuel System Revenue Bonds (Fort Lauderdale Fuel Facilities) (AGM Insured)
575,000	5.000%, 4/1/2021, Series A, AMT[c]	634,081
605,000	5.000%, 4/1/2022, Series A, AMT[c]	660,896
700,000	5.000%, 4/1/2025, Series A, AMT[c]	742,896
	Greater Orlando Aviation Authority Airport Facilities Revenue Bonds
1,500,000	5.000%, 10/1/2039, Series C	1,548,795
	Gulf Breeze, Florida Revenue Refunding Bonds
2,020,000	5.000%, 12/1/2033	2,042,079
	Hillsborough County, Florida Community Investment Tax Refunding Revenue Bonds
4,025,000	5.000%, 11/1/2017, Series B	4,592,485
	Hillsborough County, Florida Industrial Development Authority Pollution Control Revenue Refunding Bonds (Tampa Electric Company)
2,500,000	5.150%, 9/1/2025, Series B	2,509,275
	Jacksonville Port Authority Revenue and Refunding Bonds
2,265,000	5.000%, 11/1/2038, Series A, AMT	2,167,809
	Leon County Educational Facilities Authority Certificates of Participation (Southgate Residence Hall Project)
1,145,000	8.500%, 9/1/2017[a]	1,481,504
	Miami-Dade County Authority Toll System Revenue Bond (Florida Expressway)
2,000,000	5.000%, 7/1/2040, Series A	1,988,200
	Miami-Dade County, Florida Aviation Revenue Bonds (Miami International Airport - Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Series B	7,878,300
8,000,000	5.500%, 10/1/2041, Series A	8,342,480
	Miami-Dade County, Florida Public Facilities Revenue Bonds (Jackson Health System) (AGM Insured)
2,000,000	5.625%, 6/1/2034[c]	2,061,300
	Orange County, Florida Health Facilities Authority Hospital Revenue Bonds (Orlando Health, Inc.)
5,010,000	5.125%, 10/1/2026	5,373,876

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Florida (5.0%) - continued
	Orange County, Florida Health Facilities Authority Hospital Revenue Bonds (Orlando Regional Healthcare System) (NATL-RE Insured)
$2,700,000	6.250%, 10/1/2018, Series Ac	$3,221,397
	Orange County, Orlando Expressway Authority Revenue Bonds
3,600,000	5.000%, 7/1/2030, Series A	3,720,780
4,095,000	5.000%, 7/1/2035, Series C	4,132,879
	South Miami, Florida Health Facilities Authority Hospital Revenue Bonds (Baptist Health South Florida)
6,000,000	5.000%, 8/15/2032	6,071,820
	St. Johns County Industrial Development Authority Revenue Bonds (Presbyterian Retirement Communities)
6,490,000	5.875%, 8/1/2040, Series A	6,622,072
	Tallahassee, Florida Consolidated Utility Systems Revenue Bonds
4,535,000	5.000%, 10/1/2032	4,842,790

	Total	76,661,735

Georgia (1.3%)
	Atlanta, Georgia Airport General Revenue Bonds
1,000,000	5.000%, 1/1/2033, Series C, AMT	985,300
500,000	5.000%, 1/1/2034, Series C, AMT	492,435
500,000	5.000%, 1/1/2037, Series C, AMT	490,510
	Brunswick, Georgia Water and Sewer Revenue Refunding and Improvement Bonds (NATL-RE Insured)
1,500,000	6.100%, 10/1/2019[a,c]	1,770,240
	Burke County Development Authority Pollution Control Revenue Bonds (Oglethorpe Power Corporation Vogtle)
6,000,000	5.700%, 1/1/2043, Series C	6,395,520
	Chatham County Hospital Authority, Savannah, Georgia Hospital Revenue Improvement Bonds (Memorial Health University Medical Center, Inc.)
1,560,000	5.750%, 1/1/2029, Series Aa	1,594,616
	Cherokee County, Georgia Water and Sewerage Authority Water and Sewerage Revenue Bonds (Refunding and Improvements) (NATL-RE Insured)
4,910,000	5.500%, 8/1/2018[c]	5,435,272

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Municipal Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Georgia (1.3%) - continued
	Milledgeville and Baldwin County Development Authority Revenue Bonds (Georgia College and State University Foundation Property III, LLC Student Housing System)
$2,500,000	5.500%, 9/1/2024[a]	$2,665,950

	Total	19,829,843

Hawaii (1.6%)
	Hawaii Airports System Revenue Bonds
3,040,000	5.250%, 7/1/2030, Series A	3,259,610
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Revenue Refunding Bonds
1,000,000	5.125%, 11/15/2032	998,100
5,395,000	5.250%, 11/15/2037	5,314,453
	Hawaii State Harbor System Revenue Bonds
6,000,000	5.250%, 7/1/2030, Series A	6,344,520
	Honolulu, Hawaii Board of Water Supply Water System Revenue Bonds (NATL-RE Insured)
5,000,000	5.000%, 7/1/2036, Series Ac	5,198,300
	Honolulu, Hawaii General Obligation Bonds (NATL-RE FGIC-TCRS Insured)
2,555,000	6.250%, 4/1/2014, Series Ac	2,655,692

	Total	23,770,675

Illinois (9.6%)
	Broadview, Cook County, Illinois Tax Increment Revenue Bonds
685,000	5.375%, 7/1/2015	685,397
	Chicago General Obligation Bonds (City Colleges of Chicago Capital Improvement) (NATL-RE FGIC Insured)
10,000,000	Zero Coupon, 1/1/2024[c]	6,223,500
	Chicago Metropolitan Water Reclamation District General Obligation Refunding Bonds
7,950,000	5.250%, 12/1/2032, Series C	8,638,311
	Chicago Tax Increment Allocation Bonds (Near South Redevelopment Project) (ACA Insured)
7,200,000	Zero Coupon, 11/15/2014, Series Ac	6,853,248
	Chicago, Illinois Midway Airport Revenue Bonds
2,000,000	5.000%, 1/1/2034, Series Bb	2,111,880
	Cook County General Obligation Refunding Bonds
1,000,000	5.000%, 11/15/2020, Series C	1,151,010
1,500,000	5.000%, 11/15/2021, Series C	1,708,950

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Illinois (9.6%) - continued
	Cook County, Illinois Community Consolidated School District No. 15 Limited Tax Capital Appreciation School General Obligation Bonds (NATL-RE FGIC Insured)
$1,000,000	Zero Coupon, 12/1/2014[a,c]	$971,360
	Cook County, Illinois School District No. 99 (Cicero) General Obligation School Bonds (NATL-RE FGIC Insured)
1,565,000	8.500%, 12/1/2014[c]	1,700,247
1,815,000	8.500%, 12/1/2016[c]	2,163,843
	Illinois Educational Facilities Authority Revenue Bonds (Northwestern University)
4,900,000	5.250%, 11/1/2032[a]	5,421,017
	Illinois Finance Authority Revenue Bonds (DePaul University)
4,075,000	6.000%, 10/1/2032, Series A	4,472,394
	Illinois Finance Authority Revenue Bonds (Northwestern Memorial HealthCare)
1,630,000	5.000%, 8/15/2037	1,666,822
	Illinois Finance Authority Revenue Bonds (Rush University Medical Center)
5,000,000	7.250%, 11/1/2038, Series A	5,817,200
	Illinois Finance Authority Revenue Bonds (The Art Institute of Chicago)
2,390,000	5.000%, 3/1/2034, Series A	2,436,653
	Illinois Finance Authority Revenue Refunding Bonds (Rush University Medical Center) (NATL-RE Insured)
2,020,000	5.250%, 11/1/2035, Series Bc	2,057,774
	Illinois General Obligation Bonds
5,000,000	5.000%, 3/1/2027	5,055,400
5,000,000	5.000%, 9/1/2031, Series A	4,860,700
1,000,000	5.500%, 7/1/2033	1,015,980
1,750,000	5.500%, 7/1/2038	1,779,312
	Illinois General Obligation Refunding Bonds
9,000,000	5.000%, 8/1/2017	9,979,110
	Illinois Health Facilities Authority Revenue Refunding Bonds (Lutheran General Health System) (AGM-CR Insured)
2,045,000	6.000%, 4/1/2018, Series Cc	2,300,523
	Illinois Health Facilities Authority Revenue Refunding Bonds (Thorek Hospital and Medical Center)
3,065,000	5.250%, 8/15/2018	3,073,214
	Illinois Sales Tax Revenue Bonds (Build Illinois Bonds)
2,000,000	5.000%, 6/15/2028[a]	2,081,120

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Municipal Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Illinois (9.6%) - continued
	Illinois Sales Tax Revenue Bonds (Build Illinois Bonds) (NATL- RE FGIC Insured)
$7,975,000	5.750%, 6/15/2018, 2nd Series[c]	$9,545,676
	Joliet Regional Port District, Illinois Marine Terminal Revenue Refunding Bonds (Exxon)
9,720,000	0.050%, 10/1/2024[b]	9,720,000
	McHenry and Lake Counties General Obligation School Bonds (AGM Insured)
840,000	9.000%, 12/1/2017[c]	1,006,816
2,195,000	9.000%, 12/1/2017[a,c]	2,678,756
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-RE FGIC Insured)
885,000	5.500%, 6/15/2015, Series Ac	951,410
17,605,000	Zero Coupon, 6/15/2020, Series Ac	14,235,931
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-RE Insured)
7,000,000	5.500%, 6/15/2020, Series Bc	7,766,080
3,100,000	Zero Coupon, 6/15/2024, Series Ac	1,922,031
2,000,000	Zero Coupon, 12/15/2024, Series Ac	1,192,980
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Revenue Bonds
6,340,000	5.000%, 6/1/2017	7,036,386
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois Revenue Bonds (NATL-RE FGIC Insured)
2,780,000	6.700%, 11/1/2021, Series Ac	3,256,270
	University of Illinois Auxiliary Facilities System Revenue Bonds
2,500,000	5.750%, 4/1/2038, Series A	2,712,750

	Total	146,250,051

Indiana (2.1%)
	East Chicago Elementary School Building Corporation, Lake County, Indiana First Mortgage Refunding Bonds
475,000	6.250%, 1/5/2016	503,315
	Indiana Bond Bank Special Program Bonds (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Series D	7,337,050
	Indiana Finance Authority Hospital Revenue Bonds (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Series A	1,645,290

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Indiana (2.1%) - continued
	Indiana Finance Authority Private Activity Bonds (Ohio River Bridges East End Crossing)
$1,000,000	5.000%, 1/1/2019, Series B, AMT	$1,085,200
	Indiana Health and Educational Facility Financing Authority Health System Revenue Refunding Bonds (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
500,000	5.250%, 5/15/2041, Series Ec	500,790
	Indiana Municipal Power Agency Power Supply System Revenue Bonds
4,155,000	5.000%, 1/1/2042, Series A	4,222,602
	Indiana Transportation Finance Authority Highway Revenue Bonds
160,000	6.800%, 12/1/2016, Series A	176,913
	Indiana Transportation Finance Authority Highway Revenue Bonds (NATL-RE-IBC Insured)
1,520,000	7.250%, 6/1/2015, Series Ac	1,648,136
	Indianapolis Local Public Improvement Bond Bank Revenue Bonds (Waterworks)
5,000,000	5.750%, 1/1/2038, Series A	5,289,350
	Knox County, Indiana Economic Development Revenue and Refunding Bonds (Good Samaritan Hospital)
2,850,000	5.000%, 4/1/2037, Series A	2,731,582
6,965,000	5.000%, 4/1/2042, Series A	6,503,012

	Total	31,643,240

Iowa (0.5%)
	Cedar Falls Community School District, Black Hawk County School Infrastructure Sales, Services and Use Tax Revenue Bonds
3,165,000	5.400%, 6/1/2029	3,252,164
	Des Moines, Iowa Airport Authority Revenue Refunding Bonds
1,205,000	5.000%, 6/1/2024, AMT	1,285,458
	Waterloo Iowa Community School District Tax Revenue Refunding Bonds (School Infrastructure Sales, Services, and Use)
3,560,000	5.000%, 7/1/2029, Series A	3,567,049

	Total	8,104,671

Kansas (0.3%)
	Kansas Development Finance Authority Revenue Bonds
3,500,000	5.000%, 5/15/2030, Series S	3,505,705

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Municipal Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Kansas (0.3%) - continued
	Salina, Kansas Hospital Refunding and Improvement Revenue Bonds (Salina Regional Health Center, Inc.)
$1,725,000	5.000%, 10/1/2036	$1,730,416
	Sedgwick and Shawnee Counties, Kansas Single Family Mortgage Revenue Bonds (GNMA Collateralized)
65,000	6.700%, 6/1/2029, Series A- 2[c]	65,937

	Total	5,302,058

Kentucky (1.4%)
	Kentucky Economic Development Finance Authority Hospital Revenue Bonds (Owensboro Medical Health System, Inc.)
8,615,000	6.375%, 6/1/2040, Series A	9,184,279
	Kentucky Economic Development Finance Authority Revenue Bonds (Louisville Arena Authority, Inc.) (AGM Insured)
1,000,000	6.000%, 12/1/2033, Series A- 1[c]	1,040,560
	Kentucky State Turnpike Authority Economic Development Road Revenue Bonds
5,000,000	5.000%, 7/1/2028, Series A	5,406,350
	Paducah, Kentucky Electric Plant Board Revenue Bonds (AGM Insured)
2,500,000	5.250%, 10/1/2035, Series Ac	2,550,025
	Pikeville, Kentucky Hospital Revenue Bonds (Pikeville Medical Center, Inc.)
3,540,000	6.500%, 3/1/2041	3,857,184

	Total	22,038,398

Louisiana (2.0%)
	Lafayette Public Power Authority Electric Revenue Bonds
375,000	5.000%, 11/1/2022	427,635
1,520,000	5.000%, 11/1/2031	1,581,499
	Louisiana Public Facilities Authority Revenue Bonds (Tulane University of Louisiana)
1,000,000	5.000%, 10/1/2037	1,024,570
	Louisiana Public Facilities Authority Revenue Bonds (University of New Orleans Research and Technology Foundation, Inc. - Student Housing) (NATL-RE Insured)
4,745,000	5.250%, 3/1/2031[c]	4,923,080
	Louisiana State Gas and Fuels Tax Revenue Bonds
5,000,000	5.000%, 5/1/2033, Series B	5,289,450
7,000,000	5.000%, 5/1/2045, Series B	7,233,940

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Louisiana (2.0%) - continued
	Port of New Orleans Board of Commissioners Port Facility Refunding Revenue Bonds
$750,000	5.000%, 4/1/2030, Series B, AMT	$774,315
500,000	5.000%, 4/1/2031, Series B, AMT	512,675
	St. John the Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corporation)
3,000,000	5.125%, 6/1/2037, Series A	2,969,250
	St. Tammany Parish, Louisiana Utilities Revenue Bonds
2,000,000	5.500%, 8/1/2035, Series B	2,084,700
	Tobacco Settlement Financing Corporation Revenue Bond
3,620,000	5.000%, 5/15/2024, Series A	3,789,814

	Total	30,610,928

Maryland (0.1%)
	Morgan State University Academic Fees and Auxiliary Facilities Fees Revenue Refunding Bonds (NATL-RE Insured)
1,965,000	6.050%, 7/1/2015[c]	2,056,038

	Total	2,056,038

Massachusetts (4.0%)
	Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds
6,000,000	5.250%, 7/1/2031, Series A	6,666,660
	Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Series Bc	5,993,650
	Massachusetts Development Finance Agency Revenue Bonds
3,000,000	5.000%, 7/1/2042, Series J	3,104,490
	Massachusetts Development Finance Agency Revenue Bonds (Northeastern University)
750,000	5.000%, 10/1/2031	767,663
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Series L	17,649,206
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Tufts University)
5,400,000	5.500%, 2/15/2028, Series M	6,259,950
	Massachusetts Port Authority Revenue Bonds
1,000,000	5.000%, 7/1/2037, Series A, AMT	998,570

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Municipal Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Massachusetts (4.0%) - continued
	Massachusetts Port Authority Revenue Bonds - continued
$8,300,000	5.000%, 7/1/2042, Series A, AMT	$8,150,185
	Massachusetts School Building Authority Sales Tax Refunding Bonds
5,000,000	5.000%, 8/15/2029, Series B	5,399,300
	Massachusetts Water Pollution Abatement Trust Pool Program Refunding Bonds
5,000,000	5.000%, 8/1/2024	5,930,250

	Total	60,919,924

Michigan (2.1%)
	East Lansing Building Authority, Ingham and Clinton Counties, Michigan Building Authority Revenue Bonds (General Obligation Limited Tax)
2,000,000	5.700%, 4/1/2020	2,274,100
	Flint Hospital Building Authority Revenue Refunding Bonds (Hurley Medical Center)
3,000,000	5.000%, 7/1/2019, Series B	3,124,260
	Grand Valley State University General Revenue Bonds
1,045,000	5.750%, 12/1/2034	1,120,115
	Kalamazoo Hospital Finance Authority Hospital Revenue Bonds (AGM Insured)
4,000,000	5.250%, 5/15/2036[c]	4,045,120
	Kalamazoo Hospital Finance Authority Hospital Revenue Refunding Bonds (Bronson Methodist Hospital) (AGM Insured)
3,250,000	5.000%, 5/15/2026, Series Ac	3,368,397
	Kent County, Michigan General Obligation Bonds
2,775,000	5.000%, 1/1/2024	3,018,229
	Michigan Financing Authority Hospital Revenue and Refunding Bonds (Crittenton Hospital Medical Center)
3,230,000	5.000%, 6/1/2039, Series A	3,094,275
	Michigan State Hospital Finance Authority Hospital Revenue and Refunding Bonds (Sisters of Mercy Health Corporation) (NATL-RE Insured)
40,000	5.375%, 8/15/2014, Series Pa,c	40,776
1,250,000	5.375%, 8/15/2014, Series Pa,c	1,274,237
	Michigan State Trunk Line Fund Refunding Bonds (AGM Insured)
5,000,000	5.000%, 11/1/2022[c]	5,428,850

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Michigan (2.1%) - continued
	Rochester Community School District, Oakland and Macomb Counties, Michigan School Building and Site General Obligation Bonds (NATL-RE Q- SBLF Insured)
$4,560,000	5.000%, 5/1/2019[c]	$5,197,169

	Total	31,985,528

Minnesota (2.1%)
	Baytown Township, Minnesota Lease Revenue Bonds (St. Croix Preparatory Academy)
1,000,000	7.000%, 8/1/2038, Series A	1,005,440
	Minneapolis and St. Paul, Minnesota Housing and Redevelopment Authority Health Care Facility Revenue Bonds (HealthPartners)
800,000	6.000%, 12/1/2021	810,608
	Minnesota Agricultural and Economic Development Board Health Care System Revenue Bonds (Fairview Hospital and Healthcare Services) (NATL-RE Insured)
85,000	5.750%, 11/15/2026, Series Ac	85,200
	Minnesota Higher Education Facilities Authority Revenue Bonds
1,575,000	5.250%, 12/1/2035, Series H	1,614,013
	Minnesota Higher Education Facilities Authority Revenue Bonds (College of St. Scholastica, Inc.)
1,800,000	6.300%, 12/1/2040, Series 7J	1,905,372
	Minnesota Higher Education Facilities Authority Revenue Bonds (University of St. Thomas)
530,000	5.250%, 10/1/2019, Series 5- Y	554,613
	North Oaks, Minnesota Senior Housing Revenue Bonds (Presbyterian Homes of North Oaks, Inc.)
2,000,000	6.125%, 10/1/2039	2,042,720
	Northern Municipal Power Agency, Minnesota Electric System Revenue Bonds (AMBAC Insured)
2,000,000	5.000%, 1/1/2026, Series Ac	2,124,800
	Rochester, Minnesota Health Care Facilities Revenue Bonds (Olmsted Medical Center)
1,000,000	5.875%, 7/1/2030	1,109,570
	Shakopee Independent School District No. 720 General Obligation School Building Crossover Refunding Bonds
1,425,000	5.000%, 2/1/2018	1,640,061

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Municipal Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Minnesota (2.1%) - continued
	St. Cloud, Minnesota Health Care Revenue Bonds (CentraCare Health System)
$2,040,000	5.125%, 5/1/2030, Series A	$2,141,082
	St. Louis Park, Minnesota Health Care Facilities Revenue Refunding Bonds (Park Nicollet Health Services)
2,000,000	5.250%, 7/1/2030, Series Ba	2,089,820
1,000,000	5.750%, 7/1/2030, Series C	1,059,390
5,745,000	5.750%, 7/1/2039	6,028,516
	St. Paul, Minnesota Housing and Redevelopment Authority Educational Facility Revenue Refunding Bonds (Saint Paul Academy and Summit School)
4,000,000	5.000%, 10/1/2024	4,220,480
	St. Paul, Minnesota Housing and Redevelopment Authority Health Care Facility Revenue Bonds (HealthPartners)
230,000	5.250%, 5/15/2019	249,702
1,500,000	5.250%, 5/15/2036	1,523,310
	University of Minnesota Revenue Bonds (State Supported Biomedical Science Research Facilities Funding)
1,655,000	5.000%, 8/1/2030, Series B	1,807,409
	Winona, Minnesota Health Care Facilities Refunding Revenue Bonds (Winona Health Obligated Group)
500,000	5.000%, 7/1/2034	479,935

	Total	32,492,041

Mississippi (0.1%)
	D’Iberville Tax Increment Refunding Bonds (Gulf Coast Promenade)
1,750,000	5.000%, 4/1/2033	1,655,588

	Total	1,655,588

Missouri (1.5%)
	Jackson County, Missouri Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[c]	8,071,575
	Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds
4,200,000	5.000%, 6/1/2037, Series A	3,859,380
	Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Revenue Bonds
175,000	5.250%, 1/1/2018	175,492
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Barnes-Jewish, Inc./Christian Health Services)
1,465,000	5.250%, 5/15/2014, Series A	1,503,134

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Missouri (1.5%) - continued
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (BJC Health System)
$2,500,000	5.000%, 5/15/2020, Series A	$2,620,850
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Lake Regional Health System)
810,000	5.000%, 2/15/2019	884,180
925,000	5.000%, 2/15/2022	987,826
1,500,000	5.600%, 2/15/2025[a]	1,542,135
1,680,000	5.000%, 2/15/2034	1,698,580
	St. Louis, Missouri Airport Revenue Refunding Bonds (Lambert-St. Louis International Airport)
900,000	5.000%, 7/1/2016	989,487
1,000,000	5.000%, 7/1/2032	954,060

	Total	23,286,699

Montana (0.5%)
	Montana Facility Finance Authority Hospital Facilities Revenue Bonds (St. Peter’s Hospital)
3,860,000	5.250%, 6/1/2018[a]	4,019,071
	Montana Facility Finance Authority Revenue Bonds (Providence Health & Services)
2,830,000	5.000%, 10/1/2024	3,039,731

	Total	7,058,802

Nebraska (1.4%)
	Douglas County, Nebraska Hospital Authority No. 3 Health Facilities Refunding and Revenue Bonds (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048	2,052,460
	Lincoln, Nebraska Lincoln Electric System Revenue Refunding Bonds
2,500,000	5.000%, 9/1/2037	2,626,400
	Omaha, Nebraska Public Power District Electric System Revenue Bonds
5,780,000	5.000%, 2/1/2046, Series Aa	5,914,905
	University of Nebraska Student Fees and Facilities Revenue Bonds
5,000,000	5.000%, 7/1/2023, Series Ba	5,073,400
1,000,000	5.000%, 7/1/2037	1,051,790
	University of Nebraska Student Fees and Facilities Revenue Refunding Bonds
3,050,000	5.000%, 7/1/2038	3,181,211

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Municipal Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Nebraska (1.4%) - continued
	University of Nebraska Student Housing Revenue Bonds
$1,680,000	5.000%, 5/15/2040, Series B	$1,738,414

	Total	21,638,580

New Hampshire (0.2%)
	New Hampshire State Turnpike System Revenue Bonds
1,000,000	5.000%, 2/1/2017, Series B	1,121,800
	New Hampshire State Turnpike System Revenue Refunding Bonds
2,000,000	5.000%, 10/1/2019	2,326,940

	Total	3,448,740

New Jersey (1.3%)
	Hudson County, New Jersey Refunding Certificates of Participation (NATL-RE Insured)
2,000,000	6.250%, 12/1/2015[c]	2,178,040
	New Jersey Educational Facilities Authority Revenue Refunding Bonds (Kean University)
1,000,000	5.500%, 9/1/2036, Series A	1,071,220
	New Jersey General Obligation Bonds (AMBAC Insured)
1,000,000	5.250%, 7/15/2018, Series Lc	1,180,150
	New Jersey Transportation Trust Fund Authority Revenue Bonds
1,500,000	5.000%, 6/15/2026, Series A	1,608,615
	New Jersey Transportation Trust Fund Authority Transportation System Revenue Bonds (AGM Insured)
5,000,000	5.500%, 12/15/2016, Series Ac	5,725,700
	New Jersey Turnpike Authority Turnpike Revenue Bonds (AMBAC-TCRS Insured)
260,000	6.500%, 1/1/2016, Series Ca,c	296,176
260,000	6.500%, 1/1/2016, Series Ca,c	296,512
485,000	6.500%, 1/1/2016, Series Cc	544,776
	New Jersey Turnpike Authority Turnpike Revenue Bonds (AMBAC-TCRS-BNY Insured)
2,305,000	6.500%, 1/1/2016, Series Ca,c	2,456,047
	Ocean County, New Jersey Utilities Authority Wastewater Revenue Bonds (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[c]	3,788,684

	Total	19,145,920

New Mexico (0.8%)
	Jicarilla, New Mexico Apache Nation Revenue Bonds
3,500,000	5.500%, 9/1/2023, Series A	3,178,245

Principal Amount	Long-Term Fixed Income (99.7%)	Value

New Mexico (0.8%) - continued
	Sandoval County, New Mexico Incentive Payment Refunding Revenue Bonds
$9,000,000	5.000%, 6/1/2020	$9,300,330

	Total	12,478,575

New York (7.3%)
	Metropolitan Transportation Authority State Service Contract Refunding Bonds
5,000,000	5.500%, 7/1/2017, Series A	5,824,100
	New York City General Obligation Bonds
5,000	5.250%, 8/1/2017[a]	5,247
11,995,000	5.250%, 8/1/2017	12,541,612
220,000	5.500%, 8/1/2022, Series Aa	220,000
1,530,000	5.500%, 8/1/2022, Series A	1,534,131
5,000,000	4.900%, 12/15/2028, Series F2	5,052,100
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
5,000,000	5.000%, 6/15/2038, Series A	5,139,150
11,155,000	5.750%, 6/15/2040, Series A	12,024,309
3,250,000	5.375%, 6/15/2043, Series EE	3,434,665
	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
12,505,000	5.000%, 11/1/2021	14,747,897
15,000,000	5.000%, 11/1/2033, Series D- 1	15,795,450
	New York City Trust for Cultural Resources Refunding Revenue Bonds (The Museum of Modern Art)
2,030,000	5.000%, 4/1/2017, Series A	2,307,399
	New York State Dormitory Authority State Personal Income Tax Revenue Bonds
5,125,000	5.000%, 2/15/2029, Series A	5,521,624
	New York State Dormitory Authority State University Educational Facilities Revenue Bonds
5,000,000	5.875%, 5/15/2017, Series A	5,671,700
	New York State Liberty Development Corporation Liberty Revenue Bonds
10,000,000	5.250%, 12/15/2043	10,334,100
	New York State Local Government Assistance Corporation Refunding Bonds (NATL-RE-IBC Insured)
2,000,000	5.250%, 4/1/2016, Series Ec	2,189,400
	New York State Urban Development Corporation State Personal Income Tax Revenue Bonds (State Facilities and Equipment)
3,870,000	5.000%, 3/15/2036, Series B- 1	4,072,556

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Municipal Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.7%)	Value

New York (7.3%) - continued
	Port Authority of New York and New Jersey Revenue Bonds (AGM Insured)
$5,000,000	4.750%, 12/15/2022[c]	$5,060,200

	Total	111,475,640

North Carolina (2.3%)
	North Carolina Capital Facilities Finance Agency Revenue Refunding Bonds (Johnson and Wales University)
1,000,000	5.000%, 4/1/2032[e]	1,026,130
1,000,000	5.000%, 4/1/2033[e]	1,018,340
	North Carolina Eastern Municipal Power Agency Power System Revenue Bonds
5,000,000	5.500%, 1/1/2014, Series D	5,105,300
7,190,000	5.250%, 1/1/2020, Series A	8,000,313
2,580,000	5.000%, 1/1/2021, Series A	2,938,672
2,000,000	5.000%, 1/1/2026, Series B	2,097,280
1,475,000	6.000%, 1/1/2026, Series Aa	1,873,117
	North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds
2,500,000	5.000%, 1/1/2017, Series D	2,784,125
	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds
3,200,000	5.000%, 1/1/2025, Series A	3,436,064
1,250,000	5.000%, 1/1/2030, Series A	1,288,712
	Raleigh-Durham, North Carolina Airport Authority Revenue Bonds
4,895,000	5.000%, 5/1/2036, Series A	5,044,200

	Total	34,612,253

North Dakota (0.7%)
	North Dakota Public Finance Authority Revenue Bonds (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Series A	1,603,462
	South Central Regional Water District, North Dakota Utility System Revenue Bonds (Refunding and Northern Burleigh County Expansion)
2,945,000	5.650%, 10/1/2029, Series Aa	3,127,325
	Ward County, North Dakota Health Care Facilities Refunding Revenue Bonds (Trinity)
2,570,000	6.250%, 7/1/2021, Series B	2,573,341
	Ward County, North Dakota Health Care Facilities Revenue Bonds (Trinity)
2,895,000	5.125%, 7/1/2025	2,951,540

	Total	10,255,668

Ohio (4.5%)
	AMP Fremont Energy Center Revenue Bonds
3,000,000	5.000%, 2/15/2037, Series B	3,014,430

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Ohio (4.5%) - continued
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Revenue Bonds
$16,920,000	5.125%, 6/1/2024, Series A-2	$14,041,400
	County of Fairfield, Ohio Hospital Revenue Refunding and Improvement Bonds (Fairfield Medical Center)
3,470,000	5.250%, 6/15/2043	3,275,368
	Cuyahoga County General Obligation Capital Improvement and Refunding Bonds
2,540,000	5.000%, 12/1/2021, Series A	2,951,328
	Kent State University General Receipts Revenue Bonds
350,000	5.000%, 5/1/2017, Series A	391,794
1,500,000	5.000%, 5/1/2037, Series A	1,517,895
	Lucas County, Ohio Health Care System Refunding Revenue Bonds (Sunset Retirement Communities)
1,250,000	5.125%, 8/15/2025	1,281,800
1,750,000	5.500%, 8/15/2030	1,800,015
	Miami University, Ohio General Receipts Revenue and Refunding Bonds
1,600,000	5.000%, 9/1/2036	1,659,072
	Ohio Higher Educational Facility Commission Revenue Bonds (Case Western Reserve University)
2,000,000	6.500%, 10/1/2020, Series B	2,373,840
	Ohio Higher Educational Facility Commission Revenue Bonds (Kenyon College)
4,740,000	5.250%, 7/1/2044	4,813,802
	Ohio State Third Frontier Research and Development General Obligation Bonds
5,130,000	5.000%, 11/1/2020	6,089,977
	Ohio State Turnpike Commission Revenue Bonds
8,000,000	Zero Coupon, 2/15/2034[d,e]	4,690,320
	Ohio Turnpike Commission Turnpike Revenue Refunding Bonds (NATL-RE FGIC Insured)
2,000,000	5.500%, 2/15/2024, Series Ac	2,390,580
10,000,000	5.500%, 2/15/2026, Series Ac	11,835,600
	Port of Greater Cincinnati Development Authority Economic Development Revenue Bonds (Sisters of Mercy of the Americas, Regional Community of Cincinnati)
1,750,000	5.000%, 10/1/2025	1,796,602
	Toledo, Ohio Water System Revenue Improvement and Refunding Bonds
2,500,000	5.000%, 11/15/2038	2,556,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Municipal Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Ohio (4.5%) - continued
	University of Cincinnati General Receipts Revenue Bonds (AMBAC Insured)
$2,545,000	5.000%, 6/1/2016, Series Da,c	$2,644,662

	Total	69,124,585

Oklahoma (0.4%)
	Oklahoma Agricultural and Mechanical Colleges General Revenue Bonds
3,000,000	5.000%, 8/1/2038, Series Ce	3,047,160
	Oklahoma Municipal Power Authority Power Supply System Revenue Bonds
1,620,000	6.000%, 1/1/2038, Series A	1,752,338
	Oklahoma State Turnpike Authority Revenue Bonds
500,000	5.000%, 1/1/2028, Series A	537,395

	Total	5,336,893

Oregon (0.3%)
	Clackamas County, Oregon Hospital Facility Authority Revenue Bonds (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Series A	309,957
	Oregon Health and Science University Revenue Bonds
2,000,000	5.000%, 7/1/2030, Series E	2,090,540
	Salem-Keizer School District No. 24J, Marion and Polk Counties, Oregon General Obligation Bonds
5,000,000	Zero Coupon, 6/15/2028, Series B	2,588,300

	Total	4,988,797

Pennsylvania (3.8%)
	Allegheny County Hospital Development Authority Revenue Bonds (University of Pittsburgh Medical Center)
3,000,000	5.000%, 6/15/2018, Series B	3,476,670
2,100,000	5.625%, 8/15/2039	2,229,171
	Beaver County Industrial Development Authority Pollution Control Revenue Refunding Bonds (FirstEnergy Generation)
5,000,000	2.500%, 12/1/2041, Series Bb	4,924,450
	Beaver County Industrial Development Authority Pollution Control Revenue Refunding Bonds (FirstEnergy Nuclear Generation)
3,000,000	2.700%, 4/1/2035, Series A	2,906,370
	Cornwall-Lebanon School District, Lebanon County, General Obligation Notes (AGM Insured)
2,000,000	Zero Coupon, 3/15/2016[c]	1,904,140
1,520,000	Zero Coupon, 3/15/2017[c]	1,408,037

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Pennsylvania (3.8%) - continued
	Cumberland County Municipal Authority Revenue Bonds (Diakon Lutheran Social Ministries)
$2,750,000	5.000%, 1/1/2027	$2,781,598
2,065,000	6.125%, 1/1/2029	2,193,815
2,455,000	5.000%, 1/1/2036	2,374,574
	Lancaster County Hospital Authority Hospital Revenue Bonds (Lancaster General Hospital)
2,000,000	5.500%, 3/15/2026[a]	2,011,680
	Lycoming County Authority Health System Revenue Bonds (Susquehanna Health System)
6,820,000	5.750%, 7/1/2039, Series A	7,127,991
	Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue Bonds
3,000,000	5.000%, 7/1/2020, Series B	3,498,900
	Pennsylvania Turnpike Commission Turnpike Revenue Bonds (AGM Insured)
8,000,000	Zero Coupon, 6/1/2033, Series Cc,d	7,700,320
10,070,000	6.250%, 6/1/2038, Series Cc	11,165,817
	Philadelphia Authority for Industrial Development Revenue Bonds (Please Touch Museum)
2,000,000	5.250%, 9/1/2026	1,819,700

	Total	57,523,233

Puerto Rico (0.5%)
	Puerto Rico Industrial, Tourist, Educational, Medical, and Environmental Control Facilities Financing Authority Cogeneration Facility Revenue Bonds (AES Puerto Rico)
7,655,000	6.625%, 6/1/2026	7,234,511
	Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue Bonds
1,000,000	5.000%, 8/1/2022, Series C	1,102,280

	Total	8,336,791

South Carolina (2.3%)
	County of Charleston, South Carolina General Obligation Transportation Sales Tax Refunding Bonds
10,005,000	5.000%, 11/1/2021	12,005,000
	Greenwood County, South Carolina Hospital Facilities Refunding Revenue Bonds (Self Regional Healthcare)
1,120,000	5.000%, 10/1/2024, Series B	1,204,594
2,890,000	5.000%, 10/1/2031, Series B	2,961,238

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Municipal Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.7%)	Value

South Carolina (2.3%) - continued
	Greenwood County, South Carolina Hospital Facilities Revenue Bonds (Self Regional Healthcare)
$2,250,000	5.375%, 10/1/2039	$2,302,447
	Piedmont, South Carolina Municipal Power Agency Electric Revenue Bonds (NATL- RE FGIC Insured)
4,000,000	6.250%, 1/1/2021[c]	4,872,240
	South Carolina Jobs-Economic Development Authority Hospital Refunding and Improvement Revenue Bonds (Palmetto Health Alliance)
605,000	6.875%, 8/1/2027, Series Ca	605,000
4,895,000	6.875%, 8/1/2027, Series Ca	4,895,000
	South Carolina Public Service Authority Revenue Obligations (Santee Cooper)
3,855,000	5.500%, 1/1/2038, Series A	4,143,123
	Spartanburg, South Carolina Water System Revenue Bonds (FGIC Insured)
2,000,000	5.250%, 6/1/2028[a,c]	2,082,420

	Total	35,071,062

South Dakota (0.5%)
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Regional Health)
1,000,000	5.000%, 9/1/2023	1,076,990
820,000	5.000%, 9/1/2025	857,203
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Sanford Health)
5,000,000	5.000%, 11/1/2040	4,933,700
1,250,000	5.500%, 11/1/2040	1,301,375

	Total	8,169,268

Tennessee (0.4%)
	Jackson, Tennessee Hospital Revenue Refunding and Improvement Bonds (Jackson- Madison County General Hospital)
2,060,000	5.625%, 4/1/2038	2,150,949
3,450,000	5.750%, 4/1/2041	3,608,458
	Metropolitan Government of Nashville and Davidson County, Tennessee Health and Educational Facilities Board Revenue Bonds (Belmont University)
600,000	5.000%, 11/1/2030	609,678

	Total	6,369,085

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Texas (9.6%)
	Alliance Airport Authority, Inc. Special Facilities Revenue Refunding Bonds (Federal Express Corporation)
$10,425,000	4.850%, 4/1/2021	$10,816,042
	Amarillo Health Facilities Corporation Hospital Revenue Bonds (Baptist St. Anthony’s Hospital Corporation) (AGM Insured)
2,000,000	5.500%, 1/1/2017[a,c]	2,309,320
	Austin, Texas Combined Utility Systems Revenue Refunding Bonds (NATL-RE FGIC-TCRS Insured)
40,000	6.000%, 11/15/2013[c]	40,648
	Bexar County Housing Finance Corporation Multifamily Housing Revenue Bonds (Dymaxion and Marbach Park Apartments) (NATL-RE Insured)
1,930,000	6.000%, 8/1/2023, Series Ac	1,934,535
	Clifton Higher Education Finance Corporation Education Revenue Bonds (IDEA Public Schools)
1,000,000	5.000%, 8/15/2042	919,760
	Clifton Higher Education Finance Corporation Education Revenue Bonds (Uplift Education)
4,000,000	6.250%, 12/1/2045, Series A	4,203,040
	Dallas Independent School District, Dallas County, Texas Unlimited Tax School Building General Obligation Bonds (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[c]	11,570,200
	Harris County General Obligation and Revenue Refunding Bonds (NATL-RE Insured)
7,000,000	Zero Coupon, 8/15/2024[c]	5,018,790
	Harris County Health Facilities Development Corporation Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System)
2,015,000	7.250%, 12/1/2035, Series Ba	2,616,276
	Harris County Industrial Development Corporation Pollution Control Revenue Bonds (Exxon)
1,900,000	0.050%, 3/1/2024[b]	1,900,000
	Harris County Toll Road Revenue and Refunding Bonds
6,500,000	5.250%, 8/15/2047, Series B	6,611,800
	Houston, Texas Water and Sewer System Revenue Refunding Bonds (AGM Insured)
10,000,000	5.750%, 12/1/2032, Series Aa,c	12,323,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Municipal Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Texas (9.6%) - continued
	Lewisville Independent School District, Denton County, Texas Unlimited Tax School Building and Refunding Bonds (PSF- GTD Insured)
$5,315,000	Zero Coupon, 8/15/2019[c]	$4,672,204
	Lower Colorado River Authority Revenue Refunding Bonds (AGM Insured)
215,000	5.875%, 5/15/2015, Series Ac	215,828
	North East Independent School District, Bexar County, Texas Unlimited Tax Refunding Bonds (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[c]	5,717,850
2,000,000	5.250%, 2/1/2029[c]	2,269,180
	North Texas Education Finance Corporation Education Revenue Bonds (Uplift Education)
2,500,000	5.125%, 12/1/2042, Series A	2,289,500
	North Texas Health Facilities Development Corporation Hospital Revenue Bonds (United Regional Healthcare System, Inc.)
2,600,000	6.000%, 9/1/2023[a]	2,610,712
	North Texas Tollway Authority System Revenue Refunding Bonds
15,000,000	5.000%, 9/1/2030, Series D	15,719,700
1,000,000	5.625%, 1/1/2033, Series A	1,063,760
5,000,000	5.000%, 1/1/2042, Series B	4,947,400
	North Texas Tollway Authority System Revenue Refunding Bonds (AGM Insured)
5,000,000	Zero Coupon, 1/1/2028, Series Dc	2,461,650
	Northside Independent School District School Building General Obligation Bonds (PSF-GTD Insured)
5,000,000	1.350%, 6/1/2033[b,c]	4,835,550
	Pharr, Texas Higher Education Finance Authority Education Revenue Bonds (IDEA Public Schools)
2,500,000	6.250%, 8/15/2029, Series A	2,693,175
2,000,000	6.500%, 8/15/2039, Series A	2,147,980
	San Juan, Texas Higher Education Finance Authority Education Revenue Bonds (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Series A	2,185,740
	San Leanna Education Facilities Corporation Higher Education Revenue Bonds (Saint Edward’s University)
1,160,000	5.125%, 6/1/2024	1,184,302
1,000,000	5.125%, 6/1/2027	1,005,260

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Texas (9.6%) - continued
	Socorro, Texas Independent School District General Obligation Refunding Bonds (School Building) (PSF-GTD Insured)
$2,000,000	5.000%, 8/15/2034[c]	$2,094,000
	Southeast Texas Housing Finance Corporation Single Family Mortgage Revenue Bonds (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,c]	11,017,989
	Southwest Higher Education Authority, Inc., Higher Education Revenue Bonds (Southern Methodist University)
1,700,000	5.000%, 10/1/2041	1,784,286
	Tarrant County Cultural Education Facilities Finance Corporation Hospital Revenue Bonds (Hendrick Medical Center) (AGM Insured)
1,250,000	5.250%, 9/1/2026, Series Bc	1,318,300
2,000,000	5.250%, 9/1/2027, Series Bc	2,089,660
1,000,000	5.250%, 9/1/2028, Series Bc	1,036,740
	Tarrant County Cultural Education Facilities Finance Corporation Refunding Revenue Bonds (Texas Health Resources System)
2,000,000	5.000%, 2/15/2023, Series A	2,133,620
	Texas College Student Loan General Obligation Bonds
1,900,000	5.000%, 8/1/2017	2,156,538
	Texas Transportation Commission Central Texas Turnpike System Revenue Refunding Bonds
2,000,000	1.250%, 8/15/2042, Series Bb	2,000,000
	Westlake, Certificates of Obligation
350,000	6.500%, 5/1/2015[a]	366,215
335,000	6.500%, 5/1/2017[a]	350,521
1,650,000	5.750%, 5/1/2024[a]	1,717,320
2,000,000	5.800%, 5/1/2032[a]	2,082,340

	Total	146,431,431

Utah (0.9%)
	Riverton, Utah Hospital Revenue Bonds (IHC Health Services, Inc.)
3,010,000	5.000%, 8/15/2041	3,055,300
	Utah Associated Municipal Power Systems Revenue and Refunding Bonds (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027	6,198,180
	Utah County, Utah Hospital Revenue Bonds (IHC Health Services, Inc.)
3,175,000	5.000%, 5/15/2043	3,227,959

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Municipal Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Utah (0.9%) - continued
	Utah State Charter School Finance Authority Charter School Revenue Bonds (North Davis Preparatory)
$1,000,000	6.250%, 7/15/2030	$1,027,100

	Total	13,508,539

Virginia (1.4%)
	Fairfax County, Virginia Industrial Development Authority Health Care Revenue Bonds (Inova Health System)
1,000,000	5.000%, 5/15/2025, Series C	1,077,800
	Fairfax County, Virginia Industrial Development Authority Hospital Revenue Refunding Bonds (Inova Health System Hospitals)
2,510,000	5.250%, 8/15/2019	2,856,280
	Virginia Commonwealth Transportation Board Revenue Bonds
10,000,000	5.000%, 5/15/2034	10,505,200
	Virginia Port Authority Port Facilities Revenue Refunding Bonds
2,000,000	5.000%, 7/1/2040	2,049,180
	Virginia Small Business Financing Authority Revenue Bonds (Elizabeth River Crossings Opco, LLC)
4,500,000	6.000%, 1/1/2037	4,536,720

	Total	21,025,180

Washington (3.6%)
	Franklin County, Washington, Pasco School District No. 1 Unlimited Tax General Obligation Bonds (NATL-RE Insured)
6,000,000	5.250%, 12/1/2022[a,c]	6,750,720
	FYI Properties Lease Revenue Bonds (State of Washington DIS)
2,555,000	5.500%, 6/1/2034	2,713,972
	King County, Washington Limited Tax General Obligation Bonds
1,150,000	5.125%, 1/1/2033	1,222,059
	Port of Seattle Special Facility Revenue Refunding Bonds (Seatac Fuel Facilities, LLC)
670,000	5.000%, 6/1/2019	756,725
1,000,000	5.000%, 6/1/2020	1,119,250
	Tobacco Settlement Authority Tobacco Settlement Revenue Bonds
6,265,000	6.500%, 6/1/2026	6,283,670

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Washington (3.6%) - continued
	Washington Economic Development Finance Authority Lease Revenue Bonds (Washington Biomedical Research Properties II) (NATL-RE Insured)
$5,620,000	5.000%, 6/1/2030[c]	$5,796,018
	Washington General Obligation Bonds
2,205,000	6.750%, 2/1/2015, Series A	2,334,853
	Washington General Obligation Bonds (AGM Insured)
5,000,000	5.000%, 7/1/2021, Series 2007Aa,c	5,608,050
	Washington Health Care Facilities Authority Revenue Bonds
2,500,000	5.250%, 12/1/2030	2,446,950
5,000,000	5.250%, 10/1/2032, Series A	5,295,850
	Washington Health Care Facilities Authority Revenue Bonds (Kadlec Medical Center) (AGM Insured)
1,000,000	5.000%, 12/1/2030, Series Ac	990,780
	Washington Health Care Facilities Authority Revenue Bonds (Seattle Cancer Care Alliance)
5,010,000	7.375%, 3/1/2038	5,956,990
	Washington Higher Education Facilities Authority Refunding Revenue Bonds (Gonzaga University)
5,325,000	5.000%, 4/1/2029, Series B	5,350,667
	Washington Higher Education Facilities Authority Revenue and Refunding Revenue Bonds (Whitworth University)
1,290,000	5.875%, 10/1/2034	1,334,582
1,000,000	5.625%, 10/1/2040	1,009,490

	Total	54,970,626

Wisconsin (1.1%)
	Kaukauna, Wisconsin Electric System Revenue Bonds (AGM Insured)
3,000,000	5.000%, 12/15/2035, Series Ac	2,936,550
	Monroe, Wisconsin Redevelopment Authority Development Revenue Bonds (Monroe Clinic, Inc.)
3,520,000	5.875%, 2/15/2039	3,655,063
	University of Wisconsin Hospitals and Clinics Authority Revenue Bonds
2,000,000	5.000%, 4/1/2038, Series A	1,944,640
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Blood Center of Southeastern Wisconsin, Inc.)
2,000,000	5.750%, 6/1/2034	2,031,160

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Municipal Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (99.7%)	Value

Wisconsin (1.1%) - continued
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Thedacare, Inc.)
$5,310,000	5.500%, 12/15/2038, Series A	$5,517,249
	Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds (Marquette University)
1,125,000	5.000%, 10/1/2033, Series B- 1	1,164,060

	Total	17,248,722

Wyoming (1.3%)
	Kemmerer, Wyoming Pollution Control Revenue Bonds (Exxon)
2,150,000	0.050%, 11/1/2014[b]	2,150,000
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon)
585,000	0.050%, 11/1/2014, Series Db	585,000
6,825,000	0.050%, 11/1/2014, Series Bb	6,825,000
	Wyoming Municipal Power Agency Power Supply System Revenue Bonds
3,270,000	5.375%, 1/1/2042, Series A	3,422,938
	Wyoming State Farm Loan Board Capital Facilities Refunding Revenue Bonds
5,825,000	5.750%, 10/1/2020	6,506,874

	Total	19,489,812

	Total Long-Term Fixed Income (cost $1,476,163,586)	1,524,692,695

	Total Investments (cost $1,476,163,586) 99.7%	$1,524,692,695

	Other Assets and Liabilities, Net 0.3%	4,340,489

	Total Net Assets 100.0%	$1,529,033,184

a	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2013.
c	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2013.
e	Denotes investments purchased on a when-issued or delayed delivery basis.

     Definitions:

ACA	-	American Capital Access Holding, Ltd.
AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Corporation
AMT	-	Subject to Alternative Minimum Tax
BNY	-	The Bank of New York Mellon Corporation
CR	-	Custodial Receipts
FGIC	-	Financial Guaranty Insurance Company
FHA	-	Federal Housing Administration
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GNMA	-	Government National Mortgage Association
IBC	-	Insured Bond Certificate
NATL-RE	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Public School Fund Guaranteed
Q-SBLF	-	Qualified School Bond Loan Fund
TCRS	-	Temporary Custodial Receipts
VA MTGS	-	Department of Veterans’ Affairs - Mortgages
XLCA	-	XL Capital Assurance

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$68,245,610
Gross unrealized depreciation	(19,716,501)

Net unrealized appreciation (depreciation)	$48,529,109

Cost for federal income tax purposes	$1,476,163,586

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Municipal Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Education	165,164,407	–	165,164,407	–
Electric Revenue	56,855,730	–	56,855,730	–
Escrowed/Pre-refunded	153,282,812	–	153,282,812	–
General Obligation	264,268,518	–	264,268,518	–
Health Care	195,559,125	–	195,559,125	–
Housing Finance	4,674,947	–	4,674,947	–
Industrial Development Revenue	56,850,456	–	56,850,456	–
Other Revenue	266,208,667	–	266,208,667	–
Tax Revenue	71,561,440	–	71,561,440	–
Transportation	221,925,655	–	221,925,655	–
Water & Sewer	68,340,938	–	68,340,938	–

Total	$1,524,692,695	$–	$1,524,692,695	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Income Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Bank Loans (4.6%)[a]	Value

Basic Materials (0.3%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$1,339,875	5.250%, 10/18/2017	$1,349,509
	Ineos Group Holdings, Ltd., Term Loan
884,557	4.000%, 5/4/2018	882,345

	Total	2,231,854

Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
895,500	4.250%, 10/9/2019	901,643
	Berry Plastics Group, Inc., Term Loan
897,750	3.500%, 2/8/2020	896,628

	Total	1,798,271

Communications Services (1.5%)
	Charter Communications Operating, LLC, Term Loan
540,000	3.000%, 12/21/2020	537,300
	Clear Channel Communications, Inc., Term Loan
227,873	3.836%, 1/29/2016	212,706
672,127	6.945%, 1/30/2019	620,541
	Cumulus Media Holdings, Inc., Term Loan
857,423	4.500%, 9/17/2018	864,745
	Hargray Communications Group, Inc., Term Loan
920,000	4.750%, 6/25/2019	918,280
	Intelsat Jackson Holdings SA, Term Loan
1,087,904	4.250%, 4/2/2018	1,096,063
	Level 3 Financing, Inc., Term Loan
900,000	4.750%, 8/1/2019	905,895
	McGraw-Hill Global Education Holdings, LLC, Term Loan
448,875	9.000%, 3/22/2019	450,980
	NEP Broadcasting, LLC, Term Loan
895,500	4.750%, 1/22/2020	900,721
	TNS, Inc., Term Loan
865,278	5.000%, 2/14/2020	870,686
	Univision Communications, Inc., Term Loan
359,100	4.500%, 2/28/2020	360,447
574,168	4.500%, 2/28/2020	576,321
	Van Wagner Communications, Inc., Term Loan
356,400	8.250%, 8/3/2018	357,515
	Virgin Media Investment Holdings, Ltd., Term Loan
900,000	3.500%, 6/7/2020	899,001
	Visant Corporation, Term Loan
689,445	5.250%, 12/22/2016	673,284
	WideOpenWest Finance, LLC, Term Loan
897,750	4.750%, 3/26/2019	904,672
	Yankee Cable Acquisition, LLC, Term Loan
883,270	5.250%, 8/26/2016	889,064

Principal Amount	Bank Loans (4.6%)[a]	Value

Communications Services (1.5%) - continued
	Zayo Group, LLC, Term Loan
$895,477	4.500%, 7/2/2019	$901,916

	Total	12,940,137

Consumer Cyclical (0.5%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
815,559	4.250%, 2/23/2017	819,229
	Chrysler Group, LLC, Term Loan
917,659	4.250%, 5/24/2017	931,415
	MGM Resorts International, Term Loan
537,300	3.500%, 12/20/2019	537,525
	ROC Finance, LLC, Term Loan
900,000	5.000%, 4/8/2019	904,500
	Toys R Us, Inc., Term Loan
832,818	5.250%, 5/25/2018	811,648

	Total	4,004,317

Consumer Non-Cyclical (0.6%)
	Albertson’s, Inc., Term Loan
897,750	4.750%, 3/21/2019	901,682
	Bausch & Lomb, Inc., Term Loan
891,017	4.000%, 5/17/2019	890,465
	Biomet, Inc., Term Loan
545,875	3.960%, 7/25/2017	549,150
	CHS/Community Health Systems, Inc., Term Loan
900,000	3.773%, 1/25/2017	905,877
	Michael Foods, Inc., Term Loan
675,654	4.250%, 2/25/2018	681,776
	Roundy’s Supermarkets, Inc., Term Loan
888,490	5.750%, 2/13/2019	879,791

	Total	4,808,741

Energy (0.3%)
	Arch Coal, Inc., Term Loan
886,052	5.750%, 5/16/2018	878,858
	Chesapeake Energy Corporation, Term Loan
1,070,000	5.750%, 12/2/2017	1,095,862
	Offshore Group Investment, Ltd., Term Loan
448,875	5.750%, 3/28/2019	452,241

	Total	2,426,961

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
895,500	4.000%, 10/12/2019	895,500

	Total	895,500

Technology (0.5%)
	First Data Corporation Extended, Term Loan
900,000	4.191%, 3/23/2018	897,750
	Freescale Semiconductor Inc., Term Loan
897,750	5.000%, 2/13/2020	906,449

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Income Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Bank Loans (4.6%)[a]	Value

Technology (0.5%) - continued
	Infor US, Inc., Term Loan
$562,960	5.250%, 4/5/2018	$569,997
	SunGard Data Systems, Inc., Term Loan
875,600	4.500%, 1/31/2020	887,097
259,350	4.000%, 3/8/2020	261,943
	Syniverse Holdings, Inc., Term Loan
356,400	5.000%, 4/23/2019	357,886

	Total	3,881,122

Transportation (0.3%)
	American Airlines, Inc., Term Loan
920,000	4.750%, 6/21/2019	920,000
	American Petroleum Tankers Parent, LLC, Term Loan
433,333	4.750%, 9/28/2019	436,584
	Delta Air Lines, Inc., Term Loan
1,421,000	4.250%, 4/20/2017	1,429,881

	Total	2,786,465

Utilities (0.3%)
	Calpine Corporation, Term Loan
705,503	4.000%, 4/1/2018	709,320
694,750	4.000%, 10/9/2019	697,606
	NGPL PipeCo, LLC, Term Loan
858,214	6.750%, 9/15/2017	821,740

	Total	2,228,666

	Total Bank Loans (cost $37,700,953)	38,002,034

Principal Amount	Long-Term Fixed Income (92.4%)	Value

Asset-Backed Securities (0.9%)
	First Horizon ABS Trust
883,171	0.350%, 10/25/2034[b,c]	675,492
	GMAC Mortgage Corporation Loan Trust
2,256,576	0.370%, 8/25/2035[b,c]	1,835,449
2,494,624	0.370%, 12/25/2036[b,c]	2,097,323
	IndyMac Seconds Asset-Backed Trust
1,447,915	0.360%, 10/25/2036[b,c]	327,112
	Renaissance Home Equity Loan Trust
1,815,484	5.746%, 5/25/2036	1,357,414
1,400,000	6.011%, 5/25/2036	1,014,640

	Total	7,307,430

Basic Materials (4.3%)
	Agrium, Inc.
1,090,000	3.500%, 6/1/2023	1,043,198
	Alcoa, Inc.
1,000,000	6.750%, 1/15/2028	1,027,555
	ArcelorMittal
1,000,000	6.125%, 6/1/2018	1,050,000
2,250,000	5.750%, 8/5/2020	2,252,813
	Ashland, Inc.
1,800,000	3.000%, 3/15/2016[d]	1,822,500

Principal Amount	Long-Term Fixed Income (92.4%)	Value

Basic Materials (4.3%) - continued
	Barrick Gold Corporation
$1,080,000	4.100%, 5/1/2023[d]	$918,549
	Dow Chemical Company
1,430,000	4.250%, 11/15/2020	1,513,086
880,000	5.250%, 11/15/2041	901,426
	Freeport-McMoRan Copper & Gold, Inc.
2,525,000	3.100%, 3/15/2020[d]	2,315,440
725,000	3.875%, 3/15/2023[d]	655,922
	Georgia-Pacific, LLC
1,310,000	5.400%, 11/1/2020[d]	1,475,610
1,100,000	3.734%, 7/15/2023[d]	1,080,257
	Glencore Funding, LLC
1,820,000	4.125%, 5/30/2023[d]	1,630,254
	Inmet Mining Corporation
1,080,000	7.500%, 6/1/2021[d]	1,080,000
	International Paper Company
750,000	7.300%, 11/15/2039	945,644
	LYB International Finance BV
365,000	4.000%, 7/15/2023	362,234
	LyondellBasell Industries NV
1,830,000	6.000%, 11/15/2021	2,094,885
	NOVA Chemicals Corporation
750,000	8.625%, 11/1/2019	828,750
	Rio Tinto Finance USA plc
1,650,000	2.250%, 12/14/2018	1,610,649
	Rio Tinto Finance USA, Ltd.
1,965,000	6.500%, 7/15/2018	2,304,318
1,080,000	4.125%, 5/20/2021	1,107,589
	Teck Resources, Ltd.
2,130,000	3.750%, 2/1/2023	1,927,267
	Vale SA
1,070,000	5.625%, 9/11/2042	919,250
	Weyerhaeuser Company
1,430,000	7.375%, 3/15/2032	1,718,209
	Xstrata Finance Canada, Ltd.
1,440,000	2.450%, 10/25/2017[d]	1,405,912
1,440,000	4.000%, 10/25/2022[d]	1,316,593

	Total	35,307,910

Capital Goods (2.6%)
	BAE Systems plc
2,120,000	4.750%, 10/11/2021[d]	2,223,388
	Case New Holland, Inc.
865,000	7.875%, 12/1/2017	1,014,212
	CNH Capital, LLC
250,000	6.250%, 11/1/2016	273,125
	Eaton Corporation
2,865,000	2.750%, 11/2/2022[d]	2,672,048
	Masco Corporation
875,000	5.950%, 3/15/2022	936,250
	Northrop Grumman Corporation
2,185,000	3.250%, 8/1/2023	2,100,941
	Republic Services, Inc.
370,000	5.500%, 9/15/2019	420,816
900,000	5.000%, 3/1/2020	981,755
1,300,000	5.250%, 11/15/2021	1,421,783
1,830,000	3.550%, 6/1/2022	1,783,399
	Reynolds Group Issuer, Inc.
1,060,000	9.875%, 8/15/2019	1,144,800
	Roper Industries, Inc.
1,515,000	2.050%, 10/1/2018	1,497,325

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Income Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value

Capital Goods (2.6%) - continued
	Textron, Inc.
$1,500,000	6.200%, 3/15/2015	$1,612,555
1,311,000	5.600%, 12/1/2017	1,433,611
	United Rentals North America, Inc.
700,000	5.750%, 7/15/2018	749,000
180,000	6.125%, 6/15/2023	186,975
	Waste Management, Inc.
1,335,000	2.900%, 9/15/2022	1,245,785

	Total	21,697,768

Collateralized Mortgage Obligations (1.0%)
	Bear Stearns Mortgage Funding Trust
370,031	0.470%, 8/25/2036[c]	248,854
	CitiMortgage Alternative Loan Trust
1,480,658	5.750%, 4/25/2037	1,190,109
	Countrywide Alternative Loan Trust
1,961,421	6.000%, 1/25/2037	1,544,098
	HomeBanc Mortgage Trust
1,579,091	2.456%, 4/25/2037	1,059,254
	Wachovia Mortgage Loan Trust, LLC
1,691,127	2.985%, 5/20/2036	1,393,534
	WaMu Mortgage Pass Through Certificates
1,155,318	0.480%, 10/25/2045[c]	1,037,752
	Washington Mutual Alternative Mortgage Pass Through Certificates
2,683,337	0.913%, 2/25/2047[c]	1,583,477

	Total	8,057,078

Commercial Mortgage-Backed Securities (1.4%)
	Bear Stearns Commercial Mortgage Securities, Inc.
2,500,000	5.331%, 2/11/2044	2,736,310
	Citigroup/Deutsche Bank Commercial Mortgage
1,300,000	5.322%, 12/11/2049	1,433,588
	Commercial Mortgage Pass-Through Certificates
1,291,889	0.321%, 12/15/2020[c,d]	1,273,437
	Credit Suisse First Boston Mortgage Securities
1,800,000	5.542%, 1/15/2049	1,994,846
	Credit Suisse Mortgage Capital Certificates
1,558,981	0.361%, 10/15/2021[c,d]	1,543,274
2,390,411	5.467%, 9/15/2039	2,622,537

	Total	11,603,992

Communications Services (7.7%)
	AMC Networks, Inc.
350,000	4.750%, 12/15/2022	339,500
	America Movil SAB de CV
2,570,000	5.000%, 3/30/2020	2,778,962
	American Tower Corporation
2,180,000	4.500%, 1/15/2018	2,317,767

Principal Amount	Long-Term Fixed Income (92.4%)	Value

Communications Services (7.7%) - continued
$720,000	5.900%, 11/1/2021	$791,645
610,000	3.500%, 1/31/2023	555,220
	AT&T, Inc.
1,440,000	1.400%, 12/1/2017	1,407,826
1,400,000	4.450%, 5/15/2021	1,510,257
1,245,000	5.550%, 8/15/2041	1,292,965
	CC Holdings GS V, LLC
720,000	3.849%, 4/15/2023	678,413
	CCO Holdings, LLC
720,000	7.000%, 1/15/2019	763,200
	CenturyLink, Inc.
555,000	5.150%, 6/15/2017	589,687
900,000	6.150%, 9/15/2019	960,750
1,080,000	5.625%, 4/1/2020	1,104,300
1,400,000	5.800%, 3/15/2022	1,393,000
	Clear Channel Worldwide Holdings, Inc.
1,430,000	6.500%, 11/15/2022	1,494,350
	Comcast Corporation
1,100,000	6.300%, 11/15/2017	1,303,325
1,100,000	5.700%, 5/15/2018	1,285,017
1,430,000	3.125%, 7/15/2022	1,402,763
1,300,000	6.400%, 5/15/2038	1,549,543
	Cox Communications, Inc.
1,100,000	9.375%, 1/15/2019[d]	1,443,891
1,000,000	3.250%, 12/15/2022[d]	913,708
1,500,000	8.375%, 3/1/2039[d]	1,942,539
	Crown Castle Towers, LLC
2,950,000	4.174%, 8/15/2017[d]	3,111,002
	DIRECTV Holdings, LLC
3,225,000	5.000%, 3/1/2021	3,396,476
1,095,000	3.800%, 3/15/2022	1,052,600
	Discovery Communications, LLC
1,080,000	4.375%, 6/15/2021	1,137,331
1,075,000	3.300%, 5/15/2022	1,032,569
	Hughes Satellite Systems Corporation
1,780,000	6.500%, 6/15/2019	1,891,250
	Intelsat Jackson Holdings SA
710,000	7.250%, 4/1/2019	767,687
1,100,000	7.500%, 4/1/2021	1,197,625
	NBC Universal Enterprise, Inc.
1,080,000	1.974%, 4/15/2019[d]	1,054,429
	NBCUniversal Media, LLC
2,250,000	5.150%, 4/30/2020	2,567,515
2,490,000	4.375%, 4/1/2021	2,697,151
	News America, Inc.
1,100,000	7.625%, 11/30/2028	1,357,553
1,350,000	6.400%, 12/15/2035	1,530,635
	Omnicom Group, Inc.
2,380,000	4.450%, 8/15/2020	2,528,410
	Qwest Corporation
1,800,000	6.500%, 6/1/2017	2,036,853
	SBA Tower Trust
2,000,000	5.101%, 4/17/2017[d]	2,187,308
	Sirius XM Radio, Inc.
700,000	5.250%, 8/15/2022[d]	677,250
	Sprint Nextel Corporation
350,000	7.000%, 3/1/2020[d]	381,500
	Telefonica Emisiones SAU
1,440,000	5.462%, 2/16/2021	1,501,170

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Income Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value

Communications Services (7.7%) - continued
	Time Warner Cable, Inc.
$1,500,000	8.250%, 4/1/2019	$1,746,156
	UPCB Finance VI, Ltd.
1,400,000	6.875%, 1/15/2022[d]	1,484,000

	Total	63,155,098

Consumer Cyclical (5.8%)
	American Honda Finance Corporation
2,600,000	3.875%, 9/21/2020[d]	2,700,342
	Daimler Finance North America, LLC
1,240,000	3.875%, 9/15/2021[d]	1,277,568
	Ford Motor Credit Company, LLC
2,100,000	3.875%, 1/15/2015	2,166,746
1,440,000	1.525%, 5/9/2016[c]	1,443,115
1,800,000	3.984%, 6/15/2016	1,890,293
1,750,000	4.250%, 2/3/2017	1,847,584
370,000	6.625%, 8/15/2017	421,864
1,425,000	4.250%, 9/20/2022	1,422,454
	General Motors Financial Company, Inc.
1,340,000	4.750%, 8/15/2017[d]	1,405,325
	Home Depot, Inc.
900,000	2.700%, 4/1/2023	855,404
	Hyundai Motor Manufacturing Czech
1,475,000	4.500%, 4/15/2015[d]	1,544,449
	Johnson Controls, Inc.
1,850,000	5.250%, 12/1/2041	1,853,942
	KIA Motors Corporation
1,740,000	3.625%, 6/14/2016[d]	1,804,585
	Macy’s Retail Holdings, Inc.
1,790,000	7.450%, 7/15/2017	2,140,820
1,930,000	3.875%, 1/15/2022	1,954,633
1,075,000	2.875%, 2/15/2023	998,308
	Marriott International, Inc.
1,750,000	3.000%, 3/1/2019	1,772,300
	MGM Resorts International
1,080,000	7.625%, 1/15/2017	1,215,000
	QVC, Inc.
1,265,000	4.375%, 3/15/2023[d]	1,206,742
	Royal Caribbean Cruises, Ltd.
1,440,000	5.250%, 11/15/2022	1,450,800
	Sheraton Holding Corporation
710,000	7.375%, 11/15/2015	802,203
	Starwood Hotels & Resorts Worldwide, Inc.
1,150,000	6.750%, 5/15/2018	1,360,725
1,790,000	3.125%, 2/15/2023	1,642,368
	Time Warner, Inc.
390,000	3.400%, 6/15/2022[e]	381,411
1,400,000	7.700%, 5/1/2032	1,818,722
	Toll Brothers Finance Corporation
1,000,000	6.750%, 11/1/2019	1,130,000
540,000	4.375%, 4/15/2023[e]	513,000
	Toys R Us Property Company II, LLC
1,430,000	8.500%, 12/1/2017	1,510,438
	Wal-Mart Stores, Inc.
3,000,000	2.550%, 4/11/2023	2,816,325

Principal Amount	Long-Term Fixed Income (92.4%)	Value

Consumer Cyclical (5.8%) - continued
	Western Union Company
$1,070,000	2.875%, 12/10/2017	$1,077,119
	Wyndham Worldwide Corporation
1,080,000	2.500%, 3/1/2018	1,068,863
730,000	5.625%, 3/1/2021	784,928
1,780,000	4.250%, 3/1/2022	1,755,642

	Total	48,034,018

Consumer Non-Cyclical (7.5%)
	Altria Group, Inc.
905,000	4.750%, 5/5/2021	973,316
1,500,000	9.950%, 11/10/2038	2,250,879
	Amgen, Inc.
1,460,000	3.875%, 11/15/2021	1,489,610
	Anheuser-Busch InBev Worldwide, Inc.
1,450,000	5.375%, 1/15/2020	1,673,980
1,475,000	5.000%, 4/15/2020	1,667,617
	Biomet, Inc.
1,370,000	6.500%, 8/1/2020	1,438,500
	Boston Scientific Corporation
2,200,000	4.500%, 1/15/2015	2,304,973
	Bunge Limited Finance Corporation
1,265,000	5.100%, 7/15/2015	1,354,996
1,080,000	3.200%, 6/15/2017	1,110,402
	Celgene Corporation
1,250,000	1.900%, 8/15/2017	1,252,353
1,500,000	3.950%, 10/15/2020	1,542,226
	ConAgra Foods, Inc.
1,105,000	2.100%, 3/15/2018	1,098,188
1,170,000	3.200%, 1/25/2023	1,119,689
	Covidien International Finance SA
1,440,000	2.950%, 6/15/2023	1,371,652
	Energizer Holdings, Inc.
800,000	4.700%, 5/24/2022	807,806
	Express Scripts Holding Company
1,265,000	3.125%, 5/15/2016	1,321,564
1,765,000	4.750%, 11/15/2021	1,894,283
	Fresenius Medical Care US Finance II, Inc.
390,000	5.625%, 7/31/2019[d]	412,912
	Fresenius Medical Care US Finance, Inc.
710,000	6.500%, 9/15/2018[d]	782,775
	Gilead Sciences, Inc.
1,800,000	4.400%, 12/1/2021	1,927,004
	Grifols, Inc.
1,070,000	8.250%, 2/1/2018	1,156,937
	HCA, Inc.
780,000	8.500%, 4/15/2019	844,350
1,440,000	4.750%, 5/1/2023	1,389,600
	Health Management Associates, Inc.
1,470,000	7.375%, 1/15/2020	1,664,775
	Heineken NV
1,430,000	2.750%, 4/1/2023[d]	1,309,189
	Imperial Tobacco Finance plc
1,800,000	3.500%, 2/11/2023[d]	1,702,890

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Income Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value

Consumer Non-Cyclical (7.5%) - continued
	Koninklijke Philips Electronics NV
$1,485,000	3.750%, 3/15/2022	$1,493,301
	Kraft Foods Group, Inc.
961,000	6.125%, 8/23/2018	1,131,220
900,000	6.875%, 1/26/2039	1,115,209
	Mallinckrodt International Finance SA
1,440,000	3.500%, 4/15/2018[d]	1,423,683
	Mondelez International, Inc.
1,460,000	5.375%, 2/10/2020	1,645,988
	Mylan, Inc.
2,155,000	7.875%, 7/15/2020[d]	2,471,559
1,260,000	3.125%, 1/15/2023[d]	1,148,508
	Pernod-Ricard SA
2,870,000	5.750%, 4/7/2021[d]	3,234,522
	Reynolds American, Inc.
1,820,000	3.250%, 11/1/2022	1,723,018
	SABMiller Holdings, Inc.
885,000	2.450%, 1/15/2017[d]	907,392
2,575,000	3.750%, 1/15/2022[d]	2,622,939
	Safeway, Inc.
890,000	5.000%, 8/15/2019	949,948
1,100,000	4.750%, 12/1/2021[e]	1,123,192
	Thermo Fisher Scientific, Inc.
1,450,000	3.600%, 8/15/2021	1,425,817
	Tyson Foods, Inc.
1,795,000	4.500%, 6/15/2022	1,847,524
	Valeant Pharmaceuticals International
1,440,000	6.375%, 10/15/2020[d]	1,486,800

	Total	61,613,086

Energy (9.0%)
	BP Capital Markets plc
1,050,000	2.248%, 11/1/2016	1,083,301
	Buckeye Partners, LP
1,090,000	4.150%, 7/1/2023	1,061,113
	Cameron International Corporation
1,440,000	3.600%, 4/30/2022	1,445,926
	Canadian Oil Sands, Ltd.
1,400,000	4.500%, 4/1/2022[d]	1,430,831
	CenterPoint Energy Resources Corporation
2,400,000	6.125%, 11/1/2017	2,806,608
	Chevron Corporation
1,470,000	2.427%, 6/24/2020	1,456,970
	CNOOC Finance 2013, Ltd.
1,800,000	3.000%, 5/9/2023	1,638,797
	CNPC HK Overseas Capital, Ltd.
1,630,000	5.950%, 4/28/2041[d]	1,791,763
	Concho Resources, Inc.
1,070,000	6.500%, 1/15/2022	1,144,900
	DCP Midstream, LLC
1,000,000	5.850%, 5/21/2043[d]	955,000
	El Paso Pipeline Partners Operating Company, LLC
2,150,000	5.000%, 10/1/2021	2,318,154
	Enbridge Energy Partners, LP
1,270,000	5.200%, 3/15/2020	1,377,411
1,470,000	8.050%, 10/1/2037	1,667,966

Principal Amount	Long-Term Fixed Income (92.4%)	Value

Energy (9.0%) - continued
	Encana Corporation
$1,080,000	5.900%, 12/1/2017	$1,240,916
720,000	5.150%, 11/15/2041	696,542
	Energy Transfer Partners, LP
2,385,000	6.700%, 7/1/2018	2,811,941
	EQT Corporation
800,000	8.125%, 6/1/2019	972,548
	Harvest Operations Corporation
1,080,000	6.875%, 10/1/2017	1,190,700
	Hess Corporation
1,820,000	5.600%, 2/15/2041	1,899,971
	Key Energy Services, Inc.
1,175,000	6.750%, 3/1/2021	1,151,500
	Linn Energy, LLC
1,030,000	7.750%, 2/1/2021	1,040,300
	Lukoil International Finance BV
2,165,000	3.416%, 4/24/2018[d]	2,132,958
	Marathon Oil Corporation
1,273,000	5.900%, 3/15/2018	1,457,898
1,080,000	2.800%, 11/1/2022	1,015,555
	Marathon Petroleum Corporation
1,080,000	6.500%, 3/1/2041	1,226,973
	Markwest Energy Partners, LP
455,000	6.250%, 6/15/2022	486,850
	MEG Energy Corporation
1,080,000	6.375%, 1/30/2023[d]	1,080,000
	Newfield Exploration Company
625,000	5.625%, 7/1/2024	625,000
	Nexen, Inc.
1,080,000	6.400%, 5/15/2037	1,194,975
	Noble Energy, Inc.
1,900,000	8.250%, 3/1/2019	2,412,624
	Noble Holding International, Ltd.
1,440,000	3.950%, 3/15/2022[e]	1,411,785
	Petrobras International Finance Company
1,800,000	5.375%, 1/27/2021	1,792,503
	Petroleos Mexicanos
1,740,000	3.500%, 7/18/2018[d]	1,770,450
	Phillips 66
1,430,000	4.300%, 4/1/2022	1,472,327
	Pioneer Natural Resources Company
1,500,000	6.875%, 5/1/2018	1,764,229
1,440,000	3.950%, 7/15/2022	1,427,839
	QEP Resources, Inc.
1,060,000	5.375%, 10/1/2022	1,052,050
	Range Resources Corporation
720,000	5.000%, 3/15/2023	720,000
	Rowan Companies, Inc.
1,830,000	5.000%, 9/1/2017	1,980,869
1,175,000	4.875%, 6/1/2022	1,227,860
	Southwestern Energy Company
1,500,000	4.100%, 3/15/2022	1,497,435
	Spectra Energy Partners, LP
1,800,000	4.600%, 6/15/2021	1,819,645
	Suncor Energy, Inc.
1,060,000	6.850%, 6/1/2039	1,299,090
	Sunoco Logistics Partners Operations, LP
1,800,000	3.450%, 1/15/2023	1,689,802
	The Williams Companies, Inc.
1,440,000	3.700%, 1/15/2023	1,326,666

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

Income Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value

Energy (9.0%) - continued
	Transocean, Inc.
$1,300,000	5.050%, 12/15/2016	$1,424,877
1,080,000	7.375%, 4/15/2018	1,265,195
720,000	6.375%, 12/15/2021	812,448
	Valero Energy Corporation
1,080,000	6.625%, 6/15/2037	1,208,584
	Weatherford International, Inc.
1,300,000	6.350%, 6/15/2017	1,469,192
	Weatherford International, Ltd.
2,500,000	6.000%, 3/15/2018	2,806,762

	Total	74,055,599

Financials (29.6%)
	Aegon NV
1,400,000	2.922%, 7/29/2049[c,f]	1,050,000
	American Express Credit Corporation
2,825,000	2.800%, 9/19/2016	2,957,267
	American International Group, Inc.
1,775,000	4.250%, 9/15/2014	1,838,992
1,050,000	3.800%, 3/22/2017	1,113,529
1,750,000	6.400%, 12/15/2020	2,065,126
	American Tower Trust I
1,800,000	1.551%, 3/15/2018[d]	1,751,695
	Associated Banc Corporation
1,820,000	5.125%, 3/28/2016	1,956,915
	Associates Corporation of North America
2,200,000	6.950%, 11/1/2018	2,605,220
	AXA SA
1,420,000	8.600%, 12/15/2030	1,719,871
	Axis Specialty Finance, LLC
1,430,000	5.875%, 6/1/2020	1,587,417
	Banco do Brasil SA
1,050,000	9.250%, 10/31/2049[d,f]	1,136,625
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
805,000	4.125%, 11/9/2022[d]	747,644
	Bank of America Corporation
1,700,000	5.750%, 12/1/2017	1,916,685
2,160,000	1.343%, 3/22/2018[c]	2,155,203
2,220,000	7.625%, 6/1/2019	2,710,036
1,440,000	3.300%, 1/11/2023	1,355,636
1,100,000	4.100%, 7/24/2023	1,100,584
1,050,000	5.875%, 2/7/2042	1,179,304
	BBVA Bancomer SA/Texas
1,965,000	6.750%, 9/30/2022[d]	2,087,813
	BBVA US Senior SAU
1,440,000	4.664%, 10/9/2015	1,486,436
	Berkshire Hathaway, Inc.
1,785,000	3.750%, 8/15/2021	1,853,585
900,000	3.000%, 2/11/2023	873,557
	Boston Properties, LP
2,250,000	5.875%, 10/15/2019	2,607,401
	Capital One Financial Corporation
1,930,000	6.150%, 9/1/2016	2,158,556
	CIT Group, Inc.
980,000	5.250%, 3/15/2018	1,041,250
730,000	5.000%, 8/15/2022	723,613

Principal Amount	Long-Term Fixed Income (92.4%)	Value

Financials (29.6%) - continued
	Citigroup, Inc.
$1,790,000	6.000%, 8/15/2017	$2,029,264
2,170,000	8.500%, 5/22/2019	2,768,538
1,440,000	4.050%, 7/30/2022	1,399,447
2,525,000	3.500%, 5/15/2023	2,294,470
2,160,000	5.950%, 12/29/2049[f]	2,095,200
	CNA Financial Corporation
2,225,000	7.350%, 11/15/2019	2,729,027
700,000	5.875%, 8/15/2020	800,279
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
710,000	11.000%, 12/29/2049[d,f]	915,900
	CyrusOne, LP
1,080,000	6.375%, 11/15/2022	1,134,000
	DDR Corporation
1,255,000	4.625%, 7/15/2022	1,289,553
	Deutsche Bank AG
1,820,000	4.296%, 5/24/2028	1,652,755
	Developers Diversified Realty Corporation
710,000	7.875%, 9/1/2020	875,859
	Discover Bank
1,300,000	7.000%, 4/15/2020	1,533,383
	Discover Financial Services
1,080,000	6.450%, 6/12/2017	1,230,126
	DnB Boligkreditt AS
2,525,000	1.450%, 3/21/2018[d]	2,454,446
	Duke Realty, LP
1,780,000	3.875%, 10/15/2022	1,699,053
	ERP Operating, LP
1,800,000	4.625%, 12/15/2021	1,916,618
	Essex Portfolio, LP
1,440,000	3.250%, 5/1/2023	1,332,225
	Fairfax Financial Holdings, Ltd.
1,085,000	5.800%, 5/15/2021[d]	1,116,098
	Fifth Third Bancorp
1,790,000	0.692%, 12/20/2016[c]	1,764,637
	Fifth Third Capital Trust IV
1,050,000	6.500%, 4/15/2037	1,050,000
	GE Capital Trust I
2,500,000	6.375%, 11/15/2067	2,653,125
	General Electric Capital Corporation
1,775,000	3.800%, 6/18/2019[d]	1,856,575
1,100,000	6.000%, 8/7/2019	1,282,014
900,000	5.300%, 2/11/2021	986,111
1,800,000	1.273%, 3/15/2023[c]	1,808,179
925,000	6.750%, 3/15/2032	1,115,146
1,800,000	7.125%, 12/29/2049[f]	2,025,000
	Goldman Sachs Group, Inc.
1,750,000	6.250%, 9/1/2017	1,995,901
1,440,000	2.375%, 1/22/2018	1,422,752
1,830,000	2.900%, 7/19/2018	1,833,241
1,600,000	5.375%, 3/15/2020	1,760,435
1,750,000	5.250%, 7/27/2021	1,887,811
740,000	6.750%, 10/1/2037	778,607
	Hartford Financial Services Group, Inc.
1,800,000	5.125%, 4/15/2022	1,983,028
	HBOS Capital Funding, LP
829,000	6.071%, 6/29/2049[d,f]	795,840
	HCP, Inc.
1,900,000	5.625%, 5/1/2017	2,129,279

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

Income Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value

Financials (29.6%) - continued
$450,000	3.750%, 2/1/2019	$466,456
1,250,000	2.625%, 2/1/2020	1,182,250
	Health Care REIT, Inc.
720,000	6.125%, 4/15/2020	822,959
1,850,000	4.950%, 1/15/2021	1,978,951
	HSBC Finance Corporation
1,790,000	6.676%, 1/15/2021	2,023,962
	HSBC Holdings plc
1,800,000	4.875%, 1/14/2022	1,951,664
1,400,000	4.000%, 3/30/2022	1,429,418
	HSBC USA, Inc.
1,100,000	5.000%, 9/27/2020	1,167,486
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	1,937,169
	Icahn Enterprises, LP
340,000	8.000%, 1/15/2018	359,125
1,460,000	6.000%, 8/1/2020[d]	1,454,525
	ING Bank NV
2,140,000	2.000%, 9/25/2015[d]	2,164,182
1,080,000	3.750%, 3/7/2017[d]	1,133,205
	ING US, Inc.
540,000	5.650%, 5/15/2053[d]	507,600
990,000	2.900%, 2/15/2018[d]	987,443
1,785,000	5.500%, 7/15/2022[d]	1,927,025
	International Lease Finance Corporation
1,050,000	4.875%, 4/1/2015	1,081,500
900,000	5.750%, 5/15/2016	948,376
720,000	2.224%, 6/15/2016[c]	712,800
1,125,000	6.750%, 9/1/2016[d]	1,237,500
	Itau Unibanco Holding SA/Cayman Island
1,060,000	5.125%, 5/13/2023[d]	979,440
	J.P. Morgan Chase & Company
2,160,000	1.166%, 1/25/2018[c]	2,163,929
1,800,000	3.375%, 5/1/2023	1,670,843
1,850,000	5.500%, 10/15/2040	2,020,120
1,150,000	5.150%, 12/29/2049[f]	1,066,625
1,440,000	6.000%, 12/29/2049[f]	1,416,600
	J.P. Morgan Chase Bank NA
1,785,000	5.875%, 6/13/2016	1,995,769
1,420,000	6.000%, 10/1/2017	1,624,538
	Kilroy Realty, LP
720,000	3.800%, 1/15/2023	684,575
	LBG Capital No. 1 plc
1,100,000	8.000%, 12/29/2049[d,f]	1,113,588
	Liberty Mutual Group, Inc.
1,080,000	5.000%, 6/1/2021[d]	1,141,219
1,965,000	4.950%, 5/1/2022[d]	2,036,328
	Liberty Property, LP
1,830,000	5.500%, 12/15/2016	2,031,128
1,125,000	4.750%, 10/1/2020	1,189,845
	Macquarie Bank, Ltd.
1,785,000	5.000%, 2/22/2017[d]	1,924,052
	Merrill Lynch & Company, Inc.
1,950,000	6.875%, 4/25/2018	2,288,606
2,000,000	7.750%, 5/14/2038	2,388,160
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[d]	354,000
	MetLife Capital Trust X
750,000	9.250%, 4/8/2038[d]	997,500
	Mizuho Corporate Bank, Ltd.
1,775,000	2.550%, 3/17/2017[d]	1,802,582

Principal Amount	Long-Term Fixed Income (92.4%)	Value

Financials (29.6%) - continued
$1,440,000	3.500%, 3/21/2023[d]	$1,370,324
	Morgan Stanley
1,420,000	5.375%, 10/15/2015	1,531,937
2,270,000	6.625%, 4/1/2018	2,617,353
1,805,000	2.125%, 4/25/2018	1,747,433
1,820,000	5.625%, 9/23/2019	2,014,664
1,600,000	5.500%, 1/26/2020	1,759,312
1,795,000	4.875%, 11/1/2022	1,799,069
	Murray Street Investment Trust I
700,000	4.647%, 3/9/2017	748,590
	Nationwide Building Society
1,600,000	6.250%, 2/25/2020[d]	1,793,936
	Nordea Bank AB
1,830,000	4.875%, 5/13/2021[d]	1,915,615
	Omega Healthcare Investors, Inc.
1,640,000	5.875%, 3/15/2024	1,685,100
	ORIX Corporation
2,550,000	5.000%, 1/12/2016	2,729,969
	PNC Financial Services Group, Inc.
1,080,000	4.850%, 5/29/2049[f]	982,800
	Preferred Term Securities XXIII, Ltd.
2,409,554	0.473%, 12/22/2036[c,g]	1,813,165
	ProLogis, LP
1,450,000	6.250%, 3/15/2017	1,645,116
1,800,000	6.875%, 3/15/2020	2,133,392
	Prudential Financial, Inc.
825,000	6.200%, 11/15/2040	966,663
1,070,000	5.875%, 9/15/2042	1,080,700
1,435,000	5.625%, 6/15/2043	1,391,950
	QBE Capital Funding III, Ltd.
1,260,000	7.250%, 5/24/2041[d]	1,354,500
	Rabobank Capital Funding Trust II
1,249,000	5.260%, 12/29/2049[d,f]	1,255,245
	RBS Capital Trust III
1,260,000	5.512%, 9/29/2049[e,f]	1,036,350
	Regions Bank
1,090,000	7.500%, 5/15/2018	1,287,475
	Reinsurance Group of America, Inc.
1,030,000	5.625%, 3/15/2017	1,129,569
1,070,000	6.450%, 11/15/2019	1,240,485
	Royal Bank of Scotland Group plc
1,460,000	6.990%, 10/29/2049[d,f]	1,416,200
	Santander Holdings USA, Inc.
2,145,000	3.000%, 9/24/2015	2,207,385
	Simon Property Group, LP
750,000	10.350%, 4/1/2019	1,042,257
575,000	2.750%, 2/1/2023	534,542
	SLM Corporation
1,370,000	6.250%, 1/25/2016	1,459,050
2,485,000	6.000%, 1/25/2017	2,640,313
576,000	4.625%, 9/25/2017	578,880
	Societe Generale SA
1,800,000	6.625%, 12/11/2049[f]	1,818,000
	Standard Chartered plc
1,890,000	3.950%, 1/11/2023[d]	1,774,236
	Swedbank AB
1,440,000	1.750%, 3/12/2018[d]	1,405,915
	Swiss RE Capital I, LP
2,600,000	6.854%, 5/29/2049[d,f]	2,723,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

Income Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value

Financials (29.6%) - continued
	TD Ameritrade Holding Corporation
$2,225,000	5.600%, 12/1/2019	$2,583,421
	U.S. Bank National Association
1,800,000	3.778%, 4/29/2020	1,882,168
	UnionBanCal Corporation
1,420,000	3.500%, 6/18/2022	1,380,484
	UnitedHealth Group, Inc.
1,500,000	6.500%, 6/15/2037	1,831,789
	Unum Group
1,500,000	7.125%, 9/30/2016	1,730,933
	Ventas Realty, LP
1,800,000	4.000%, 4/30/2019	1,886,587
1,080,000	2.700%, 4/1/2020	1,024,862
	Vesey Street Investment Trust I
700,000	4.404%, 9/1/2016	747,828
	Wachovia Corporation
1,500,000	5.250%, 8/1/2014	1,564,566
	WEA Finance, LLC
1,710,000	7.125%, 4/15/2018[d]	2,048,845
720,000	6.750%, 9/2/2019[d]	856,524
	WellPoint, Inc.
1,450,000	4.650%, 1/15/2043	1,373,272
	Wells Fargo & Company
1,715,000	3.450%, 2/13/2023	1,641,783
1,780,000	7.980%, 2/28/2049[f]	1,998,050
	Willis North America, Inc.
1,850,000	6.200%, 3/28/2017	2,053,589
	ZFS Finance USA Trust II
1,500,000	6.450%, 12/15/2065[d]	1,597,500

	Total	243,370,116

Foreign Government (1.8%)
	Colombia Government International Bond
1,780,000	2.625%, 3/15/2023	1,560,170
	Corporacion Andina de Fomento
1,226,000	4.375%, 6/15/2022	1,238,671
	Costa Rica Government International Bond
1,440,000	4.375%, 4/30/2025[d,e]	1,335,600
	Eksportfinans ASA
1,750,000	2.375%, 5/25/2016	1,671,250
	Export-Import Bank of Korea
1,420,000	4.375%, 9/15/2021	1,467,134
	Korea Development Bank
1,500,000	4.375%, 8/10/2015	1,587,726
	Mexico Government International Bond
1,850,000	5.125%, 1/15/2020	2,059,050
	Province of Ontario
4,320,000	3.000%, 7/16/2018	4,541,184

	Total	15,460,785

Mortgage-Backed Securities (3.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
3,350,000	3.000%, 8/1/2028[h]	3,442,125
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,300,000	3.500%, 8/1/2043[h]	3,318,047

Principal Amount	Long-Term Fixed Income (92.4%)	Value

Mortgage-Backed Securities (3.8%) - continued
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
$2,150,000	2.500%, 8/1/2028[h]	$2,148,320
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,875,000	4.000%, 8/1/2043[h]	4,026,973
4,450,000	3.000%, 9/1/2043[h]	4,306,070
7,275,000	3.500%, 9/1/2043[h]	7,315,354
6,675,000	4.000%, 9/1/2043[h]	6,915,926

	Total	31,472,815

Technology (1.9%)
	Apple, Inc.
1,800,000	1.000%, 5/3/2018	1,731,499
1,800,000	2.400%, 5/3/2023	1,651,246
	Computer Sciences Corporation
1,250,000	2.500%, 9/15/2015	1,277,474
	EMC Corporation
2,180,000	2.650%, 6/1/2020	2,162,019
	Hewlett-Packard Company
1,800,000	2.650%, 6/1/2016	1,844,617
1,410,000	4.650%, 12/9/2021	1,430,060
	Motorola Solutions, Inc.
2,500,000	3.750%, 5/15/2022	2,437,130
	Oracle Corporation
1,800,000	2.500%, 10/15/2022	1,673,865
460,000	3.625%, 7/15/2023	465,047
	Xerox Corporation
750,000	6.400%, 3/15/2016	838,707

	Total	15,511,664

Transportation (3.3%)
	American Airlines 2013-2 Class A Pass Through Trust
1,460,000	4.950%, 1/15/2023[d]	1,467,300
	American Airlines Pass Through Trust
1,440,000	4.000%, 7/15/2025[d]	1,382,400
	Avis Budget Car Rental, LLC
1,080,000	5.500%, 4/1/2023[d]	1,063,800
	British Airways plc
2,520,000	4.625%, 6/20/2024[d]	2,510,676
	Burlington Northern Santa Fe, LLC
1,800,000	3.000%, 3/15/2023	1,718,051
	Canadian Pacific Railway Company
1,440,000	7.125%, 10/15/2031	1,758,646
	Continental Airlines, Inc.
1,300,000	6.750%, 9/15/2015[d]	1,342,250
574,667	7.250%, 11/10/2019	638,599
785,000	4.000%, 10/29/2024	781,075
	CSX Corporation
793,000	7.900%, 5/1/2017	949,569
1,107,000	6.220%, 4/30/2040	1,298,518
	Delta Air Lines, Inc.
1,149,842	4.950%, 5/23/2019[e]	1,230,331
689,469	4.750%, 5/7/2020	744,626
	ERAC USA Finance, LLC
365,000	2.800%, 11/1/2018[d]	365,162

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

Income Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value

Transportation (3.3%) - continued
$2,050,000	5.250%, 10/1/2020[d]	$2,278,915
1,085,000	4.500%, 8/16/2021[d]	1,126,977
	Hertz Corporation
1,430,000	6.750%, 4/15/2019	1,540,825
	Kansas City Southern de Mexico SA de CV
1,080,000	2.350%, 5/15/2020[d]	1,040,369
	Navios Maritime Holdings, Inc.
990,000	8.875%, 11/1/2017	1,038,263
	Navios South American Logistics, Inc.
270,000	9.250%, 4/15/2019	290,925
	Penske Truck Leasing Company, LP
1,055,000	2.500%, 3/15/2016[d]	1,072,511
	US Airways Pass Through Trust
1,800,000	3.950%, 11/15/2025	1,714,500

	Total	27,354,288

U.S. Government and Agencies (4.1%)
	U.S. Treasury Bonds
980,000	3.125%, 11/15/2041	894,862
3,920,000	3.000%, 5/15/2042	3,479,612
	U.S. Treasury Notes
3,590,000	2.875%, 3/31/2018	3,851,115
4,368,000	1.000%, 5/31/2018	4,298,383
2,840,000	3.625%, 2/15/2020	3,155,950
3,980,000	2.625%, 11/15/2020	4,133,604
4,195,000	3.125%, 5/15/2021	4,480,457
2,000,000	2.125%, 8/15/2021	1,979,844
4,380,000	1.750%, 5/15/2023	4,062,450
	U.S. Treasury Notes, TIPS
3,648,216	0.625%, 7/15/2021	3,803,838

	Total	34,140,115

U.S. Municipals (0.2%)
	Denver, Colorado City & County Airport Revenue Bonds
1,450,000	5.250%, 11/15/2022	1,619,867

	Total	1,619,867

Utilities (7.5%)
	Access Midstream Partners, LP
1,080,000	4.875%, 5/15/2023	1,026,000
	AES Corporation
526,000	7.750%, 10/15/2015	583,860
	Ameren Illinois Company
1,800,000	6.125%, 11/15/2017	2,091,560
	American Electric Power Company, Inc.
1,435,000	2.950%, 12/15/2022	1,342,513
	Arizona Public Service Company
1,620,000	8.750%, 3/1/2019	2,085,884
	Atlas Pipeline Partners, LP
720,000	4.750%, 11/15/2021[d]	660,600
	Cleveland Electric Illuminating Company
1,065,000	5.700%, 4/1/2017	1,169,960
	Commonwealth Edison Company
1,000,000	6.150%, 9/15/2017	1,171,990
	DCP Midstream Operating, LP
1,440,000	3.875%, 3/15/2023	1,347,503

Principal Amount	Long-Term Fixed Income (92.4%)	Value

Utilities (7.5%) - continued
	DPL, Inc.
$1,770,000	6.500%, 10/15/2016	$1,876,200
	DTE Energy Company
1,960,000	6.375%, 4/15/2033	2,299,149
	El Paso Pipeline Partners Operating Company, LLC
720,000	4.700%, 11/1/2042	652,644
	Electricite de France SA
1,800,000	5.250%, 1/29/2049[d,f]	1,721,250
	Energy Transfer Partners, LP
1,995,000	4.650%, 6/1/2021	2,075,373
1,000,000	5.200%, 2/1/2022	1,069,565
	Enterprise Products Operating, LLC
1,400,000	7.034%, 1/15/2068	1,571,500
1,070,000	6.650%, 4/15/2018	1,282,215
	Exelon Generation Company, LLC
600,000	5.200%, 10/1/2019	663,671
1,500,000	4.000%, 10/1/2020	1,530,534
	Florida Power Corporation
1,000,000	6.400%, 6/15/2038	1,250,258
	ITC Holdings Corporation
2,000,000	5.875%, 9/30/2016[d]	2,229,384
1,830,000	4.050%, 7/1/2023	1,841,353
	Kinder Morgan Energy Partners, LP
710,000	6.850%, 2/15/2020	845,291
2,550,000	5.800%, 3/1/2021	2,875,043
1,110,000	4.150%, 2/1/2024[h]	1,107,827
1,065,000	5.000%, 8/15/2042	1,005,146
	Markwest Energy Partners, LP
709,000	6.500%, 8/15/2021	758,630
	National Rural Utilities Cooperative Finance Corporation
1,440,000	4.750%, 4/30/2043	1,389,600
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,187,043
	NiSource Finance Corporation
1,700,000	6.400%, 3/15/2018	1,991,759
1,800,000	5.450%, 9/15/2020	2,002,045
	NRG Energy, Inc.
710,000	8.250%, 9/1/2020	788,100
	Ohio Edison Company
950,000	6.875%, 7/15/2036	1,121,166
	Ohio Power Company
1,600,000	6.050%, 5/1/2018	1,868,549
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,509,806
	PPL Capital Funding, Inc.
1,795,000	3.500%, 12/1/2022	1,733,360
	PPL Energy Supply, Inc.
1,100,000	4.600%, 12/15/2021	1,123,438
	PSEG Power, LLC
700,000	5.320%, 9/15/2016	779,940
	Southern California Edison Company
1,415,000	6.250%, 8/1/2049[f]	1,514,050
	Southern Star Central Corporation
2,400,000	6.750%, 3/1/2016	2,427,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

Income Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (92.4%)	Value

Utilities (7.5%) - continued
	Southwestern Public Service Company
$1,730,000	6.000%, 10/1/2036	$1,982,509

	Total	61,553,268

	Total Long-Term Fixed Income (cost $743,018,480)	761,314,897

Shares	Preferred Stock (1.6%)	Value

Financials (1.6%)
52,000	Annaly Capital Management, Inc., 7.500%[f]	1,258,400
12,500	CoBank ACB, 6.250%[d,f]	1,283,985
36,000	DDR Corporation, 6.250%[f]	862,200
72,000	Discover Financial Services, 6.500%[f]	1,799,280
43,750	HSBC Holdings plc, 8.000%[f]	1,191,312
70,276	PNC Financial Services Group, Inc., 6.125%[f]	1,844,745
36,389	RBS Capital Funding Trust VII, 6.080%[f]	721,958
44,925	The Allstate Corporation, 5.100%	1,128,516
54,060	The Goldman Sachs Group, Inc., 5.500%[f]	1,282,303
16,125	U.S. Bancorp, 6.500%[f]	434,408
58,500	Wells Fargo & Company, 5.850%[f]	1,435,005

	Total	13,242,112

	Total Preferred Stock (cost $13,268,138)	13,242,112

Shares	Collateral Held for Securities Loaned (0.5%)	Value

3,984,625	Thrivent Cash Management Trust	3,984,625

	Total Collateral Held for Securities Loaned (cost $3,984,625)	3,984,625

Shares or Principal Amount	Short-Term Investments (4.1%)	Value

	Federal Home Loan Bank Discount Notes
500,000	0.130%, 8/1/2013[i]	500,000
100,000	0.050%, 10/30/2013[i,j]	99,987
900,000	0.093%, 11/22/2013[i,j]	899,737
	Federal National Mortgage Association Discount Notes
200,000	0.100%, 12/4/2013[i,j]	199,931
	Thrivent Cash Management Trust
31,963,775	0.070%	31,963,775

	Total Short-Term Investments (at amortized cost)	33,663,430

	Total Investments (cost $831,635,626) 103.2%	$850,207,098

	Other Assets and Liabilities, Net (3.2%)	(26,148,842)

	Total Net Assets 100.0%	$824,058,256

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2013.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2013, the value of these investments was $144,228,337 or 17.5% of total net assets.
e	All or a portion of the security is on loan.
f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Fund owned as of July 31, 2013.

Security	Acquisition Date	Cost

Preferred Term Securities XXIII, Ltd.	9/14/2006	$2,409,554

h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At July 31, 2013, $799,772 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$35,376,485
Gross unrealized depreciation	(16,805,013)

Net unrealized appreciation (depreciation)	$18,571,472

Cost for federal income tax purposes	$831,635,626

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

Income Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,231,854	–	2,231,854	–
Capital Goods	1,798,271	–	1,798,271	–
Communications Services	12,940,137	–	12,940,137	–
Consumer Cyclical	4,004,317	–	4,004,317	–
Consumer Non-Cyclical	4,808,741	–	4,808,741	–
Energy	2,426,961	–	2,426,961	–
Financials	895,500	–	895,500	–
Technology	3,881,122	–	3,881,122	–
Transportation	2,786,465	–	2,786,465	–
Utilities	2,228,666	–	2,228,666	–
Long-Term Fixed Income
Asset-Backed Securities	7,307,430	–	7,307,430	–
Basic Materials	35,307,910	–	35,307,910	–
Capital Goods	21,697,768	–	21,697,768	–
Collateralized Mortgage Obligations	8,057,078	–	8,057,078	–
Commercial Mortgage-Backed Securities	11,603,992	–	11,603,992	–
Communications Services	63,155,098	–	63,155,098	–
Consumer Cyclical	48,034,018	–	48,034,018	–
Consumer Non-Cyclical	61,613,086	–	61,613,086	–
Energy	74,055,599	–	74,055,599	–
Financials	243,370,116	–	241,556,951	1,813,165
Foreign Government	15,460,785	–	15,460,785	–
Mortgage-Backed Securities	31,472,815	–	31,472,815	–
Technology	15,511,664	–	15,511,664	–
Transportation	27,354,288	–	27,354,288	–
U.S. Government and Agencies	34,140,115	–	34,140,115	–
U.S. Municipals	1,619,867	–	1,619,867	–
Utilities	61,553,268	–	61,553,268	–
Preferred Stock
Financials	13,242,112	11,958,127	1,283,985	–
Collateral Held for Securities Loaned	3,984,625	3,984,625	–	–
Short-Term Investments	33,663,430	31,963,775	1,699,655	–
Total	$850,207,098	$47,906,527	$800,487,406	$1,813,165

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,567,912	3,567,912	–	–
Total Asset Derivatives	$3,567,912	$3,567,912	$–	$–

Liability Derivatives
Futures Contracts	2,968,446	2,968,446	–	–
Total Liability Derivatives	$2,968,446	$2,968,446	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

Income Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	155	September 2013	$34,168,285	$34,148,437	($19,848)
5-Yr. U.S. Treasury Bond Futures	(335)	September 2013	(41,253,706)	(40,658,009)	595,697
10-Yr. U.S. Treasury Bond Futures	(735)	September 2013	(95,903,778)	(92,931,563)	2,972,215
30-Yr. U.S. Treasury Bond Futures	360	September 2013	51,211,098	48,262,500	(2,948,598)
Total Futures Contracts					$599,466

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
Cash Management Trust- Collateral Investment	$7,306,530	$80,265,460	$83,587,365	3,984,625	$3,984,625	$14,468
Cash Management Trust- Short Term Investment	67,355,631	156,782,941	192,174,797	31,963,775	31,963,775	42,634
Total Value and Income Earned	74,662,161				35,948,400	57,102

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

Opportunity Income Plus Fund*

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Bank Loans (5.3%)[a]	Value

Basic Materials (0.5%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$950,000	0.000%, 10/18/2017[b,c]	$956,830
	Ineos Group Holdings, Ltd., Term Loan
259,678	4.000%, 5/2/2018	259,029

	Total	1,215,859

Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
258,700	4.250%, 10/9/2019	260,474
	Berry Plastics Group, Inc., Term Loan
259,350	3.500%, 2/8/2020	259,026

	Total	519,500

Communications Services (2.0%)
	Clear Channel Communications, Inc., Term Loan
65,830	3.836%, 1/29/2016	61,448
194,170	6.945%, 1/30/2019	179,267
	Grande Communications Networks, LLC, Term Loan
260,000	4.500%, 5/29/2020	258,700
	Hargray Communications Group, Inc., Term Loan
260,000	4.750%, 6/25/2019	259,514
	Integra Telecom Holdings, Inc., Term Loan
259,350	5.250%, 2/22/2019	262,268
	McGraw-Hill Global Education Holdings, LLC, Term Loan
129,675	9.000%, 3/22/2019	130,283
	NEP Broadcasting, LLC, Term Loan
258,700	4.750%, 1/22/2020	260,208
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
2,060,000	0.000%, 7/30/2018[b,c]	2,060,000
	TNS, Inc., Term Loan
252,778	5.000%, 2/14/2020	254,358
	Univision Communications, Inc., Term Loan
259,350	4.500%, 3/1/2020	260,323
	Virgin Media Investment Holdings, Ltd., Term Loan
260,000	3.500%, 6/7/2020	259,711
	WideOpenWest Finance, LLC, Term Loan
259,350	4.750%, 3/26/2019	261,350
	WMG Acquisition Corporation, Term Loan
260,000	3.750%, 7/1/2020	260,325
	Yankee Cable Acquisition, LLC, Term Loan
255,167	5.250%, 8/26/2016	256,841
	Zayo Group, LLC, Term Loan
258,693	4.500%, 7/2/2019	260,553

	Total	5,285,149

Consumer Cyclical (0.5%)
	Chrysler Group, LLC, Term Loan
259,338	4.250%, 5/24/2017	263,226

Principal Amount	Bank Loans (5.3%)[a]	Value

Consumer Cyclical (0.5%) - continued
	J.C. Penney Corporation, Inc., Term Loan
$260,000	6.000%, 5/22/2018	$261,354
	ROC Finance, LLC, Term Loan
260,000	5.000%, 4/8/2019	261,300
	Scientific Games International, Inc., Term Loan
260,000	0.000%, 5/22/2020[b,c]	259,189
	Seminole Hard Rock Entertainment, Inc., Term Loan
130,000	3.500%, 5/8/2020	130,325
	Seminole Indian Tribe of Florida, Term Loan
255,450	3.000%, 4/29/2020	256,089

	Total	1,431,483

Consumer Non-Cyclical (0.3%)
	Albertson’s, Inc., Term Loan
259,350	4.750%, 3/21/2019	260,486
	Del Monte Corporation, Term Loan
38,792	4.000%, 3/8/2018	38,782
	Supervalu, Inc., Term Loan
519,298	2.497%, 3/21/2019[b,c]	523,380

	Total	822,648

Energy (<0.1%)
	Offshore Group Investment, Ltd., Term Loan
129,675	5.750%, 3/28/2019	130,648

	Total	130,648

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
260,000	7.000%, 5/22/2018	257,075
	WaveDivision Holdings, LLC, Term Loan
258,700	4.000%, 10/12/2019	258,700

	Total	515,775

Technology (0.2%)
	First Data Corporation Extended, Term Loan
260,000	4.191%, 3/23/2018	259,350
	Freescale Semiconductor Inc., Term Loan
259,350	5.000%, 2/13/2020	261,863
	SunGard Data Systems, Inc., Term Loan
129,675	4.000%, 3/8/2020	130,972

	Total	652,185

Transportation (1.1%)
	American Airlines, Inc., Term Loan
2,510,000	0.492%, 6/21/2019[b,c]	2,510,000
	American Petroleum Tankers Parent, LLC, Term Loan
125,185	4.750%, 9/28/2019	126,124

*Thrivent Core Bond Fund became Thrivent Opportunity Income Plus Fund as of August 16, 2013. The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

Opportunity Income Plus Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Bank Loans (5.3%)[a]	Value

Transportation (1.1%) - continued
	U.S. Airways, Inc., Term Loan
$260,000	4.250%, 5/21/2019	$259,860

	Total	2,895,984

Utilities (0.3%)
	Calpine Corporation, Term Loan
258,677	4.000%, 4/1/2018	260,076
	Intergen NV, Term Loan
260,000	4.125%, 6/5/2020[b,c]	259,350
	Pacific Drilling SA, Term Loan
260,000	4.500%, 6/3/2018	262,600

	Total	782,026

	Total Bank Loans (cost $14,186,561)	14,251,257

Principal Amount	Long-Term Fixed Income (94.5%)	Value

Asset-Backed Securities (4.7%)
	Asset Backed Securities Corporation Home Equity Loan Trust
1,023,929	0.330%, 7/25/2036[d]	866,331
	Countrywide Asset-Backed Certificates
663,607	5.859%, 10/25/2046	449,437
	Credit Based Asset Servicing and Securitization, LLC
701,973	4.004%, 12/25/2036	457,405
	First Horizon ABS Trust
1,218,068	0.320%, 10/25/2026[d,e]	1,109,882
1,177,561	0.350%, 10/25/2034[d,e]	900,656
	GMAC Mortgage Corporation Loan Trust
1,880,480	0.370%, 8/25/2035[d,e]	1,529,541
1,535,153	0.370%, 12/25/2036[d,e]	1,290,660
	Master Credit Card Trust
2,000,000	0.780%, 4/21/2017[f]	1,988,570
	Popular ABS Mortgage Pass-Through Trust
900,000	5.297%, 11/25/2035	753,828
	Renaissance Home Equity Loan Trust
1,419,777	5.608%, 5/25/2036	1,008,132
982,787	5.285%, 1/25/2037	543,052
	Wachovia Asset Securitization, Inc.
1,934,550	0.330%, 7/25/2037[d,e,g]	1,651,670

	Total	12,549,164

Basic Materials (1.2%)
	Dow Chemical Company
800,000	4.250%, 11/15/2020	846,482
	Freeport-McMoRan Copper & Gold, Inc.
500,000	3.550%, 3/1/2022	451,785
	Georgia-Pacific, LLC
475,000	3.734%, 7/15/2023[f]	466,475
	LYB International Finance BV
400,000	4.000%, 7/15/2023	396,969
	Xstrata Finance Canada, Ltd.
400,000	1.800%, 10/23/2015[f]	398,279

Principal Amount	Long-Term Fixed Income (94.5%)	Value

Basic Materials (1.2%) - continued
$550,000	2.450%, 10/25/2017[f]	$536,980

	Total	3,096,970

Capital Goods (1.1%)
	Eaton Corporation
375,000	2.750%, 11/2/2022[f]	349,744
	John Deere Capital Corporation
300,000	1.700%, 1/15/2020	284,360
	Precision Castparts Corporation
500,000	1.250%, 1/15/2018	485,767
	Republic Services, Inc.
400,000	5.000%, 3/1/2020	436,335
	Roper Industries, Inc.
500,000	1.850%, 11/15/2017	494,274
	Textron, Inc.
500,000	7.250%, 10/1/2019	591,708
	United Technologies Corporation
400,000	0.775%, 6/1/2015[d]	402,745

	Total	3,044,933

Collateralized Mortgage Obligations (2.5%)
	Bear Stearns Mortgage Funding Trust
370,031	0.470%, 8/25/2036[d]	248,854
	Countrywide Alternative Loan Trust
1,044,130	6.000%, 1/25/2037	821,975
738,176	5.500%, 5/25/2037	611,009
	GMAC Mortgage Corporation Loan Trust
610,840	5.342%, 9/19/2035	595,698
	HomeBanc Mortgage Trust
1,579,091	2.456%, 4/25/2037	1,059,254
	J.P. Morgan Alternative Loan Trust
1,943,122	2.700%, 3/25/2036	1,474,947
623,446	6.500%, 3/25/2036	546,039
	Lehman Mortgage Trust
393,972	6.000%, 1/25/2036	354,310
	Master Asset Securitization Trust
586,889	0.690%, 6/25/2036[d]	373,657
	WaMu Mortgage Pass Through Certificates
292,531	2.557%, 8/25/2046	238,127
	Wells Fargo Mortgage Backed Securities Trust
437,253	6.000%, 7/25/2037	415,293

	Total	6,739,163

Commercial Mortgage-Backed Securities (4.9%)
	Bear Stearns Commercial Mortgage Securities, Inc.
392,817	5.613%, 6/11/2050	396,994
	Citigroup/Deutsche Bank Commercial Mortgage
1,250,000	5.322%, 12/11/2049	1,378,450
	Commercial Mortgage Pass-Through Certificates
1,291,889	0.321%, 12/15/2020[d,f]	1,273,437

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

Opportunity Income Plus Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (94.5%)	Value

Commercial Mortgage-Backed Securities (4.9%) - continued
	Credit Suisse Mortgage Capital Certificates
$1,558,981	0.361%, 10/15/2021[d,f]	$1,543,274
1,147,397	5.467%, 9/15/2039	1,258,818
	Government National Mortgage Association
667,466	3.214%, 1/16/2040	685,295
	GS Mortgage Securities Corporation II
2,463,221	1.260%, 3/6/2020[d,f]	2,467,953
	LB-UBS Commercial Mortgage Trust
671,752	5.866%, 9/15/2045	744,691
	Morgan Stanley Capital I
1,000,000	3.224%, 7/15/2049	1,051,437
	Wachovia Bank Commercial Mortgage Trust
1,976,025	5.765%, 7/15/2045	2,128,062

	Total	12,928,411

Communications Services (2.4%)
	American Tower Corporation
1,000,000	5.050%, 9/1/2020	1,036,442
	AT&T, Inc.
600,000	1.400%, 12/1/2017	586,594
	British Sky Broadcasting Group plc
300,000	3.125%, 11/26/2022[f]	281,688
	Cox Communications, Inc.
350,000	3.250%, 12/15/2022[f]	319,798
750,000	8.375%, 3/1/2039[f]	971,269
	Crown Castle Towers, LLC
800,000	4.883%, 8/15/2020[f]	851,154
	Discovery Communications, LLC
400,000	4.950%, 5/15/2042	381,979
	NBC Universal Enterprise, Inc.
500,000	1.662%, 4/15/2018[f]	493,093
	Qwest Communications International, Inc.
450,000	7.125%, 4/1/2018	466,875
	SBA Tower Trust
800,000	5.101%, 4/17/2017[f]	874,923

	Total	6,263,815

Consumer Cyclical (1.9%)
	California Institute of Technology
750,000	4.700%, 11/1/2111	658,763
	Dartmouth College
575,000	3.760%, 6/1/2043	505,940
	Ford Motor Credit Company, LLC
500,000	3.984%, 6/15/2016	525,081
400,000	5.000%, 5/15/2018	433,653
	Home Depot, Inc.
425,000	2.700%, 4/1/2023	403,941
	Macy’s Retail Holdings, Inc.
800,000	7.450%, 7/15/2017	956,791
	President and Fellows of Harvard College
850,000	3.619%, 10/1/2037	754,810

Principal Amount	Long-Term Fixed Income (94.5%)	Value

Consumer Cyclical (1.9%) - continued
	The Board of Trustees of The Leland Stanford Junior University
$850,000	3.563%, 6/1/2044	$738,948

	Total	4,977,927

Consumer Non-Cyclical (3.2%)
	AbbVie, Inc.
700,000	1.750%, 11/6/2017[f]	691,728
	Anheuser-Busch InBev Worldwide, Inc.
700,000	1.375%, 7/15/2017	694,233
	Celgene Corporation
1,000,000	3.950%, 10/15/2020	1,028,151
	Coca-Cola Enterprises, Inc.
500,000	3.250%, 8/19/2021	489,814
	Colgate-Palmolive Company
500,000	2.625%, 5/1/2017	516,288
	CVS Caremark Corporation
500,000	6.125%, 9/15/2039	591,735
	Express Scripts Holding Company
400,000	3.900%, 2/15/2022	407,172
	HCA, Inc.
800,000	6.500%, 2/15/2020	881,000
	Heineken NV
200,000	1.400%, 10/1/2017[f]	195,540
400,000	2.750%, 4/1/2023[f]	366,207
	Koninklijke Philips Electronics NV
600,000	3.750%, 3/15/2022	603,354
	Kroger Company
500,000	3.850%, 8/1/2023	496,580
	Mylan, Inc.
400,000	7.875%, 7/15/2020[f]	458,758
450,000	3.125%, 1/15/2023[f]	410,181
	SABMiller Holdings, Inc.
800,000	3.750%, 1/15/2022[f]	814,894

	Total	8,645,635

Energy (1.6%)
	BP Capital Markets plc
1,000,000	4.500%, 10/1/2020	1,084,961
	Chevron Corporation
225,000	2.427%, 6/24/2020	223,005
450,000	3.191%, 6/24/2023	443,515
	DCP Midstream, LLC
175,000	5.850%, 5/21/2043[f]	167,125
	EOG Resources, Inc.
425,000	2.625%, 3/15/2023	396,740
	International Petroleum Investment Company, Ltd.
1,000,000	5.000%, 11/15/2020[f]	1,071,250
	Marathon Oil Corporation
400,000	0.900%, 11/1/2015	399,832
	Weatherford International, Ltd.
500,000	6.000%, 3/15/2018	561,352

	Total	4,347,780

Financials (11.9%)
	American Express Bank FSB
500,000	6.000%, 9/13/2017	577,134

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

Opportunity Income Plus Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (94.5%)	Value

Financials (11.9%) - continued
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
$300,000	4.125%, 11/9/2022[f]	$278,625
	Bank of America Corporation
400,000	5.650%, 5/1/2018	449,654
400,000	5.875%, 2/7/2042	449,259
	Bank of New York Mellon Corporation
450,000	1.124%, 11/24/2014[d]	453,847
450,000	1.700%, 11/24/2014	456,411
160,000	4.500%, 12/29/2049[h]	149,000
	Barclays Bank plc
550,000	5.140%, 10/14/2020	569,906
	Bear Stearns Companies, LLC
800,000	6.400%, 10/2/2017	926,194
	Berkshire Hathaway Finance Corporation
400,000	1.600%, 5/15/2017	402,471
	Boston Properties, LP
800,000	4.125%, 5/15/2021	825,861
	Camden Property Trust
225,000	2.950%, 12/15/2022	207,640
	CNA Financial Corporation
800,000	6.500%, 8/15/2016	909,153
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
500,000	4.750%, 1/15/2020[f]	539,640
500,000	11.000%, 12/29/2049[f,h]	645,000
	Discover Bank
500,000	7.000%, 4/15/2020	589,762
	Duke Realty, LP
475,000	3.875%, 10/15/2022	453,399
	Essex Portfolio, LP
600,000	3.250%, 5/1/2023	555,094
	Fifth Third Bancorp
650,000	5.450%, 1/15/2017	718,659
	General Electric Capital Corporation
800,000	3.800%, 6/18/2019[f]	836,766
300,000	6.750%, 3/15/2032	361,669
	Goldman Sachs Group, Inc.
750,000	2.375%, 1/22/2018	741,016
	HCP, Inc.
800,000	5.375%, 2/1/2021	879,480
	HSBC Holdings plc
575,000	6.500%, 5/2/2036	654,343
	ING Bank NV
250,000	5.000%, 6/9/2021[f]	268,536
650,000	2.625%, 12/5/2022[f]	603,745
	ING Capital Funding Trust III
200,000	3.874%, 12/29/2049[d,h]	194,000
	International Lease Finance Corporation
300,000	8.625%, 9/15/2015	332,250
	J.P. Morgan Chase & Company
725,000	2.000%, 8/15/2017	726,921
400,000	1.166%, 1/25/2018[d]	400,728
350,000	7.900%, 4/29/2049[h]	389,375
200,000	6.000%, 12/29/2049[h]	196,750
	Kilroy Realty, LP
400,000	3.800%, 1/15/2023	380,320

Principal Amount	Long-Term Fixed Income (94.5%)	Value

Financials (11.9%) - continued
	Liberty Mutual Group, Inc.
$200,000	4.950%, 5/1/2022[f]	$207,260
	Liberty Property, LP
630,000	5.500%, 12/15/2016	699,241
	Lloyds TSB Bank plc
600,000	6.500%, 9/14/2020[f,i]	650,610
	Macquarie Bank, Ltd.
500,000	5.000%, 2/22/2017[f]	538,950
	Metropolitan Life Global Funding I
750,000	3.650%, 6/14/2018[f]	798,364
	Morgan Stanley
800,000	7.300%, 5/13/2019	948,336
300,000	4.100%, 5/22/2023	281,633
	National Australia Bank, Ltd.
300,000	2.000%, 6/20/2017[f]	304,560
	Principal Financial Group, Inc.
800,000	8.875%, 5/15/2019	1,045,518
	Prudential Financial, Inc.
725,000	6.100%, 6/15/2017	827,036
	Rabobank Capital Funding Trust II
405,000	5.260%, 12/29/2049[f,h]	407,025
	Reinsurance Group of America, Inc.
950,000	5.625%, 3/15/2017	1,041,836
	Royal Bank of Scotland Group plc
225,000	6.125%, 12/15/2022	217,400
	Simon Property Group, LP
800,000	4.375%, 3/1/2021	855,370
	Skandinaviska Enskilda Banken AB
500,000	1.750%, 3/19/2018[f]	489,268
	SLM Corporation
150,000	4.625%, 9/25/2017	150,750
	Standard Chartered plc
400,000	3.950%, 1/11/2023[f]	375,500
	Svenska Handelsbanken AB
500,000	1.625%, 3/21/2018	488,681
	Swedbank Hypotek AB
200,000	1.375%, 3/28/2018[f,i]	194,000
	Swiss RE Capital I, LP
850,000	6.854%, 5/29/2049[f,h]	890,375
	UBS AG/London
900,000	1.875%, 1/23/2015[f]	915,930
	UnionBanCal Corporation
575,000	3.500%, 6/18/2022	558,999
	WEA Finance, LLC
600,000	6.750%, 9/2/2019[f]	713,770
	Wells Fargo & Company
300,000	3.450%, 2/13/2023	287,192
	Willis North America, Inc.
570,000	6.200%, 3/28/2017	632,727

	Total	31,642,939

Foreign Government (2.4%)
	Bank Nederlandse Gemeenten NV
900,000	4.375%, 2/16/2021[f]	994,680
	Chile Government International Bond
800,000	3.875%, 8/5/2020	828,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

Opportunity Income Plus Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (94.5%)	Value

Foreign Government (2.4%) - continued
	Costa Rica Government International Bond
$250,000	4.375%, 4/30/2025[f]	$231,875
	Eksportfinans ASA
500,000	2.375%, 5/25/2016	477,500
	Inter-American Development Bank
400,000	0.233%, 2/11/2016[d]	400,289
	Kommuninvest I Sverige AB
275,000	1.000%, 10/24/2017[f]	270,380
	Mexico Government International Bond
450,000	6.050%, 1/11/2040	499,500
	Province of Manitoba
750,000	1.300%, 4/3/2017	754,725
	Province of New Brunswick
475,000	2.750%, 6/15/2018	497,097
	Province of Ontario
750,000	0.325%, 8/13/2015[d]	749,699
	Sweden Government International Bond
750,000	0.375%, 3/29/2016[f]	745,275

	Total	6,449,420

Mortgage-Backed Securities (26.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,175,000	3.000%, 8/1/2028[c]	7,372,313
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,750,000	3.500%, 8/1/2043[c]	6,786,914
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
9,050,000	2.500%, 8/1/2028[c]	9,042,930
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
9,525,000	4.000%, 8/1/2043[c]	9,898,559
9,362,500	3.000%, 9/1/2043[c]	9,059,682
17,425,000	3.500%, 9/1/2043[c]	17,521,655
9,362,500	4.000%, 9/1/2043[c]	9,700,428

	Total	69,382,481

Technology (0.7%)
	Affiliated Computer Services, Inc.
800,000	5.200%, 6/1/2015	849,879
	Apple, Inc.
650,000	2.400%, 5/3/2023	596,283
	Motorola Solutions, Inc.
425,000	3.500%, 3/1/2023	401,312

	Total	1,847,474

Transportation (1.7%)
	Burlington Northern Santa Fe, LLC
400,000	3.050%, 9/1/2022	384,798
	Canadian Pacific Railway Company
550,000	7.125%, 10/15/2031	671,705

Principal Amount	Long-Term Fixed Income (94.5%)	Value

Transportation (1.7%) - continued
	Continental Airlines, Inc.
$625,000	4.150%, 4/11/2024	$624,688
	CSX Corporation
800,000	3.700%, 10/30/2020	836,512
	Delta Air Lines, Inc.
410,658	4.950%, 5/23/2019	439,404
241,073	4.750%, 5/7/2020	260,359
	ERAC USA Finance, LLC
800,000	5.250%, 10/1/2020[f]	889,333
	US Airways Pass Through Trust
400,000	3.950%, 11/15/2025	381,000

	Total	4,487,799

U.S. Government and Agencies (24.4%)
	Federal Home Loan Banks
650,000	0.375%, 6/24/2016	643,696
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	951,740
875,000	1.250%, 10/2/2019	831,180
	Federal National Mortgage Association
2,000,000	0.375%, 7/5/2016	1,979,122
	U.S. Treasury Bonds
1,500,000	4.500%, 5/15/2038	1,748,437
100,000	3.500%, 2/15/2039	99,187
7,110,000	3.000%, 5/15/2042	6,311,234
	U.S. Treasury Bonds, TIPS
1,030,850	0.750%, 2/15/2042	895,148
	U.S. Treasury Notes
7,350,000	0.875%, 1/31/2018	7,232,856
26,100,000	1.375%, 1/31/2020	25,294,580
425,000	1.625%, 8/15/2022	395,649
600,000	1.750%, 5/15/2023	556,500
	U.S. Treasury Notes, TIPS
755,745	0.125%, 4/15/2018	780,130
3,833,348	1.125%, 1/15/2021	4,135,826
6,277,809	0.125%, 1/15/2022	6,210,624
6,862,145	0.125%, 1/15/2023	6,689,528

	Total	64,755,437

Utilities (3.8%)
	Cleveland Electric Illuminating Company
825,000	5.700%, 4/1/2017	906,307
	DCP Midstream Operating, LP
375,000	3.875%, 3/15/2023	350,912
	Duke Energy Carolinas, LLC
350,000	4.000%, 9/30/2042	321,463
	Electricite de France SA
400,000	5.250%, 1/29/2049[f,h]	382,500
	Energy Transfer Partners, LP
1,000,000	4.650%, 6/1/2021	1,040,287
	Entergy Arkansas, Inc.
425,000	3.050%, 6/1/2023	407,723
	ITC Holdings Corporation
500,000	6.050%, 1/31/2018[f]	564,879
	Kansas City Power & Light Company
375,000	3.150%, 3/15/2023	358,633
	Kinder Morgan Energy Partners, LP
400,000	5.300%, 9/15/2020	442,490

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

Opportunity Income Plus Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (94.5%)	Value

Utilities (3.8%) - continued
	MidAmerican Energy Holdings Company
$775,000	6.500%, 9/15/2037	$933,703
	National Rural Utilities Cooperative Finance Corporation
280,000	4.750%, 4/30/2043	270,200
	NiSource Finance Corporation
400,000	6.125%, 3/1/2022	455,144
400,000	3.850%, 2/15/2023[i]	392,382
	ONEOK Partners, LP
450,000	8.625%, 3/1/2019	571,271
	Pennsylvania Electric Company
800,000	5.200%, 4/1/2020	872,976
	Sempra Energy
400,000	2.300%, 4/1/2017	406,454
	Union Electric Company
1,150,000	6.400%, 6/15/2017	1,342,625

	Total	10,019,949

	Total Long-Term Fixed Income (cost $252,232,308)	251,179,297

Shares	Mutual Funds (4.7%)	Value

Fixed Income Mutual Funds (4.7%)
2,464,756	Thrivent High Yield Fund	12,422,370

	Total	12,422,370

	Total Mutual Funds (cost $9,176,474)	12,422,370

Shares	Preferred Stock (0.5%)	Value

Financials (0.5%)
10,000	Discover Financial Services, 6.500%[h]	249,900
3,350	Farm Credit Bank of Texas, 6.750%[f,h]	335,000
16,000	HSBC Holdings plc, 8.000%[h]	435,680
4,400	The Allstate Corporation, 5.100%	110,528
5,600	The Goldman Sachs Group, Inc., 5.500%[h]	132,832

	Total	1,263,940

	Total Preferred Stock (cost $1,234,600)	1,263,940

Shares	Collateral Held for Securities Loaned (0.5%)	Value

1,288,342	Thrivent Cash Management Trust	1,288,342

	Total Collateral Held for Securities Loaned (cost $1,288,342)	1,288,342

Shares or Principal Amount	Short-Term Investments (22.6%)	Value

	Federal Home Loan Bank Discount Notes
200,000	0.093%, 11/22/2013[j,k]	199,942
300,000	0.105%, 12/4/2013[j]	299,891

Shares or Principal Amount	Short-Term Investments (22.6%)	Value

	Federal National Mortgage Association Discount Notes
100,000	0.110%, 12/2/2013[j,k]	$99,962
100,000	0.100%, 12/4/2013[j,k]	99,965
	Thrivent Cash Management Trust
59,308,279	0.070%	59,308,279

	Total Short-Term Investments (at amortized cost)	60,008,039

	Total Investments (cost $338,126,324) 128.1%	$340,413,245

	Other Assets and Liabilities, Net (28.1%)	(74,723,262)

	Total Net Assets 100.0%	$265,689,983

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2013.
e	All or a portion of the security is insured or guaranteed.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2013, the value of these investments was $31,064,166 or 11.7% of total net assets.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Core Bond Fund owned as of July 31, 2013.

Security	Acquisition Date	Cost

Wachovia Asset Securitization, Inc.	3/16/2007	$1,934,550

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	All or a portion of the security is on loan.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At July 31, 2013, $399,869 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

Opportunity Income Plus Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,223,384
Gross unrealized depreciation	(7,936,463)

Net unrealized appreciation (depreciation)	$2,286,921

Cost for federal income tax purposes	$338,126,324

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Opportunity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,215,859	–	1,215,859	–
Capital Goods	519,500	–	519,500	–
Communications Services	5,285,149	–	5,285,149	–
Consumer Cyclical	1,431,483	–	1,431,483	–
Consumer Non-Cyclical	822,648	–	822,648	–
Energy	130,648	–	130,648	–
Financials	515,775	–	515,775	–
Technology	652,185	–	652,185	–
Transportation	2,895,984	–	2,895,984	–
Utilities	782,026	–	782,026	–
Long-Term Fixed Income
Asset-Backed Securities	12,549,164	–	12,549,164	–
Basic Materials	3,096,970	–	3,096,970	–
Capital Goods	3,044,933	–	3,044,933	–
Collateralized Mortgage Obligations	6,739,163	–	6,739,163	–
Commercial Mortgage-Backed Securities	12,928,411	–	12,928,411	–
Communications Services	6,263,815	–	6,263,815	–
Consumer Cyclical	4,977,927	–	4,977,927	–
Consumer Non-Cyclical	8,645,635	–	8,645,635	–
Energy	4,347,780	–	4,347,780	–
Financials	31,642,939	–	31,642,939	–
Foreign Government	6,449,420	–	6,449,420	–
Mortgage-Backed Securities	69,382,481	–	69,382,481	–
Technology	1,847,474	–	1,847,474	–
Transportation	4,487,799	–	4,487,799	–
U.S. Government and Agencies	64,755,437	–	64,755,437	–
Utilities	10,019,949	–	10,019,949	–
Mutual Funds
Fixed Income Mutual Funds	12,422,370	12,422,370	–	–
Preferred Stock
Financials	1,263,940	928,940	335,000	–
Collateral Held for Securities Loaned	1,288,342	1,288,342	–	–
Short-Term Investments	60,008,039	59,308,279	699,760	–

Total	$340,413,245	$73,947,931	$266,465,314	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,090,977	1,090,977	–	–

Total Asset Derivatives	$1,090,977	$1,090,977	$–	$–

Liability Derivatives
Futures Contracts	655,244	655,244	–	–

Total Liability Derivatives	$655,244	$655,244	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

Opportunity Income Plus Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(45)	September 2013	($5,541,543)	($5,461,524)	$80,019
10-Yr. U.S. Treasury Bond Futures	(250)	September 2013	(32,620,333)	(31,609,375)	1,010,958
30-Yr. U.S. Treasury Bond Futures	80	September 2013	11,380,244	10,725,000	(655,244)
Total Futures Contracts					$435,733

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
High Yield	$13,256,528	$–	$920,000	2,464,756	$12,422,370	$602,673
Cash Management Trust- Collateral Investment	–	4,018,392	2,730,050	1,288,342	1,288,342	2,775
Cash Management Trust- Short Term Investment	43,110,519	77,231,458	61,033,698	59,308,279	59,308,279	36,219
Total Value and Income Earned	56,367,047				73,018,991	641,667

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

Government Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Asset-Backed Securities (1.3%)
	Education Loan Asset-Backed Trust I
$322,543	0.640%, 6/25/2022[a]	$322,128
	Northstar Education Finance, Inc.
909,480	0.890%, 12/26/2031[a,b]	901,287

	Total	1,223,415

Collateralized Mortgage Obligations (0.6%)
	NCUA Guaranteed Notes
595,494	0.645%, 10/7/2020[a]	598,494

	Total	598,494

Commercial Mortgage-Backed Securities (3.3%)
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
492,310	0.727%, 12/25/2016	489,127
	Federal National Mortgage Association
1,000,000	0.953%, 11/25/2015	1,000,366
1,000,000	1.083%, 2/25/2016	1,003,589
	Government National Mortgage Association
375,203	2.164%, 3/16/2033	377,996
266,986	3.214%, 1/16/2040	274,118

	Total	3,145,196

Financials (6.1%)
	Achmea Hypotheekbank NV
608,000	3.200%, 11/3/2014[b]	629,949
	Bank of Montreal
750,000	2.625%, 1/25/2016[b]	782,850
	Canadian Imperial Bank of Commerce
1,000,000	2.600%, 7/2/2015[b]	1,037,300
	National Bank of Canada
500,000	2.200%, 10/19/2016[b]	516,251
	Private Export Funding Corporation
1,000,000	1.375%, 2/15/2017	1,006,989
1,000,000	2.050%, 11/15/2022	910,752
	SpareBank 1 Boligkreditt AS
500,000	1.250%, 5/2/2018[b]	479,300
	Toronto-Dominion Bank
500,000	2.200%, 7/29/2015[b]	515,150

	Total	5,878,541

Foreign Government (4.5%)
	Bank Nederlandse Gemeenten NV
280,000	4.375%, 2/16/2021[b]	309,456
	Denmark Government International Bond
1,000,000	0.375%, 4/25/2016[b]	991,200
	Export Development Canada
1,000,000	0.750%, 12/15/2017[c]	979,750
	Inter-American Development Bank
1,000,000	0.875%, 3/15/2018	974,655

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Foreign Government (4.5%) - continued
	International Finance Corporation
$500,000	0.500%, 5/16/2016	$497,373
	Kommunalbanken AS
500,000	2.750%, 5/5/2015[b]	519,820

	Total	4,272,254

Mortgage-Backed Securities (6.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,350,000	3.000%, 8/1/2028[d]	1,387,125
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
600,000	3.500%, 8/1/2043[d]	603,281
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
472,210	2.250%, 6/25/2025	479,734
525,000	2.500%, 8/1/2028[d]	524,590
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
525,000	4.000%, 8/1/2043[d]	545,590
600,000	3.000%, 9/1/2043[d]	580,594
1,400,000	3.500%, 9/1/2043[d]	1,407,765
600,000	4.000%, 9/1/2043[d]	621,656

	Total	6,150,335

U.S. Government and Agencies (75.2%)
	FDIC Structured Sale Guaranteed Notes
400,000	Zero Coupon, 1/7/2014[b]	399,326
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,035,124
1,000,000	2.000%, 7/27/2016	1,035,169
	Federal Farm Credit Banks
500,000	2.210%, 8/1/2024	453,503
	Federal Home Loan Banks
8,110,000	0.375%, 6/24/2016[c]	8,031,350
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	951,740
1,000,000	1.250%, 10/2/2019	949,920
6,000,000	1.375%, 5/1/2020[c]	5,666,268
3,000,000	2.375%, 1/13/2022	2,912,727
	Federal National Mortgage Association
175,000	0.375%, 7/5/2016	173,173
500,000	1.375%, 11/15/2016	507,921
5,950,000	0.875%, 5/21/2018[c]	5,773,957
1,250,000	6.250%, 5/15/2029	1,620,477
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,362,236
	U.S. Treasury Bonds
2,125,000	7.625%, 2/15/2025	3,151,641
850,000	6.500%, 11/15/2026	1,178,844
1,800,000	3.000%, 5/15/2042	1,597,781
	U.S. Treasury Bonds, TIPS
339,825	2.375%, 1/15/2025	407,074
350,249	2.125%, 2/15/2040	420,463

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

Government Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value

U.S. Government and Agencies (75.2%) - continued
$515,425	0.750%, 2/15/2042	$447,574
	U.S. Treasury Notes
200,000	0.375%, 2/15/2016	199,516
2,500,000	0.875%, 2/28/2017	2,500,780
3,500,000	3.250%, 3/31/2017	3,796,408
4,000,000	0.625%, 5/31/2017	3,947,188
50,000	0.750%, 6/30/2017	49,508
4,000,000	0.750%, 2/28/2018	3,910,000
500,000	2.375%, 6/30/2018	523,945
3,770,000	1.375%, 1/31/2020	3,653,662
2,000,000	1.125%, 4/30/2020	1,894,844
5,330,000	1.625%, 8/15/2022	4,961,900
4,000,000	1.750%, 5/15/2023	3,710,000
	U.S. Treasury Notes, TIPS
900,505	0.125%, 1/15/2022	890,868
3,779,226	0.125%, 1/15/2023	3,684,159

	Total	71,799,046

Utilities (1.0%)
	John Sevier Combined Cycle Generation, LLC
980,535	4.626%, 1/15/2042	991,766

	Total	991,766

	Total Long-Term Fixed Income (cost $94,792,898)	94,059,047

Shares	Collateral Held for Securities Loaned (21.9%)	Value

20,926,888	Thrivent Cash Management Trust	20,926,888

	Total Collateral Held for Securities Loaned (cost $20,926,888)	20,926,888

Shares or Principal Amount	Short-Term Investments (6.7%)	Value

6,379,853	Thrivent Cash Management Trust 0.070%	6,379,853

	Total Short-Term Investments (at amortized cost)	6,379,853

	Total Investments (cost $122,099,639) 127.1%	$121,365,788

	Other Assets and Liabilities, Net (27.1%)	(25,843,309)

	Total Net Assets 100.0%	$95,522,479

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2013.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2013, the value of these investments was $7,081,889 or 7.4% of total net assets.
c	All or a portion of the security is on loan.
d	Denotes investments purchased on a when-issued or delayed delivery basis.

        Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,552,436
Gross unrealized depreciation	(2,286,287)

Net unrealized appreciation (depreciation)	($733,851)

Cost for federal income tax purposes	$122,099,639

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

Government Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	1,223,415	–	1,223,415	–
Collateralized Mortgage Obligations	598,494	–	598,494	–
Commercial Mortgage-Backed Securities	3,145,196	–	3,145,196	–
Financials	5,878,541	–	5,878,541	–
Foreign Government	4,272,254	–	4,272,254	–
Mortgage-Backed Securities	6,150,335	–	6,150,335	–
U.S. Government and Agencies	71,799,046	–	71,799,046	–
Utilities	991,766	–	991,766	–
Collateral Held for Securities Loaned	20,926,888	20,926,888	–	–
Short-Term Investments	6,379,853	6,379,853	–	–
Total	$121,365,788	$27,306,741	$94,059,047	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Government Bond Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
Cash Management Trust- Collateral Investment	$–	$60,158,918	$39,232,030	20,926,888	$20,926,888	$19,909
Cash Management Trust- Short Term Investment	4,848,944	35,339,899	33,808,990	6,379,853	6,379,853	5,125
Total Value and Income Earned	4,848,944				27,306,741	25,034

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Bank Loans (3.1%)[a]	Value

Basic Materials (0.2%)
	FMG Resources August 2006 Pty., Ltd., Term Loan
$600,000	0.000%, 10/18/2017[b,c]	$604,314
	Ineos Group Holdings, Ltd., Term Loan
709,121	4.000%, 5/4/2018	707,348

	Total	1,311,662

Capital Goods (0.2%)
	ADS Waste Holdings, Term Loan
706,450	4.250%, 10/9/2019	711,296
	Berry Plastics Group, Inc., Term Loan
708,225	3.500%, 2/8/2020	707,340

	Total	1,418,636

Communications Services (1.1%)
	Clear Channel Communications, Inc., Term Loan
179,766	3.836%, 1/29/2016	167,801
530,234	6.945%, 1/30/2019	489,538
	Grande Communications Networks, LLC, Term Loan
710,000	4.500%, 5/29/2020	706,450
	Hargray Communications Group, Inc., Term Loan
710,000	4.750%, 6/25/2019	708,672
	Integra Telecom Holdings, Inc., Term Loan
708,225	5.250%, 2/22/2019	716,193
	McGraw-Hill Global Education Holdings, LLC, Term Loan
359,100	9.000%, 3/22/2019	360,784
	NEP Broadcasting, LLC, Term Loan
706,450	4.750%, 1/22/2020	710,569
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
1,315,000	0.000%, 7/30/2018[b,c]	1,315,000
	TNS, Inc., Term Loan
690,278	5.000%, 2/14/2020	694,592
	Univision Communications, Inc., Term Loan
708,225	4.500%, 3/1/2020	710,881
	Virgin Media Investment Holdings, Ltd., Term Loan
710,000	3.500%, 6/7/2020	709,212
	WideOpenWest Finance, LLC, Term Loan
708,225	4.750%, 3/26/2019	713,685
	WMG Acquisition Corporation, Term Loan
710,000	3.750%, 7/1/2020	710,888
	Yankee Cable Acquisition, LLC, Term Loan
696,802	5.250%, 8/26/2016	701,373
	Zayo Group, LLC, Term Loan
706,432	4.500%, 7/2/2019	711,511

	Total	10,127,149

Consumer Cyclical (0.5%)
	Chrysler Group, LLC, Term Loan
708,193	4.250%, 5/24/2017	718,809

Principal Amount	Bank Loans (3.1%)[a]	Value

Consumer Cyclical (0.5%) - continued
	J.C. Penney Corporation, Inc., Term Loan
$710,000	6.000%, 5/22/2018	$713,699
	MGM Resorts International, Term Loan
507,450	3.500%, 12/20/2019	507,663
	ROC Finance, LLC, Term Loan
710,000	5.000%, 4/8/2019	713,550
	Scientific Games International, Inc., Term Loan
710,000	0.000%, 5/22/2020[b,c]	707,785
	Seminole Hard Rock Entertainment, Inc., Term Loan
355,000	3.500%, 5/8/2020	355,888
	Seminole Indian Tribe of Florida, Term Loan
697,575	3.000%, 4/29/2020	699,319

	Total	4,416,713

Consumer Non-Cyclical (0.3%)
	Albertson’s, Inc., Term Loan
718,200	4.750%, 3/21/2019	721,346
	Del Monte Corporation, Term Loan
111,526	4.000%, 3/8/2018	111,498
	Supervalu, Inc., Term Loan
1,418,083	5.000%, 3/21/2019[b,c]	1,429,230

	Total	2,262,074

Energy (<0.1%)
	Offshore Group Investment, Ltd., Term Loan
354,113	5.750%, 3/28/2019	356,768

	Total	356,768

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
710,000	7.000%, 5/22/2018	702,013
	WaveDivision Holdings, LLC, Term Loan
706,450	4.000%, 10/12/2019	706,450

	Total	1,408,463

Technology (0.2%)
	First Data Corporation Extended, Term Loan
710,000	4.191%, 3/23/2018	708,225
	Freescale Semiconductor Inc., Term Loan
708,225	5.000%, 2/13/2020	715,088
	SunGard Data Systems, Inc., Term Loan
349,125	4.000%, 3/8/2020	352,616

	Total	1,775,929

Transportation (0.2%)
	American Airlines, Inc., Term Loan
1,050,000	4.750%, 6/21/2019[b,c]	1,050,000
	American Petroleum Tankers Parent, LLC, Term Loan
341,852	4.750%, 9/28/2019	344,416

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Bank Loans (3.1%)[a]	Value

Transportation (0.2%) - continued
	U.S. Airways, Inc., Term Loan
$710,000	4.250%, 5/21/2019	$709,616

	Total	2,104,032

Utilities (0.2%)
	Calpine Corporation, Term Loan
706,387	4.000%, 4/1/2018	710,208
	Intergen NV, Term Loan
710,000	4.106%, 6/5/2020[b,c]	708,225
	Pacific Drilling SA, Term Loan
710,000	4.500%, 6/3/2018	717,100

	Total	2,135,533

	Total Bank Loans (cost $27,183,734)	27,316,959

Principal Amount	Long-Term Fixed Income (95.6%)	Value

Asset-Backed Securities (13.9%)
	Avis Budget Rental Car Funding AESOP, LLC
6,000,000	2.370%, 11/20/2014[d]	6,093,360
	Chesapeake Funding, LLC
2,000,000	0.645%, 1/7/2025[d,e]	1,999,760
	Citibank Omni Master Trust
4,000,000	4.900%, 11/15/2018[d]	4,218,636
	Countrywide Home Loans, Inc.
676,236	6.085%, 6/25/2021[f]	595,839
	Credit Based Asset Servicing and Securitization, LLC
737,072	4.004%, 12/25/2036	480,275
	Edlinc Student Loan Funding Trust
2,498,751	3.196%, 10/1/2025[e,g]	2,461,270
	Education Loan Asset-Backed Trust I
4,515,607	0.640%, 6/25/2022[e]	4,509,782
	Enterprise Fleet Financing, LLC
1,332,273	1.430%, 10/20/2016[d]	1,333,650
1,990,549	0.720%, 4/20/2018[d]	1,990,696
	First Franklin Mortgage Loan Asset-Backed Certificates
86,028	5.500%, 3/25/2036[g,h]	1
	First Horizon ABS Trust
313,819	0.320%, 9/25/2029[e,f]	288,449
	Ford Credit Floor Plan Master Owner Trust
5,000,000	1.500%, 9/15/2015	5,005,740
	Fosse Master Issuer plc
2,653,798	1.666%, 10/18/2054[d,e]	2,676,833
	FRS, LLC
3,651,556	1.800%, 4/15/2043[d]	3,631,893
	GE Dealer Floorplan Master Note Trust
4,000,000	0.632%, 10/20/2017[e]	4,007,092
5,500,000	0.592%, 4/20/2018[e]	5,495,545
	GMAC Mortgage Corporation Loan Trust
564,144	0.370%, 8/25/2035[e,f]	458,862
716,347	5.750%, 10/25/2036[f]	678,559
1,151,365	0.370%, 12/25/2036[e,f]	967,995
	Golden Credit Card Trust
4,800,000	0.441%, 2/15/2018[d,e]	4,796,304

Principal Amount	Long-Term Fixed Income (95.6%)	Value

Asset-Backed Securities (13.9%) - continued
	Great America Leasing Receivables
$2,000,000	0.780%, 6/15/2016[d]	$1,994,098
	Hyundai Auto Lease Securitization Trust
1,365,328	1.020%, 8/15/2014[d]	1,365,829
	Hyundai Auto Receivables Trust
2,000,000	0.820%, 9/15/2017	1,998,138
	J.P. Morgan Mortgage Trust
1,081,130	2.849%, 2/25/2036	912,841
	Master Credit Card Trust
7,000,000	0.780%, 4/21/2017[d]	6,959,995
	Montana Higher Education Student Assistance Corporation
1,384,775	0.792%, 9/20/2022[e]	1,386,001
	Mortgage Equity Conversion Asset Trust
2,389,697	0.610%, 1/25/2042[e,g]	1,911,758
2,337,149	0.590%, 2/25/2042[e,g]	1,869,720
	Nationstar Agency Advance Funding Trust
2,800,000	0.997%, 2/15/2045[d]	2,776,732
	Nissan Master Owner Trust Receivables
6,000,000	0.491%, 2/15/2018[e]	5,981,550
	Northstar Education Finance, Inc.
3,637,919	0.890%, 12/26/2031[d,e]	3,605,149
	Renaissance Home Equity Loan Trust
1,547,441	5.608%, 5/25/2036	1,098,782
737,090	5.285%, 1/25/2037	407,289
	Santander Drive Auto Receivables Trust
4,000,000	0.700%, 9/15/2017	3,983,916
	SLM Student Loan Trust
3,920,239	0.336%, 4/27/2020[e]	3,909,838
1,883,551	1.291%, 1/18/2022[d,e]	1,890,588
3,880,551	0.336%, 4/25/2022[e]	3,865,739
1,992,368	0.791%, 8/15/2022[d,e]	1,980,746
1,146,742	0.346%, 4/25/2023[e]	1,145,540
3,193,587	0.941%, 10/16/2023[d,e]	3,188,976
1,832,342	0.590%, 3/25/2025[e]	1,830,543
5,088,023	0.710%, 3/25/2026[e]	5,046,682
1,800,000	1.241%, 5/17/2027[d,e]	1,773,704
	Wachovia Asset Securitization, Inc.
725,456	0.330%, 7/25/2037[e,f,g]	619,376
	Wachovia Student Loan Trust
1,745,112	0.376%, 7/27/2020[e]	1,742,111
	World Financial Network Credit Card Master Trust
4,000,000	0.910%, 3/16/2020	3,978,116
	World Omni Auto Receivables Trust
1,250,000	1.330%, 1/15/2018	1,259,474
	World Omni Master Owner Trust
3,600,000	0.541%, 2/15/2018[d,e]	3,582,500

	Total	123,756,272

Basic Materials (0.7%)
	Dow Chemical Company
1,500,000	2.500%, 2/15/2016	1,553,899

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value

Basic Materials (0.7%) - continued
	Freeport-McMoRan Copper & Gold, Inc.
$1,000,000	2.375%, 3/15/2018[d]	$947,491
	Glencore Funding, LLC
1,170,000	1.628%, 1/15/2019[d,e]	1,097,107
	Xstrata Finance Canada, Ltd.
1,250,000	1.800%, 10/23/2015[d]	1,244,621
1,950,000	2.450%, 10/25/2017[d]	1,903,840

	Total	6,746,958

Capital Goods (1.2%)
	Eaton Corporation
2,000,000	1.500%, 11/2/2017[d]	1,956,212
	John Deere Capital Corporation
3,000,000	0.371%, 10/8/2014[e]	3,000,771
	Precision Castparts Corporation
1,600,000	1.250%, 1/15/2018	1,554,454
	Roper Industries, Inc.
1,600,000	1.850%, 11/15/2017	1,581,677
	Textron, Inc.
1,300,000	6.200%, 3/15/2015	1,397,548
	United Technologies Corporation
1,000,000	0.775%, 6/1/2015[e]	1,006,862

	Total	10,497,524

Collateralized Mortgage Obligations (4.0%)
	American Home Mortgage Assets Trust
1,387,195	1.089%, 11/25/2046[e]	731,929
	Bear Stearns Adjustable Rate Mortgage Trust
716,370	2.470%, 10/25/2035[e]	676,322
	Commercial Mortgage Pass Through Certificates
4,000,000	1.243%, 6/8/2030[d,e]	3,983,008
	Countrywide Alternative Loan Trust
565,434	5.500%, 11/25/2035	561,511
455,260	5.500%, 2/25/2036	407,215
653,807	6.000%, 1/25/2037	514,699
	Countrywide Home Loans, Inc.
868,731	2.648%, 3/20/2036	665,616
885,114	2.649%, 9/20/2036	582,565
	Deutsche Alt-A Securities Mortgage Loan Trust
1,559,440	0.933%, 4/25/2047[e]	1,190,695
	GSR Mortgage Loan Trust
1,899,282	0.380%, 8/25/2046[e]	1,744,402
	HarborView Mortgage Loan Trust
1,806,770	2.387%, 6/19/2034	1,802,035
	HomeBanc Mortgage Trust
902,338	2.456%, 4/25/2037	605,288
	Impac CMB Trust
676,877	0.830%, 8/25/2035[e]	559,714
	J.P. Morgan Alternative Loan Trust
1,455,399	2.700%, 3/25/2036	1,104,735
	J.P. Morgan Mortgage Trust
588,078	2.936%, 10/25/2036	464,061
	Master Asset Securitization Trust
1,115,089	0.690%, 6/25/2036[e]	709,948

Principal Amount	Long-Term Fixed Income (95.6%)	Value

Collateralized Mortgage Obligations (4.0%) - continued
	NCUA Guaranteed Notes
$3,620,599	0.645%, 10/7/2020[e]	$3,638,843
	Permanent Master plc
5,000,000	1.768%, 7/15/2042[d,e]	5,011,615
	Residential Accredit Loans, Inc.
813,108	3.762%, 9/25/2035	651,563
	Sequoia Mortgage Trust
1,141,363	0.833%, 9/20/2034[e]	1,098,063
	Wachovia Mortgage Loan Trust, LLC
644,239	2.985%, 5/20/2036	530,870
	WaMu Mortgage Pass Through Certificates
525,145	0.480%, 10/25/2045[e]	471,705
1,328,865	1.043%, 10/25/2046[e]	966,583
1,635,142	0.983%, 12/25/2046[e]	1,239,606
1,568,556	0.903%, 1/25/2047[e]	1,187,783
	Washington Mutual Alternative Mortgage Pass Through Certificates
1,086,159	1.083%, 9/25/2046[e]	622,503
1,771,002	0.913%, 2/25/2047[e]	1,045,095
	Wells Fargo Mortgage Backed Securities Trust
1,164,377	2.640%, 3/25/2036	1,149,614
1,004,480	2.770%, 3/25/2036	948,675

	Total	34,866,261

Commercial Mortgage-Backed Securities (6.8%)
	Bear Stearns Commercial Mortgage Securities, Inc.
1,178,452	5.613%, 6/11/2050	1,190,981
503,964	5.661%, 6/11/2040	511,266
1,700,000	5.331%, 2/11/2044	1,860,691
	Citigroup Commercial Mortgage Trust
750,000	5.696%, 12/10/2049	848,645
	Citigroup/Deutsche Bank Commercial Mortgage
1,595,000	5.322%, 12/11/2049	1,758,902
	Commercial Mortgage Pass-Through Certificates
322,972	0.321%, 12/15/2020[d,e]	318,359
1,000,000	5.306%, 12/10/2046	1,104,765
	Credit Suisse First Boston Mortgage Securities Corporation
3,193,429	4.691%, 4/15/2037	3,262,072
	Credit Suisse Mortgage Capital Certificates
584,618	0.361%, 10/15/2021[d,e]	578,728
1,673,288	5.467%, 9/15/2039	1,835,776
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
4,138,360	0.727%, 12/25/2016	4,111,601
	Federal National Mortgage Association
4,000,000	0.953%, 11/25/2015	4,001,464
5,650,000	1.083%, 2/25/2016	5,670,278

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value

Commercial Mortgage-Backed Securities (6.8%) - continued
	Government National Mortgage Association
$546,743	2.870%, 3/16/2051	$552,054
1,495,384	1.864%, 8/16/2031	1,501,047
2,570,139	2.164%, 3/16/2033	2,589,271
1,735,411	3.214%, 1/16/2040	1,781,767
	Greenwich Capital Commercial Funding Corporation
2,697,000	5.074%, 1/5/2036	2,716,591
4,500,000	5.224%, 4/10/2037	4,812,592
	GS Mortgage Securities Corporation II
3,200,000	1.045%, 11/8/2029[d,e]	3,159,978
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,800,000	0.891%, 4/15/2028[d,e]	3,793,673
3,500,000	5.429%, 12/12/2043	3,840,165
	Morgan Stanley Capital I
2,350,000	3.224%, 7/15/2049	2,470,877
	Morgan Stanley Capital, Inc.
2,308,645	5.579%, 4/12/2049	2,316,349
	NCUA Guaranteed Notes
3,372,972	1.600%, 10/29/2020	3,401,811
	Wachovia Bank Commercial Mortgage Trust
1,482,018	5.765%, 7/15/2045	1,596,046

	Total	61,585,749

Communications Services (1.8%)
	American Tower Corporation
1,000,000	3.500%, 1/31/2023	910,196
	AT&T, Inc.
2,000,000	1.400%, 12/1/2017	1,955,314
	British Telecommunications plc
1,500,000	1.625%, 6/28/2016	1,514,000
	Crown Castle Towers, LLC
1,500,000	3.214%, 8/15/2015[d]	1,538,907
850,000	4.174%, 8/15/2017[d]	896,390
	DIRECTV Holdings, LLC
1,500,000	1.750%, 1/15/2018	1,453,488
	GTP Acquisition Partners I, LLC
1,500,000	4.347%, 6/15/2016[d]	1,588,987
	NBC Universal Enterprise, Inc.
1,750,000	1.662%, 4/15/2018[d]	1,725,824
	Qwest Communications International, Inc.
1,000,000	7.125%, 4/1/2018	1,037,500
	SBA Tower Trust
3,500,000	4.254%, 4/15/2015[d]	3,618,800

	Total	16,239,406

Consumer Cyclical (2.0%)
	Amazon.com, Inc.
1,500,000	1.200%, 11/29/2017	1,463,309
	American Honda Finance Corporation
3,000,000	1.850%, 9/19/2014[d]	3,038,187
760,000	0.648%, 5/26/2016[d,e]	759,685
	Daimler Finance North America, LLC
3,000,000	0.886%, 3/28/2014[d,e]	3,006,921

Principal Amount	Long-Term Fixed Income (95.6%)	Value

Consumer Cyclical (2.0%) - continued
$2,000,000	1.125%, 8/1/2018[c,d,e]	$2,002,908
	Ford Motor Credit Company, LLC
1,250,000	4.207%, 4/15/2016	1,317,415
1,300,000	3.984%, 6/15/2016	1,365,212
500,000	3.000%, 6/12/2017	507,254
	Toyota Motor Credit Corporation
1,000,000	0.564%, 5/17/2016[e]	999,726
	Volkswagen International Finance NV
3,000,000	1.625%, 3/22/2015[d]	3,034,800

	Total	17,495,417

Consumer Non-Cyclical (3.9%)
	AbbVie, Inc.
1,500,000	1.200%, 11/6/2015[d]	1,505,696
1,250,000	1.750%, 11/6/2017[d]	1,235,229
	Allergan, Inc.
1,250,000	1.350%, 3/15/2018	1,217,005
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	461,391
	Anheuser-Busch InBev Worldwide, Inc.
2,450,000	1.375%, 7/15/2017	2,429,817
	Cargill, Inc.
1,073,000	4.307%, 5/14/2021[d]	1,122,272
	Celgene Corporation
1,500,000	2.450%, 10/15/2015	1,545,133
	Coca-Cola Enterprises, Inc.
2,000,000	3.500%, 9/15/2020	2,003,288
	ConAgra Foods, Inc.
1,400,000	1.300%, 1/25/2016	1,403,956
	Dr Pepper Snapple Group, Inc.
500,000	2.000%, 1/15/2020	472,494
	Express Scripts Holding Company
2,000,000	2.650%, 2/15/2017	2,056,380
	General Mills, Inc.
2,000,000	0.624%, 5/16/2014[e]	2,003,654
	Heineken NV
2,000,000	1.400%, 10/1/2017[d]	1,955,400
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,496,985
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[d]	2,499,750
	McKesson Corporation
2,000,000	0.950%, 12/4/2015	2,004,652
	Medtronic, Inc.
1,500,000	1.375%, 4/1/2018	1,466,949
	Mylan, Inc.
2,200,000	7.875%, 7/15/2020[d]	2,523,169
	SABMiller Holdings, Inc.
2,000,000	2.450%, 1/15/2017[d]	2,050,604
	Sanofi
1,500,000	1.250%, 4/10/2018	1,462,374
	Teva Pharmaceutical Finance III BV
2,000,000	0.772%, 3/21/2014[e]	2,004,248

	Total	34,920,446

Energy (1.9%)
	BP Capital Markets plc
2,000,000	1.846%, 5/5/2017	2,012,636

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value

Energy (1.9%) - continued
	Cameron International Corporation
$2,000,000	1.205%, 6/2/2014[e]	$2,009,522
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	2,986,956
	DCP Midstream, LLC
625,000	5.850%, 5/21/2043[d]	596,875
	International Petroleum Investment Company, Ltd.
1,000,000	3.125%, 11/15/2015[d]	1,032,500
	Kinder Morgan Energy Partners, LP
3,000,000	2.650%, 2/1/2019[c]	3,016,626
	Marathon Oil Corporation
1,800,000	0.900%, 11/1/2015	1,799,244
	Petroleos Mexicanos
1,500,000	2.286%, 7/18/2018[d,e,i]	1,537,500
750,000	3.500%, 7/18/2018[d]	763,125
	Weatherford International, Ltd.
1,000,000	6.000%, 3/15/2018	1,122,705

	Total	16,877,689

Financials (22.4%)
	Achmea Hypotheekbank NV
443,000	3.200%, 11/3/2014[d]	458,992
	American Express Company
3,000,000	0.863%, 5/22/2018[e]	2,997,333
	American International Group, Inc.
1,500,000	5.050%, 10/1/2015	1,625,551
	American Tower Trust I
1,000,000	1.551%, 3/15/2018[d]	973,164
	Australia and New Zealand Banking Group, Ltd.
3,500,000	2.400%, 11/23/2016[d]	3,623,294
	Bank Nederlandse Gemeenten NV
1,000,000	1.375%, 3/19/2018[d]	983,358
	Bank of America Corporation
1,125,000	1.500%, 10/9/2015	1,127,424
1,000,000	5.625%, 10/14/2016	1,114,284
1,000,000	1.343%, 3/22/2018[e]	997,779
	Bank of Montreal
3,250,000	2.625%, 1/25/2016[d]	3,392,350
1,500,000	0.870%, 4/9/2018[e]	1,499,351
	Bank of New York Mellon Corporation
1,600,000	1.124%, 11/24/2014[e]	1,613,680
1,600,000	1.700%, 11/24/2014	1,622,795
500,000	4.500%, 12/29/2049[j]	465,625
	Bank of Nova Scotia
2,000,000	2.150%, 8/3/2016[d]	2,064,400
	Barclays Bank plc
3,000,000	2.500%, 9/21/2015[d]	3,106,797
	BBVA Banco Continental SA
2,000,000	2.250%, 7/29/2016[d]	1,950,000
	Bear Stearns Companies, LLC
1,500,000	6.400%, 10/2/2017	1,736,613
	Berkshire Hathaway Finance Corporation
2,000,000	2.450%, 12/15/2015	2,080,904
1,250,000	1.600%, 5/15/2017	1,257,723

Principal Amount	Long-Term Fixed Income (95.6%)	Value

Financials (22.4%) - continued
	Caisse Centrale Desjardins du Quebec
$2,000,000	2.550%, 3/24/2016[d]	$2,084,400
	Canadian Imperial Bank of Commerce
3,500,000	0.900%, 9/19/2014[d]	3,517,850
1,500,000	2.600%, 7/2/2015[d]	1,555,950
	Capital One Financial Corporation
2,000,000	1.418%, 7/15/2014[e]	2,013,292
	CDP Financial, Inc.
4,000,000	3.000%, 11/25/2014[d]	4,122,572
	Chesapeake Funding, LLC
2,000,000	0.645%, 5/7/2024[d,e]	1,995,662
	CNA Financial Corporation
2,000,000	6.500%, 8/15/2016	2,272,882
	Commonwealth Bank of Australia
3,500,000	0.750%, 1/15/2016[d,i]	3,482,150
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2,000,000	3.200%, 3/11/2015[d]	2,074,908
	Credit Agricole Home Loan SFH
3,500,000	1.016%, 7/21/2014[d,e]	3,514,150
	Credit Suisse AG Guernsey
1,000,000	1.625%, 3/6/2015[d]	1,014,600
1,000,000	2.600%, 5/27/2016[d]	1,041,809
	DnB Boligkreditt AS
3,500,000	1.450%, 3/21/2018[d]	3,402,203
	General Electric Capital Corporation
3,500,000	1.273%, 3/15/2023[e]	3,515,904
	Goldman Sachs Group, Inc.
2,750,000	2.375%, 1/22/2018	2,717,061
3,500,000	2.900%, 7/19/2018	3,506,199
	HCP, Inc.
2,000,000	2.700%, 2/1/2014	2,017,924
	HSBC Bank plc
4,000,000	1.625%, 7/7/2014[d,i]	4,038,520
	ING Bank NV
3,500,000	2.500%, 1/14/2016[d]	3,611,650
500,000	2.625%, 12/5/2022[d]	464,419
	ING Capital Funding Trust III
715,000	3.874%, 12/29/2049[e,j]	693,550
	ING US, Inc.
500,000	5.650%, 5/15/2053[d]	470,000
1,500,000	2.900%, 2/15/2018[d]	1,496,126
	International Lease Finance Corporation
700,000	8.625%, 9/15/2015	775,250
	J.P. Morgan Chase & Company
1,000,000	0.715%, 4/23/2015[e]	998,670
3,100,000	1.166%, 1/25/2018[e]	3,105,639
1,075,000	7.900%, 4/29/2049[j]	1,195,937
375,000	6.000%, 12/29/2049[j]	368,906
	J.P. Morgan Chase Bank NA
1,000,000	5.875%, 6/13/2016	1,118,078
	Kilroy Realty, LP
700,000	3.800%, 1/15/2023	665,559
	Landwirtschaftliche Rentenbank
5,000,000	0.473%, 3/15/2016[d,e]	5,001,530
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[d,i]	325,305

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value

Financials (22.4%) - continued
	Macquarie Bank, Ltd.
$1,750,000	5.000%, 2/22/2017[d]	$1,886,325
	MassMutual Global Funding II
2,500,000	2.000%, 4/5/2017[d]	2,502,505
	Metropolitan Life Global Funding I
2,250,000	3.650%, 6/14/2018[d]	2,395,093
	Morgan Stanley
850,000	4.100%, 5/22/2023	797,960
	Morgan Stanley Mortgage Loan Trust
2,000,000	5.750%, 10/18/2016	2,223,876
	National Australia Bank, Ltd.
1,750,000	0.566%, 1/22/2015[d,e]	1,752,938
2,750,000	2.000%, 6/20/2017[d]	2,791,800
	National Bank of Canada
2,000,000	1.650%, 1/30/2014[d]	2,012,200
1,750,000	2.200%, 10/19/2016[d]	1,806,878
	NCUA Guaranteed Notes
2,717,509	0.543%, 12/7/2020[e]	2,725,291
	Nederlandse Waterschapsbank NV
3,500,000	0.750%, 3/29/2016[d]	3,490,018
	Network Rail Infrastructure Finance plc
4,000,000	0.875%, 5/15/2018[d]	3,859,400
	New York Life Global Funding
4,000,000	3.000%, 5/4/2015[d]	4,162,388
	Norddeutsche Landesbank Girozentrale
3,000,000	0.875%, 10/16/2015[d]	2,999,700
	Nordea Bank AB
2,000,000	3.125%, 3/20/2017[d]	2,080,320
	Principal Life Global Funding II
2,250,000	1.000%, 12/11/2015[d]	2,252,138
	Private Export Funding Corporation
3,000,000	2.125%, 7/15/2016	3,116,289
	Prudential Covered Trust
2,475,000	2.997%, 9/30/2015[d]	2,559,633
	Rabobank Capital Funding Trust II
1,012,000	5.260%, 12/29/2049[d,j]	1,017,060
	Realty Income Corporation
1,000,000	2.000%, 1/31/2018	977,188
	Royal Bank of Canada
3,000,000	1.200%, 9/19/2017	2,946,255
	Royal Bank of Scotland Group plc
700,000	6.125%, 12/15/2022	676,355
	Skandinaviska Enskilda Banken AB
1,700,000	1.750%, 3/19/2018[d]	1,663,511
2,500,000	1.375%, 5/29/2018[d]	2,418,250
	SLM Corporation
500,000	4.625%, 9/25/2017	502,500
	SpareBank 1 Boligkreditt AS
2,500,000	1.250%, 5/2/2018[d]	2,396,500
	Stadshypotek AB
4,000,000	0.826%, 9/30/2013[d,e]	4,003,084
2,000,000	1.875%, 10/2/2019[d]	1,903,200
	Standard Chartered plc
1,000,000	3.950%, 1/11/2023[d]	938,749

Principal Amount	Long-Term Fixed Income (95.6%)	Value

Financials (22.4%) - continued
	Svensk Exportkredit AB
$2,500,000	0.565%, 1/23/2017[e]	$2,507,060
1,500,000	1.125%, 4/5/2018	1,463,357
	Svenska Handelsbanken AB
2,250,000	0.722%, 3/21/2016[e]	2,255,902
	Swedbank AB
1,750,000	1.750%, 3/12/2018[d]	1,708,578
	Swedbank Hypotek AB
3,500,000	0.726%, 3/28/2014[d,e]	3,500,553
	Toronto-Dominion Bank
2,500,000	2.200%, 7/29/2015[d]	2,575,750
	U.S. Bank National Association
3,000,000	3.778%, 4/29/2020	3,136,947
	UBS AG/London
3,500,000	1.875%, 1/23/2015[d]	3,561,950
	UnitedHealth Group, Inc.
1,800,000	1.400%, 10/15/2017	1,768,068
	Ventas Realty, LP
1,000,000	2.700%, 4/1/2020	948,946
	Wachovia Corporation
1,000,000	0.543%, 6/15/2017[e]	987,498
	WEA Finance, LLC/WT Finance Australia, Pty, Ltd.
1,650,000	5.750%, 9/2/2015[d]	1,805,925
	Wells Fargo & Company
2,500,000	2.625%, 12/15/2016	2,603,068
925,000	3.450%, 2/13/2023	885,510
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[d]	2,434,500

	Total	199,871,088

Foreign Government (5.5%)
	Asian Development Bank
1,000,000	0.500%, 6/20/2016	994,800
	Canada Government International Bond
5,500,000	0.875%, 2/14/2017	5,498,350
	Eksportfinans ASA
1,500,000	2.375%, 5/25/2016	1,432,500
	European Investment Bank
4,000,000	1.750%, 3/15/2017	4,082,452
	Export Development Canada
3,500,000	0.750%, 12/15/2017[i]	3,429,125
	Hydro Quebec
2,000,000	2.000%, 6/30/2016	2,060,800
	Inter-American Development Bank
2,750,000	0.233%, 2/11/2016[e]	2,751,988
	International Finance Corporation
3,000,000	0.500%, 5/16/2016	2,984,238
	Japan Bank for International Cooperation
3,000,000	1.750%, 7/31/2018	2,979,927
	Kommunalbanken AS
4,000,000	2.750%, 5/5/2015[d]	4,158,560
	Kommuninvest I Sverige AB
2,500,000	1.000%, 10/24/2017[d]	2,458,000
	Mexico Government International Bond
750,000	5.125%, 1/15/2020	834,750
	Province of British Columbia
3,500,000	2.100%, 5/18/2016	3,631,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value

Foreign Government (5.5%) - continued
	Province of Manitoba
$3,000,000	1.300%, 4/3/2017	$3,018,900
	Province of Ontario
2,500,000	0.325%, 8/13/2015[e]	2,498,998
2,000,000	1.000%, 7/22/2016	2,002,612
	Sweden Government International Bond
4,000,000	0.375%, 3/29/2016[d]	3,974,800

	Total	48,792,400

Mortgage-Backed Securities (7.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
19,840,000	3.000%, 8/1/2028[c]	20,385,600
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
737,514	6.500%, 9/1/2037	830,956
	Federal National Mortgage Association
4,770,305	2.093%, 1/1/2043[e]	4,824,698
8,490,794	2.074%, 3/1/2043[e]	8,576,111
6,886,002	1.755%, 7/1/2043[e]	6,881,093
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
4,328,593	2.250%, 6/25/2025	4,397,561
17,900,000	2.500%, 8/1/2028[c]	17,886,016
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
1,073,859	6.000%, 8/1/2024	1,187,916
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,043,747	5.832%, 9/1/2037[e]	1,122,213
499,059	5.551%, 10/1/2037[e]	535,371

	Total	66,627,535

Technology (0.9%)
	Affiliated Computer Services, Inc.
1,000,000	5.200%, 6/1/2015	1,062,348
	Apple, Inc.
2,500,000	1.000%, 5/3/2018	2,404,860
500,000	2.400%, 5/3/2023	458,679
	Oracle Corporation
325,000	1.200%, 10/15/2017	317,913
2,250,000	2.375%, 1/15/2019	2,265,332
	Xerox Corporation
2,000,000	1.094%, 5/16/2014[e]	1,999,996

	Total	8,509,128

Transportation (1.1%)
	American Airlines 2013-2 Class A Pass Through Trust
1,500,000	4.950%, 1/15/2023[d]	1,507,500
	British Airways plc
1,500,000	4.625%, 6/20/2024[d]	1,494,450
	Canadian Pacific Railway Company
350,000	7.125%, 10/15/2031	427,449

Principal Amount	Long-Term Fixed Income (95.6%)	Value

Transportation (1.1%) - continued
	Continental Airlines, Inc.
$2,000,000	4.150%, 4/11/2024	$1,999,000
	CSX Corporation
1,500,000	6.250%, 4/1/2015	1,633,410
	Delta Air Lines, Inc.
723,219	4.750%, 5/7/2020	781,077
	ERAC USA Finance, LLC
1,500,000	2.800%, 11/1/2018[d]	1,500,664
	US Airways Pass Through Trust
1,000,000	3.950%, 11/15/2025	952,500

	Total	10,296,050

U.S. Government and Agencies (21.0%)
	Federal Agricultural Mortgage Corporation
2,500,000	2.125%, 9/15/2015	2,587,810
2,500,000	2.000%, 7/27/2016	2,587,922
	Federal Farm Credit Banks
10,000,000	0.218%, 9/23/2013[e]	10,000,229
	Federal Home Loan Banks
5,500,000	0.375%, 6/24/2016[i]	5,446,661
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	951,740
3,250,000	1.250%, 10/2/2019	3,087,240
	Federal National Mortgage Association
11,600,000	0.375%, 7/5/2016	11,478,908
3,000,000	0.875%, 2/8/2018	2,925,642
	U.S. Treasury Bonds
2,565,000	3.000%, 5/15/2042	2,276,838
	U.S. Treasury Bonds, TIPS
3,092,547	0.750%, 2/15/2042	2,685,444
	U.S. Treasury Notes
7,125,000	0.750%, 6/15/2014	7,162,848
16,350,000	0.250%, 10/31/2014	16,364,045
19,575,000	0.375%, 2/15/2016	19,527,589
9,115,000	1.000%, 10/31/2016	9,196,889
13,590,000	0.625%, 5/31/2017	13,410,571
45,375,000	0.875%, 1/31/2018	44,651,813
400,000	2.375%, 6/30/2018	419,156
3,615,000	1.375%, 1/31/2020	3,503,445
1,050,000	1.750%, 5/15/2023	973,875
	U.S. Treasury Notes, TIPS
1,259,575	0.125%, 4/15/2018	1,300,216
6,921,323	1.125%, 1/15/2021	7,467,464
6,689,469	0.125%, 1/15/2022	6,617,878
13,118,807	0.125%, 1/15/2023	12,788,803

	Total	187,413,026

Utilities (1.0%)
	American Electric Power Company, Inc.
500,000	1.650%, 12/15/2017	489,002
	DCP Midstream Operating, LP
500,000	3.875%, 3/15/2023	467,883
	Electricite de France SA
1,000,000	5.250%, 1/29/2049[d,j]	956,250
	Kansas City Power & Light Company
500,000	3.150%, 3/15/2023	478,178

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (95.6%)	Value

Utilities (1.0%) - continued
	National Rural Utilities Cooperative Finance Corporation
$850,000	4.750%, 4/30/2043	$820,250
	Northeast Utilities
2,000,000	1.022%, 9/20/2013[e]	2,000,000
1,250,000	1.450%, 5/1/2018	1,214,008
	ONEOK Partners, LP
350,000	8.625%, 3/1/2019	444,321
	Sempra Energy
1,750,000	2.300%, 4/1/2017	1,778,238

	Total	8,648,130

	Total Long-Term Fixed Income (cost $858,816,571)	853,143,079

Shares	Mutual Funds (0.9%)	Value

Fixed Income Mutual Funds (0.9%)
1,552,718	Thrivent High Yield Fund	7,825,701

	Total	7,825,701

	Total Mutual Funds (cost $5,829,310)	7,825,701

Shares	Preferred Stock (0.5%)	Value

Financials (0.3%)
26,000	Discover Financial Services, 6.500%[j]	649,740
7,350	Farm Credit Bank of Texas, 6.750%[d,j]	735,000
39,000	HSBC Holdings plc, 8.000%[j]	1,061,970
14,000	The Allstate Corporation, 5.100%	351,680
17,000	The Goldman Sachs Group, Inc., 5.500%[j]	403,240

	Total	3,201,630

Utilities (0.2%)
16,250	Southern California Edison Company, 4.320%[j]	1,634,649

	Total	1,634,649

	Total Preferred Stock (cost $4,746,772)	4,836,279

Shares	Collateral Held for Securities Loaned (1.8%)	Value

16,307,891	Thrivent Cash Management Trust	16,307,891

	Total Collateral Held for Securities Loaned (cost $16,307,891)	16,307,891

Shares or Principal Amount	Short-Term Investments (5.0%)	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.330%, 9/16/2013[e,k]	5,000,127
900,000	0.093%, 11/22/2013[k,l]	899,737

Shares or Principal Amount	Short-Term Investments (5.0%)	Value

38,815,301	Thrivent Cash Management Trust 0.070%	$38,815,301

	Total Short-Term Investments (at amortized cost)	44,715,165

	Total Investments (cost $957,599,443) 106.9%	$954,145,074

	Other Assets and Liabilities, Net (6.9%)	(61,673,921)

	Total Net Assets 100.0%	$892,471,153

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2013, the value of these investments was $260,917,939 or 29.2% of total net assets.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2013.
f	All or a portion of the security is insured or guaranteed.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Fund owned as of July 31, 2013.

Security	Acquisition Date	Cost
Edlinc Student Loan Funding Trust	11/30/2012	$2,521,184
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	85,895
Mortgage Equity Conversion Asset Trust	2/14/2007	2,337,150
Mortgage Equity Conversion Asset Trust	1/18/2007	2,389,697
Wachovia Asset Securitization, Inc.	3/16/2007	725,456

h	Defaulted security. Interest is not being accrued.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At July 31, 2013, $1,499,752 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$11,583,715
Gross unrealized depreciation	(15,038,084)

Net unrealized appreciation (depreciation)	($3,454,369)

Cost for federal income tax purposes	$957,599,443

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	1,311,662	–	1,311,662	–
Capital Goods	1,418,636	–	1,418,636	–
Communications Services	10,127,149	–	10,127,149	–
Consumer Cyclical	4,416,713	–	4,416,713	–
Consumer Non-Cyclical	2,262,074	–	2,262,074	–
Energy	356,768	–	356,768	–
Financials	1,408,463	–	1,408,463	–
Technology	1,775,929	–	1,775,929	–
Transportation	2,104,032	–	2,104,032	–
Utilities	2,135,533	–	2,135,533	–
Long-Term Fixed Income
Asset-Backed Securities	123,756,272	–	114,736,792	9,019,480
Basic Materials	6,746,958	–	6,746,958	–
Capital Goods	10,497,524	–	10,497,524	–
Collateralized Mortgage Obligations	34,866,261	–	34,866,261	–
Commercial Mortgage-Backed Securities	61,585,749	–	61,585,749	–
Communications Services	16,239,406	–	16,239,406	–
Consumer Cyclical	17,495,417	–	17,495,417	–
Consumer Non-Cyclical	34,920,446	–	34,920,446	–
Energy	16,877,689	–	16,877,689	–
Financials	199,871,088	–	199,871,088	–
Foreign Government	48,792,400	–	48,792,400	–
Mortgage-Backed Securities	66,627,535	–	66,627,535	–
Technology	8,509,128	–	8,509,128	–
Transportation	10,296,050	–	10,296,050	–
U.S. Government and Agencies	187,413,026	–	187,413,026	–
Utilities	8,648,130	–	8,648,130	–
Mutual Funds
Fixed Income Mutual Funds	7,825,701	7,825,701	–	–
Preferred Stock
Financials	3,201,630	2,466,630	735,000	–
Utilities	1,634,649	–	1,634,649	–
Collateral Held for Securities Loaned	16,307,891	16,307,891	–	–
Short-Term Investments	44,715,165	38,815,301	5,899,864	–

Total	$954,145,074	$65,415,523	$879,710,071	$9,019,480

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	2,464,929	2,464,929	–	–

Total Asset Derivatives	$2,464,929	$2,464,929	$–	$–

Liability Derivatives
Futures Contracts	81,905	81,905	–	–

Total Liability Derivatives	$81,905	$81,905	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2013

(unaudited)

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(920)	September 2013	($113,293,759)	($111,657,815)	$1,635,944
10-Yr. U.S. Treasury Bond Futures	(205)	September 2013	(26,748,673)	(25,919,688)	828,985
30-Yr. U.S. Treasury Bond Futures	10	September 2013	1,422,531	1,340,626	(81,905)
Total Futures Contracts					$2,383,024

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2012	Gross Purchases	Gross Sales	Shares Held at July 31, 2013	Value July 31, 2013	Income Earned November 1, 2012 - July 31, 2013
High Yield	$11,258,614	$–	$3,520,000	1,552,718	$7,825,701	$411,767
Cash Management Trust- Collateral Investment	6,949,000	116,239,446	106,880,555	16,307,891	16,307,891	35,613
Cash Management Trust- Short Term Investment	26,939,653	255,719,468	243,843,820	38,815,301	38,815,301	29,344
Total Value and Income Earned	45,147,267				62,948,893	476,724

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

Money Market Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Asset Backed Commercial Paper (26.0%)[a]	Value

	Chariot Funding, LLC
$7,560,000	0.080%, 8/1/2013[b,c]	$7,560,000
	Dealers Capital Access Trust, LLC
9,000,000	0.280%, 8/1/2013	9,000,000
4,380,000	0.320%, 8/8/2013[b]	4,379,727
4,650,000	0.320%, 9/4/2013[b]	4,648,595
4,665,000	0.360%, 10/10/2013[b]	4,661,735
	Fairway Finance, LLC
12,000,000	0.080%, 8/1/2013[b,c]	12,000,000
4,680,000	0.180%, 8/19/2013[b,c]	4,679,579
	Golden Funding Corporation
4,152,000	0.110%, 8/5/2013[b,c]	4,151,949
4,715,000	0.250%, 8/20/2013[b,c]	4,714,378
4,910,000	0.400%, 8/26/2013[b,c]	4,908,636
4,670,000	0.180%, 9/20/2013[b,c]	4,668,833
	Jupiter Securitization Corporation, LLC
13,255,000	0.080%, 8/1/2013[b,c]	13,255,000
	Kells Funding, LLC
4,900,000	0.260%, 8/20/2013[b,c]	4,899,327
4,790,000	0.230%, 9/9/2013[b,c]	4,788,806
4,640,000	0.210%, 10/16/2013[b,c]	4,637,943
	Liberty Street Funding, LLC
4,700,000	0.150%, 8/15/2013[b,c]	4,699,726
1,850,000	0.150%, 8/27/2013[b,c]	1,849,800
	Nieuw Amsterdam Receivables
4,650,000	0.180%, 8/13/2013[b,c]	4,649,721
	Old Line Funding, LLC
4,920,000	0.230%, 10/15/2013[b,c]	4,917,642
4,640,000	0.240%, 3/10/2014[b,c]	4,640,000
	Sydney Capital Corporation
4,615,000	0.260%, 9/16/2013[b,c]	4,613,467
4,630,000	0.260%, 9/24/2013[b,c]	4,628,194

	Total	122,953,058

Principal Amount	Certificate of Deposit (9.7%)[a]	Value

	Bank of Montreal Chicago
4,630,000	0.445%, 7/24/2014[d]	4,637,144
	Rabobank Nederland
4,640,000	0.299%, 4/29/2014[d]	4,640,494
3,860,000	0.309%, 7/10/2014[d]	3,860,000
	Royal Bank of Canada
3,500,000	0.323%, 8/27/2013[d]	3,500,292
4,650,000	0.310%, 2/28/2014[d]	4,650,000
4,640,000	0.290%, 6/17/2014[d]	4,640,000
	Toronto-Dominion Bank NY
5,190,000	0.272%, 9/13/2013[d]	5,190,000
5,220,000	0.266%, 10/21/2013[d]	5,220,000
	Wells Fargo Bank NA
4,700,000	0.150%, 8/12/2013	4,700,000
4,600,000	0.246%, 4/17/2014[d]	4,600,000

	Total	45,637,930

Principal Amount	Financial Company Commercial Paper (4.9%)[a]	Value

	AllianceBernstein, LP
10,400,000	0.190%, 8/1/2013[c]	10,400,000
5,000,000	0.170%, 8/6/2013[c]	4,999,882
	Skandinav Enskilda Bank
3,175,000	0.230%, 8/1/2013[c]	3,175,000

Principal Amount	Financial Company Commercial Paper (4.9%)[a]	Value

	Stadshypotek AB
$4,620,000	1.450%, 9/30/2013[b,c]	$4,628,977

	Total	23,203,859

Principal Amount	Government Agency Debt (27.0%)[a]	Value

	Federal Farm Credit Bank
4,000,000	0.161%, 1/13/2014[d]	4,000,194
	Federal Home Loan Bank
5,340,000	0.180%, 12/20/2013[d]	5,339,374
5,260,000	0.180%, 2/24/2014[d]	5,260,000
4,640,000	0.683%, 4/8/2014[d]	4,654,132
5,120,000	0.240%, 6/4/2014[d]	5,123,054
	Federal Home Loan Mortgage Corporation
3,090,000	0.320%, 9/3/2013[d]	3,089,940
5,480,000	0.131%, 9/13/2013[d]	5,479,974
10,900,000	0.165%, 11/4/2013[d]	10,900,459
1,800,000	0.390%, 11/18/2013[d]	1,800,970
	Federal National Mortgage Association
3,000,000	0.330%, 10/28/2013[d]	2,999,926
5,330,000	0.172%, 6/20/2014[d]	5,329,046
5,330,000	0.360%, 8/25/2014[d]	5,338,052
	Overseas Private Investment Corporation
558,618	0.130%, 8/6/2013[d]	558,618
1,379,309	0.130%, 8/6/2013[d]	1,379,309
3,859,653	0.130%, 8/6/2013[d]	3,859,653
4,855,000	0.140%, 8/7/2013[d]	4,855,000
5,275,000	0.140%, 8/7/2013[d]	5,275,000
13,465,000	0.531%, 12/9/2013	13,510,834
4,312,940	0.294%, 4/15/2014	5,822,124
9,030,000	0.400%, 5/2/2014	9,038,992
7,730,000	0.400%, 5/2/2014	7,737,697
	Straight-A Funding, LLC
15,500,000	0.080%, 8/7/2013[b,c]	15,499,793

	Total	126,852,141

Shares	Investment Company (8.9%)	Value

	AIM Investments Institutional Government and Agency Portfolio
100,000	0.020%	100,000
	BlackRock Cash Funds
22,978,000	0.100%	22,978,000
	Dreyfus Institutional Cash Advantage Fund
6,815,000	0.060%	6,815,000
	DWS Money Market Series
12,182,024	0.060%	12,182,024

	Total	42,075,024

Principal Amount	Other Commercial Paper (3.0%)[a]	Value

	Caisse Amortissement de la Dette Sociale
4,690,000	0.150%, 8/20/2013[b,c]	4,689,629
	Caisse des Depots et Consignations
4,640,000	0.200%, 10/11/2013[b,c]	4,638,170

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

Money Market Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Principal Amount	Other Commercial Paper (3.0%)[a]	Value

	Society of New York Hospital Fund
$4,720,000	0.200%, 8/13/2013[b]	$4,719,685

	Total	14,047,484

Principal Amount	Other Note (17.3%)[a]	Value

	Bank of New York Mellon Corporation
3,191,000	0.534%, 7/28/2014[d]	3,199,648
	BHP Billiton Finance USA, Ltd.
3,800,000	6.750%, 11/1/2013[b]	3,860,088
3,000,000	0.544%, 2/18/2014[b,d]	3,004,752
	General Electric Capital Corporation
4,485,000	1.875%, 9/16/2013[b]	4,494,189
4,930,000	1.121%, 1/7/2014[b,d]	4,948,581
2,940,000	0.402%, 3/20/2014[b,d]	2,942,214
4,900,000	0.901%, 4/7/2014[b,d]	4,921,639
	KFW International Finance
4,650,000	0.448%, 1/17/2014[b,c,d]	4,655,262
	Nordea Bank AB
4,930,000	1.750%, 10/4/2013[c]	4,942,432
4,700,000	2.125%, 1/14/2014[c]	4,736,943
	Novartis Capital Corporation
4,896,000	4.125%, 2/10/2014[b]	4,991,904
	Royal Bank of Canada
4,870,000	1.125%, 1/15/2014	4,887,396
	Total Capital Canada, Ltd.
4,560,000	0.648%, 1/17/2014[b,d]	4,568,936
	U.S. Bancorp
7,465,000	1.375%, 9/13/2013	7,473,232
4,640,000	1.125%, 10/30/2013	4,646,333
	United Technologies Corporation
2,520,000	0.545%, 12/2/2013[d]	2,522,603
	Wells Fargo Bank NA
4,600,000	0.323%, 9/13/2013[d]	4,600,000
	Westpac Banking Corporation
2,300,000	1.005%, 12/9/2013[d]	2,306,143
3,890,000	1.204%, 2/24/2014[c,d]	3,910,336

	Total	81,612,631

Principal Amount	Variable Rate Demand Note (4.6%)[a]	Value

	Douglas County, Nebraska Hospital Authority No. 2 Health Facilities Revenue Refunding Bonds (Children’s Hospital)
6,700,000	0.080%, 8/1/2013[b,d]	6,700,000
	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
8,730,000	0.050%, 8/15/2013[b,d]	8,730,000

Principal Amount	Variable Rate Demand Note (4.6%)[a]	Value

	Wisconsin State Health & Educational Facilities Authority Revenue Prohealth Care, Inc.
$6,445,000	0.080%, 8/1/2013[b,d]	$6,445,000

	Total	21,875,000

	Total Investments (at amortized cost) 101.4%	$478,257,127

	Other Assets and Liabilities, Net (1.4)%	(6,746,634)

	Total Net Assets 100.0%	$471,510,493

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2013.
c	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2013, the value of these investments was $166,539,425 or 35.3% of total net assets.

Cost for federal income tax purposes	$478,257,127

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

Money Market Fund

Schedule of Investments as of July 31, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2013, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	122,953,058	–	122,953,058	–
Certificate of Deposit	45,637,930	–	45,637,930	–
Financial Company Commercial Paper	23,203,859	–	23,203,859	–
Government Agency Debt	126,852,141	–	126,852,141	–
Investment Company	42,075,024	42,075,024	–	–
Other Commercial Paper	14,047,484	–	14,047,484	–
Other Note	81,612,631	–	81,612,631	–
Variable Rate Demand Note	21,875,000	–	21,875,000	–
Total	$478,257,127	$42,075,024	$436,182,103	$–

There were no significant transfers between Levels during the period ended July 31, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

Notes to Schedule of Investments

As of July 31, 2013

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Investments in mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation to the Adviser. The Adviser has formed a Portfolio Compliance and Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines

require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board of Trustees.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

170

Notes to Schedule of Investments

As of July 31, 2013

(unaudited)

Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where the Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds may enter into swap

transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as realized gains or losses. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives additional collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. The swap contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. A seller of protection profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding. However, the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the underlying issuer or reference entity. The Funds may be either the protection seller or the protection buyer.

Certain Funds may enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by

171

Notes to Schedule of Investments

As of July 31, 2013

(unaudited)

going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Funds’ Schedules of Investments for additional information.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

Unfunded Loan Commitments – The following Fund entered into a loan commitment with Dell, Inc. on March 4, 2013. Maturity of the loan (close date) will be no later than November 6, 2013. The Fund’s commitment will be allocated 61.538461538% to the 1st lien facility and 38.461538462% to the 2nd lien facility. The Coupon rate will be 3 month LIBOR (1% floor) plus spread; spread is initially 4.00% for the 1st lien commitment and 5.25% for the 2nd lien commitment, both increasing by 0.50% every 3 months. As of the close date Fund will receive a fee of 0.50%.

Fund	Unfunded Commitment
High Yield	$7,500,000

The following Fund entered into a loan commitment with Tenet Healthcare Corporation on July 24, 2013. Maturity of the loan (close date) will be no later than February 28, 2014. The Coupon rate will be 3 month LIBOR plus spread; spread is initially 6.00% increasing by 0.50% every 3 months, not to exceed 9.00%. As of the close date the Fund will receive a commitment fee amount at a minimum of 0.25%.

Fund	Unfunded Commitment
High Yield	$7,100,000

172

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 26, 2013	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 26, 2013	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: September 26, 2013	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer